UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (72.6%)
3M Co. (Miscellaneous Manufacturing)	6,400	$472,320
Abbott Laboratories (Pharmaceuticals)	14,150	700,000
Abercrombie & Fitch Co. - Class A (Retail)	800	26,304
Adobe Systems, Inc.* (Software)	4,800	158,592
Advanced Micro Devices, Inc.* (Semiconductors)	5,150	29,149
Aetna, Inc. (Healthcare - Services)	4,000	111,320
Affiliated Computer Services, Inc. - Class A* (Computers)	900	48,753
AFLAC, Inc. (Insurance)	4,300	183,782
Agilent Technologies, Inc.* (Electronics)	3,150	87,664
Air Products & Chemicals, Inc. (Chemicals)	1,900	147,402
Airgas, Inc. (Chemicals)	750	36,278
AK Steel Holding Corp. (Iron/Steel)	1,000	19,730
Akamai Technologies, Inc.* (Internet)	1,600	31,488
Alcoa, Inc. (Mining)	8,950	117,424
Allegheny Energy, Inc. (Electric)	1,550	41,106
Allegheny Technologies, Inc. (Iron/Steel)	900	31,491
Allergan, Inc. (Pharmaceuticals)	2,800	158,928
Allstate Corp. (Insurance)	4,900	150,038
Altera Corp. (Semiconductors)	2,700	55,377
Altria Group, Inc. (Agriculture)	19,000	338,390
Amazon.com, Inc.* (Internet)	3,050	284,748
Ameren Corp. (Electric)	2,150	54,352
American Electric Power, Inc. (Electric)	4,350	134,806
American Express Co. (Diversified Financial Services)	10,900	369,510
American International Group, Inc.* (Insurance)	1,250	55,138
American Tower Corp.* (Telecommunications)	3,600	131,040
Ameriprise Financial, Inc. (Diversified Financial Services)	2,350	85,375
AmerisourceBergen Corp. (Pharmaceuticals)	2,700	60,426
Amgen, Inc.* (Biotechnology)	9,300	560,139
Amphenol Corp. - Class A (Electronics)	1,550	58,404
Anadarko Petroleum Corp. (Oil & Gas)	4,500	282,285
Analog Devices, Inc. (Semiconductors)	2,650	73,087
AON Corp. (Insurance)	2,500	101,725
Apache Corp. (Oil & Gas)	3,100	284,673
Apartment Investment and Management Co. - Class A (REIT)	1,050	15,488
Apollo Group, Inc. - Class A* (Commercial Services)	1,150	84,720
Apple Computer, Inc.* (Computers)	8,200	1,520,034
Applied Materials, Inc. (Semiconductors)	12,200	163,480
Archer-Daniels-Midland Co. (Agriculture)	5,900	172,398
Assurant, Inc. (Insurance)	1,100	35,266
AT&T, Inc. (Telecommunications)	54,050	1,459,890
Autodesk, Inc.* (Software)	2,100	49,980
Automatic Data Processing, Inc. (Software)	4,600	180,780
AutoNation, Inc.* (Retail)	850	15,368
AutoZone, Inc.* (Retail)	300	43,866
Avalonbay Communities, Inc. (REIT)	750	54,548
Avery Dennison Corp. (Household Products/Wares)	1,050	37,811
Avon Products, Inc. (Cosmetics/Personal Care)	3,900	132,444
Baker Hughes, Inc. (Oil & Gas Services)	2,850	121,581
Ball Corp. (Packaging & Containers)	850	41,820
Bank of America Corp. (Banks)	79,250	1,340,910
Bank of New York Mellon Corp. (Banks)	11,000	318,890
Bard (C.R.), Inc. (Healthcare - Products)	900	70,749
Baxter International, Inc. (Healthcare - Products)	5,500	313,555
BB&T Corp. (Banks)	6,250	170,250
Becton, Dickinson & Co. (Healthcare - Products)	2,200	153,450
Bed Bath & Beyond, Inc.* (Retail)	2,400	90,096
Bemis Co., Inc. (Packaging & Containers)	1,000	25,910
Best Buy Co., Inc. (Retail)	3,150	118,188
Big Lots, Inc.* (Retail)	750	18,765
Biogen Idec, Inc.* (Biotechnology)	2,650	133,878
BJ Services Co. (Oil & Gas Services)	2,700	52,461
Black & Decker Corp. (Hand/Machine Tools)	550	25,460
BMC Software, Inc.* (Software)	1,700	63,801
Boeing Co. (Aerospace/Defense)	6,650	360,097
Boston Properties, Inc. (REIT)	1,250	81,937
Boston Scientific Corp.* (Healthcare - Products)	13,800	146,142
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,150	408,738
Broadcom Corp. - Class A* (Semiconductors)	3,950	121,225
Brown-Forman Corp. (Beverages)	1,000	48,220
Burlington Northern Santa Fe Corp. (Transportation)	2,400	191,592
C.H. Robinson Worldwide, Inc. (Transportation)	1,550	89,512
CA, Inc. (Software)	3,650	80,263
Cabot Oil & Gas Corp. (Oil & Gas)	950	33,963
Cameron International Corp.* (Oil & Gas Services)	2,000	75,640
Campbell Soup Co. (Food)	1,750	57,085
Capital One Financial Corp. (Diversified Financial Services)	4,150	148,279
Cardinal Health, Inc. (Pharmaceuticals)	3,300	88,440
CareFusion Corp.* (Healthcare - Products)	1,650	35,970
Carnival Corp. - Class A (Leisure Time)	4,000	133,120
Caterpillar, Inc. (Machinery - Construction & Mining)	5,700	292,581
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	2,200	25,828
CBS Corp. - Class B (Media)	6,200	74,710
Celgene Corp.* (Biotechnology)	4,200	234,780

See accompanying notes to the Schedules of Portfolio Investments.

CenterPoint Energy, Inc. (Electric)	3,550	44,127
CenturyTel, Inc. (Telecommunications)	2,700	90,720
Cephalon, Inc.* (Pharmaceuticals)	700	40,768
CF Industries Holdings, Inc. (Chemicals)	450	38,804
Chesapeake Energy Corp. (Oil & Gas)	5,900	167,560
Chevron Corp. (Oil & Gas)	18,350	1,292,390
Chubb Corp. (Insurance)	3,200	161,312
Ciena Corp.* (Telecommunications)	850	13,838
CIGNA Corp. (Insurance)	2,500	70,225
Cincinnati Financial Corp. (Insurance)	1,500	38,985
Cintas Corp. (Textiles)	1,200	36,372
Cisco Systems, Inc.* (Telecommunications)	52,850	1,244,089
Citigroup, Inc. (Diversified Financial Services)	119,500	578,380
Citrix Systems, Inc.* (Software)	1,700	66,691
Clorox Co. (Household Products/Wares)	1,300	76,466
CME Group, Inc. (Diversified Financial Services)	600	184,914
CMS Energy Corp. (Electric)	2,100	28,140
Coach, Inc. (Apparel)	2,900	95,468
Coca-Cola Co. (Beverages)	21,250	1,141,125
Coca-Cola Enterprises, Inc. (Beverages)	2,900	62,089
Cognizant Technology Solutions Corp.* (Computers)	2,700	104,382
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,550	347,074
Comcast Corp. - Class A (Media)	26,300	444,207
Comerica, Inc. (Banks)	1,400	41,538
Computer Sciences Corp.* (Computers)	1,400	73,794
Compuware Corp.* (Software)	2,200	16,126
ConAgra Foods, Inc. (Food)	4,050	87,804
ConocoPhillips (Oil & Gas)	13,600	614,176
CONSOL Energy, Inc. (Coal)	1,650	74,432
Consolidated Edison, Inc. (Electric)	2,500	102,350
Constellation Brands, Inc.* (Beverages)	1,800	27,270
Constellation Energy Group, Inc. (Electric)	1,850	59,885
Convergys Corp.* (Commercial Services)	1,150	11,431
Corning, Inc. (Telecommunications)	14,250	218,167
Costco Wholesale Corp. (Retail)	4,000	225,840
Coventry Health Care, Inc.* (Healthcare - Services)	1,350	26,946
CSX Corp. (Transportation)	3,600	150,696
Cummins, Inc. (Machinery - Diversified)	1,850	82,898
CVS Corp. (Retail)	13,200	471,768
D.R. Horton, Inc. (Home Builders)	2,550	29,096
Danaher Corp. (Miscellaneous Manufacturing)	2,350	158,202
Darden Restaurants, Inc. (Retail)	1,300	44,369
DaVita, Inc.* (Healthcare - Services)	950	53,808
Dean Foods Co.* (Food)	1,650	29,354
Deere & Co. (Machinery - Diversified)	3,850	165,242
Dell, Inc.* (Computers)	15,750	240,345
Denbury Resources, Inc.* (Oil & Gas)	2,300	34,799
DENTSPLY International, Inc. (Healthcare - Products)	1,350	46,629
Devon Energy Corp. (Oil & Gas)	4,050	272,686
DeVry, Inc. (Commercial Services)	550	30,426
Diamond Offshore Drilling, Inc. (Oil & Gas)	650	62,088
DIRECTV Group, Inc.* (Media)	4,100	113,078
Discover Financial Services (Diversified Financial Services)	4,900	79,527
Dominion Resources, Inc. (Electric)	5,450	188,025
Dover Corp. (Miscellaneous Manufacturing)	1,700	65,892
Dr. Pepper Snapple Group, Inc.* (Beverages)	2,350	67,563
DTE Energy Co. (Electric)	1,500	52,710
Duke Energy Corp. (Electric)	11,900	187,306
Dun & Bradstreet Corp. (Software)	500	37,660
Dynegy, Inc. - Class A* (Electric)	4,650	11,858
E* TRADE Financial Corp.* (Diversified Financial Services)	8,500	14,875
E.I. du Pont de Nemours & Co. (Chemicals)	8,300	266,762
Eastman Chemical Co. (Chemicals)	650	34,801
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,450	11,711
Eaton Corp. (Miscellaneous Manufacturing)	1,500	84,885
eBay, Inc.* (Internet)	10,300	243,183
Ecolab, Inc. (Chemicals)	2,150	99,394
Edison International (Electric)	3,000	100,740
El Paso Corp. (Pipelines)	6,400	66,048
Electronic Arts, Inc.* (Software)	2,950	56,198
Eli Lilly & Co. (Pharmaceuticals)	9,250	305,527
EMC Corp.* (Computers)	18,500	315,240
Emerson Electric Co. (Electrical Components & Equipment)	6,900	276,552
Ensco International, Inc. (Oil & Gas)	1,300	55,302
Entergy Corp. (Electric)	1,800	143,748
EOG Resources, Inc. (Oil & Gas)	2,300	192,073
EQT Corp. (Oil & Gas)	1,200	51,120
Equifax, Inc. (Commercial Services)	1,150	33,511
Equity Residential Properties Trust (REIT)	2,500	76,750
Exelon Corp. (Electric)	6,050	300,201
Expedia, Inc.* (Internet)	1,950	46,703
Expeditors International of Washington, Inc. (Transportation)	1,950	68,543
Express Scripts, Inc.* (Pharmaceuticals)	2,500	193,950
Exxon Mobil Corp. (Oil & Gas)	44,050	3,022,270
Family Dollar Stores, Inc. (Retail)	1,300	34,320
Fastenal Co. (Distribution/Wholesale)	1,200	46,440
Federated Investors, Inc. - Class B (Diversified Financial Services)	800	21,096
FedEx Corp. (Transportation)	2,850	214,377
Fidelity National Information Services, Inc. (Software)	1,750	44,643
Fifth Third Bancorp (Banks)	7,300	73,949
First Horizon National Corp.* (Banks)	2,000	26,460
FirstEnergy Corp. (Electric)	2,800	128,016
Fiserv, Inc.* (Software)	1,400	67,480
FLIR Systems, Inc.* (Electronics)	1,400	39,158

See accompanying notes to the Schedules of Portfolio Investments.

Flowserve Corp. (Machinery - Diversified)	500	49,270
Fluor Corp. (Engineering & Construction)	1,650	83,902
FMC Corp. (Chemicals)	650	36,563
FMC Technologies, Inc.* (Oil & Gas Services)	1,100	57,464
Ford Motor Co.* (Auto Manufacturers)	29,500	212,695
Forest Laboratories, Inc.* (Pharmaceuticals)	2,750	80,960
Fortune Brands, Inc. (Household Products/Wares)	1,400	60,172
FPL Group, Inc. (Electric)	3,750	207,112
Franklin Resources, Inc. (Diversified Financial Services)	1,350	135,810
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,750	257,287
Frontier Communications Corp. (Telecommunications)	2,850	21,489
GameStop Corp. - Class A* (Retail)	1,500	39,705
Gannett Co., Inc. (Media)	2,150	26,897
General Dynamics Corp. (Aerospace/Defense)	3,550	229,330
General Electric Co. (Miscellaneous Manufacturing)	97,350	1,598,487
General Mills, Inc. (Food)	3,000	193,140
Genuine Parts Co. (Distribution/Wholesale)	1,450	55,187
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,400	52,580
Genzyme Corp.* (Biotechnology)	2,500	141,825
Gilead Sciences, Inc.* (Pharmaceuticals)	8,300	386,614
Goodrich Corp. (Aerospace/Defense)	1,150	62,491
Google, Inc. - Class A* (Internet)	2,200	1,090,870
H & R Block, Inc. (Commercial Services)	3,050	56,059
Halliburton Co. (Oil & Gas Services)	8,250	223,740
Harley-Davidson, Inc. (Leisure Time)	2,150	49,450
Harman International Industries, Inc. (Home Furnishings)	650	22,022
Harris Corp. (Telecommunications)	1,200	45,120
Hartford Financial Services Group, Inc. (Insurance)	3,500	92,750
Hasbro, Inc. (Toys/Games/Hobbies)	1,150	31,913
HCP, Inc. (REIT)	2,700	77,598
Health Care REIT, Inc. (REIT)	1,100	45,782
Heinz (H.J.) Co. (Food)	2,900	115,275
Hess Corp. (Oil & Gas)	2,650	141,669
Hewlett-Packard Co. (Computers)	21,700	1,024,457
Home Depot, Inc. (Retail)	15,600	415,584
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,900	256,335
Hormel Foods Corp. (Food)	650	23,088
Hospira, Inc.* (Pharmaceuticals)	1,500	66,900
Host Marriott Corp. (REIT)	5,550	65,324
Hudson City Bancorp, Inc. (Savings & Loans)	4,300	56,545
Humana, Inc.* (Healthcare - Services)	1,550	57,815
Huntington Bancshares, Inc. (Banks)	5,200	24,492
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,550	151,620
IMS Health, Inc. (Software)	1,650	25,328
Integrys Energy Group, Inc. (Electric)	700	25,123
Intel Corp. (Semiconductors)	51,300	1,003,941
IntercontinentalExchange, Inc.* (Diversified Financial Services)	650	63,174
International Business Machines Corp. (Computers)	12,000	1,435,320
International Flavors & Fragrances, Inc. (Chemicals)	700	26,551
International Game Technology (Entertainment)	2,700	57,996
International Paper Co. (Forest Products & Paper)	3,950	87,808
Interpublic Group of Cos., Inc.* (Advertising)	4,450	33,464
Intuit, Inc.* (Software)	2,950	84,075
Intuitive Surgical, Inc.* (Healthcare - Products)	350	91,787
Invesco, Ltd. (Diversified Financial Services)	3,800	86,488
Iron Mountain, Inc.* (Commercial Services)	1,650	43,989
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,650	86,047
J.C. Penney Co., Inc. (Retail)	2,150	72,563
J.P. Morgan Chase & Co. (Diversified Financial Services)	36,050	1,579,711
Jabil Circuit, Inc. (Electronics)	1,700	22,797
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,150	52,843
Janus Capital Group, Inc. (Diversified Financial Services)	1,650	23,397
JDS Uniphase Corp.* (Telecommunications)	2,000	14,220
JM Smucker Co. (Food)	1,100	58,311
Johnson & Johnson (Healthcare - Products)	25,250	1,537,472
Johnson Controls, Inc. (Auto Parts & Equipment)	5,450	139,302
Juniper Networks, Inc.* (Telecommunications)	4,800	129,696
KB Home (Home Builders)	700	11,627
Kellogg Co. (Food)	2,350	115,690
KeyCorp (Banks)	8,050	52,325
Kimberly-Clark Corp. (Household Products/Wares)	3,800	224,124
Kimco Realty Corp. (REIT)	3,450	44,988
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,250	24,233
KLA -Tencor Corp. (Semiconductors)	1,550	55,583
Kohls Corp.* (Retail)	2,800	159,740
Kraft Foods, Inc. (Food)	13,500	354,645
Kroger Co. (Food)	5,950	122,808
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,050	84,336
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,000	65,700
Legg Mason, Inc. (Diversified Financial Services)	1,500	46,545
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,450	28,130
Lennar Corp. - Class A (Home Builders)	1,400	19,950

See accompanying notes to the Schedules of Portfolio Investments.

Leucadia National Corp.* (Holding Companies - Diversified)	1,750	43,260
Lexmark International, Inc. - Class A* (Computers)	700	15,078
Life Technologies Corp.* (Biotechnology)	1,600	74,480
Limited, Inc. (Retail)	2,450	41,626
Lincoln National Corp. (Insurance)	2,750	71,253
Linear Technology Corp. (Semiconductors)	2,050	56,642
Lockheed Martin Corp. (Aerospace/Defense)	2,950	230,336
Loews Corp. (Insurance)	3,350	114,737
Lorillard, Inc. (Agriculture)	1,500	111,450
Lowe’s Cos., Inc. (Retail)	13,550	283,737
LSI Logic Corp.* (Semiconductors)	5,950	32,666
M&T Bank Corp. (Banks)	750	46,740
Macy’s, Inc. (Retail)	3,850	70,417
Marathon Oil Corp. (Oil & Gas)	6,500	207,350
Marriott International, Inc. - Class A (Lodging)	2,300	63,457
Marsh & McLennan Cos., Inc. (Insurance)	4,800	118,704
Marshall & Ilsley Corp. (Banks)	3,350	27,035
Masco Corp. (Building Materials)	3,300	42,636
Massey Energy Co. (Coal)	800	22,312
MasterCard, Inc. - Class A (Software)	900	181,935
Mattel, Inc. (Toys/Games/Hobbies)	3,300	60,918
MBIA, Inc.* (Insurance)	1,450	11,252
McAfee, Inc.* (Internet)	1,450	63,496
McCormick & Co., Inc. (Food)	1,200	40,728
McDonald’s Corp. (Retail)	10,000	570,700
McGraw-Hill Cos., Inc. (Media)	2,900	72,906
McKesson Corp. (Commercial Services)	2,450	145,897
MeadWestvaco Corp. (Forest Products & Paper)	1,550	34,581
Medco Health Solutions, Inc.* (Pharmaceuticals)	4,350	240,598
Medtronic, Inc. (Healthcare - Products)	10,150	373,520
MEMC Electronic Materials, Inc.* (Semiconductors)	2,050	34,092
Merck & Co., Inc. (Pharmaceuticals)	19,300	610,459
Meredith Corp. (Media)	350	10,479
MetLife, Inc. (Insurance)	7,500	285,525
MetroPCS Communications, Inc.* (Telecommunications)	2,400	22,464
Microchip Technology, Inc. (Semiconductors)	1,700	45,050
Micron Technology, Inc.* (Semiconductors)	7,750	63,550
Microsoft Corp. (Software)	71,000	1,838,190
Millipore Corp.* (Biotechnology)	500	35,165
Molex, Inc. (Electrical Components & Equipment)	1,250	26,100
Molson Coors Brewing Co. - Class B (Beverages)	1,450	70,586
Monsanto Co. (Agriculture)	5,000	387,000
Monster Worldwide, Inc.* (Internet)	1,150	20,102
Moody’s Corp. (Commercial Services)	1,800	36,828
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,450	384,456
Motorola, Inc. (Telecommunications)	21,050	180,819
Murphy Oil Corp. (Oil & Gas)	1,750	100,747
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,800	44,828
Nabors Industries, Ltd.* (Oil & Gas)	2,600	54,340
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,300	27,365
National Semiconductor Corp. (Semiconductors)	2,150	30,681
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,850	166,050
NetApp, Inc.* (Computers)	3,100	82,708
Newell Rubbermaid, Inc. (Housewares)	2,550	40,010
Newmont Mining Corp. (Mining)	4,500	198,090
News Corp. - Class A (Media)	20,600	246,994
Nicor, Inc. (Gas)	400	14,636
NIKE, Inc. - Class B (Apparel)	3,550	229,685
NiSource, Inc. (Electric)	2,500	34,725
Noble Energy, Inc. (Oil & Gas)	1,600	105,536
Nordstrom, Inc. (Retail)	1,500	45,810
Norfolk Southern Corp. (Transportation)	3,350	144,418
Northeast Utilities System (Electric)	1,600	37,984
Northern Trust Corp. (Banks)	2,200	127,952
Northrop Grumman Corp. (Aerospace/Defense)	2,900	150,075
Novell, Inc.* (Software)	3,200	14,432
Novellus Systems, Inc.* (Semiconductors)	900	18,882
Nucor Corp. (Iron/Steel)	2,900	136,329
NVIDIA Corp.* (Semiconductors)	5,000	75,150
NYSE Euronext (Diversified Financial Services)	2,400	69,336
O’Reilly Automotive, Inc.* (Retail)	1,250	45,175
Occidental Petroleum Corp. (Oil & Gas)	7,450	584,080
Office Depot, Inc.* (Retail)	2,500	16,550
Omnicom Group, Inc. (Advertising)	2,850	105,279
Oracle Corp. (Software)	35,800	746,072
Owens-Illinois, Inc.* (Packaging & Containers)	1,550	57,195
PACCAR, Inc. (Auto Manufacturers)	3,350	126,328
Pactiv Corp.* (Packaging & Containers)	1,200	31,260
Pall Corp. (Miscellaneous Manufacturing)	1,100	35,508
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,450	75,168
Patterson Cos., Inc.* (Healthcare - Products)	850	23,163
Paychex, Inc. (Commercial Services)	2,950	85,697
Peabody Energy Corp. (Coal)	2,450	91,189
People’s United Financial, Inc. (Banks)	3,200	49,792
Pepco Holdings, Inc. (Electric)	2,000	29,760
PepsiCo, Inc. (Beverages)	14,250	835,905
PerkinElmer, Inc. (Electronics)	1,050	20,202
Pfizer, Inc. (Pharmaceuticals)	61,850	1,023,617
PG&E Corp. (Electric)	3,400	137,666
Philip Morris International, Inc. (Commercial Services)	17,700	862,698
Pinnacle West Capital Corp. (Electric)	950	31,179

See accompanying notes to the Schedules of Portfolio Investments.

Pioneer Natural Resources Co. (Oil & Gas)	1,050	38,105
Pitney Bowes, Inc. (Office/Business Equipment)	1,900	47,215
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,500	45,960
PNC Financial Services Group (Banks)	4,250	206,507
Polo Ralph Lauren Corp. (Apparel)	550	42,141
PPG Industries, Inc. (Chemicals)	1,500	87,315
PPL Corp. (Electric)	3,450	104,673
Praxair, Inc. (Chemicals)	2,800	228,732
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,300	132,431
Principal Financial Group, Inc. (Insurance)	2,900	79,431
Procter & Gamble Co. (Cosmetics/Personal Care)	26,750	1,549,360
Progress Energy, Inc. (Electric)	2,550	99,603
Progressive Corp.* (Insurance)	6,200	102,796
ProLogis (REIT)	4,050	48,276
Prudential Financial, Inc. (Insurance)	4,250	212,117
Public Service Enterprise Group, Inc. (Electric)	4,650	146,196
Public Storage, Inc. (REIT)	1,250	94,050
Pulte Homes, Inc. (Home Builders)	2,900	31,871
QLogic Corp.* (Semiconductors)	1,100	18,920
Qualcomm, Inc. (Telecommunications)	15,250	685,945
Quanta Services, Inc.* (Commercial Services)	1,800	39,834
Quest Diagnostics, Inc. (Healthcare - Services)	1,450	75,675
Questar Corp. (Pipelines)	1,600	60,096
Qwest Communications International, Inc. (Telecommunications)	13,600	51,816
R.R. Donnelley & Sons Co. (Commercial Services)	1,900	40,394
RadioShack Corp. (Retail)	1,150	19,056
Range Resources Corp. (Oil & Gas)	1,450	71,572
Raytheon Co. (Aerospace/Defense)	3,550	170,293
Red Hat, Inc.* (Software)	1,700	46,988
Regions Financial Corp. (Banks)	10,900	67,689
Republic Services, Inc. (Environmental Control)	2,950	78,381
Reynolds American, Inc. (Agriculture)	1,550	69,006
Robert Half International, Inc. (Commercial Services)	1,400	35,028
Rockwell Automation, Inc. (Machinery - Diversified)	1,300	55,380
Rockwell Collins, Inc. (Aerospace/Defense)	1,450	73,660
Rowan Cos., Inc. (Oil & Gas)	1,050	24,224
Ryder System, Inc. (Transportation)	500	19,530
Safeway, Inc. (Food)	3,800	74,936
Salesforce.com, Inc.* (Software)	1,000	56,930
SanDisk Corp.* (Computers)	2,100	45,570
Sara Lee Corp. (Food)	6,350	70,739
SCANA Corp. (Electric)	1,000	34,900
Schering-Plough Corp. (Pharmaceuticals)	14,950	422,337
Schlumberger, Ltd. (Oil & Gas Services)	10,950	652,620
Scripps Networks Interactive - Class A (Entertainment)	800	29,560
Sealed Air Corp. (Packaging & Containers)	1,450	28,464
Sears Holdings Corp.* (Retail)	450	29,390
Sempra Energy (Gas)	2,250	112,072
Sherwin-Williams Co. (Chemicals)	900	54,144
Sigma-Aldrich Corp. (Chemicals)	1,100	59,378
Simon Property Group, Inc. (REIT)	2,611	181,282
SLM Corp.* (Diversified Financial Services)	4,300	37,496
Smith International, Inc. (Oil & Gas Services)	2,000	57,400
Snap-on, Inc. (Hand/Machine Tools)	550	19,118
Southern Co. (Electric)	7,300	231,191
Southwest Airlines Co. (Airlines)	6,800	65,280
Southwestern Energy Co.* (Oil & Gas)	3,150	134,442
Spectra Energy Corp. (Pipelines)	5,900	111,746
Sprint Nextel Corp.* (Telecommunications)	26,350	104,082
St. Jude Medical, Inc.* (Healthcare - Products)	3,200	124,832
Staples, Inc. (Retail)	6,600	153,252
Starbucks Corp.* (Retail)	6,750	139,387
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,700	56,151
State Street Corp. (Banks)	4,550	239,330
Stericycle, Inc.* (Environmental Control)	800	38,760
Stryker Corp. (Healthcare - Products)	2,600	118,118
Sun Microsystems, Inc.* (Computers)	6,900	62,721
Sunoco, Inc. (Oil & Gas)	1,050	29,873
SunTrust Banks, Inc. (Banks)	4,550	102,602
SuperValu, Inc. (Food)	1,950	29,367
Symantec Corp.* (Internet)	7,450	122,701
Sysco Corp. (Food)	5,400	134,190
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,350	107,395
Target Corp. (Retail)	6,900	322,092
TECO Energy, Inc. (Electric)	1,950	27,456
Tellabs, Inc.* (Telecommunications)	3,650	25,258
Tenet Healthcare Corp.* (Healthcare - Services)	3,950	23,226
Teradata Corp.* (Computers)	1,550	42,656
Teradyne, Inc.* (Semiconductors)	1,600	14,800
Tesoro Petroleum Corp. (Oil & Gas)	1,300	19,474
Texas Instruments, Inc. (Semiconductors)	11,550	273,619
Textron, Inc. (Miscellaneous Manufacturing)	2,500	47,450
The AES Corp.* (Electric)	6,100	90,402
The Charles Schwab Corp. (Diversified Financial Services)	8,700	166,605
The Dow Chemical Co. (Chemicals)	10,500	273,735
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,100	40,788
The Gap, Inc. (Retail)	4,400	94,160
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,700	866,445
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,200	37,466
The Hershey Co. (Food)	1,500	58,290

See accompanying notes to the Schedules of Portfolio Investments.

The New York Times Co. - Class A (Media)	1,050	8,526
The Pepsi Bottling Group, Inc. (Beverages)	1,300	47,372
The Stanley Works (Hand/Machine Tools)	750	32,018
The Travelers Cos., Inc. (Insurance)	5,200	255,996
The Williams Cos., Inc. (Pipelines)	5,350	95,604
Thermo Fisher Scientific, Inc.* (Electronics)	3,750	163,762
Tiffany & Co. (Retail)	1,150	44,310
Time Warner Cable, Inc.* (Media)	3,250	140,042
Time Warner, Inc. (Media)	10,850	312,263
Titanium Metals Corp. (Mining)	800	7,672
TJX Cos., Inc. (Retail)	3,900	144,885
Torchmark Corp. (Insurance)	750	32,573
Total System Services, Inc. (Software)	1,800	28,998
Tyson Foods, Inc. - Class A (Food)	2,800	35,364
U.S. Bancorp (Banks)	17,500	382,550
Union Pacific Corp. (Transportation)	4,600	268,410
United Parcel Service, Inc. - Class B (Transportation)	9,100	513,877
United States Steel Corp. (Iron/Steel)	1,300	57,681
United Technologies Corp. (Aerospace/Defense)	8,600	523,998
UnitedHealth Group, Inc. (Healthcare - Services)	10,650	266,676
UnumProvident Corp. (Insurance)	3,050	65,392
V.F. Corp. (Apparel)	800	57,944
Valero Energy Corp. (Oil & Gas)	5,150	99,858
Varian Medical Systems, Inc.* (Healthcare - Products)	1,150	48,450
Ventas, Inc. (REIT)	1,450	55,825
VeriSign, Inc.* (Internet)	1,750	41,458
Verizon Communications, Inc. (Telecommunications)	26,000	787,020
Viacom, Inc. - Class B* (Media)	5,550	155,622
Vornado Realty Trust (REIT)	1,450	93,394
Vulcan Materials Co. (Building Materials)	1,150	62,181
W.W. Grainger, Inc. (Distribution/Wholesale)	550	49,148
Wal-Mart Stores, Inc. (Retail)	19,800	971,982
Walgreen Co. (Retail)	9,100	340,977
Walt Disney Co. (Media)	17,050	468,193
Washington Post Co. - Class B (Media)	50	23,404
Waste Management, Inc. (Environmental Control)	4,500	134,190
Waters Corp.* (Electronics)	900	50,274
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	950	34,808
WellPoint, Inc.* (Healthcare - Services)	4,350	206,016
Wells Fargo & Co. (Banks)	42,800	1,206,104
Western Digital Corp.* (Computers)	2,050	74,887
Western Union Co. (Commercial Services)	6,450	122,034
Weyerhaeuser Co. (Forest Products & Paper)	1,950	71,468
Whirlpool Corp. (Home Furnishings)	700	48,972
Whole Foods Market, Inc.* (Food)	1,300	39,637
Windstream Corp. (Telecommunications)	4,000	40,520
Wisconsin Energy Corp. (Electric)	1,050	47,429
Wyeth (Pharmaceuticals)	12,250	595,105
Wyndham Worldwide Corp. (Lodging)	1,650	26,928
Wynn Resorts, Ltd.* (Lodging)	650	46,079
Xcel Energy, Inc. (Electric)	4,150	79,846
Xerox Corp. (Office/Business Equipment)	7,950	61,533
Xilinx, Inc. (Semiconductors)	2,550	59,721
XL Capital, Ltd. - Class A (Insurance)	3,150	54,999
XTO Energy, Inc. (Oil & Gas)	5,300	218,996
Yahoo!, Inc.* (Internet)	10,950	195,019
YUM! Brands, Inc. (Retail)	4,250	143,480
Zimmer Holdings, Inc.* (Healthcare - Products)	1,950	104,227
Zions Bancorp (Banks)	1,150	20,666

TOTAL COMMON STOCKS
(Cost $63,160,868)		85,524,219

	Principal
	Amount

U.S. Government Agency Obligations (6.0%)
Federal Home Loan Bank, 0.01%‡, 10/2/09	$7,128,000	7,127,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,127,998)		7,127,998

Repurchase Agreements (37.9%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $5,025,001 (Collateralized by $5,127,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $5,126,525)	5,025,000	5,025,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $12,106,003 (Collateralized by $12,244,000 of various U.S. Government Agency Obligations, 1.10%-3.00%, 3/30/10-1/13/14, market value $12,356,450)	12,106,000	12,106,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $26,268,007 (Collateralized by $19,316,900 of various U.S. Treasury Securities, 1.25%-8.50%, 12/30/10-2/15/20, market value $26,798,341)	26,268,000	26,268,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $952,000 (Collateralized by $973,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $978,639)	952,000	952,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $289,000 (Collateralized by $291,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $296,814)	289,000	289,000

TOTAL REPURCHASE AGREEMENTS
(Cost $44,640,000)		44,640,000

TOTAL INVESTMENT SECURITIES
(Cost $114,928,866)—116.5%		137,292,217
Net other assets (liabilities)—(16.5)%		(19,436,745)

NET ASSETS—100.0%		$117,855,472

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $5,850,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/18/09 (Underlying notional amount at value $14,612,375)	278	$320,465

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$13,507,048	$(185,520)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	4,136,615	(22,720)

ProFund VP Bull invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$138,743	0.1%
Aerospace/Defense	1,884,616	1.7%
Agriculture	1,078,244	1.0%
Airlines	65,280	0.1%
Apparel	425,238	0.4%
Auto Manufacturers	339,023	0.3%
Auto Parts & Equipment	176,768	0.1%
Banks	4,525,781	3.6%
Beverages	2,300,130	2.0%
Biotechnology	1,180,267	1.0%
Building Materials	104,817	0.1%
Chemicals	1,389,859	1.1%
Coal	187,933	0.2%
Commercial Services	1,628,546	1.2%
Computers	5,085,945	4.4%
Cosmetics/Personal Care	2,069,666	1.7%
Distribution/Wholesale	150,775	0.1%
Diversified Financial Services	5,128,759	4.3%
Electric	2,942,615	2.5%
Electrical Components & Equipment	302,652	0.2%
Electronics	442,261	0.3%
Engineering & Construction	136,745	0.2%
Entertainment	87,556	0.1%
Environmental Control	251,331	0.2%
Food	1,640,451	1.5%
Forest Products & Paper	239,817	0.2%
Gas	126,708	0.1%
Hand/Machine Tools	76,596	NM
Healthcare - Products	3,188,064	2.6%
Healthcare - Services	887,182	0.9%
Holding Companies - Diversified	43,260	NM
Home Builders	92,544	NM
Home Furnishings	70,994	NM
Household Products/Wares	398,573	0.4%
Housewares	40,010	NM
Insurance	2,293,996	2.1%
Internet	2,139,768	1.7%
Iron/Steel	245,231	0.2%
Leisure Time	182,570	0.1%
Lodging	192,615	0.2%
Machinery - Construction & Mining	292,581	0.3%
Machinery - Diversified	352,790	0.3%
Media	2,097,321	1.8%
Metal Fabricate/Hardware	132,431	0.1%
Mining	580,473	0.5%
Miscellaneous Manufacturing	3,071,755	2.6%
Office/Business Equipment	108,748	0.1%
Oil & Gas	8,195,651	6.9%
Oil & Gas Services	1,406,956	1.3%
Packaging & Containers	184,649	0.1%
Pharmaceuticals	5,487,236	4.8%
Pipelines	333,494	0.4%
REIT	935,242	1.0%
Real Estate	25,828	NM
Retail	5,253,462	4.1%
Savings & Loans	56,545	0.1%
Semiconductors	2,225,615	2.0%
Software	3,845,162	3.4%
Telecommunications	5,266,193	4.4%
Textiles	36,372	NM
Toys/Games/Hobbies	92,831	0.1%
Transportation	1,660,955	1.4%
Other**	32,331,253	27.4%

Total	$117,855,472	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$85,524,219	$-	$85,524,219
U.S. Government Agency Obligations	-	7,127,998	7,127,998
Repurchase Agreements	-	44,640,000	44,640,000

Total Investment Securities	85,524,219	51,767,998	137,292,217

Other Financial Instruments^	320,465	(208,240)	112,225

Total Investments	$85,844,684	$51,559,758	$137,404,442

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (97.5%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $561,000 (Collateralized by $573,000 of various U.S. Treasury Bills, 0.07%‡-4.13%, 11/19/09-8/15/10, market value $573,046)	$561,000	$561,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $566,000 (Collateralized by $574,000 of various U.S. Treasury Securities, 1.10%-4.13%, 3/30/10-8/15/10, market value $580,115)	566,000	566,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $575,000 (Collateralized by $587,000 of various U.S. Treasury Securities, 1.25%-4.13%, 8/15/10-12/30/10, market value $590,826)	575,000	575,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $558,000 (Collateralized by $570,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $573,094)	558,000	558,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $556,000 (Collateralized by $560,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $571,366)	556,000	556,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,816,000)		2,816,000

TOTAL INVESTMENT SECURITIES
(Cost $2,816,000)—97.5%		2,816,000
Net other assets (liabilities)—2.5%		73,533

NET ASSETS—100.0%		$2,889,533

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $160,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/18/09 (Underlying notional amount at value $756,910)	11	$22,402

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$855,738	$(1,960)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	1,265,691	(2,917)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$-	$2,816,000	$2,816,000

Total Investment Securities	-	2,816,000	2,816,000

Other Financial Instruments^	22,402	(4,877)	17,525

Total Investments	$22,402	$2,811,123	$2,833,525

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (41.8%)
1st Source Corp. (Banks)	225	$3,668
3Com Corp.* (Telecommunications)	2,835	14,827
3PAR, Inc.* (Computers)	315	3,474
99 Cents Only Stores* (Retail)	450	6,053
AAON, Inc. (Building Materials)	450	9,036
AAR Corp.* (Aerospace/Defense)	450	9,873
ABIOMED, Inc.* (Healthcare - Products)	540	5,243
ABM Industries, Inc. (Commercial Services)	450	9,468
Acco Brands Corp.* (Household Products/Wares)	630	4,549
ACI Worldwide, Inc.* (Software)	360	5,447
Acme Packet, Inc.* (Telecommunications)	360	3,604
Acorda Therapeutics, Inc.* (Biotechnology)	315	7,333
Actuant Corp. - Class A (Miscellaneous Manufacturing)	675	10,840
Acuity Brands, Inc. (Miscellaneous Manufacturing)	405	13,045
Acxiom Corp.* (Software)	765	7,237
Adaptec, Inc.* (Telecommunications)	1,890	6,313
ADC Telecommunications, Inc.* (Telecommunications)	855	7,131
Administaff, Inc. (Commercial Services)	270	7,093
ADTRAN, Inc. (Telecommunications)	495	12,152
Advisory Board Co.* (Commercial Services)	225	5,657
Affymax, Inc.* (Biotechnology)	180	4,300
Affymetrix, Inc.* (Biotechnology)	810	7,112
Aircastle, Ltd. (Trucking & Leasing)	585	5,657
AirTran Holdings, Inc.* (Airlines)	945	5,906
Alaska Air Group, Inc.* (Airlines)	315	8,439
Alaska Communications Systems Group, Inc. (Telecommunications)	720	6,660
Albany International Corp. - Class A (Machinery - Diversified)	495	9,603
Alexander’s, Inc. (REIT)	45	13,315
Align Technology, Inc.* (Healthcare - Products)	540	7,679
Alkermes, Inc.* (Pharmaceuticals)	720	6,617
Allied Capital Corp. (Investment Companies)	1,305	4,006
Allied Nevada Gold Corp.* (Mining)	360	3,524
Allos Therapeutics, Inc.* (Pharmaceuticals)	675	4,894
Altisource Portfolio Solutions S.A.* (Diversified Financial Services)	16	231
AMAG Pharmaceuticals, Inc.* (Biotechnology)	135	5,897
Ambac Financial Group, Inc. (Insurance)	2,790	4,687
AMCOL International Corp. (Mining)	270	6,180
American Campus Communities, Inc. (REIT)	495	13,291
American Dairy, Inc.* (Food)	90	2,550
American Ecology Corp. (Environmental Control)	315	5,891
American Greetings Corp. - Class A (Household Products/Wares)	315	7,024
American Italian Pasta Co. - Class A* (Food)	180	4,892
American Medical Systems Holdings, Inc.* (Healthcare - Products)	540	9,137
American Public Education, Inc.* (Commercial Services)	135	4,690
American Reprographics Co.* (Software)	540	5,141
AMERIGROUP Corp.* (Healthcare - Services)	405	8,979
Amerisafe, Inc.* (Insurance)	360	6,210
Ameristar Casinos, Inc. (Lodging)	225	3,551
Ameron International Corp. (Miscellaneous Manufacturing)	90	6,298
Amkor Technology, Inc.* (Semiconductors)	1,125	7,740
AMN Healthcare Services, Inc.* (Commercial Services)	1,035	9,843
ANADIGICS, Inc.* (Semiconductors)	765	3,603
Analogic Corp. (Electronics)	135	4,998
AngioDynamics, Inc.* (Healthcare - Products)	360	4,961
Anixter International, Inc.* (Telecommunications)	270	10,830
AnnTaylor Stores Corp.* (Retail)	495	7,866
Apogee Enterprises, Inc. (Building Materials)	450	6,759
Apollo Investment Corp. (Investment Companies)	1,395	13,322
Applied Industrial Technologies, Inc. (Machinery - Diversified)	360	7,618
Applied Micro Circuits Corp.* (Semiconductors)	675	6,743
Arch Chemicals, Inc. (Chemicals)	360	10,796
ArcSight, Inc.* (Telecommunications)	180	4,333
Ardea Biosciences, Inc.* (Pharmaceuticals)	225	4,122
Arena Pharmaceuticals, Inc.* (Biotechnology)	900	4,023
Arena Resources, Inc.* (Oil & Gas)	405	14,377
Ares Capital Corp. (Investment Companies)	855	9,422
Argo Group International Holdings, Ltd.* (Insurance)	450	15,156
Argon ST, Inc.* (Aerospace/Defense)	270	5,144
Ariba, Inc.* (Internet)	810	9,396
Arkansas Best Corp. (Transportation)	270	8,084
ArQule, Inc.* (Biotechnology)	675	3,065
Array BioPharma, Inc.* (Pharmaceuticals)	1,260	2,999
Arris Group, Inc.* (Telecommunications)	990	12,880
Art Technology Group, Inc.* (Internet)	1,215	4,690
Aruba Networks, Inc.* (Telecommunications)	450	3,978
ArvinMeritor, Inc. (Auto Parts & Equipment)	765	5,982
Asbury Automotive Group, Inc.* (Retail)	315	3,994
Ashford Hospitality Trust* (REIT)	945	3,270
AsiaInfo Holdings, Inc.* (Internet)	270	5,392
Assured Guaranty, Ltd. (Insurance)	450	8,739

See accompanying notes to the Schedules of Portfolio Investments.

Astec Industries, Inc.* (Machinery - Construction & Mining)	225	5,731
Astoria Financial Corp. (Savings & Loans)	900	9,936
ATC Technology Corp.* (Auto Parts & Equipment)	315	6,224
athenahealth, Inc.* (Software)	225	8,633
Atheros Communications* (Telecommunications)	495	13,132
Atlantic Tele-Network, Inc. (Environmental Control)	90	4,808
Atlas Air Worldwide Holdings, Inc.* (Transportation)	180	5,755
Atlas Energy, Inc. (Oil & Gas)	450	12,181
ATMI, Inc.* (Semiconductors)	360	6,534
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	360	12,316
Avid Technology, Inc.* (Software)	450	6,340
Avis Budget Group, Inc.* (Commercial Services)	765	10,220
Avocent Corp.* (Internet)	495	10,034
AZZ, Inc.* (Miscellaneous Manufacturing)	180	7,231
Badger Meter, Inc. (Electronics)	135	5,223
Balchem Corp. (Chemicals)	270	7,101
Baldor Electric Co. (Hand/Machine Tools)	495	13,533
Baldwin & Lyons, Inc. - Class B (Insurance)	315	7,387
Bally Technologies, Inc.* (Entertainment)	405	15,540
BancFirst Corp. (Banks)	180	6,647
Bank Mutual Corp. (Banks)	1,080	9,547
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	630	7,491
Barnes Group, Inc. (Miscellaneous Manufacturing)	540	9,229
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	450	7,191
Belden, Inc. (Electrical Components & Equipment)	495	11,434
Benchmark Electronics, Inc.* (Electronics)	630	11,340
Berry Petroleum Co. - Class A (Oil & Gas)	450	12,051
Bill Barrett Corp.* (Oil & Gas)	450	14,755
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	180	6,192
BioMed Realty Trust, Inc. (REIT)	810	11,178
Black Box Corp. (Telecommunications)	180	4,516
Blackbaud, Inc. (Software)	450	10,440
Blackboard, Inc.* (Software)	270	10,201
Blount International, Inc.* (Machinery - Diversified)	540	5,114
Blue Coat Systems, Inc.* (Internet)	360	8,132
Bob Evans Farms, Inc. (Retail)	360	10,462
Boston Private Financial Holdings, Inc. (Banks)	900	5,859
Bowne & Co., Inc. (Commercial Services)	1	8
BPZ Resources, Inc.* (Oil & Gas)	720	5,414
Brady Corp. - Class A (Electronics)	450	12,924
Brigham Exploration Co.* (Oil & Gas)	1,080	9,806
Bristow Group, Inc.* (Transportation)	270	8,016
Brooks Automation, Inc.* (Semiconductors)	900	6,957
Brown Shoe Co., Inc. (Retail)	540	4,331
Bruker Corp.* (Healthcare - Products)	405	4,321
Brunswick Corp. (Leisure Time)	810	9,704
Brush Engineered Materials, Inc.* (Mining)	270	6,604
Buffalo Wild Wings, Inc.* (Retail)	180	7,490
CACI International, Inc. - Class A* (Computers)	270	12,763
Calamos Asset Management, Inc. (Diversified Financial Services)	270	3,526
Calgon Carbon Corp.* (Environmental Control)	405	6,006
California Water Service Group (Water)	270	10,514
Capella Education Co.* (Commercial Services)	135	9,091
Capstead Mortgage Corp. (REIT)	585	8,137
CardioNet, Inc.* (Healthcare - Products)	270	1,814
Carrizo Oil & Gas, Inc.* (Oil & Gas)	360	8,816
Carter’s, Inc.* (Apparel)	450	12,015
Casey’s General Stores, Inc. (Retail)	405	12,709
Cash America International, Inc. (Retail)	225	6,786
Cass Information Systems, Inc. (Banks)	180	5,375
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	315	9,182
Cathay Bancorp, Inc. (Banks)	495	4,005
Cavium Networks, Inc.* (Semiconductors)	315	6,763
CBIZ, Inc.* (Commercial Services)	1,350	10,071
CEC Entertainment, Inc.* (Retail)	225	5,819
Celera Corp.* (Biotechnology)	720	4,486
Centene Corp.* (Healthcare - Services)	360	6,818
Centennial Communications Corp.* (Telecommunications)	585	4,668
Central Garden & Pet Co. - Class A* (Household Products/Wares)	495	5,410
Century Aluminum Co.* (Mining)	540	5,049
Cenveo, Inc.* (Commercial Services)	810	5,605
Cepheid, Inc.* (Healthcare - Products)	585	7,734
Ceradyne, Inc.* (Miscellaneous Manufacturing)	270	4,949
Charming Shoppes, Inc.* (Retail)	990	4,861
Chart Industries, Inc.* (Machinery - Diversified)	270	5,829
Chattem, Inc.* (Cosmetics/Personal Care)	90	5,977
Checkpoint Systems, Inc.* (Electronics)	450	7,398
Cheesecake Factory, Inc.* (Retail)	495	9,167
Chemed Corp. (Commercial Services)	225	9,875
Chemical Financial Corp. (Banks)	450	9,805
Churchill Downs, Inc. (Entertainment)	180	6,930

See accompanying notes to the Schedules of Portfolio Investments.

Cincinnati Bell, Inc.* (Telecommunications)	2,250	7,875
CIRCOR International, Inc. (Metal Fabricate/Hardware)	225	6,358
Cirrus Logic, Inc.* (Semiconductors)	900	5,004
Citi Trends, Inc.* (Retail)	135	3,843
City Holding Co. (Banks)	270	8,049
CKE Restaurants, Inc. (Retail)	720	7,553
CKX, Inc.* (Media)	630	4,227
Clarcor, Inc. (Miscellaneous Manufacturing)	405	12,701
Clean Harbors, Inc.* (Environmental Control)	135	7,595
Clearwater Paper Corp.* (Forest Products & Paper)	135	5,580
Coeur d’Alene Mines Corp.* (Mining)	406	8,323
Coinstar, Inc.* (Commercial Services)	315	10,389
Coldwater Creek, Inc.* (Retail)	675	5,535
Collective Brands, Inc.* (Retail)	495	8,578
Colonial Properties Trust (REIT)	630	6,130
Community Bank System, Inc. (Banks)	585	10,688
Commvault Systems, Inc.* (Software)	360	7,470
Compellent Technologies, Inc.* (Computers)	225	4,061
Complete Production Services, Inc.* (Oil & Gas Services)	990	11,187
Computer Programs & Systems, Inc. (Software)	135	5,590
comScore, Inc.* (Internet)	225	4,052
Comtech Telecommunications Corp.* (Telecommunications)	225	7,474
Conceptus, Inc.* (Healthcare - Products)	315	5,840
Concur Technologies, Inc.* (Software)	315	12,524
CONMED Corp.* (Healthcare - Products)	405	7,764
Conseco, Inc.* (Insurance)	1,800	9,468
Consolidated Communications Holdings, Inc. (Telecommunications)	495	7,925
Contango Oil & Gas Co.* (Oil & Gas)	135	6,893
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	585	10,284
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	225	6,435
Corinthian Colleges, Inc.* (Commercial Services)	585	10,858
CRA International, Inc.* (Commercial Services)	180	4,912
Cracker Barrel Old Country Store, Inc. (Retail)	225	7,740
Crocs, Inc.* (Apparel)	630	4,190
CSG Systems International, Inc.* (Software)	495	7,925
Cubic Corp. (Electronics)	180	7,105
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	450	9,090
Curtiss-Wright Corp. (Aerospace/Defense)	360	12,287
Cyberonics, Inc.* (Healthcare - Products)	315	5,021
CyberSource Corp.* (Internet)	540	9,002
Cymer, Inc.* (Electronics)	270	10,492
Cypress Bioscience, Inc.* (Pharmaceuticals)	495	4,044
Darling International, Inc.* (Environmental Control)	855	6,284
DCT Industrial Trust, Inc. (REIT)	1,620	8,278
DealerTrack Holdings, Inc.* (Internet)	405	7,659
Deckers Outdoor Corp.* (Apparel)	90	7,636
Delphi Financial Group, Inc. - Class A (Insurance)	405	9,165
Delta Petroleum Corp.* (Oil & Gas)	1,665	2,914
Deluxe Corp. (Commercial Services)	540	9,234
Denny’s Corp.* (Retail)	1,800	4,788
Developers Diversified Realty Corp. (REIT)	1,305	12,058
Dexcom, Inc.* (Healthcare - Products)	450	3,569
DHT Maritime, Inc. (Transportation)	1,260	4,738
Diamond Foods, Inc. (Food)	180	5,710
DiamondRock Hospitality Co.* (REIT)	1,035	8,383
Digital River, Inc.* (Internet)	315	12,701
Dillards, Inc. - Class A (Retail)	495	6,979
DineEquity, Inc. (Retail)	90	2,228
Diodes, Inc.* (Semiconductors)	270	4,884
Dionex Corp.* (Electronics)	180	11,695
Dolan Media* (Media)	270	3,237
Dollar Financial Corp.* (Commercial Services)	270	4,325
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	180	4,426
Domtar Corp.* (Forest Products & Paper)	405	14,264
Dress Barn, Inc.* (Retail)	495	8,875
Drew Industries, Inc.* (Building Materials)	360	7,808
Drill-Quip, Inc.* (Oil & Gas Services)	270	13,403
Durect Corp.* (Pharmaceuticals)	1,305	3,484
Dycom Industries, Inc.* (Engineering & Construction)	360	4,428
E* TRADE Financial Corp.* (Diversified Financial Services)	3,915	6,851
EarthLink, Inc. (Internet)	1,125	9,461
East West Bancorp, Inc. (Banks)	720	5,976
EastGroup Properties, Inc. (REIT)	270	10,319
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,475	11,830
Eclipsys Corp.* (Software)	450	8,685
eHealth, Inc.* (Insurance)	270	3,920
Electro Scientific Industries, Inc.* (Electronics)	495	6,628
Electronics for Imaging, Inc.* (Computers)	675	7,607
EMCOR Group, Inc.* (Engineering & Construction)	540	13,673
Emeritus Corp.* (Healthcare - Services)	270	5,927
Employers Holdings, Inc. (Insurance)	495	7,663
Emulex Corp.* (Semiconductors)	675	6,946
Encore Wire Corp. (Electrical Components & Equipment)	270	6,032
EnergySolutions, Inc. (Environmental Control)	630	5,809

See accompanying notes to the Schedules of Portfolio Investments.

EnerSys* (Electrical Components & Equipment)	360	7,963
Ennis, Inc. (Household Products/Wares)	495	7,984
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	315	7,201
Entegris, Inc.* (Semiconductors)	1,440	7,128
Entertainment Properties Trust (REIT)	405	13,827
EPIQ Systems, Inc.* (Software)	360	5,220
Equity Lifestyle Properties, Inc. (REIT)	315	13,479
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	225	8,865
Esterline Technologies Corp.* (Aerospace/Defense)	315	12,351
Euronet Worldwide, Inc.* (Commercial Services)	495	11,895
ev3, Inc.* (Healthcare - Products)	585	7,201
Evercore Partners, Inc. - Class A (Diversified Financial Services)	180	5,260
Exelixis, Inc.* (Biotechnology)	1,080	6,890
Exponent, Inc.* (Commercial Services)	270	7,606
Extra Space Storage, Inc. (REIT)	945	9,970
F.N.B. Corp. (Banks)	945	6,719
Fair Isaac Corp. (Software)	495	10,638
Federal Signal Corp. (Miscellaneous Manufacturing)	720	5,177
FEI Co.* (Electronics)	315	7,765
FelCor Lodging Trust, Inc. (REIT)	900	4,077
Financial Federal Corp. (Diversified Financial Services)	360	8,885
First BanCorp (Banks)	945	2,882
First Commonwealth Financial Corp. (Banks)	1,170	6,646
First Financial Bancorp (Banks)	675	8,134
First Financial Corp. (Banks)	180	5,515
First Merchants Corp. (Banks)	765	5,332
First Midwest Bancorp, Inc. (Banks)	720	8,114
FirstMerit Corp. (Banks)	675	12,845
Flagstone Reinsurance Holdings, Ltd. (Insurance)	765	8,629
Flushing Financial Corp. (Savings & Loans)	495	5,643
Force Protection, Inc.* (Auto Manufacturers)	540	2,948
Forestar Group, Inc.* (Real Estate)	360	6,185
FormFactor, Inc.* (Semiconductors)	495	11,840
Fossil, Inc.* (Household Products/Wares)	405	11,522
FPIC Insurance Group, Inc.* (Insurance)	225	7,549
Franklin Electric Co., Inc. (Hand/Machine Tools)	315	9,031
Franklin Street Properties Corp. (REIT)	540	7,074
Fred’s, Inc. (Retail)	450	5,729
Fresh Del Monte Produce, Inc.* (Food)	360	8,140
Fuller (H.B.) Co. (Chemicals)	540	11,286
FX Energy, Inc.* (Oil & Gas)	855	2,762
Gartner Group, Inc.* (Commercial Services)	540	9,866
General Communication, Inc. - Class A* (Telecommunications)	630	4,322
General Maritime Corp. (Oil & Gas Services)	630	4,876
Genesco, Inc.* (Retail)	225	5,416
Genesee & Wyoming, Inc. - Class A* (Transportation)	315	9,551
Genoptix, Inc.* (Healthcare - Services)	180	6,260
GeoEye, Inc.* (Telecommunications)	180	4,824
GFI Group, Inc. (Diversified Financial Services)	585	4,230
Glacier Bancorp, Inc. (Banks)	585	8,740
Glatfelter (Forest Products & Paper)	720	8,266
Global Cash Access Holdings, Inc.* (Commercial Services)	405	2,961
Global Industries, Ltd.* (Oil & Gas Services)	1,080	10,260
Globecomm Systems, Inc.* (Telecommunications)	630	4,580
GMX Resources, Inc.* (Oil & Gas)	405	6,363
Golar LNG, Ltd. (Transportation)	495	5,475
Goodrich Petroleum Corp.* (Oil & Gas)	270	6,969
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,035	15,214
Gran Tierra Energy, Inc.* (Oil & Gas)	1,845	7,675
Granite Construction, Inc. (Engineering & Construction)	270	8,354
Graphic Packaging Holding Co.* (Packaging & Containers)	1,305	3,015
Greatbatch, Inc.* (Electrical Components & Equipment)	270	6,067
Group 1 Automotive, Inc. (Retail)	225	6,041
GulfMark Offshore, Inc.* (Transportation)	315	10,313
Haemonetics Corp.* (Healthcare - Products)	180	10,102
Halozyme Therapeutics, Inc.* (Biotechnology)	900	6,399
Hancock Holding Co. (Banks)	225	8,453
Harleysville National Corp. (Banks)	990	5,277
Harmonic, Inc.* (Telecommunications)	1,125	7,515
Harris Stratex Networks, Inc. - Class A* (Telecommunications)	675	4,725
Harte-Hanks, Inc. (Advertising)	630	8,713
Hatteras Financial Corp. (REIT)	270	8,095
Haynes International, Inc.* (Metal Fabricate/Hardware)	180	5,728
Headwaters, Inc.* (Energy - Alternate Sources)	855	3,309
Healthcare Realty Trust, Inc. (REIT)	630	13,312
Healthcare Services Group, Inc. (Commercial Services)	450	8,262
HEALTHSOUTH Corp.* (Healthcare - Services)	585	9,149
HealthSpring, Inc.* (Healthcare - Services)	450	5,513
Healthways, Inc.* (Healthcare - Services)	315	4,826
Heartland Express, Inc. (Transportation)	540	7,776

See accompanying notes to the Schedules of Portfolio Investments.

Heartland Payment Systems, Inc. (Commercial Services)	405	5,877
HEICO Corp. (Aerospace/Defense)	225	9,756
Heidrick & Struggles International, Inc. (Commercial Services)	315	7,327
Helen of Troy, Ltd.* (Household Products/Wares)	360	6,995
Hercules Offshore, Inc.* (Oil & Gas Services)	1,350	6,628
Herman Miller, Inc. (Office Furnishings)	495	8,370
Hexcel Corp.* (Aerospace/Defense Equipment)	900	10,296
Highwoods Properties, Inc. (REIT)	540	16,983
HMS Holdings Corp.* (Commercial Services)	225	8,602
Home Federal Bancorp, Inc. (Savings & Loans)	495	5,653
Home Properties, Inc. (REIT)	360	15,512
Horace Mann Educators Corp. (Insurance)	495	6,915
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	405	11,162
Horsehead Holding Corp.* (Mining)	495	5,801
Hot Topic, Inc.* (Retail)	540	4,045
HSN, Inc.* (Retail)	405	6,593
Hub Group, Inc. - Class A* (Transportation)	315	7,198
Human Genome Sciences, Inc.* (Biotechnology)	1,125	21,172
Huron Consulting Group, Inc.* (Commercial Services)	180	4,649
Iconix Brand Group, Inc.* (Apparel)	585	7,295
ICU Medical, Inc.* (Healthcare - Products)	180	6,635
II-VI, Inc.* (Electronics)	270	6,869
Immucor, Inc.* (Healthcare - Products)	540	9,558
ImmunoGen, Inc.* (Biotechnology)	675	5,474
Impax Laboratories, Inc.* (Pharmaceuticals)	495	4,326
Independent Bank Corp./MA (Banks)	405	8,963
Infinera Corp.* (Telecommunications)	585	4,651
Infinity Property & Casualty Corp. (Insurance)	270	11,470
Informatica Corp.* (Software)	675	15,241
Information Services Group, Inc.* (Commercial Services)	1,485	5,925
Inland Real Estate Corp. (REIT)	1,305	11,432
Innospec, Inc. (Chemicals)	315	4,646
Insight Enterprises, Inc.* (Retail)	405	4,945
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	270	5,168
Insteel Industries, Inc. (Miscellaneous Manufacturing)	450	5,378
InterDigital, Inc.* (Telecommunications)	360	8,338
Interface, Inc. - Class A (Office Furnishings)	540	4,482
Intermec, Inc.* (Machinery - Diversified)	675	9,517
Interval Leisure Group, Inc.* (Leisure Time)	360	4,493
Intevac, Inc.* (Machinery - Diversified)	495	6,653
Invacare Corp. (Healthcare - Products)	450	10,026
inVentiv Health, Inc.* (Advertising)	360	6,023
ION Geophysical Corp.* (Oil & Gas Services)	1,215	4,277
IPC The Hospitalist Co.* (Healthcare - Services)	135	4,246
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	720	10,490
J. Crew Group, Inc.* (Retail)	315	11,283
j2 Global Communications, Inc.* (Internet)	450	10,354
Jack Henry & Associates, Inc. (Computers)	720	16,898
Jack in the Box, Inc.* (Retail)	540	11,065
Jackson Hewitt Tax Service, Inc. (Commercial Services)	495	2,525
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	495	7,088
James River Coal Co.* (Coal)	315	6,020
JetBlue Airways Corp.* (Airlines)	1,935	11,571
Jo-Ann Stores, Inc.* (Retail)	270	7,244
John Bean Technologies Corp. (Miscellaneous Manufacturing)	315	5,724
Jones Apparel Group, Inc. (Apparel)	765	13,716
Jos. A. Bank Clothiers, Inc.* (Retail)	180	8,059
K-Swiss, Inc. - Class A (Apparel)	675	5,933
Kaiser Aluminum Corp. (Mining)	180	6,545
Kaman Corp. (Aerospace/Defense)	315	6,924
Kaydon Corp. (Metal Fabricate/Hardware)	270	8,753
KBW, Inc.* (Diversified Financial Services)	225	7,249
Kelly Services, Inc. - Class A (Commercial Services)	585	7,195
Kenexa Corp.* (Commercial Services)	315	4,246
Key Energy Services, Inc.* (Oil & Gas Services)	1,440	12,528
Keynote Systems, Inc.* (Internet)	495	4,668
Kforce, Inc.* (Commercial Services)	675	8,113
Kindred Healthcare, Inc.* (Healthcare - Services)	360	5,843
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	720	15,660
Knight Transportation, Inc. (Transportation)	540	9,061
Knightsbridge Tankers, Ltd. (Transportation)	360	4,694
Kopin Corp.* (Semiconductors)	945	4,536
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	225	6,671
L-1 Identity Solutions, Inc.* (Electronics)	765	5,347
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	180	5,504
Laclede Group, Inc. (Gas)	270	8,683
Ladish Co., Inc.* (Metal Fabricate/Hardware)	315	4,766
Lakeland Financial Corp. (Banks)	270	5,576
Lancaster Colony Corp. (Miscellaneous Manufacturing)	180	9,229

See accompanying notes to the Schedules of Portfolio Investments.

Lance, Inc. (Food)	360	9,295
Landauer, Inc. (Commercial Services)	135	7,422
LaSalle Hotel Properties (REIT)	540	10,616
Lawson Software, Inc.* (Software)	1,440	8,986
Lexington Realty Trust (REIT)	1,215	6,196
LHC Group, Inc.* (Healthcare - Services)	180	5,387
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	1,215	2,807
Littelfuse, Inc.* (Electrical Components & Equipment)	315	8,266
Live Nation, Inc.* (Commercial Services)	945	7,740
Liz Claiborne, Inc. (Apparel)	1,395	6,877
Loral Space & Communications, Inc.* (Telecommunications)	90	2,473
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,215	8,104
Lufkin Industries, Inc. (Oil & Gas Services)	180	9,572
Luminex Corp.* (Healthcare - Products)	360	6,120
M&F Worldwide Corp.* (Food)	180	3,643
Magellan Health Services, Inc.* (Healthcare - Services)	315	9,784
MainSource Financial Group, Inc. (Banks)	540	3,672
ManTech International Corp. - Class A* (Software)	180	8,489
Marcus Corp. (Lodging)	450	5,756
MarketAxess Holdings, Inc.* (Diversified Financial Services)	360	4,338
Martek Biosciences Corp.* (Biotechnology)	405	9,149
Masimo Corp.* (Healthcare - Products)	450	11,790
MasTec, Inc.* (Telecommunications)	450	5,468
Matrix Service Co.* (Oil & Gas Services)	360	3,913
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	315	11,145
Max Capital Group, Ltd. (Insurance)	405	8,655
MB Financial, Inc. (Banks)	630	13,211
McGrath Rentcorp (Commercial Services)	270	5,743
McMoRan Exploration Co.* (Oil & Gas)	855	6,455
Meadowbrook Insurance Group, Inc. (Insurance)	855	6,327
MedAssets, Inc.* (Software)	360	8,125
Mediacom Communications Corp. - Class A* (Media)	720	4,147
Medical Properties Trust, Inc. (REIT)	900	7,029
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	495	10,568
Mentor Graphics Corp.* (Computers)	945	8,798
MercadoLibre, Inc.* (Commercial Services)	180	6,923
Meridian Bioscience, Inc. (Healthcare - Products)	315	7,878
Merit Medical Systems, Inc.* (Healthcare - Products)	405	7,019
Meritage Homes Corp.* (Home Builders)	225	4,568
MF Global, Ltd.* (Diversified Financial Services)	405	2,944
MFA Financial, Inc. (REIT)	1,665	13,253
MGE Energy, Inc. (Electric)	360	13,133
MGIC Investment Corp.* (Insurance)	765	5,669
Microsemi Corp.* (Semiconductors)	675	10,658
Mid-America Apartment Communities, Inc. (REIT)	270	12,185
Middlesex Water Co. (Water)	585	8,822
MKS Instruments, Inc.* (Semiconductors)	630	12,153
Mobile Mini, Inc.* (Storage/Warehousing)	495	8,593
ModusLink Global Solutions, Inc.* (Internet)	540	4,369
Momenta Pharmaceuticals, Inc.* (Biotechnology)	360	3,820
Monolithic Power Systems, Inc.* (Semiconductors)	315	7,387
Montpelier Re Holdings, Ltd. (Insurance)	1,035	16,891
Moog, Inc. - Class A* (Aerospace/Defense)	360	10,620
Move, Inc.* (Internet)	1,620	4,374
MPS Group, Inc.* (Commercial Services)	1,260	13,255
MSC. Software Corp.* (Software)	1,035	8,704
Mueller Industries, Inc. (Metal Fabricate/Hardware)	360	8,593
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,125	6,165
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	24	141
NATCO Group, Inc. - Class A* (Oil & Gas Services)	225	9,963
National CineMedia, Inc. (Entertainment)	360	6,109
National Financial Partners* (Diversified Financial Services)	360	3,139
National Penn Bancshares, Inc. (Banks)	1,260	7,699
National Presto Industries, Inc. (Housewares)	90	7,786
National Retail Properties, Inc. (REIT)	675	14,492
Natus Medical, Inc.* (Healthcare - Products)	450	6,943
Navigant Consulting Co.* (Commercial Services)	540	7,290
NBT Bancorp, Inc. (Banks)	405	9,129
Nektar Therapeutics* (Biotechnology)	810	7,889
Neogen Corp.* (Pharmaceuticals)	225	7,265
Net 1 UEPS Technologies, Inc.* (Commercial Services)	450	9,432
Netezza Corp.* (Computers)	540	6,070
NETGEAR, Inc.* (Telecommunications)	360	6,606
Netlogic Microsystems, Inc.* (Semiconductors)	180	8,100
Neutral Tandem, Inc.* (Telecommunications)	225	5,121
NewAlliance Bancshares, Inc. (Savings & Loans)	990	10,593
NewMarket Corp. (Chemicals)	90	8,374

See accompanying notes to the Schedules of Portfolio Investments.

Newpark Resources, Inc.* (Oil & Gas Services)	1,395	4,478
Newport Corp.* (Electronics)	900	7,884
NIC, Inc. (Internet)	720	6,401
Nicor, Inc. (Gas)	405	14,819
Nordson Corp. (Machinery - Diversified)	270	15,144
Northwest Natural Gas Co. (Gas)	270	11,248
Novatel Wireless, Inc.* (Telecommunications)	405	4,601
NPS Pharmaceuticals, Inc.* (Biotechnology)	900	3,618
NTELOS Holdings Corp. (Telecommunications)	315	5,563
Nu Skin Enterprises, Inc. (Retail)	540	10,006
NuVasive, Inc.* (Healthcare - Products)	270	11,275
Ocwen Financial Corp.* (Diversified Financial Services)	315	3,566
OfficeMax, Inc.* (Retail)	810	10,190
Old Dominion Freight Line, Inc.* (Transportation)	225	6,847
Old National Bancorp (Banks)	900	10,080
Olin Corp. (Chemicals)	765	13,342
OM Group, Inc.* (Chemicals)	270	8,205
OMEGA Healthcare Investors, Inc. (REIT)	945	15,139
Omnicell, Inc.* (Software)	405	4,512
Omniture, Inc.* (Commercial Services)	585	12,542
OmniVision Technologies, Inc.* (Semiconductors)	540	8,791
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	450	13,486
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	225	3,044
optionsXpress Holdings, Inc. (Diversified Financial Services)	360	6,221
Orbital Sciences Corp.* (Aerospace/Defense)	630	9,431
Orient-Express Hotels, Ltd. - Class A (Lodging)	540	6,215
Oriental Financial Group, Inc. (Banks)	315	4,001
Orion Marine Group, Inc.* (Engineering & Construction)	180	3,697
Orthofix International N.V.* (Healthcare - Products)	225	6,613
Orthovita, Inc.* (Healthcare - Products)	765	3,358
Otter Tail Corp. (Electric)	360	8,615
Owens & Minor, Inc. (Distribution/Wholesale)	315	14,254
Pacific Sunwear of California, Inc.* (Retail)	720	3,708
PacWest Bancorp (Banks)	315	6,001
PAETEC Holding Corp.* (Telecommunications)	1,305	5,050
Palm, Inc.* (Computers)	540	9,412
Palomar Medical Technologies, Inc.* (Healthcare - Products)	225	3,647
Papa John’s International, Inc.* (Retail)	270	6,634
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	360	7,744
Parametric Technology Corp.* (Software)	945	13,060
PAREXEL International Corp.* (Commercial Services)	450	6,116
Park Electrochemical Corp. (Electronics)	360	8,874
Parker Drilling Co.* (Oil & Gas)	1,440	7,862
PDL BioPharma, Inc. (Biotechnology)	1,035	8,156
Pegasystems, Inc. (Software)	180	6,215
Penn Virginia Corp. (Oil & Gas)	495	11,340
Perot Systems Corp. - Class A* (Computers)	720	21,384
PetMed Express, Inc. (Pharmaceuticals)	360	6,786
Petroleum Development* (Oil & Gas)	315	5,878
PetroQuest Energy, Inc.* (Oil & Gas)	630	4,089
Pharmasset, Inc.* (Pharmaceuticals)	360	7,610
PharMerica Corp.* (Pharmaceuticals)	360	6,685
Phase Forward, Inc.* (Software)	450	6,318
PHH Corp.* (Commercial Services)	405	8,035
PHI, Inc.* (Transportation)	180	3,650
PICO Holdings, Inc.* (Water)	225	7,504
Piedmont Natural Gas Co., Inc. (Gas)	585	14,005
Pinnacle Entertainment, Inc.* (Entertainment)	540	5,503
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	180	8,590
Plantronics, Inc. (Telecommunications)	450	12,064
Platinum Underwriters Holdings, Ltd. (Insurance)	405	14,515
Plexus Corp.* (Electronics)	405	10,668
PNM Resources, Inc. (Electric)	765	8,935
Polaris Industries, Inc. (Leisure Time)	225	9,175
Polycom, Inc.* (Telecommunications)	630	16,852
PolyOne Corp.* (Chemicals)	1,530	10,205
Polypore International, Inc.* (Miscellaneous Manufacturing)	315	4,067
Portland General Electric Co. (Electric)	630	12,424
Post Properties, Inc. (REIT)	450	8,100
Potlatch Corp. (Forest Products & Paper)	405	11,522
Powell Industries, Inc.* (Electrical Components & Equipment)	135	5,183
Power Integrations, Inc. (Semiconductors)	270	8,999
Powerwave Technologies, Inc.* (Telecommunications)	1,665	2,664
Premiere Global Services, Inc.* (Telecommunications)	585	4,861
PrivateBancorp, Inc. (Banks)	225	5,504
ProAssurance Corp.* (Insurance)	315	16,440
Progress Software Corp.* (Software)	495	11,212
Prospect Capital Corp. (Investment Companies)	360	3,856
Prosperity Bancshares, Inc. (Banks)	360	12,524
Provident New York Bancorp (Savings & Loans)	1,035	9,884
PSS World Medical, Inc.* (Healthcare - Products)	540	11,788

See accompanying notes to the Schedules of Portfolio Investments.

Psychiatric Solutions, Inc.* (Healthcare - Services)	360	9,634
Quanex Building Products Corp. (Building Materials)	495	7,108
Quantum Corp.* (Computers)	2,430	3,062
Quest Software, Inc.* (Software)	630	10,615
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	675	3,726
Quidel Corp.* (Healthcare - Products)	360	5,843
Quiksilver, Inc.* (Apparel)	1,350	3,713
Rackspace Hosting, Inc.* (Internet)	495	8,445
Radian Group, Inc. (Insurance)	810	8,570
Raven Industries, Inc. (Miscellaneous Manufacturing)	225	6,014
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	315	7,349
RC2 Corp.* (Toys/Games/Hobbies)	180	2,565
RCN Corp.* (Telecommunications)	630	5,859
Redwood Trust, Inc. (REIT)	585	9,067
Regal-Beloit Corp. (Hand/Machine Tools)	495	22,626
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	450	8,685
Regis Corp. (Retail)	450	6,975
RehabCare Group, Inc.* (Healthcare - Services)	180	3,904
Renasant Corp. (Banks)	405	6,014
Rent-A-Center, Inc.* (Commercial Services)	540	10,195
Res-Care, Inc.* (Healthcare - Services)	450	6,394
Resources Connection, Inc.* (Commercial Services)	450	7,677
RF Micro Devices, Inc.* (Telecommunications)	1,980	10,751
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	315	2,583
Rimage Corp.* (Computers)	270	4,614
Riverbed Technology, Inc.* (Computers)	405	8,894
RLI Corp. (Insurance)	270	14,251
Robbins & Myers, Inc. (Machinery - Diversified)	270	6,340
Rock-Tenn Co. - Class A (Forest Products & Paper)	315	14,840
Rockwood Holdings, Inc.* (Chemicals)	495	10,182
Rofin-Sinar Technologies, Inc.* (Electronics)	315	7,232
Rollins, Inc. (Commercial Services)	405	7,634
Rosetta Resources, Inc.* (Oil & Gas)	720	10,577
RTI Biologics, Inc.* (Healthcare - Products)	720	3,132
RTI International Metals, Inc.* (Mining)	315	7,847
Ruby Tuesday, Inc.* (Retail)	495	4,168
Ruddick Corp. (Food)	450	11,979
S.Y. Bancorp, Inc. (Banks)	225	5,195
S1 Corp.* (Internet)	810	5,006
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	540	11,480
Sally Beauty Holdings, Inc.* (Retail)	990	7,039
Sanderson Farms, Inc. (Food)	180	6,775
Sandy Spring Bancorp, Inc. (Banks)	360	5,861
Sapient Corp.* (Internet)	900	7,236
Savient Pharmaceuticals, Inc.* (Biotechnology)	315	4,788
SAVVIS, Inc.* (Telecommunications)	405	6,407
ScanSource, Inc.* (Distribution/Wholesale)	315	8,921
SCBT Financial Corp. (Banks)	270	7,587
School Specialty, Inc.* (Retail)	360	8,539
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	180	9,785
Seattle Genetics, Inc.* (Biotechnology)	900	12,627
Selective Insurance Group, Inc. (Insurance)	630	9,910
Semtech Corp.* (Semiconductors)	630	10,716
Sensient Technologies Corp. (Chemicals)	495	13,746
Shenandoah Telecommunications Co. (Telecommunications)	270	4,847
ShoreTel, Inc.* (Telecommunications)	450	3,515
Shuffle Master, Inc.* (Entertainment)	585	5,511
Signature Bank* (Banks)	315	9,135
Silicon Graphics International Corp.* (Computers)	1,035	6,945
Simmons First National Corp. - Class A (Banks)	225	6,482
Simpson Manufacturing Co., Inc. (Building Materials)	405	10,230
Sinclair Broadcast Group, Inc. - Class A (Media)	1,800	6,444
Skechers U.S.A., Inc. - Class A* (Apparel)	450	7,713
SkyWest, Inc. (Airlines)	675	11,191
Skyworks Solutions, Inc.* (Semiconductors)	1,215	16,087
Smart Balance, Inc.* (Food)	720	4,421
Smith Corp. (Miscellaneous Manufacturing)	270	10,287
Smith Micro Software, Inc.* (Software)	450	5,562
Solera Holdings, Inc. (Software)	495	15,399
Solutia, Inc.* (Chemicals)	810	9,380
Sonic Automotive, Inc. (Retail)	225	2,363
Sonic Corp.* (Retail)	810	8,959
SONICWALL, Inc.* (Internet)	1,125	9,450
SonoSite, Inc.* (Healthcare - Products)	315	8,335
Sonus Networks, Inc.* (Telecommunications)	2,205	4,675
Sotheby’s (Commercial Services)	270	4,652
Southside Bancshares, Inc. (Banks)	315	7,094
Southwest Gas Corp. (Gas)	540	13,813
Spartan Motors, Inc. (Auto Parts & Equipment)	270	1,388
Spartech Corp. (Chemicals)	270	2,908
Spherion Corp.* (Commercial Services)	585	3,633
SPSS, Inc.* (Software)	270	13,486
SRA International, Inc. - Class A* (Computers)	360	7,772
Stage Stores, Inc. (Retail)	450	5,832
Standard Microsystems Corp.* (Semiconductors)	360	8,356

See accompanying notes to the Schedules of Portfolio Investments.

Standard Pacific Corp.* (Home Builders)	1,260	4,649
Starent Networks Corp.* (Software)	225	5,720
Stein Mart, Inc.* (Retail)	270	3,432
StellarOne Corp. (Banks)	315	4,646
Stepan Co. (Chemicals)	135	8,111
STERIS Corp. (Healthcare - Products)	495	15,073
Sterling Bancorp (Banks)	810	5,848
Sterling Bancshares, Inc. (Banks)	990	7,237
Steven Madden, Ltd.* (Apparel)	225	8,282
Stewart Enterprises, Inc. - Class A (Commercial Services)	900	4,707
Stifel Financial Corp.* (Diversified Financial Services)	225	12,352
Stone Energy Corp.* (Oil & Gas)	495	8,073
Sun Communities, Inc. (REIT)	450	9,684
Sun Healthcare Group, Inc.* (Healthcare - Services)	675	5,832
Sunstone Hotel Investors, Inc. (REIT)	855	6,071
Superior Industries International, Inc. (Auto Parts & Equipment)	405	5,751
Susquehanna Bancshares, Inc. (Banks)	1,395	8,217
SVB Financial Group* (Banks)	225	9,736
Swift Energy Co.* (Oil & Gas)	540	12,787
Sycamore Networks, Inc.* (Telecommunications)	2,025	6,116
Sykes Enterprises, Inc.* (Computers)	405	8,432
Symmetry Medical, Inc.* (Healthcare - Products)	540	5,600
Symyx Technologies, Inc.* (Chemicals)	450	2,979
Syniverse Holdings, Inc.* (Telecommunications)	495	8,662
SYNNEX Corp.* (Software)	225	6,858
Take-Two Interactive Software, Inc.* (Software)	585	6,558
Taleo Corp. - Class A* (Software)	315	7,132
Tanger Factory Outlet Centers, Inc. (REIT)	315	11,762
Technitrol, Inc. (Electronics)	450	4,145
Tekelec* (Telecommunications)	630	10,351
Teledyne Technologies, Inc.* (Aerospace/Defense)	315	11,337
TeleTech Holdings, Inc.* (Commercial Services)	315	5,374
Tempur-Pedic International, Inc.* (Home Furnishings)	540	10,228
Tennant Co. (Machinery - Diversified)	315	9,154
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	450	5,868
Terremark Worldwide, Inc.* (Internet)	810	5,038
Tessera Technologies, Inc.* (Semiconductors)	360	10,040
Tetra Tech, Inc.* (Environmental Control)	450	11,938
TETRA Technologies, Inc.* (Oil & Gas Services)	900	8,721
Texas Capital Bancshares, Inc.* (Banks)	495	8,336
Texas Roadhouse, Inc. - Class A* (Retail)	540	5,735
The Andersons, Inc. (Agriculture)	180	6,336
The Buckle, Inc. (Retail)	225	7,681
The Cato Corp. - Class A (Retail)	360	7,304
The Children’s Place Retail Stores, Inc.* (Retail)	225	6,741
The Corporate Executive Board Co. (Commercial Services)	360	8,964
The Geo Group, Inc.* (Commercial Services)	450	9,076
The Gymboree Corp.* (Apparel)	225	10,885
The Hain Celestial Group, Inc.* (Food)	450	8,626
The Men’s Wearhouse, Inc. (Retail)	495	12,226
The Pantry, Inc.* (Retail)	225	3,528
The Pep Boys - Manny, Moe & Jack (Retail)	495	4,836
The Phoenix Cos., Inc. (Insurance)	1,125	3,656
The Ryland Group, Inc. (Home Builders)	360	7,585
The Timberland Co. - Class A* (Apparel)	540	7,517
The Ultimate Software Group, Inc.* (Software)	270	7,754
The Warnaco Group, Inc.* (Apparel)	360	15,790
The Wet Seal, Inc. - Class A* (Retail)	1,305	4,933
Theravance, Inc.* (Pharmaceuticals)	450	6,588
Thoratec Corp.* (Healthcare - Products)	450	13,621
THQ, Inc.* (Software)	675	4,617
Tibco Software, Inc.* (Internet)	1,575	14,947
Ticketmaster Entertainment, Inc.* (Commercial Services)	495	5,787
Titan International, Inc. (Auto Parts & Equipment)	495	4,406
TiVo, Inc.* (Home Furnishings)	810	8,392
TNS, Inc.* (Commercial Services)	225	6,165
Tower Group, Inc. (Insurance)	360	8,780
Tractor Supply Co.* (Retail)	270	13,073
TradeStation Group, Inc.* (Diversified Financial Services)	810	6,601
Tredegar Corp. (Miscellaneous Manufacturing)	450	6,525
TreeHouse Foods, Inc.* (Food)	270	9,631
TriQuint Semiconductor, Inc.* (Semiconductors)	1,305	10,075
Triumph Group, Inc. (Aerospace/Defense)	180	8,638
True Religion Apparel, Inc.* (Apparel)	270	7,001
TrueBlue, Inc.* (Commercial Services)	765	10,764
TrustCo Bank Corp. NY (Banks)	1,260	7,875
Trustmark Corp. (Banks)	495	9,430
TTM Technologies, Inc.* (Electronics)	675	7,742
Tupperware Corp. (Household Products/Wares)	450	17,964
Tutor Perini Corp.* (Engineering & Construction)	225	4,793
Tyler Technologies, Inc.* (Computers)	495	8,460
UAL Corp.* (Airlines)	1,350	12,447
See accompanying notes to the Schedules of Portfolio Investments.

UIL Holdings Corp. (Electric)	405	10,688
UMB Financial Corp. (Banks)	315	12,739
Umpqua Holdings Corp. (Banks)	630	6,678
Union Bankshares Corp. (Banks)	225	2,801
Unisource Energy Corp. (Electric)	360	11,070
Unisys Corp.* (Computers)	3,015	8,050
United Fire & Casualty Co. (Insurance)	360	6,444
United Natural Foods, Inc.* (Food)	360	8,611
United Online, Inc. (Internet)	945	7,598
United Rentals, Inc.* (Commercial Services)	810	8,343
United Stationers, Inc.* (Distribution/Wholesale)	225	10,712
Universal Forest Products, Inc. (Building Materials)	225	8,878
Universal Health Realty Income Trust (REIT)	315	10,253
US Airways Group, Inc.* (Airlines)	1,665	7,825
USEC, Inc.* (Mining)	1,035	4,854
VAALCO Energy, Inc. (Oil & Gas)	1,035	4,761
Valassis Communications, Inc.* (Commercial Services)	450	8,046
ValueClick, Inc.* (Internet)	810	10,684
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	180	2,095
Varian, Inc.* (Electronics)	270	13,786
Veeco Instruments, Inc.* (Semiconductors)	405	9,445
VeriFone Holdings, Inc.* (Software)	675	10,726
ViaSat, Inc.* (Telecommunications)	270	7,177
ViroPharma, Inc.* (Pharmaceuticals)	765	7,359
VIVUS, Inc.* (Healthcare - Products)	765	7,994
Vocus, Inc.* (Internet)	225	4,700
Volcano Corp.* (Healthcare - Products)	450	7,569
W&T Offshore, Inc. (Oil & Gas)	630	7,377
W.R. Grace & Co.* (Chemicals)	585	12,718
Walter Investment Management Corp. (REIT)	135	2,163
Washington REIT (REIT)	495	14,256
Washington Trust Bancorp, Inc. (Banks)	315	5,519
Watsco, Inc. (Distribution/Wholesale)	135	7,278
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	315	13,721
Watts Water Technologies, Inc. - Class A (Electronics)	360	10,890
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	765	7,650
WD-40 Co. (Household Products/Wares)	270	7,668
Websense, Inc.* (Internet)	450	7,560
Webster Financial Corp. (Banks)	675	8,417
WellCare Health Plans, Inc.* (Healthcare - Services)	315	7,765
Werner Enterprises, Inc. (Transportation)	450	8,383
WesBanco, Inc. (Banks)	405	6,261
West Pharmaceutical Services, Inc. (Healthcare - Products)	360	14,620
Westamerica Bancorp (Banks)	225	11,700
Westfield Financial, Inc. (Banks)	855	7,242
Weyco Group, Inc. (Apparel)	180	4,122
WGL Holdings, Inc. (Gas)	450	14,913
Willbros Group, Inc.* (Oil & Gas Services)	495	7,539
Winn-Dixie Stores, Inc.* (Food)	540	7,085
Wintrust Financial Corp. (Banks)	315	8,807
Wolverine World Wide, Inc. (Apparel)	540	13,414
Woodward Governor Co. (Electronics)	495	12,009
World Acceptance Corp.* (Diversified Financial Services)	180	4,538
World Fuel Services Corp. (Retail)	270	12,979
World Wrestling Entertainment, Inc. (Entertainment)	495	6,935
Worthington Industries, Inc. (Metal Fabricate/Hardware)	585	8,131
Wright Express Corp.* (Commercial Services)	360	10,624
Wright Medical Group, Inc.* (Healthcare - Products)	450	8,037
XenoPort, Inc.* (Pharmaceuticals)	315	6,687
Zenith National Insurance Corp. (Insurance)	450	13,905
Zep, Inc. (Chemicals)	270	4,388
Zoll Medical Corp.* (Healthcare - Products)	315	6,779
Zoran Corp.* (Semiconductors)	540	6,221

TOTAL COMMON STOCKS
(Cost $6,002,512)		6,209,994

	Principal
	Amount

Repurchase Agreements (58.1%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $969,000 (Collateralized by $990,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $989,908)	$969,000	969,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $2,335,001 (Collateralized by $2,363,000 of various U.S. Government Agency Obligations, 1.10%-3.00%, 3/30/10-1/13/14, market value $2,383,987)	2,335,000	2,335,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $5,068,001 (Collateralized by $4,755,000 of various Federal Home Loan Bank Securities, 1.25%-4.88%, 12/30/10-11/18/11, market value $5,173,482)	5,068,000	5,068,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $183,000 (Collateralized by $189,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $190,411)	183,000	183,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $60,000 (Collateralized by $63,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $64,252)	60,000	60,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,615,000)		8,615,000

TOTAL INVESTMENT SECURITIES
(Cost $14,617,512)—99.9%		14,824,994
Net other assets (liabilities)—0.1%		13,464

NET ASSETS—100.0%		$14,838,458

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
	Contracts	Unrealized Appreciation (Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/18/09 (Underlying notional amount at value $3,066,120)	51	$(24,534)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,060,858	$(15,570)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	4,472,698	(64,532)

ProFund VP Small-Cap invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$14,736	0.1%
Aerospace/Defense	96,361	0.8%
Aerospace/Defense Equipment	10,296	0.1%
Agriculture	6,336	NM
Airlines	57,379	0.5%
Apparel	136,099	1.0%
Auto Manufacturers	2,948	NM
Auto Parts & Equipment	39,903	0.1%
Banks	413,493	2.8%
Biotechnology	134,883	0.7%
Building Materials	49,819	0.4%
Chemicals	138,367	1.1%
Coal	6,020	NM
Commercial Services	430,674	3.3%
Computers	146,696	1.1%
Cosmetics/Personal Care	13,468	0.1%
Distribution/Wholesale	54,791	0.4%
Diversified Financial Services	104,181	0.5%
Electric	64,865	0.6%
Electrical Components & Equipment	60,159	0.4%
Electronics	181,014	1.4%
Energy - Alternate Sources	3,309	NM
Engineering & Construction	40,113	0.2%
Entertainment	46,528	0.1%
Environmental Control	48,331	0.2%
Food	91,358	0.6%
Forest Products & Paper	80,011	0.7%
Gas	77,481	0.6%
Hand/Machine Tools	45,190	0.4%
Healthcare - Products	294,538	1.9%
Healthcare - Services	112,453	0.5%
Home Builders	16,802	0.1%
Home Furnishings	18,620	0.2%
Household Products/Wares	69,116	0.4%
Housewares	7,786	0.1%
Insurance	240,971	1.8%
Internet	191,349	1.5%
Investment Companies	30,606	0.2%
Leisure Time	23,372	0.2%
Lodging	15,522	NM
Machinery - Construction & Mining	5,731	NM
Machinery - Diversified	74,972	0.5%
Media	18,055	NM
Metal Fabricate/Hardware	61,347	0.4%
Mining	54,727	0.2%
Miscellaneous Manufacturing	162,406	1.0%
Office Furnishings	12,852	0.1%
Oil & Gas	190,175	1.3%
Oil & Gas Services	118,507	0.9%
Packaging & Containers	3,015	NM
Pharmaceuticals	163,319	1.0%
REIT	358,386	2.7%
Real Estate	6,185	NM
Retail	362,958	2.2%
Savings & Loans	41,709	0.3%
Semiconductors	205,706	1.4%
Software	296,780	2.1%
Storage/Warehousing	8,593	0.1%
Telecommunications	306,936	1.5%
Toys/Games/Hobbies	9,653	NM
Transportation	99,541	0.7%
Trucking & Leasing	5,657	NM
Water	26,840	0.3%
Other**	8,628,464	58.2%

Total	$14,838,458	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$6,209,994	$-	$6,209,994
Repurchase Agreements	-	8,615,000	8,615,000

Total Investment Securities	6,209,994	8,615,000	14,824,994

Other Financial Instruments^	(24,534)	(80,102)	(104,636)

Total Investments	$6,185,460	$8,534,898	$14,720,358

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (62.1%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $759,000 (Collateralized by $776,000 of various U.S. Treasury Bills, 0.07%‡-4.13%, 11/19/09-8/15/10, market value $775,994)	$759,000	$759,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $838,000 (Collateralized by $850,000 of various U.S. Treasury Securities, 1.10%-4.13%, 3/30/10-1/13/14, market value $857,287)	838,000	838,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $997,000 (Collateralized by $1,017,000 of various U.S. Treasury Securities, 1.25%-4.13%, 8/15/10-12/30/10, market value $1,022,882)	997,000	997,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $713,000 (Collateralized by $727,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $731,276)	713,000	713,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $706,000 (Collateralized by $710,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $724,518)	706,000	706,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,013,000)		4,013,000

TOTAL INVESTMENT SECURITIES
(Cost $4,013,000)—62.1%		4,013,000
Net other assets (liabilities)—37.9%		2,447,564

NET ASSETS—100.0%		$6,460,564

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $510,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$46,153	$(361)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	6,415,427	(31,372)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$4,013,000	$4,013,000

Total Investment Securities	4,013,000	4,013,000

Other Financial Instruments^	(31,733)	(31,733)

Total Investments	$3,981,267	$3,981,267

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (85.3%)
Activision Blizzard, Inc.* (Software)	31,413	$389,207
Adobe Systems, Inc.* (Software)	14,319	473,100
Akamai Technologies, Inc.* (Internet)	4,551	89,564
Altera Corp. (Semiconductors)	11,433	234,491
Amazon.com, Inc.* (Internet)	7,992	746,133
Amgen, Inc.* (Biotechnology)	13,098	788,893
Apollo Group, Inc. - Class A* (Commercial Services)	4,329	318,917
Apple Computer, Inc.* (Computers)	34,632	6,419,734
Applied Materials, Inc. (Semiconductors)	19,092	255,833
Autodesk, Inc.* (Software)	6,660	158,508
Automatic Data Processing, Inc. (Software)	9,879	388,245
Baidu, Inc.ADR* (Internet)	777	303,846
Bed Bath & Beyond, Inc.* (Retail)	9,768	366,691
Biogen Idec, Inc.* (Biotechnology)	8,658	437,402
Broadcom Corp. - Class A* (Semiconductors)	10,989	337,252
C.H. Robinson Worldwide, Inc. (Transportation)	4,662	269,230
CA, Inc. (Software)	13,986	307,552
Celgene Corp.* (Biotechnology)	12,654	707,359
Cephalon, Inc.* (Pharmaceuticals)	1,998	116,364
Cerner Corp.* (Software)	2,220	166,056
Check Point Software Technologies, Ltd.* (Internet)	5,661	160,489
Cintas Corp. (Textiles)	5,106	154,763
Cisco Systems, Inc.* (Telecommunications)	57,054	1,343,051
Citrix Systems, Inc.* (Software)	5,994	235,145
Cognizant Technology Solutions Corp.* (Computers)	7,881	304,679
Comcast Corp. - Class A (Media)	39,960	674,924
Costco Wholesale Corp. (Retail)	6,327	357,222
Dell, Inc.* (Computers)	19,869	303,201
DENTSPLY International, Inc. (Healthcare - Products)	3,996	138,022
DIRECTV Group, Inc.* (Media)	19,758	544,926
DISH Network Corp. - Class A* (Media)	5,994	115,444
eBay, Inc.* (Internet)	26,640	628,970
Electronic Arts, Inc.* (Software)	8,991	171,279
Expedia, Inc.* (Internet)	7,881	188,750
Expeditors International of Washington, Inc. (Transportation)	5,772	202,886
Express Scripts, Inc.* (Pharmaceuticals)	6,771	525,294
Fastenal Co. (Distribution/Wholesale)	3,885	150,349
First Solar, Inc.* (Energy - Alternate Sources)	2,109	322,382
Fiserv, Inc.* (Software)	5,328	256,810
Flextronics International, Ltd.* (Electronics)	24,420	182,173
FLIR Systems, Inc.* (Electronics)	4,440	124,187
Foster Wheeler AG* (Engineering & Construction)	3,663	116,886
Garmin, Ltd. (Electronics)	5,106	192,700
Genzyme Corp.* (Biotechnology)	9,435	535,248
Gilead Sciences, Inc.* (Pharmaceuticals)	24,642	1,147,824
Google, Inc. - Class A* (Internet)	4,107	2,036,456
Hansen Natural Corp.* (Beverages)	2,442	89,719
Henry Schein, Inc.* (Healthcare - Products)	2,442	134,090
Hologic, Inc.* (Healthcare - Products)	7,437	121,521
IAC/InterActiveCorp* (Internet)	3,774	76,197
Illumina, Inc.* (Biotechnology)	3,330	141,525
Infosys Technologies, Ltd.ADR (Software)	2,997	145,325
Intel Corp. (Semiconductors)	54,279	1,062,240
Intuit, Inc.* (Software)	11,322	322,677
Intuitive Surgical, Inc.* (Healthcare - Products)	999	261,988
J.B. Hunt Transport Services, Inc. (Transportation)	3,552	114,126
Joy Global, Inc. (Machinery - Construction & Mining)	2,775	135,808
Juniper Networks, Inc.* (Telecommunications)	9,546	257,933
KLA -Tencor Corp. (Semiconductors)	5,772	206,984
Lam Research Corp.* (Semiconductors)	3,663	125,128
Liberty Global, Inc. - Class A* (Media)	3,885	87,684
Liberty Media Holding Corp. - Interactive Series A* (Internet)	15,096	165,603
Life Technologies Corp.* (Biotechnology)	4,995	232,517
Linear Technology Corp. (Semiconductors)	8,214	226,953
Logitech International S.A.ADR* (Computers)	4,884	89,768
Marvell Technology Group, Ltd.* (Semiconductors)	16,428	265,969
Maxim Integrated Products, Inc. (Semiconductors)	8,325	151,015
Microchip Technology, Inc. (Semiconductors)	4,218	111,777
Microsoft Corp. (Software)	85,026	2,201,323
Millicom International Cellular S.A.* (Telecommunications)	2,886	209,928
NetApp, Inc.* (Computers)	9,768	260,610
News Corp. - Class A (Media)	39,405	472,466
NII Holdings, Inc. - Class B* (Telecommunications)	4,440	133,111
NVIDIA Corp.* (Semiconductors)	14,874	223,556
O’Reilly Automotive, Inc.* (Retail)	3,774	136,392
Oracle Corp. (Software)	57,942	1,207,511
PACCAR, Inc. (Auto Manufacturers)	11,322	426,953
Patterson Cos., Inc.* (Healthcare - Products)	3,219	87,718
Paychex, Inc. (Commercial Services)	9,546	277,311
Pharmaceutical Product Development, Inc. (Commercial Services)	3,219	70,625
Qualcomm, Inc. (Telecommunications)	55,611	2,501,383
Research In Motion, Ltd.* (Computers)	15,762	1,064,723
Ross Stores, Inc. (Retail)	3,552	169,679
Rovi Corp.* (Semiconductors)	108	3,629
Ryanair Holdings PLCADR* (Airlines)	3,219	93,480
Seagate Technology (Computers)	13,653	207,662
Sears Holdings Corp.* (Retail)	3,441	224,732
Sigma-Aldrich Corp. (Chemicals)	3,219	173,762

See accompanying notes to the Schedules of Portfolio Investments.

Staples, Inc. (Retail)	13,431	311,868
Starbucks Corp.* (Retail)	28,416	586,790
Steel Dynamics, Inc. (Iron/Steel)	6,105	93,651
Stericycle, Inc.* (Environmental Control)	2,442	118,315
Symantec Corp.* (Internet)	23,643	389,400
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	20,424	1,032,637
Urban Outfitters, Inc.* (Retail)	4,662	140,653
VeriSign, Inc.* (Internet)	4,995	118,332
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,217	197,724
Warner Chilcott PLC - Class A* (Pharmaceuticals)	6,993	151,189
Wynn Resorts, Ltd.* (Lodging)	3,774	267,539
Xilinx, Inc. (Semiconductors)	10,101	236,565
Yahoo!, Inc.* (Internet)	18,648	332,121

TOTAL COMMON STOCKS
(Cost $26,327,998)		43,038,322

	Principal
	Amount

Repurchase Agreements (32.7%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $1,853,001 (Collateralized by $1,891,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $1,890,825)	$1,853,000	1,853,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $4,465,001 (Collateralized by $4,525,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $4,566,856)	4,465,000	4,465,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $9,690,003 (Collateralized by $9,318,000 of various U.S. Government Agency Obligations, 1.25%-4.13%, 12/30/10-9/27/13, market value $9,891,760)	9,690,000	9,690,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $351,000 (Collateralized by $365,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $366,981)	351,000	351,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $109,000 (Collateralized by $111,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $113,211)	109,000	109,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,468,000)		16,468,000

TOTAL INVESTMENT SECURITIES
(Cost $42,795,998)—118.0%		59,506,322
Net other assets (liabilities)—(18.0)%		(9,078,637)

NET ASSETS—100.0%		$50,427,685

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $2,050,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/18/09 (Underlying notional amount at value $1,029,000)	30	$9,571

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$2,966,566	$(31,495)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	3,369,268	(25,273)

ProFund VP NASDAQ-100 invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Airlines	$93,480	0.2%
Auto Manufacturers	426,953	0.8%
Beverages	89,719	0.2%
Biotechnology	3,040,668	6.2%
Chemicals	173,762	0.3%
Commercial Services	666,853	1.3%
Computers	8,650,377	17.1%
Distribution/Wholesale	150,349	0.3%
Electronics	499,060	1.0%
Energy - Alternate Sources	322,382	0.6%
Engineering & Construction	116,886	0.2%
Environmental Control	118,315	0.2%
Healthcare - Products	743,339	1.5%
Internet	5,235,861	10.4%
Iron/Steel	93,651	0.2%
Lodging	267,539	0.5%
Machinery - Construction & Mining	135,808	0.3%
Media	1,895,444	3.7%
Pharmaceuticals	2,973,308	5.9%
Retail	2,294,027	4.5%
Semiconductors	3,441,392	6.9%
Software	6,422,738	12.7%
Telecommunications	4,445,406	8.9%
Textiles	154,763	0.3%
Transportation	586,242	1.1%
Other**	7,389,363	14.7%

Total	$50,427,685	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$43,038,322	$-	$43,038,322
Repurchase Agreements	-	16,468,000	16,468,000

Total Investment Securities	43,038,322	16,468,000	59,506,322

Other Financial Instruments^	9,571	(56,768)	(47,197)

Total Investments	$43,047,893	$16,411,232	$59,459,125

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (100.1%)
Abbott Laboratories (Pharmaceuticals)	8,073	$399,371
Advanced Micro Devices, Inc.* (Semiconductors)	3,861	21,853
Aetna, Inc. (Healthcare - Services)	2,457	68,378
Affiliated Computer Services, Inc. - Class A* (Computers)	351	19,014
AFLAC, Inc. (Insurance)	2,106	90,010
Air Products & Chemicals, Inc. (Chemicals)	2,106	163,383
Airgas, Inc. (Chemicals)	351	16,978
AK Steel Holding Corp. (Iron/Steel)	1,053	20,776
Alcoa, Inc. (Mining)	10,530	138,154
Allegheny Energy, Inc. (Electric)	1,755	46,543
Allegheny Technologies, Inc. (Iron/Steel)	351	12,281
Allergan, Inc. (Pharmaceuticals)	1,755	99,614
Allstate Corp. (Insurance)	5,616	171,962
Altria Group, Inc. (Agriculture)	22,113	393,833
Ameren Corp. (Electric)	2,106	53,240
American Electric Power, Inc. (Electric)	4,914	152,285
American Express Co. (Diversified Financial Services)	4,212	142,787
American International Group, Inc.* (Insurance)	1,404	61,930
American Tower Corp.* (Telecommunications)	3,159	114,988
Ameriprise Financial, Inc. (Diversified Financial Services)	2,808	102,015
AmerisourceBergen Corp. (Pharmaceuticals)	3,159	70,698
Analog Devices, Inc. (Semiconductors)	3,159	87,125
AON Corp. (Insurance)	1,755	71,411
Apartment Investment and Management Co. - Class A (REIT)	1,404	20,709
Applied Materials, Inc. (Semiconductors)	3,861	51,737
Archer-Daniels-Midland Co. (Agriculture)	6,669	194,868
Assurant, Inc. (Insurance)	1,404	45,012
AT&T, Inc. (Telecommunications)	62,829	1,697,011
Automatic Data Processing, Inc. (Software)	2,457	96,560
AutoNation, Inc.* (Retail)	1,053	19,038
Avalonbay Communities, Inc. (REIT)	702	51,056
Avery Dennison Corp. (Household Products/Wares)	1,053	37,919
Bank of America Corp. (Banks)	91,611	1,550,058
Bank of New York Mellon Corp. (Banks)	12,636	366,318
Bard (C.R.), Inc. (Healthcare - Products)	351	27,592
Baxter International, Inc. (Healthcare - Products)	2,808	160,084
BB&T Corp. (Banks)	7,020	191,225
Becton, Dickinson & Co. (Healthcare - Products)	1,053	73,447
Bemis Co., Inc. (Packaging & Containers)	1,053	27,283
Best Buy Co., Inc. (Retail)	1,404	52,678
Big Lots, Inc.* (Retail)	351	8,782
Boeing Co. (Aerospace/Defense)	3,861	209,073
Boston Properties, Inc. (REIT)	1,404	92,032
Boston Scientific Corp.* (Healthcare - Products)	10,179	107,796
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,060	474,271
Broadcom Corp. - Class A* (Semiconductors)	2,457	75,405
Brown-Forman Corp. (Beverages)	351	16,925
Burlington Northern Santa Fe Corp. (Transportation)	1,404	112,081
CA, Inc. (Software)	1,755	38,592
Capital One Financial Corp. (Diversified Financial Services)	4,914	175,577
Cardinal Health, Inc. (Pharmaceuticals)	3,861	103,475
CareFusion Corp.* (Healthcare - Products)	1,053	22,955
Carnival Corp. - Class A (Leisure Time)	4,563	151,857
CBS Corp. - Class B (Media)	7,371	88,821
CenterPoint Energy, Inc. (Electric)	3,861	47,992
CenturyTel, Inc. (Telecommunications)	3,159	106,142
Cephalon, Inc.* (Pharmaceuticals)	351	20,442
CF Industries Holdings, Inc. (Chemicals)	351	30,267
Chubb Corp. (Insurance)	1,755	88,470
Ciena Corp.* (Telecommunications)	1,053	17,143
CIGNA Corp. (Insurance)	2,808	78,877
Cincinnati Financial Corp. (Insurance)	1,755	45,612
Cintas Corp. (Textiles)	702	21,278
Citigroup, Inc. (Diversified Financial Services)	137,943	667,644
Citrix Systems, Inc.* (Software)	702	27,539
Clorox Co. (Household Products/Wares)	1,404	82,583
CMS Energy Corp. (Electric)	2,457	32,924
Coca-Cola Co. (Beverages)	7,020	376,974
Coca-Cola Enterprises, Inc. (Beverages)	3,510	75,149
Comcast Corp. - Class A (Media)	18,252	308,276
Comerica, Inc. (Banks)	1,755	52,071
Computer Sciences Corp.* (Computers)	1,755	92,506
ConAgra Foods, Inc. (Food)	4,914	106,536
ConocoPhillips (Oil & Gas)	5,616	253,619
Consolidated Edison, Inc. (Electric)	2,808	114,960
Constellation Brands, Inc.* (Beverages)	1,053	15,953
Constellation Energy Group, Inc. (Electric)	2,106	68,171
Convergys Corp.* (Commercial Services)	1,404	13,956
Corning, Inc. (Telecommunications)	16,497	252,569
Costco Wholesale Corp. (Retail)	2,457	138,722
Coventry Health Care, Inc.* (Healthcare - Services)	702	14,012
CSX Corp. (Transportation)	4,212	176,314
Cummins, Inc. (Machinery - Diversified)	702	31,457
CVS Corp. (Retail)	7,371	263,440
D.R. Horton, Inc. (Home Builders)	2,106	24,029

See accompanying notes to the Schedules of Portfolio Investments.

Darden Restaurants, Inc. (Retail)	1,404	47,919
Dean Foods Co.* (Food)	702	12,489
Deere & Co. (Machinery - Diversified)	1,755	75,325
DENTSPLY International, Inc. (Healthcare - Products)	702	24,247
DeVry, Inc. (Commercial Services)	351	19,417
Diamond Offshore Drilling, Inc. (Oil & Gas)	351	33,528
DIRECTV Group, Inc.* (Media)	3,159	87,125
Discover Financial Services (Diversified Financial Services)	2,106	34,180
Dominion Resources, Inc. (Electric)	6,318	217,971
Dover Corp. (Miscellaneous Manufacturing)	2,106	81,629
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,053	30,274
DTE Energy Co. (Electric)	1,755	61,671
Duke Energy Corp. (Electric)	13,689	215,465
Dynegy, Inc. - Class A* (Electric)	5,265	13,426
E* TRADE Financial Corp.* (Diversified Financial Services)	5,616	9,828
E.I. du Pont de Nemours & Co. (Chemicals)	9,477	304,591
Eastman Chemical Co. (Chemicals)	702	37,585
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,808	13,422
Eaton Corp. (Miscellaneous Manufacturing)	1,755	99,315
Edison International (Electric)	3,510	117,866
El Paso Corp. (Pipelines)	7,371	76,069
Electronic Arts, Inc.* (Software)	2,106	40,119
Eli Lilly & Co. (Pharmaceuticals)	10,881	359,399
EMC Corp.* (Computers)	7,020	119,621
Emerson Electric Co. (Electrical Components & Equipment)	3,159	126,613
Entergy Corp. (Electric)	2,106	168,185
EQT Corp. (Oil & Gas)	351	14,953
Equity Residential Properties Trust (REIT)	2,808	86,206
Exelon Corp. (Electric)	7,020	348,332
Expedia, Inc.* (Internet)	1,404	33,626
Family Dollar Stores, Inc. (Retail)	702	18,533
Federated Investors, Inc. - Class B (Diversified Financial Services)	351	9,256
FedEx Corp. (Transportation)	1,755	132,011
Fidelity National Information Services, Inc. (Software)	2,106	53,724
Fifth Third Bancorp (Banks)	8,424	85,335
First Horizon National Corp.* (Banks)	1,404	18,575
FirstEnergy Corp. (Electric)	3,159	144,429
Flowserve Corp. (Machinery - Diversified)	702	69,175
Fluor Corp. (Engineering & Construction)	1,053	53,545
Ford Motor Co.* (Auto Manufacturers)	34,398	248,010
Fortune Brands, Inc. (Household Products/Wares)	1,755	75,430
FPL Group, Inc. (Electric)	4,212	232,629
Frontier Communications Corp. (Telecommunications)	3,159	23,819
Gannett Co., Inc. (Media)	2,457	30,737
General Dynamics Corp. (Aerospace/Defense)	1,755	113,373
General Electric Co. (Miscellaneous Manufacturing)	112,671	1,850,058
General Mills, Inc. (Food)	1,755	112,987
Genuine Parts Co. (Distribution/Wholesale)	1,755	66,795
Genworth Financial, Inc. - Class A (Diversified Financial Services)	5,265	62,917
Genzyme Corp.* (Biotechnology)	1,404	79,649
Gilead Sciences, Inc.* (Pharmaceuticals)	3,159	147,146
Goodrich Corp. (Aerospace/Defense)	1,404	76,293
H & R Block, Inc. (Commercial Services)	3,510	64,514
Halliburton Co. (Oil & Gas Services)	4,563	123,749
Harley-Davidson, Inc. (Leisure Time)	1,053	24,219
Harman International Industries, Inc. (Home Furnishings)	351	11,892
Hartford Financial Services Group, Inc. (Insurance)	4,212	111,618
Hasbro, Inc. (Toys/Games/Hobbies)	1,404	38,961
HCP, Inc. (REIT)	2,808	80,702
Health Care REIT, Inc. (REIT)	1,053	43,826
Heinz (H.J.) Co. (Food)	1,404	55,809
Hewlett-Packard Co. (Computers)	8,775	414,268
Home Depot, Inc. (Retail)	6,669	177,662
Honeywell International, Inc. (Miscellaneous Manufacturing)	8,073	299,912
Hormel Foods Corp. (Food)	351	12,468
Hospira, Inc.* (Pharmaceuticals)	1,053	46,964
Host Marriott Corp. (REIT)	6,318	74,363
Hudson City Bancorp, Inc. (Savings & Loans)	2,106	27,694
Humana, Inc.* (Healthcare - Services)	702	26,185
Huntington Bancshares, Inc. (Banks)	7,020	33,064
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,106	89,947
Integrys Energy Group, Inc. (Electric)	702	25,195
Intel Corp. (Semiconductors)	30,888	604,478
International Business Machines Corp. (Computers)	4,212	503,797
International Flavors & Fragrances, Inc. (Chemicals)	351	13,313
International Game Technology (Entertainment)	3,159	67,855
International Paper Co. (Forest Products & Paper)	4,563	101,435
Interpublic Group of Cos., Inc.* (Advertising)	5,265	39,593
Invesco, Ltd. (Diversified Financial Services)	4,212	95,865
Iron Mountain, Inc.* (Commercial Services)	702	18,715
ITT Industries, Inc. (Miscellaneous Manufacturing)	702	36,609
J.C. Penney Co., Inc. (Retail)	2,457	82,924
J.P. Morgan Chase & Co. (Diversified Financial Services)	41,418	1,814,937
Jabil Circuit, Inc. (Electronics)	2,106	28,241
Jacobs Engineering Group, Inc.* (Engineering & Construction)	702	32,257
Janus Capital Group, Inc. (Diversified Financial Services)	1,755	24,886

See accompanying notes to the Schedules of Portfolio Investments.

JDS Uniphase Corp.* (Telecommunications)	2,457	17,469
JM Smucker Co. (Food)	1,404	74,426
Johnson Controls, Inc. (Auto Parts & Equipment)	6,318	161,488
Juniper Networks, Inc.* (Telecommunications)	3,510	94,840
KB Home (Home Builders)	351	5,830
KeyCorp (Banks)	9,477	61,601
Kimberly-Clark Corp. (Household Products/Wares)	1,755	103,510
Kimco Realty Corp. (REIT)	3,510	45,770
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,404	15,121
KLA -Tencor Corp. (Semiconductors)	1,755	62,934
Kohls Corp.* (Retail)	1,053	60,074
Kraft Foods, Inc. (Food)	15,795	414,935
Kroger Co. (Food)	4,212	86,936
L-3 Communications Holdings, Inc. (Aerospace/Defense)	351	28,192
Legg Mason, Inc. (Diversified Financial Services)	1,404	43,566
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,755	34,047
Lennar Corp. - Class A (Home Builders)	1,404	20,007
Leucadia National Corp.* (Holding Companies - Diversified)	702	17,353
Life Technologies Corp.* (Biotechnology)	1,053	49,017
Limited, Inc. (Retail)	2,808	47,708
Lincoln National Corp. (Insurance)	3,159	81,850
Linear Technology Corp. (Semiconductors)	2,457	67,887
Loews Corp. (Insurance)	2,106	72,130
Lorillard, Inc. (Agriculture)	1,755	130,396
Lowe’s Cos., Inc. (Retail)	4,563	95,549
LSI Logic Corp.* (Semiconductors)	4,212	23,124
M&T Bank Corp. (Banks)	702	43,749
Macy’s, Inc. (Retail)	4,563	83,457
Marathon Oil Corp. (Oil & Gas)	2,808	89,575
Marriott International, Inc. - Class A (Lodging)	1,053	29,052
Marsh & McLennan Cos., Inc. (Insurance)	5,616	138,884
Marshall & Ilsley Corp. (Banks)	3,861	31,158
Masco Corp. (Building Materials)	3,861	49,884
Massey Energy Co. (Coal)	1,053	29,368
Mattel, Inc. (Toys/Games/Hobbies)	3,861	71,274
MBIA, Inc.* (Insurance)	1,053	8,171
McAfee, Inc.* (Internet)	702	30,741
McCormick & Co., Inc. (Food)	702	23,826
McDonald’s Corp. (Retail)	5,967	340,537
McKesson Corp. (Commercial Services)	2,808	167,216
MeadWestvaco Corp. (Forest Products & Paper)	1,755	39,154
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,159	174,724
Merck & Co., Inc. (Pharmaceuticals)	22,464	710,536
Meredith Corp. (Media)	351	10,509
MetLife, Inc. (Insurance)	8,775	334,064
MetroPCS Communications, Inc.* (Telecommunications)	1,404	13,141
Microchip Technology, Inc. (Semiconductors)	2,106	55,809
Micron Technology, Inc.* (Semiconductors)	9,126	74,833
Millipore Corp.* (Biotechnology)	351	24,686
Molex, Inc. (Electrical Components & Equipment)	1,404	29,316
Molson Coors Brewing Co. - Class B (Beverages)	1,755	85,433
Monsanto Co. (Agriculture)	2,457	190,172
Monster Worldwide, Inc.* (Internet)	702	12,271
Moody’s Corp. (Commercial Services)	1,404	28,726
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	14,391	444,394
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,404	22,478
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	702	14,777
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,755	75,693
Newell Rubbermaid, Inc. (Housewares)	2,808	44,058
Newmont Mining Corp. (Mining)	3,159	139,059
News Corp. - Class A (Media)	23,868	286,177
Nicor, Inc. (Gas)	351	12,843
NiSource, Inc. (Electric)	2,808	39,003
Noble Energy, Inc. (Oil & Gas)	1,053	69,456
Nordstrom, Inc. (Retail)	702	21,439
Norfolk Southern Corp. (Transportation)	2,106	90,790
Northeast Utilities System (Electric)	1,755	41,664
Northern Trust Corp. (Banks)	1,404	81,657
Northrop Grumman Corp. (Aerospace/Defense)	3,510	181,642
Novell, Inc.* (Software)	1,755	7,915
Novellus Systems, Inc.* (Semiconductors)	702	14,728
NVIDIA Corp.* (Semiconductors)	2,106	31,653
O’Reilly Automotive, Inc.* (Retail)	702	25,370
Occidental Petroleum Corp. (Oil & Gas)	2,457	192,629
Office Depot, Inc.* (Retail)	2,808	18,589
Omnicom Group, Inc. (Advertising)	1,053	38,898
Owens-Illinois, Inc.* (Packaging & Containers)	1,404	51,808
Pactiv Corp.* (Packaging & Containers)	702	18,287
Pall Corp. (Miscellaneous Manufacturing)	702	22,661
Parker Hannifin Corp. (Miscellaneous Manufacturing)	702	36,392
Peabody Energy Corp. (Coal)	1,053	39,193
People’s United Financial, Inc. (Banks)	3,861	60,077
Pepco Holdings, Inc. (Electric)	2,457	36,560
PerkinElmer, Inc. (Electronics)	1,404	27,013
Pfizer, Inc. (Pharmaceuticals)	71,955	1,190,855
PG&E Corp. (Electric)	3,861	156,332
Philip Morris International, Inc. (Commercial Services)	20,709	1,009,357

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle West Capital Corp. (Electric)	1,053	34,559
Pioneer Natural Resources Co. (Oil & Gas)	351	12,738
Pitney Bowes, Inc. (Office/Business Equipment)	702	17,445
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,755	53,773
PNC Financial Services Group (Banks)	4,914	238,771
Polo Ralph Lauren Corp. (Apparel)	351	26,894
PPG Industries, Inc. (Chemicals)	1,755	102,159
PPL Corp. (Electric)	3,861	117,143
Praxair, Inc. (Chemicals)	1,053	86,020
Precision Castparts Corp. (Metal Fabricate/Hardware)	702	71,513
Principal Financial Group, Inc. (Insurance)	3,159	86,525
Procter & Gamble Co. (Cosmetics/Personal Care)	9,477	548,908
Progress Energy, Inc. (Electric)	2,808	109,680
ProLogis (REIT)	4,563	54,391
Prudential Financial, Inc. (Insurance)	4,914	245,258
Public Service Enterprise Group, Inc. (Electric)	5,265	165,532
Public Storage, Inc. (REIT)	1,404	105,637
Pulte Homes, Inc. (Home Builders)	1,755	19,287
QLogic Corp.* (Semiconductors)	351	6,037
Quanta Services, Inc.* (Commercial Services)	1,053	23,303
Quest Diagnostics, Inc. (Healthcare - Services)	702	36,637
Qwest Communications International, Inc. (Telecommunications)	15,795	60,179
R.R. Donnelley & Sons Co. (Commercial Services)	2,106	44,774
RadioShack Corp. (Retail)	351	5,816
Raytheon Co. (Aerospace/Defense)	4,212	202,050
Regions Financial Corp. (Banks)	12,285	76,290
Republic Services, Inc. (Environmental Control)	1,404	37,304
Reynolds American, Inc. (Agriculture)	1,755	78,133
Rowan Cos., Inc. (Oil & Gas)	1,053	24,293
Ryder System, Inc. (Transportation)	702	27,420
Safeway, Inc. (Food)	4,563	89,982
Sara Lee Corp. (Food)	7,371	82,113
SCANA Corp. (Electric)	1,404	49,000
Schering-Plough Corp. (Pharmaceuticals)	17,199	485,872
Scripps Networks Interactive - Class A (Entertainment)	702	25,939
Sealed Air Corp. (Packaging & Containers)	702	13,780
Sempra Energy (Gas)	2,457	122,383
Sigma-Aldrich Corp. (Chemicals)	351	18,947
Simon Property Group, Inc. (REIT)	2,826	196,209
Snap-on, Inc. (Hand/Machine Tools)	702	24,402
Southern Co. (Electric)	8,424	266,788
Southwest Airlines Co. (Airlines)	4,914	47,174
Southwestern Energy Co.* (Oil & Gas)	1,404	59,923
Spectra Energy Corp. (Pipelines)	7,020	132,959
Sprint Nextel Corp.* (Telecommunications)	20,007	79,028
Staples, Inc. (Retail)	3,510	81,502
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,106	69,561
State Street Corp. (Banks)	2,808	147,701
Stericycle, Inc.* (Environmental Control)	351	17,006
Sun Microsystems, Inc.* (Computers)	8,073	73,384
SunTrust Banks, Inc. (Banks)	4,914	110,811
SuperValu, Inc. (Food)	2,106	31,716
Symantec Corp.* (Internet)	3,510	57,810
T. Rowe Price Group, Inc. (Diversified Financial Services)	702	32,081
Target Corp. (Retail)	3,861	180,231
TECO Energy, Inc. (Electric)	2,106	29,652
Tellabs, Inc.* (Telecommunications)	2,457	17,002
Tenet Healthcare Corp.* (Healthcare - Services)	4,563	26,830
Teradata Corp.* (Computers)	1,053	28,979
Teradyne, Inc.* (Semiconductors)	1,755	16,234
Tesoro Petroleum Corp. (Oil & Gas)	1,404	21,032
Textron, Inc. (Miscellaneous Manufacturing)	2,808	53,296
The AES Corp.* (Electric)	7,020	104,036
The Charles Schwab Corp. (Diversified Financial Services)	3,159	60,495
The Dow Chemical Co. (Chemicals)	12,285	320,270
The Gap, Inc. (Retail)	2,808	60,091
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,457	41,843
The New York Times Co. - Class A (Media)	1,404	11,400
The Pepsi Bottling Group, Inc. (Beverages)	702	25,581
The Stanley Works (Hand/Machine Tools)	702	29,968
The Travelers Cos., Inc. (Insurance)	6,318	311,035
The Williams Cos., Inc. (Pipelines)	6,318	112,903
Thermo Fisher Scientific, Inc.* (Electronics)	2,457	107,297
Tiffany & Co. (Retail)	1,404	54,096
Time Warner Cable, Inc.* (Media)	2,457	105,872
Time Warner, Inc. (Media)	12,636	363,664
Torchmark Corp. (Insurance)	351	15,244
Tyson Foods, Inc. - Class A (Food)	3,159	39,898
U.S. Bancorp (Banks)	20,358	445,026
Union Pacific Corp. (Transportation)	5,265	307,213
United Parcel Service, Inc. - Class B (Transportation)	4,914	277,494
United States Steel Corp. (Iron/Steel)	1,404	62,295
United Technologies Corp. (Aerospace/Defense)	4,212	256,637
UnumProvident Corp. (Insurance)	3,510	75,254
V.F. Corp. (Apparel)	1,053	76,269
Valero Energy Corp. (Oil & Gas)	5,967	115,700
Ventas, Inc. (REIT)	702	27,027
Verizon Communications, Inc. (Telecommunications)	30,186	913,730
Vornado Realty Trust (REIT)	1,755	113,040
Vulcan Materials Co. (Building Materials)	1,404	75,914
W.W. Grainger, Inc. (Distribution/Wholesale)	351	31,365

See accompanying notes to the Schedules of Portfolio Investments.

Wal-Mart Stores, Inc. (Retail)	8,775	430,765
Walgreen Co. (Retail)	4,563	170,976
Walt Disney Co. (Media)	11,934	327,708
Washington Post Co. - Class B (Media)	351	164,296
Waste Management, Inc. (Environmental Control)	5,265	157,002
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	702	25,721
WellPoint, Inc.* (Healthcare - Services)	2,808	132,987
Wells Fargo & Co. (Banks)	49,491	1,394,656
Weyerhaeuser Co. (Forest Products & Paper)	2,106	77,185
Whirlpool Corp. (Home Furnishings)	702	49,112
Whole Foods Market, Inc.* (Food)	1,404	42,808
Windstream Corp. (Telecommunications)	4,563	46,223
Wisconsin Energy Corp. (Electric)	1,404	63,419
Wyeth (Pharmaceuticals)	5,967	289,877
Wyndham Worldwide Corp. (Lodging)	1,755	28,642
Xcel Energy, Inc. (Electric)	4,914	94,545
Xerox Corp. (Office/Business Equipment)	9,126	70,635
Xilinx, Inc. (Semiconductors)	1,404	32,882
XL Capital, Ltd. - Class A (Insurance)	3,510	61,285
Zions Bancorp (Banks)	1,053	18,922

TOTAL COMMON STOCKS
(Cost $37,112,189)		47,374,804

TOTAL INVESTMENT SECURITIES
(Cost $37,112,189)—100.1%		47,374,804
Net other assets (liabilities)—(0.1)%		(60,208)

NET ASSETS—100.0%		$47,314,596

*	Non-income producing security

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$78,491	0.2%
Aerospace/Defense	1,067,260	2.2%
Agriculture	987,402	2.1%
Airlines	47,174	0.1%
Apparel	103,163	0.3%
Auto Manufacturers	248,010	0.5%
Auto Parts & Equipment	203,331	0.4%
Banks	5,007,065	10.5%
Beverages	626,289	1.4%
Biotechnology	153,352	0.4%
Building Materials	125,798	0.3%
Chemicals	1,093,513	2.2%
Coal	68,561	0.2%
Commercial Services	1,389,978	2.8%
Computers	1,251,569	2.8%
Cosmetics/Personal Care	548,908	1.2%
Distribution/Wholesale	98,160	0.2%
Diversified Financial Services	3,735,205	7.8%
Electric	3,369,197	7.1%
Electrical Components & Equipment	155,929	0.4%
Electronics	162,551	0.4%
Engineering & Construction	85,802	0.2%
Entertainment	93,794	0.2%
Environmental Control	211,312	0.4%
Food	1,186,929	2.6%
Forest Products & Paper	271,547	0.6%
Gas	135,226	0.3%
Hand/Machine Tools	54,370	0.2%
Healthcare - Products	416,121	0.9%
Healthcare - Services	305,029	0.7%
Holding Companies - Diversified	17,353	NM
Home Builders	69,153	0.1%
Home Furnishings	61,004	0.1%
Household Products/Wares	299,442	0.7%
Housewares	44,058	0.1%
Insurance	2,194,602	4.8%
Internet	134,448	0.3%
Iron/Steel	95,352	0.1%
Leisure Time	176,076	0.4%
Lodging	127,255	0.3%
Machinery - Diversified	175,957	0.4%
Media	1,784,585	3.8%
Metal Fabricate/Hardware	71,513	0.2%
Mining	277,213	0.6%
Miscellaneous Manufacturing	2,617,288	5.5%
Office/Business Equipment	88,080	0.1%
Oil & Gas	887,446	1.7%
Oil & Gas Services	199,442	0.5%
Packaging & Containers	111,158	0.2%
Pharmaceuticals	4,636,564	9.6%
Pipelines	321,931	0.7%
REIT	990,968	2.1%
Retail	2,485,898	5.2%
Savings & Loans	27,694	0.1%
Semiconductors	1,226,719	2.5%
Software	264,449	0.6%
Telecommunications	3,453,284	7.1%
Textiles	21,278	NM
Toys/Games/Hobbies	110,235	0.3%
Transportation	1,123,323	2.4%
Other**	(60,208)	(0.1)%

Total	$47,314,596	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$47,374,804	$47,374,804

Total Investment Securities	$47,374,804	$47,374,804

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (100.0%)
3M Co. (Miscellaneous Manufacturing)	5,400	$398,520
Abbott Laboratories (Pharmaceuticals)	5,940	293,852
Abercrombie & Fitch Co. - Class A (Retail)	540	17,755
Adobe Systems, Inc.* (Software)	4,050	133,812
Advanced Micro Devices, Inc.* (Semiconductors)	1,620	9,169
Aetna, Inc. (Healthcare - Services)	1,620	45,085
Affiliated Computer Services, Inc. - Class A* (Computers)	540	29,252
AFLAC, Inc. (Insurance)	1,890	80,779
Agilent Technologies, Inc.* (Electronics)	2,700	75,141
Airgas, Inc. (Chemicals)	270	13,060
Akamai Technologies, Inc.* (Internet)	1,350	26,568
Allegheny Technologies, Inc. (Iron/Steel)	540	18,895
Allergan, Inc. (Pharmaceuticals)	1,080	61,301
Altera Corp. (Semiconductors)	2,160	44,302
Amazon.com, Inc.* (Internet)	2,430	226,865
American Express Co. (Diversified Financial Services)	6,210	210,519
American Tower Corp.* (Telecommunications)	810	29,484
Amgen, Inc.* (Biotechnology)	7,830	471,601
Amphenol Corp. - Class A (Electronics)	1,350	50,868
Anadarko Petroleum Corp. (Oil & Gas)	3,780	237,119
AON Corp. (Insurance)	810	32,959
Apache Corp. (Oil & Gas)	2,700	247,941
Apollo Group, Inc. - Class A* (Commercial Services)	810	59,673
Apple Computer, Inc.* (Computers)	6,750	1,251,247
Applied Materials, Inc. (Semiconductors)	7,290	97,686
Autodesk, Inc.* (Software)	1,620	38,556
Automatic Data Processing, Inc. (Software)	1,890	74,277
AutoZone, Inc.* (Retail)	270	39,479
Avon Products, Inc. (Cosmetics/Personal Care)	3,240	110,030
Baker Hughes, Inc. (Oil & Gas Services)	2,430	103,664
Ball Corp. (Packaging & Containers)	810	39,852
Bard (C.R.), Inc. (Healthcare - Products)	540	42,449
Baxter International, Inc. (Healthcare - Products)	2,430	138,534
Becton, Dickinson & Co. (Healthcare - Products)	1,080	75,330
Bed Bath & Beyond, Inc.* (Retail)	1,890	70,951
Best Buy Co., Inc. (Retail)	1,620	60,782
Big Lots, Inc.* (Retail)	270	6,755
Biogen Idec, Inc.* (Biotechnology)	2,160	109,123
BJ Services Co. (Oil & Gas Services)	2,160	41,969
Black & Decker Corp. (Hand/Machine Tools)	540	24,997
BMC Software, Inc.* (Software)	1,350	50,665
Boeing Co. (Aerospace/Defense)	2,700	146,205
Boston Scientific Corp.* (Healthcare - Products)	4,320	45,749
Broadcom Corp. - Class A* (Semiconductors)	1,350	41,431
Brown-Forman Corp. (Beverages)	540	26,039
Burlington Northern Santa Fe Corp. (Transportation)	1,080	86,216
C.H. Robinson Worldwide, Inc. (Transportation)	1,350	77,962
CA, Inc. (Software)	1,890	41,561
Cabot Oil & Gas Corp. (Oil & Gas)	810	28,958
Cameron International Corp.* (Oil & Gas Services)	1,620	61,268
Campbell Soup Co. (Food)	1,620	52,844
CareFusion Corp.* (Healthcare - Products)	540	11,772
Caterpillar, Inc. (Machinery - Construction & Mining)	4,590	235,605
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,890	22,189
Celgene Corp.* (Biotechnology)	3,510	196,209
Cephalon, Inc.* (Pharmaceuticals)	270	15,725
CF Industries Holdings, Inc. (Chemicals)	270	23,282
Chesapeake Energy Corp. (Oil & Gas)	4,860	138,024
Chevron Corp. (Oil & Gas)	15,390	1,083,918
Chubb Corp. (Insurance)	1,350	68,053
Cintas Corp. (Textiles)	540	16,367
Cisco Systems, Inc.* (Telecommunications)	44,280	1,042,351
Citrix Systems, Inc.* (Software)	810	31,776
CME Group, Inc. (Diversified Financial Services)	540	166,423
Coach, Inc. (Apparel)	2,430	79,996
Coca-Cola Co. (Beverages)	12,420	666,954
Cognizant Technology Solutions Corp.* (Computers)	2,160	83,506
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,780	288,338
Comcast Corp. - Class A (Media)	9,180	155,050
Compuware Corp.* (Software)	1,890	13,854
ConocoPhillips (Oil & Gas)	7,290	329,216
CONSOL Energy, Inc. (Coal)	1,350	60,898
Constellation Brands, Inc.* (Beverages)	540	8,181
Costco Wholesale Corp. (Retail)	1,350	76,221
Coventry Health Care, Inc.* (Healthcare - Services)	810	16,168
Cummins, Inc. (Machinery - Diversified)	1,080	48,395
CVS Corp. (Retail)	5,940	212,296
D.R. Horton, Inc. (Home Builders)	810	9,242
Danaher Corp. (Miscellaneous Manufacturing)	1,890	127,235
DaVita, Inc.* (Healthcare - Services)	810	45,878
Dean Foods Co.* (Food)	810	14,410
Deere & Co. (Machinery - Diversified)	1,890	81,119
Dell, Inc.* (Computers)	13,230	201,890
Denbury Resources, Inc.* (Oil & Gas)	1,890	28,596
DENTSPLY International, Inc. (Healthcare - Products)	540	18,652
Devon Energy Corp. (Oil & Gas)	3,510	236,328
DeVry, Inc. (Commercial Services)	270	14,936

See accompanying notes to the Schedules of Portfolio Investments.

Diamond Offshore Drilling, Inc. (Oil & Gas)	270	25,790
DIRECTV Group, Inc.* (Media)	1,620	44,680
Discover Financial Services (Diversified Financial Services)	2,160	35,057
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,080	31,050
Dun & Bradstreet Corp. (Software)	540	40,673
E* TRADE Financial Corp.* (Diversified Financial Services)	3,780	6,615
eBay, Inc.* (Internet)	8,370	197,616
Ecolab, Inc. (Chemicals)	1,890	87,375
Electronic Arts, Inc.* (Software)	1,080	20,574
EMC Corp.* (Computers)	10,260	174,830
Emerson Electric Co. (Electrical Components & Equipment)	3,510	140,681
Ensco International, Inc. (Oil & Gas)	1,080	45,943
EOG Resources, Inc. (Oil & Gas)	1,890	157,834
EQT Corp. (Oil & Gas)	540	23,004
Equifax, Inc. (Commercial Services)	1,080	31,471
Expedia, Inc.* (Internet)	810	19,400
Expeditors International of Washington, Inc. (Transportation)	1,620	56,943
Express Scripts, Inc.* (Pharmaceuticals)	2,160	167,573
Exxon Mobil Corp. (Oil & Gas)	36,720	2,519,359
Family Dollar Stores, Inc. (Retail)	540	14,256
Fastenal Co. (Distribution/Wholesale)	1,080	41,796
Federated Investors, Inc. - Class B (Diversified Financial Services)	540	14,240
FedEx Corp. (Transportation)	1,350	101,547
First Horizon National Corp.* (Banks)	810	10,716
Fiserv, Inc.* (Software)	1,080	52,056
FLIR Systems, Inc.* (Electronics)	1,080	30,208
Fluor Corp. (Engineering & Construction)	810	41,188
FMC Corp. (Chemicals)	540	30,375
FMC Technologies, Inc.* (Oil & Gas Services)	1,080	56,419
Forest Laboratories, Inc.* (Pharmaceuticals)	2,430	71,539
Franklin Resources, Inc. (Diversified Financial Services)	1,080	108,648
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,240	222,296
GameStop Corp. - Class A* (Retail)	1,350	35,735
General Dynamics Corp. (Aerospace/Defense)	1,620	104,652
General Mills, Inc. (Food)	1,350	86,913
Genzyme Corp.* (Biotechnology)	1,080	61,268
Gilead Sciences, Inc.* (Pharmaceuticals)	4,590	213,802
Google, Inc. - Class A* (Internet)	1,890	937,156
Halliburton Co. (Oil & Gas Services)	3,510	95,191
Harley-Davidson, Inc. (Leisure Time)	1,080	24,840
Harman International Industries, Inc. (Home Furnishings)	270	9,148
Harris Corp. (Telecommunications)	1,080	40,608
Heinz (H.J.) Co. (Food)	1,350	53,662
Hess Corp. (Oil & Gas)	2,160	115,474
Hewlett-Packard Co. (Computers)	11,880	560,855
Home Depot, Inc. (Retail)	8,100	215,784
Hormel Foods Corp. (Food)	270	9,590
Hospira, Inc.* (Pharmaceuticals)	540	24,084
Hudson City Bancorp, Inc. (Savings & Loans)	2,430	31,955
Humana, Inc.* (Healthcare - Services)	810	30,213
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,620	69,190
IMS Health, Inc. (Software)	1,350	20,723
Intel Corp. (Semiconductors)	20,520	401,576
IntercontinentalExchange, Inc.* (Diversified Financial Services)	540	52,483
International Business Machines Corp. (Computers)	7,290	871,957
International Flavors & Fragrances, Inc. (Chemicals)	270	10,241
Intuit, Inc.* (Software)	2,430	69,255
Intuitive Surgical, Inc.* (Healthcare - Products)	270	70,807
Iron Mountain, Inc.* (Commercial Services)	810	21,595
ITT Industries, Inc. (Miscellaneous Manufacturing)	810	42,241
Jacobs Engineering Group, Inc.* (Engineering & Construction)	540	24,813
Johnson & Johnson (Healthcare - Products)	21,060	1,282,343
Juniper Networks, Inc.* (Telecommunications)	1,620	43,772
KB Home (Home Builders)	270	4,485
Kellogg Co. (Food)	1,890	93,045
Kimberly-Clark Corp. (Household Products/Wares)	1,890	111,472
King Pharmaceuticals, Inc.* (Pharmaceuticals)	810	8,724
Kohls Corp.* (Retail)	1,620	92,421
Kroger Co. (Food)	1,890	39,010
L-3 Communications Holdings, Inc. (Aerospace/Defense)	540	43,373
Laboratory Corp. of America Holdings* (Healthcare - Services)	810	53,217
Leucadia National Corp.* (Holding Companies - Diversified)	810	20,023
Lexmark International, Inc. - Class A* (Computers)	540	11,632
Life Technologies Corp.* (Biotechnology)	540	25,137
Lockheed Martin Corp. (Aerospace/Defense)	2,430	189,734
Loews Corp. (Insurance)	1,080	36,990
Lowe’s Cos., Inc. (Retail)	8,100	169,614
LSI Logic Corp.* (Semiconductors)	1,890	10,376
Marathon Oil Corp. (Oil & Gas)	3,240	103,356
Marriott International, Inc. - Class A (Lodging)	1,620	44,696
MasterCard, Inc. - Class A (Software)	540	109,161
MBIA, Inc.* (Insurance)	540	4,190
McAfee, Inc.* (Internet)	540	23,647
McCormick & Co., Inc. (Food)	540	18,328
McDonald’s Corp. (Retail)	4,320	246,542
McGraw-Hill Cos., Inc. (Media)	2,430	61,090
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,350	74,668
Medtronic, Inc. (Healthcare - Products)	8,640	317,952
MEMC Electronic Materials, Inc.* (Semiconductors)	1,620	26,941

See accompanying notes to the Schedules of Portfolio Investments.

MetroPCS Communications, Inc.* (Telecommunications)	810	7,582
Microsoft Corp. (Software)	58,860	1,523,885
Millipore Corp.* (Biotechnology)	270	18,989
Monsanto Co. (Agriculture)	2,430	188,082
Monster Worldwide, Inc.* (Internet)	270	4,720
Moody’s Corp. (Commercial Services)	540	11,048
Motorola, Inc. (Telecommunications)	17,550	150,754
Murphy Oil Corp. (Oil & Gas)	1,350	77,719
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,350	21,614
Nabors Industries, Ltd.* (Oil & Gas)	2,160	45,144
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	540	11,367
National Semiconductor Corp. (Semiconductors)	1,620	23,117
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,890	81,516
NetApp, Inc.* (Computers)	2,430	64,832
Newmont Mining Corp. (Mining)	1,350	59,427
NIKE, Inc. - Class B (Apparel)	2,970	192,159
Noble Energy, Inc. (Oil & Gas)	810	53,428
Nordstrom, Inc. (Retail)	810	24,737
Norfolk Southern Corp. (Transportation)	1,350	58,198
Northern Trust Corp. (Banks)	810	47,110
Novell, Inc.* (Software)	1,350	6,089
Novellus Systems, Inc.* (Semiconductors)	270	5,665
Nucor Corp. (Iron/Steel)	2,430	114,234
NVIDIA Corp.* (Semiconductors)	2,700	40,581
NYSE Euronext (Diversified Financial Services)	1,890	54,602
O’Reilly Automotive, Inc.* (Retail)	540	19,516
Occidental Petroleum Corp. (Oil & Gas)	4,320	338,688
Omnicom Group, Inc. (Advertising)	1,620	59,843
Oracle Corp. (Software)	29,700	618,948
Owens-Illinois, Inc.* (Packaging & Containers)	270	9,963
PACCAR, Inc. (Auto Manufacturers)	2,700	101,817
Pactiv Corp.* (Packaging & Containers)	540	14,067
Pall Corp. (Miscellaneous Manufacturing)	540	17,431
Parker Hannifin Corp. (Miscellaneous Manufacturing)	810	41,990
Patterson Cos., Inc.* (Healthcare - Products)	810	22,073
Paychex, Inc. (Commercial Services)	2,430	70,591
Peabody Energy Corp. (Coal)	1,350	50,247
PepsiCo, Inc. (Beverages)	11,880	696,881
Pioneer Natural Resources Co. (Oil & Gas)	540	19,597
Pitney Bowes, Inc. (Office/Business Equipment)	1,080	26,838
Polo Ralph Lauren Corp. (Apparel)	270	20,687
Praxair, Inc. (Chemicals)	1,620	132,338
Precision Castparts Corp. (Metal Fabricate/Hardware)	540	55,010
Procter & Gamble Co. (Cosmetics/Personal Care)	15,660	907,027
Progressive Corp.* (Insurance)	5,130	85,055
Pulte Homes, Inc. (Home Builders)	810	8,902
QLogic Corp.* (Semiconductors)	540	9,288
Qualcomm, Inc. (Telecommunications)	12,690	570,796
Quanta Services, Inc.* (Commercial Services)	540	11,950
Quest Diagnostics, Inc. (Healthcare - Services)	810	42,274
Questar Corp. (Pipelines)	1,350	50,706
RadioShack Corp. (Retail)	540	8,948
Range Resources Corp. (Oil & Gas)	1,080	53,309
Red Hat, Inc.* (Software)	1,350	37,314
Republic Services, Inc. (Environmental Control)	1,350	35,869
Robert Half International, Inc. (Commercial Services)	1,080	27,022
Rockwell Automation, Inc. (Machinery - Diversified)	1,080	46,008
Rockwell Collins, Inc. (Aerospace/Defense)	1,350	68,580
Salesforce.com, Inc.* (Software)	810	46,113
SanDisk Corp.* (Computers)	1,620	35,154
Schlumberger, Ltd. (Oil & Gas Services)	9,180	547,128
Scripps Networks Interactive - Class A (Entertainment)	270	9,977
Sealed Air Corp. (Packaging & Containers)	810	15,900
Sears Holdings Corp.* (Retail)	540	35,267
Sherwin-Williams Co. (Chemicals)	810	48,730
Sigma-Aldrich Corp. (Chemicals)	540	29,149
SLM Corp.* (Diversified Financial Services)	3,510	30,607
Smith International, Inc. (Oil & Gas Services)	1,620	46,494
Southwest Airlines Co. (Airlines)	2,160	20,736
Southwestern Energy Co.* (Oil & Gas)	1,620	69,142
Sprint Nextel Corp.* (Telecommunications)	7,830	30,929
St. Jude Medical, Inc.* (Healthcare - Products)	2,700	105,327
Staples, Inc. (Retail)	2,970	68,963
Starbucks Corp.* (Retail)	5,670	117,085
State Street Corp. (Banks)	1,620	85,212
Stericycle, Inc.* (Environmental Control)	270	13,082
Stryker Corp. (Healthcare - Products)	1,890	85,863
Sunoco, Inc. (Oil & Gas)	810	23,045
Symantec Corp.* (Internet)	3,510	57,810
Sysco Corp. (Food)	4,590	114,061
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,350	61,695
Target Corp. (Retail)	2,970	138,640
Tellabs, Inc.* (Telecommunications)	1,080	7,474
Teradata Corp.* (Computers)	540	14,861
Texas Instruments, Inc. (Semiconductors)	9,720	230,267
The Charles Schwab Corp. (Diversified Financial Services)	4,860	93,069
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	810	30,035
The Gap, Inc. (Retail)	1,620	34,668

See accompanying notes to the Schedules of Portfolio Investments.

The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,780	696,843
The Hershey Co. (Food)	1,350	52,461
The Pepsi Bottling Group, Inc. (Beverages)	540	19,678
Thermo Fisher Scientific, Inc.* (Electronics)	1,350	58,954
Time Warner Cable, Inc.* (Media)	1,080	46,537
Titanium Metals Corp. (Mining)	540	5,179
TJX Cos., Inc. (Retail)	3,240	120,366
Torchmark Corp. (Insurance)	270	11,726
Total System Services, Inc. (Software)	1,620	26,098
United Parcel Service, Inc. - Class B (Transportation)	4,320	243,950
United Technologies Corp. (Aerospace/Defense)	4,050	246,766
UnitedHealth Group, Inc. (Healthcare - Services)	9,180	229,867
Varian Medical Systems, Inc.* (Healthcare - Products)	1,080	45,500
Ventas, Inc. (REIT)	540	20,790
VeriSign, Inc.* (Internet)	1,350	31,982
Viacom, Inc. - Class B* (Media)	4,590	128,704
W.W. Grainger, Inc. (Distribution/Wholesale)	270	24,127
Wal-Mart Stores, Inc. (Retail)	10,260	503,663
Walgreen Co. (Retail)	4,320	161,870
Walt Disney Co. (Media)	5,670	155,698
Waters Corp.* (Electronics)	810	45,247
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	270	9,893
WellPoint, Inc.* (Healthcare - Services)	1,620	76,723
Western Digital Corp.* (Computers)	1,620	59,179
Western Union Co. (Commercial Services)	5,400	102,168
Wyeth (Pharmaceuticals)	5,940	288,565
Wynn Resorts, Ltd.* (Lodging)	540	38,281
Xilinx, Inc. (Semiconductors)	1,350	31,617
XTO Energy, Inc. (Oil & Gas)	4,320	178,502
Yahoo!, Inc.* (Internet)	9,180	163,496
YUM! Brands, Inc. (Retail)	3,510	118,498
Zimmer Holdings, Inc.* (Healthcare - Products)	1,620	86,589

TOTAL COMMON STOCKS (Cost $26,448,631)		37,303,826

	Principal
	Amount

Repurchase Agreements (0.8%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $33,000 (Collateralized by $34,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $33,997)	$33,000	33,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $81,000 (Collateralized by $83,000 Federal National Mortgage Association, 3.00%, 1/13/14, market value $83,393)	81,000	81,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $177,000 (Collateralized by $180,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $181,031)	177,000	177,000
UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $6,000 (Collateralized by $6,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $6,198)	6,000	6,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $4,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS (Cost $301,000)		301,000

TOTAL INVESTMENT SECURITIES (Cost $26,749,631)—100.8%		37,604,826
Net other assets (liabilities)—(0.8)%		(304,276)

NET ASSETS—100.0%		$37,300,550

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2009.

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$59,843	0.2%
Aerospace/Defense	799,310	2.2%
Agriculture	188,082	0.5%
Airlines	20,736	0.1%
Apparel	292,842	0.8%
Auto Manufacturers	101,817	0.3%
Banks	143,038	0.3%
Beverages	1,448,783	4.0%
Biotechnology	882,327	2.5%
Chemicals	374,550	1.0%
Coal	111,145	0.3%
Commercial Services	350,454	1.0%
Computers	3,359,195	9.0%
Cosmetics/Personal Care	1,335,430	3.6%
Distribution/Wholesale	65,923	0.2%
Diversified Financial Services	1,542,168	4.0%
Electrical Components & Equipment	140,681	0.4%
Electronics	260,418	0.7%
Engineering & Construction	66,001	0.2%
Entertainment	9,977	NM
Environmental Control	48,951	0.1%
Food	534,324	1.1%
Hand/Machine Tools	24,997	0.1%
Healthcare - Products	2,348,940	6.3%
Healthcare - Services	539,425	1.3%
Holding Companies - Diversified	20,023	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Home Builders	22,629	NM
Home Furnishings	9,148	NM
Household Products/Wares	111,472	0.3%
Insurance	319,752	0.8%
Internet	1,689,260	4.6%
Iron/Steel	133,129	0.4%
Leisure Time	24,840	0.1%
Lodging	82,977	0.2%
Machinery - Construction & Mining	235,605	0.6%
Machinery - Diversified	175,522	0.4%
Media	591,759	1.5%
Metal Fabricate/Hardware	55,010	0.1%
Mining	286,902	0.8%
Miscellaneous Manufacturing	696,607	1.8%
Office/Business Equipment	26,838	0.1%
Oil & Gas	6,179,434	16.7%
Oil & Gas Services	1,033,649	2.9%
Packaging & Containers	79,782	0.1%
Pharmaceuticals	1,251,340	3.4%
Pipelines	50,706	0.1%
REIT	20,790	0.1%
Real Estate	22,189	0.1%
Retail	2,610,812	7.0%
Savings & Loans	31,955	0.1%
Semiconductors	972,016	2.6%
Software	2,955,390	8.0%
Telecommunications	1,923,750	5.1%
Textiles	16,367	NM
Transportation	624,816	1.8%
Other**	(3,276)	NM

Total	$37,300,550	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$37,303,826	$-	$37,303,826
Repurchase Agreements	-	301,000	301,000

Total Investment Securities	$37,303,826	$301,000	$37,604,826

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (100.3%)
3Com Corp.* (Telecommunications)	23,085	$120,735
99 Cents Only Stores* (Retail)	2,280	30,666
Aaron’s, Inc. (Commercial Services)	1,425	37,620
Acxiom Corp.* (Software)	3,135	29,657
ADC Telecommunications, Inc.* (Telecommunications)	2,850	23,769
ADTRAN, Inc. (Telecommunications)	1,995	48,977
Advent Software, Inc.* (Software)	855	34,414
Aecom Technology Corp.* (Engineering & Construction)	5,130	139,228
Affymetrix, Inc.* (Biotechnology)	5,700	50,046
AGCO Corp.* (Machinery - Diversified)	4,560	125,993
AGL Resources, Inc. (Gas)	5,985	211,091
AirTran Holdings, Inc.* (Airlines)	9,405	58,781
Albemarle Corp. (Chemicals)	2,565	88,749
Alberto-Culver Co. (Cosmetics/Personal Care)	4,275	118,332
Alexander & Baldwin, Inc. (Transportation)	3,135	100,602
Alexandria Real Estate Equities, Inc. (REIT)	3,135	170,387
Alliant Energy Corp. (Electric)	8,835	246,055
AMB Property Corp. (REIT)	6,270	143,896
American Eagle Outfitters, Inc. (Retail)	5,415	91,297
American Financial Group, Inc. (Insurance)	5,985	152,617
American Greetings Corp. - Class A (Household Products/Wares)	3,135	69,910
AmeriCredit Corp.* (Diversified Financial Services)	4,560	72,002
AnnTaylor Stores Corp.* (Retail)	4,560	72,458
Apollo Investment Corp. (Investment Companies)	12,825	122,479
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,565	95,828
Aqua America, Inc. (Water)	6,270	110,603
Arch Coal, Inc. (Coal)	6,270	138,755
Arrow Electronics, Inc.* (Electronics)	9,405	264,751
Arthur J. Gallagher & Co. (Insurance)	7,980	194,473
Ashland, Inc. (Chemicals)	5,700	246,354
Associated Banc-Corp (Banks)	9,975	113,914
Astoria Financial Corp. (Savings & Loans)	6,555	72,367
Atmel Corp.* (Semiconductors)	24,510	102,697
Avnet, Inc.* (Electronics)	11,970	310,861
Avocent Corp.* (Internet)	1,710	34,662
BancorpSouth, Inc. (Banks)	5,700	139,137
Bank of Hawaii Corp. (Banks)	1,710	71,033
Barnes & Noble, Inc. (Retail)	2,850	63,327
BE Aerospace, Inc.* (Aerospace/Defense)	7,980	160,717
Beckman Coulter, Inc. (Healthcare - Products)	2,850	196,479
Bill Barrett Corp.* (Oil & Gas)	2,280	74,761
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	855	78,557
BJ’s Wholesale Club, Inc.* (Retail)	2,280	82,582
Black Hills Corp. (Electric)	3,135	78,908
Blyth, Inc. (Household Products/Wares)	570	22,076
Bob Evans Farms, Inc. (Retail)	2,280	66,257
BorgWarner, Inc. (Auto Parts & Equipment)	4,845	146,610
Boyd Gaming Corp.* (Lodging)	4,275	46,726
BRE Properties, Inc. - Class A (REIT)	3,990	124,887
Brink’s Home Security Holdings, Inc.* (Commercial Services)	3,135	96,527
Brinker International, Inc. (Retail)	7,980	125,525
Broadridge Financial Solutions, Inc. (Software)	3,990	80,199
Cabot Corp. (Chemicals)	5,130	118,554
Cadence Design Systems, Inc.* (Computers)	20,805	152,709
Callaway Golf Co. (Leisure Time)	5,130	39,039
Camden Property Trust (REIT)	5,130	206,739
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,850	96,643
Carmax, Inc.* (Retail)	17,385	363,346
Carpenter Technology Corp. (Iron/Steel)	1,425	33,331
Cathay Bancorp, Inc. (Banks)	1,710	13,834
Charles River Laboratories International, Inc.* (Biotechnology)	3,135	115,932
Cheesecake Factory, Inc.* (Retail)	1,995	36,947
Cimarex Energy Co. (Oil & Gas)	2,565	111,116
Cincinnati Bell, Inc.* (Telecommunications)	16,815	58,853
City National Corp. (Banks)	3,420	133,141
Cleco Corp. (Electric)	4,845	121,513
Coldwater Creek, Inc.* (Retail)	1,995	16,359
Collective Brands, Inc.* (Retail)	5,130	88,903
Commerce Bancshares, Inc. (Banks)	2,850	106,134
Commercial Metals Co. (Metal Fabricate/Hardware)	3,705	66,320
Community Health Systems, Inc.* (Healthcare - Services)	3,990	127,401
Corinthian Colleges, Inc.* (Commercial Services)	2,850	52,896
Corn Products International, Inc. (Food)	5,985	170,692
Corporate Office Properties Trust (REIT)	3,705	136,640
Corrections Corp. of America* (Commercial Services)	5,415	122,650
Cousins Properties, Inc. (REIT)	7,159	59,277
Covance, Inc.* (Healthcare - Services)	1,995	108,029
Crane Co. (Miscellaneous Manufacturing)	3,705	95,626
Cullen/Frost Bankers, Inc. (Banks)	2,565	132,457
Cytec Industries, Inc. (Chemicals)	3,705	120,301
Deluxe Corp. (Commercial Services)	3,990	68,229
Diebold, Inc. (Computers)	5,130	168,931
DPL, Inc. (Electric)	9,120	238,032
Duke-Weeks Realty Corp. (REIT)	17,670	212,217
Dycom Industries, Inc.* (Engineering & Construction)	1,710	21,033
Edwards Lifesciences Corp.* (Healthcare - Products)	1,710	119,546
Energen Corp. (Gas)	1,995	85,984
Equinix, Inc.* (Internet)	2,280	209,760
Equity One, Inc. (REIT)	2,850	44,660
Essex Property Trust, Inc. (REIT)	2,280	181,442
Everest Re Group, Ltd. (Insurance)	4,845	424,906
See accompanying notes to the Schedules of Portfolio Investments.

Exterran Holdings, Inc.* (Oil & Gas Services)	4,845	115,020
Fair Isaac Corp. (Software)	1,425	30,623
Fairchild Semiconductor International, Inc.* (Semiconductors)	9,690	99,129
Federal Realty Investment Trust (REIT)	4,560	279,847
Federal Signal Corp. (Miscellaneous Manufacturing)	3,705	26,639
Fidelity National Title Group, Inc. - Class A (Insurance)	17,955	270,761
First American Financial Corp. (Insurance)	7,410	239,862
First Niagara Financial Group, Inc. (Savings & Loans)	14,535	179,217
FirstMerit Corp. (Banks)	6,555	124,742
Flowers Foods, Inc. (Food)	3,420	89,912
Foot Locker, Inc. (Retail)	12,255	146,447
Forest Oil Corp.* (Oil & Gas)	8,835	172,901
Fulton Financial Corp. (Banks)	13,680	100,685
GATX Corp. (Trucking & Leasing)	3,705	103,555
Gentex Corp. (Electronics)	10,830	153,244
Granite Construction, Inc. (Engineering & Construction)	1,140	35,272
Great Plains Energy, Inc. (Electric)	10,545	189,283
Greif, Inc. - Class A (Packaging & Containers)	2,565	141,203
Hanesbrands, Inc.* (Apparel)	4,275	91,485
Harsco Corp. (Miscellaneous Manufacturing)	3,705	131,194
Harte-Hanks, Inc. (Advertising)	3,135	43,357
Hawaiian Electric Industries, Inc. (Electric)	7,125	129,105
Health Management Associates, Inc. - Class A* (Healthcare - Services)	7,695	57,636
Health Net, Inc.* (Healthcare - Services)	8,265	127,281
Henry Schein, Inc.* (Healthcare - Products)	2,850	156,493
Hewitt Associates, Inc.* (Commercial Services)	4,275	155,738
Highwoods Properties, Inc. (REIT)	5,700	179,265
Hill-Rom Holdings, Inc. (Healthcare - Products)	4,845	105,524
HNI Corp. (Office Furnishings)	3,420	80,712
Horace Mann Educators Corp. (Insurance)	3,135	43,796
Hospitality Properties Trust (REIT)	9,405	191,580
Hubbell, Inc. - Class B (Electrical Components & Equipment)	4,560	191,520
IDACORP, Inc. (Electric)	3,705	106,667
IDEX Corp. (Machinery - Diversified)	3,420	95,589
Imation Corp. (Computers)	2,280	21,136
Informatica Corp.* (Software)	4,275	96,529
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	12,825	216,101
Integrated Device Technology, Inc.* (Semiconductors)	13,110	88,624
International Bancshares Corp. (Banks)	1,710	27,890
International Rectifier Corp.* (Semiconductors)	3,420	66,656
International Speedway Corp. (Entertainment)	1,140	31,430
Intersil Corp. - Class A (Semiconductors)	9,690	148,354
Itron, Inc.* (Electronics)	1,710	109,679
Jack Henry & Associates, Inc. (Computers)	2,565	60,201
Jefferies Group, Inc.* (Diversified Financial Services)	4,275	116,408
JetBlue Airways Corp.* (Airlines)	16,530	98,849
Kansas City Southern Industries, Inc.* (Transportation)	3,135	83,046
KBR, Inc. (Engineering & Construction)	12,540	292,057
Kelly Services, Inc. - Class A (Commercial Services)	2,280	28,044
Kennametal, Inc. (Hand/Machine Tools)	6,270	154,305
Kindred Healthcare, Inc.* (Healthcare - Services)	3,135	50,881
Kirby Corp.* (Transportation)	1,710	62,962
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,425	73,060
Lender Processing Services, Inc. (Diversified Financial Services)	2,280	87,028
Lennox International, Inc. (Building Materials)	3,705	133,825
Liberty Property Trust (REIT)	8,835	287,403
Life Time Fitness, Inc.* (Leisure Time)	1,710	47,966
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,710	46,273
LKQ Corp.* (Distribution/Wholesale)	4,275	79,258
Louisiana-Pacific Corp.* (Forest Products & Paper)	7,980	53,227
Lubrizol Corp. (Chemicals)	5,415	386,956
M.D.C. Holdings, Inc. (Home Builders)	1,425	49,505
Mack-Cali Realty Corp. (REIT)	6,270	202,709
Manpower, Inc. (Commercial Services)	6,270	355,572
ManTech International Corp. - Class A* (Software)	855	40,322
Mariner Energy, Inc.* (Oil & Gas)	3,420	48,496
Martin Marietta Materials (Building Materials)	1,710	157,440
Masimo Corp.* (Healthcare - Products)	3,420	89,604
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	855	30,250
MDU Resources Group, Inc. (Electric)	7,980	166,383
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,850	60,848
Mentor Graphics Corp.* (Computers)	5,130	47,760
Mercury General Corp. (Insurance)	1,425	51,557
Mine Safety Appliances Co. (Environmental Control)	1,140	31,361
Minerals Technologies, Inc. (Chemicals)	855	40,664
Mohawk Industries, Inc.* (Textiles)	4,275	203,875
MPS Group, Inc.* (Commercial Services)	4,560	47,971
National Fuel Gas Co. (Pipelines)	6,270	287,229

See accompanying notes to the Schedules of Portfolio Investments.

National Instruments Corp. (Computers)	2,280	62,996
Nationwide Health Properties, Inc. (REIT)	7,980	247,300
NBTY, Inc.* (Pharmaceuticals)	1,710	67,682
NCR Corp.* (Computers)	6,270	86,651
New York Community Bancorp (Savings & Loans)	27,075	309,196
NewAlliance Bancshares, Inc. (Savings & Loans)	6,270	67,089
Newfield Exploration Co.* (Oil & Gas)	3,705	157,685
Nordson Corp. (Machinery - Diversified)	1,140	63,943
NSTAR (Electric)	8,265	262,992
NV Energy, Inc. (Electric)	18,525	214,705
OGE Energy Corp. (Electric)	7,695	254,551
Old Republic International Corp. (Insurance)	18,810	229,106
Olin Corp. (Chemicals)	2,280	39,763
OMEGA Healthcare Investors, Inc. (REIT)	6,555	105,011
Omnicare, Inc. (Pharmaceuticals)	3,990	89,855
ONEOK, Inc. (Gas)	8,265	302,664
Oshkosh Truck Corp. (Auto Manufacturers)	7,125	220,376
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,710	60,363
Overseas Shipholding Group, Inc. (Transportation)	855	31,951
Owens & Minor, Inc. (Distribution/Wholesale)	3,420	154,755
Packaging Corp. of America (Packaging & Containers)	7,980	162,792
PacWest Bancorp (Banks)	1,995	38,005
Palm, Inc.* (Computers)	7,980	139,091
Patriot Coal Corp.* (Coal)	2,565	30,164
Pentair, Inc. (Miscellaneous Manufacturing)	7,695	227,156
PepsiAmericas, Inc. (Beverages)	4,275	122,094
Perrigo Co. (Pharmaceuticals)	3,990	135,620
PetSmart, Inc. (Retail)	3,705	80,584
Phillips-Van Heusen Corp. (Apparel)	3,990	170,732
Plains Exploration & Production Co.* (Oil & Gas)	3,990	110,363
PNM Resources, Inc. (Electric)	6,840	79,891
Polycom, Inc.* (Telecommunications)	2,850	76,237
Potlatch Corp. (Forest Products & Paper)	1,425	40,541
Pride International, Inc.* (Oil & Gas)	6,840	208,210
Protective Life Corp. (Insurance)	6,840	146,513
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,710	45,760
Ralcorp Holdings, Inc.* (Food)	1,995	116,648
Raymond James Financial Corp. (Diversified Financial Services)	3,990	92,887
Rayonier, Inc. (Forest Products & Paper)	6,270	256,506
Realty Income Corp. (REIT)	8,265	211,997
Regency Centers Corp. (REIT)	6,270	232,303
Regis Corp. (Retail)	4,560	70,680
Reinsurance Group of America, Inc. (Insurance)	2,850	127,110
Rent-A-Center, Inc.* (Commercial Services)	5,130	96,854
RF Micro Devices, Inc.* (Telecommunications)	20,805	112,971
Rovi Corp.* (Semiconductors)	3,135	105,336
RPM, Inc. (Chemicals)	9,975	184,438
Ruddick Corp. (Food)	3,135	83,454
SAIC, Inc.* (Commercial Services)	9,690	169,963
Saks, Inc.* (Retail)	11,400	77,748
Scholastic Corp. (Media)	1,995	48,558
Scientific Games Corp. - Class A* (Entertainment)	2,565	40,604
Semtech Corp.* (Semiconductors)	2,565	43,631
Sensient Technologies Corp. (Chemicals)	3,705	102,888
Service Corp. International (Commercial Services)	19,665	137,852
Shaw Group, Inc.* (Engineering & Construction)	6,555	210,350
SL Green Realty Corp. (REIT)	5,985	262,442
Smithfield Foods, Inc.* (Food)	10,830	149,454
Sonoco Products Co. (Packaging & Containers)	7,980	219,769
Southern Union Co. (Gas)	9,690	201,455
SPX Corp. (Miscellaneous Manufacturing)	3,990	244,467
SRA International, Inc. - Class A* (Computers)	1,425	30,766
StanCorp Financial Group, Inc. (Insurance)	1,995	80,538
STERIS Corp. (Healthcare - Products)	2,565	78,104
Sybase, Inc.* (Software)	3,420	133,038
Syniverse Holdings, Inc.* (Telecommunications)	3,990	69,825
Synovus Financial Corp. (Banks)	17,100	64,125
TCF Financial Corp. (Banks)	4,845	63,179
Tech Data Corp.* (Distribution/Wholesale)	3,990	166,024
Teleflex, Inc. (Miscellaneous Manufacturing)	3,135	151,452
Telephone & Data Systems, Inc. (Telecommunications)	7,410	229,784
Temple-Inland, Inc. (Forest Products & Paper)	8,265	135,711
Terra Industries, Inc. (Chemicals)	3,705	128,452
The Brink’s Co. (Miscellaneous Manufacturing)	3,135	84,363
The Macerich Co. (REIT)	6,366	193,081
The Ryland Group, Inc. (Home Builders)	1,140	24,020
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,995	85,685
Thoratec Corp.* (Healthcare - Products)	1,140	34,508
Tidewater, Inc. (Oil & Gas Services)	2,280	107,365
Timken Co. (Metal Fabricate/Hardware)	6,270	146,906
Tootsie Roll Industries, Inc. (Food)	1,140	27,109
Trustmark Corp. (Banks)	3,135	59,722
Tupperware Corp. (Household Products/Wares)	2,280	91,018
UDR, Inc. (REIT)	11,970	188,408
UGI Corp. (Gas)	4,560	114,274

See accompanying notes to the Schedules of Portfolio Investments.

United Rentals, Inc.* (Commercial Services)	1,995	20,549
Unitrin, Inc. (Insurance)	3,990	77,765
Universal Corp. (Agriculture)	1,995	83,431
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,995	123,550
URS Corp.* (Engineering & Construction)	6,555	286,126
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,705	103,962
Valley National Bancorp (Banks)	6,555	80,561
Valmont Industries, Inc. (Metal Fabricate/Hardware)	570	48,553
Valspar Corp. (Chemicals)	7,980	219,530
Varian, Inc.* (Electronics)	1,140	58,208
Vectren Corp. (Gas)	6,270	144,461
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,405	356,449
Vishay Intertechnology, Inc.* (Electronics)	14,820	117,078
Wabtec Corp. (Machinery - Diversified)	1,710	64,176
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,565	72,974
Washington Federal, Inc. (Savings & Loans)	8,550	144,153
Waste Connections, Inc.* (Environmental Control)	2,565	74,026
Webster Financial Corp. (Banks)	4,845	60,417
Weingarten Realty Investors (REIT)	8,265	164,639
WellCare Health Plans, Inc.* (Healthcare - Services)	3,420	84,303
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	17,385	82,231
Werner Enterprises, Inc. (Transportation)	1,710	31,857
Westamerica Bancorp (Banks)	855	44,460
Westar Energy, Inc. (Electric)	8,550	166,810
WGL Holdings, Inc. (Gas)	1,995	66,114
Williams Sonoma, Inc. (Retail)	8,265	167,201
Wilmington Trust Corp. (Banks)	5,415	76,893
Woodward Governor Co. (Electronics)	1,995	48,399
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,845	67,345
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	2,280	59,120

TOTAL COMMON STOCKS
(Cost $25,750,935)		33,849,984

	Principal
	Amount

Repurchase Agreements(NM)
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $1,033)	$1,000	1,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $3,099)	3,000	3,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,000)		6,000

TOTAL INVESTMENT SECURITIES
(Cost $25,756,935)—100.3%		33,855,984
Net other assets (liabilities)—(0.3)%		(92,840)

NET ASSETS—100.0%		$33,763,144

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$43,357	0.1%
Aerospace/Defense	160,717	0.5%
Agriculture	83,431	0.2%
Airlines	157,630	0.5%
Apparel	262,217	0.8%
Auto Manufacturers	220,376	0.7%
Auto Parts & Equipment	146,610	0.4%
Banks	1,450,329	4.2%
Beverages	122,094	0.4%
Biotechnology	600,984	1.7%
Building Materials	291,265	0.9%
Chemicals	1,676,649	5.0%
Coal	168,919	0.5%
Commercial Services	1,390,465	4.3%
Computers	770,241	2.4%
Cosmetics/Personal Care	118,332	0.4%
Distribution/Wholesale	616,138	1.8%
Diversified Financial Services	441,299	1.3%
Electric	2,254,895	6.7%
Electrical Components & Equipment	191,520	0.6%
Electronics	1,062,220	3.1%
Engineering & Construction	984,066	2.9%
Entertainment	72,034	0.2%
Environmental Control	105,387	0.3%
Food	637,269	1.8%
Forest Products & Paper	485,985	1.5%
Gas	1,126,043	3.3%
Hand/Machine Tools	154,305	0.5%
Healthcare - Products	780,258	2.4%
Healthcare - Services	771,114	2.3%
Home Builders	73,525	0.2%
Household Products/Wares	268,689	0.9%
Insurance	2,039,004	6.1%
Internet	244,422	0.7%
Investment Companies	122,479	0.4%
Iron/Steel	33,331	0.1%
Leisure Time	87,005	0.2%
Lodging	46,726	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Machinery - Diversified	408,821	1.3%
Media	48,558	0.1%
Metal Fabricate/Hardware	329,124	0.9%
Miscellaneous Manufacturing	1,256,678	3.8%
Office Furnishings	80,712	0.2%
Oil & Gas	883,532	2.5%
Oil & Gas Services	222,385	0.6%
Packaging & Containers	523,764	1.6%
Pharmaceuticals	518,330	1.6%
Pipelines	287,229	0.9%
REIT	4,026,130	11.9%
Retail	1,580,327	4.6%
Retail - Restaurants	82,231	0.2%
Savings & Loans	772,022	2.2%
Semiconductors	654,427	1.9%
Software	444,782	1.3%
Telecommunications	741,151	2.2%
Textiles	203,875	0.6%
Transportation	310,418	0.9%
Trucking & Leasing	103,555	0.3%
Water	110,603	0.3%
Other**	(86,840)	(0.3)%

Total	$33,763,144	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$33,849,984	$-	$33,849,984
Repurchase Agreements	-	6,000	6,000

Total Investments Securities	$33,849,984	$6,000	$33,855,984

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (100.1%)
3Com Corp.* (Telecommunications)	9,588	$50,145
99 Cents Only Stores* (Retail)	2,256	30,343
Aaron’s, Inc. (Commercial Services)	3,948	104,227
ACI Worldwide, Inc.* (Software)	3,384	51,200
Acxiom Corp.* (Software)	2,820	26,677
ADC Telecommunications, Inc.* (Telecommunications)	6,204	51,741
ADTRAN, Inc. (Telecommunications)	3,384	83,077
Advance Auto Parts, Inc. (Retail)	9,588	376,617
Advent Software, Inc.* (Software)	564	22,701
Aecom Technology Corp.* (Engineering & Construction)	3,948	107,149
Aeropostale, Inc.* (Retail)	6,768	294,205
Affiliated Managers Group, Inc.* (Diversified Financial Services)	4,512	293,325
AGCO Corp.* (Machinery - Diversified)	3,384	93,500
Alaska Air Group, Inc.* (Airlines)	3,948	105,767
Albemarle Corp. (Chemicals)	6,204	214,658
Alberto-Culver Co. (Cosmetics/Personal Care)	3,384	93,669
Alliance Data Systems Corp.* (Commercial Services)	5,640	344,491
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,384	263,444
AMB Property Corp. (REIT)	6,768	155,326
American Eagle Outfitters, Inc. (Retail)	14,100	237,726
AmeriCredit Corp.* (Diversified Financial Services)	3,948	62,339
Ametek, Inc. (Electrical Components & Equipment)	11,280	393,785
ANSYS, Inc.* (Software)	9,024	338,129
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,384	126,426
Aqua America, Inc. (Water)	5,640	99,490
Arch Coal, Inc. (Coal)	8,460	187,220
Atmel Corp.* (Semiconductors)	14,664	61,442
Avocent Corp.* (Internet)	2,256	45,729
Bank of Hawaii Corp. (Banks)	2,820	117,143
Beckman Coulter, Inc. (Healthcare - Products)	2,820	194,411
Bill Barrett Corp.* (Oil & Gas)	1,128	36,987
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,128	103,641
BJ’s Wholesale Club, Inc.* (Retail)	2,820	102,140
BorgWarner, Inc. (Auto Parts & Equipment)	5,640	170,666
Broadridge Financial Solutions, Inc. (Software)	9,024	181,382
Brown & Brown, Inc. (Insurance)	11,844	226,931
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	7,896	281,256
Career Education Corp.* (Commercial Services)	7,332	178,754
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,256	76,501
Carpenter Technology Corp. (Iron/Steel)	2,820	65,960
Cathay Bancorp, Inc. (Banks)	2,820	22,814
Cerner Corp.* (Software)	6,768	506,246
Charles River Laboratories International, Inc.* (Biotechnology)	2,820	104,284
Cheesecake Factory, Inc.* (Retail)	3,384	62,672
Chico’s FAS, Inc.* (Retail)	18,048	234,624
Chipotle Mexican Grill, Inc. - Class A* (Retail)	3,384	328,417
Church & Dwight, Inc. (Household Products/Wares)	7,332	416,018
Cimarex Energy Co. (Oil & Gas)	5,076	219,892
Clean Harbors, Inc.* (Environmental Control)	2,256	126,923
Cliffs Natural Resources, Inc. (Iron/Steel)	13,536	438,025
Coldwater Creek, Inc.* (Retail)	2,256	18,499
Commerce Bancshares, Inc. (Banks)	3,384	126,020
Commercial Metals Co. (Metal Fabricate/Hardware)	6,768	121,147
Commscope, Inc.* (Telecommunications)	9,588	286,969
Community Health Systems, Inc.* (Healthcare - Services)	4,512	144,068
Comstock Resources, Inc.* (Oil & Gas)	4,512	180,841
Con-way, Inc. (Transportation)	4,512	172,900
Copart, Inc.* (Retail)	6,768	224,765
Corinthian Colleges, Inc.* (Commercial Services)	5,076	94,211
Corporate Office Properties Trust (REIT)	1,128	41,601
Corrections Corp. of America* (Commercial Services)	4,512	102,197
Covance, Inc.* (Healthcare - Services)	3,948	213,784
Cree Research, Inc.* (Semiconductors)	10,716	393,813
Cullen/Frost Bankers, Inc. (Banks)	2,820	145,625
Dick’s Sporting Goods, Inc.* (Retail)	9,024	202,138
Digital River, Inc.* (Internet)	3,948	159,183
Dollar Tree, Inc.* (Retail)	9,024	439,288
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,896	273,439
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	7,896	280,861
DST Systems, Inc.* (Computers)	3,948	176,870
Dycom Industries, Inc.* (Engineering & Construction)	1,692	20,812
Eaton Vance Corp. (Diversified Financial Services)	11,844	331,514
Edwards Lifesciences Corp.* (Healthcare - Products)	3,384	236,575
Encore Acquisition Co.* (Oil & Gas)	5,640	210,936
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	11,844	268,030
Energen Corp. (Gas)	5,076	218,776
Energizer Holdings, Inc.* (Electrical Components & Equipment)	7,332	486,405
Equinix, Inc.* (Internet)	1,128	103,776
F5 Networks, Inc.* (Internet)	7,896	312,919
FactSet Research Systems, Inc. (Computers)	4,512	298,875
Fair Isaac Corp. (Software)	2,820	60,602
Flowers Foods, Inc. (Food)	3,948	103,793
Fossil, Inc.* (Household Products/Wares)	4,512	128,366

See accompanying notes to the Schedules of Portfolio Investments.

Frontier Oil Corp. (Oil & Gas)	10,716	149,167
FTI Consulting, Inc.* (Commercial Services)	5,076	216,288
Gartner Group, Inc.* (Commercial Services)	6,204	113,347
Gen-Probe, Inc.* (Healthcare - Products)	5,640	233,722
Global Payments, Inc. (Software)	8,460	395,082
Graco, Inc. (Machinery - Diversified)	6,204	172,905
Granite Construction, Inc. (Engineering & Construction)	1,692	52,350
GUESS?, Inc. (Apparel)	6,204	229,796
Hanesbrands, Inc.* (Apparel)	3,948	84,487
Hanover Insurance Group, Inc. (Insurance)	5,076	209,791
Hansen Natural Corp.* (Beverages)	7,332	269,378
Harsco Corp. (Miscellaneous Manufacturing)	3,384	119,827
HCC Insurance Holdings, Inc. (Insurance)	11,280	308,508
Health Management Associates, Inc. - Class A* (Healthcare - Services)	15,228	114,058
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	10,152	152,077
Helmerich & Payne, Inc. (Oil & Gas)	10,716	423,604
Henry Schein, Inc.* (Healthcare - Products)	5,640	309,692
Herman Miller, Inc. (Office Furnishings)	5,640	95,372
Hewitt Associates, Inc.* (Commercial Services)	2,820	102,733
Hologic, Inc.* (Healthcare - Products)	26,508	433,141
IDEX Corp. (Machinery - Diversified)	3,948	110,347
IDEXX Laboratories, Inc.* (Healthcare - Products)	6,204	310,200
Immucor, Inc.* (Healthcare - Products)	7,332	129,776
Informatica Corp.* (Software)	3,384	76,411
International Bancshares Corp. (Banks)	2,820	45,994
International Rectifier Corp.* (Semiconductors)	2,820	54,962
International Speedway Corp. (Entertainment)	1,692	46,648
Itron, Inc.* (Electronics)	2,256	144,700
ITT Educational Services, Inc.* (Commercial Services)	3,384	373,627
J. Crew Group, Inc.* (Retail)	5,076	181,822
J.B. Hunt Transport Services, Inc. (Transportation)	8,460	271,820
Jack Henry & Associates, Inc. (Computers)	5,076	119,134
Jefferies Group, Inc.* (Diversified Financial Services)	7,332	199,650
John Wiley & Sons, Inc. (Media)	4,512	156,927
Jones Lang LaSalle, Inc. (Real Estate)	4,512	213,733
Joy Global, Inc. (Machinery - Construction & Mining)	10,716	524,441
Kansas City Southern Industries, Inc.* (Transportation)	5,640	149,404
Kinetic Concepts, Inc.* (Healthcare - Products)	5,640	208,567
Kirby Corp.* (Transportation)	3,384	124,599
Korn/Ferry International* (Commercial Services)	4,512	65,830
Lam Research Corp.* (Semiconductors)	12,972	443,124
Lamar Advertising Co.* (Advertising)	5,640	154,762
Landstar System, Inc. (Transportation)	5,076	193,193
Lender Processing Services, Inc. (Diversified Financial Services)	6,768	258,335
Life Time Fitness, Inc.* (Leisure Time)	1,692	47,461
LifePoint Hospitals, Inc.* (Healthcare - Services)	3,384	91,571
Lincare Holdings, Inc.* (Healthcare - Services)	7,332	229,125
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,512	214,094
LKQ Corp.* (Distribution/Wholesale)	9,024	167,305
M.D.C. Holdings, Inc. (Home Builders)	1,692	58,780
ManTech International Corp. - Class A* (Software)	1,128	53,196
Mariner Energy, Inc.* (Oil & Gas)	5,640	79,975
Martin Marietta Materials (Building Materials)	2,256	207,710
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	5,076	251,871
Masimo Corp.* (Healthcare - Products)	564	14,777
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,256	79,817
MDU Resources Group, Inc. (Electric)	8,460	176,391
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,256	48,166
Mentor Graphics Corp.* (Computers)	2,820	26,254
Mercury General Corp. (Insurance)	1,692	61,217
Metavante Technologies, Inc.* (Software)	9,024	311,148
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	3,384	306,557
Micros Systems, Inc.* (Computers)	8,460	255,407
Mine Safety Appliances Co. (Environmental Control)	1,692	46,547
Minerals Technologies, Inc. (Chemicals)	564	26,824
MPS Group, Inc.* (Commercial Services)	3,384	35,600
MSC Industrial Direct Co. - Class A (Retail)	4,512	196,633
National Instruments Corp. (Computers)	2,820	77,917
Navigant Consulting Co.* (Commercial Services)	5,076	68,526
NBTY, Inc.* (Pharmaceuticals)	3,384	133,939
NCR Corp.* (Computers)	7,896	109,123
Netflix, Inc.* (Internet)	3,948	182,279
NeuStar, Inc.* (Telecommunications)	7,332	165,703
NewAlliance Bancshares, Inc. (Savings & Loans)	2,820	30,174
Newfield Exploration Co.* (Oil & Gas)	9,024	384,061

See accompanying notes to the Schedules of Portfolio Investments.

Nordson Corp. (Machinery - Diversified)	1,692	94,904
NVR, Inc.* (Home Builders)	564	359,477
Oceaneering International, Inc.* (Oil & Gas Services)	5,640	320,070
Olin Corp. (Chemicals)	5,076	88,525
Omnicare, Inc. (Pharmaceuticals)	5,640	127,013
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,948	139,364
Overseas Shipholding Group, Inc. (Transportation)	1,692	63,230
Palm, Inc.* (Computers)	5,640	98,305
Panera Bread Co. - Class A* (Retail)	3,384	186,120
Parametric Technology Corp.* (Software)	11,844	163,684
Patriot Coal Corp.* (Coal)	4,512	53,061
Patterson-UTI Energy, Inc. (Oil & Gas)	15,792	238,459
Perrigo Co. (Pharmaceuticals)	2,820	95,852
PetSmart, Inc. (Retail)	8,460	184,005
Pharmaceutical Product Development, Inc. (Commercial Services)	12,408	272,232
Plains Exploration & Production Co.* (Oil & Gas)	9,024	249,604
Plantronics, Inc. (Telecommunications)	5,076	136,088
Polycom, Inc.* (Telecommunications)	5,076	135,783
Potlatch Corp. (Forest Products & Paper)	2,256	64,183
Priceline.com, Inc.* (Internet)	4,512	748,180
Pride International, Inc.* (Oil & Gas)	9,024	274,691
Psychiatric Solutions, Inc.* (Healthcare - Services)	3,384	90,556
Quest Software, Inc.* (Software)	6,204	104,537
Quicksilver Resources, Inc.* (Oil & Gas)	11,844	168,066
Ralcorp Holdings, Inc.* (Food)	2,820	164,885
Raymond James Financial Corp. (Diversified Financial Services)	4,512	105,039
Reinsurance Group of America, Inc. (Insurance)	3,384	150,926
Reliance Steel & Aluminum Co. (Iron/Steel)	6,768	288,046
ResMed, Inc.* (Healthcare - Products)	7,896	356,899
Rollins, Inc. (Commercial Services)	3,948	74,420
Roper Industries, Inc. (Miscellaneous Manufacturing)	9,588	488,796
Ross Stores, Inc. (Retail)	12,972	619,672
Rovi Corp.* (Semiconductors)	6,204	208,454
SAIC, Inc.* (Commercial Services)	8,460	148,388
Scientific Games Corp. - Class A* (Entertainment)	3,384	53,569
SEI Investments Co. (Software)	13,536	266,388
Semtech Corp.* (Semiconductors)	2,820	47,968
Sepracor, Inc.* (Pharmaceuticals)	11,280	258,312
Silicon Laboratories, Inc.* (Semiconductors)	4,512	209,176
Sotheby’s (Commercial Services)	6,768	116,613
SRA International, Inc. - Class A* (Computers)	2,820	60,884
StanCorp Financial Group, Inc. (Insurance)	2,256	91,075
Steel Dynamics, Inc. (Iron/Steel)	21,996	337,419
STERIS Corp. (Healthcare - Products)	2,820	85,869
Strayer Education, Inc. (Commercial Services)	1,692	368,315
Superior Energy Services, Inc.* (Oil & Gas Services)	7,896	177,818
SVB Financial Group* (Banks)	3,384	146,426
Sybase, Inc.* (Software)	3,948	153,577
Syniverse Holdings, Inc.* (Telecommunications)	1,692	29,610
Synopsys, Inc.* (Computers)	14,664	328,767
Synovus Financial Corp. (Banks)	26,508	99,405
TCF Financial Corp. (Banks)	5,076	66,191
Techne Corp. (Healthcare - Products)	3,948	246,947
Terex Corp.* (Machinery - Construction & Mining)	11,280	233,834
Terra Industries, Inc. (Chemicals)	5,640	195,539
The Corporate Executive Board Co. (Commercial Services)	3,384	84,262
The Ryland Group, Inc. (Home Builders)	2,820	59,417
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,256	96,895
The Timberland Co. - Class A* (Apparel)	4,512	62,807
The Warnaco Group, Inc.* (Apparel)	4,512	197,896
Thomas & Betts Corp.* (Electronics)	5,640	169,651
Thor Industries, Inc. (Home Builders)	3,384	104,735
Thoratec Corp.* (Healthcare - Products)	4,512	136,578
Tidewater, Inc. (Oil & Gas Services)	2,256	106,235
Toll Brothers, Inc.* (Home Builders)	13,536	264,493
Tootsie Roll Industries, Inc. (Food)	1,128	26,824
Trimble Navigation, Ltd.* (Electronics)	12,408	296,675
Trinity Industries, Inc. (Miscellaneous Manufacturing)	7,896	135,732
Trustmark Corp. (Banks)	1,128	21,488
Tupperware Corp. (Household Products/Wares)	3,384	135,089
UGI Corp. (Gas)	5,076	127,205
Under Armour, Inc. - Class A* (Retail)	3,948	109,873
Unit Corp.* (Oil & Gas)	3,948	162,855
United Rentals, Inc.* (Commercial Services)	3,384	34,855
United Therapeutics Corp.* (Pharmaceuticals)	4,512	221,043
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,820	174,643
Urban Outfitters, Inc.* (Retail)	13,536	408,381
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,256	63,303
Valley National Bancorp (Banks)	6,204	76,247
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,128	96,083
ValueClick, Inc.* (Internet)	9,024	119,027
Varian, Inc.* (Electronics)	1,128	57,596
VCA Antech, Inc.* (Pharmaceuticals)	8,460	227,489
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,640	213,756
W.R. Berkley Corp. (Insurance)	14,100	356,448
Wabtec Corp. (Machinery - Diversified)	2,820	105,835

See accompanying notes to the Schedules of Portfolio Investments.

Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	5,640	160,458
Waste Connections, Inc.* (Environmental Control)	4,512	130,216
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	4,512	196,543
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	14,664	69,361
Werner Enterprises, Inc. (Transportation)	2,256	42,029
Westamerica Bancorp (Banks)	1,692	87,984
WGL Holdings, Inc. (Gas)	2,256	74,764
WMS Industries, Inc.* (Leisure Time)	5,076	226,187
Woodward Governor Co. (Electronics)	3,384	82,096
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	3,384	87,747

TOTAL COMMON STOCKS
(Cost $30,910,021)		44,217,329

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $4,000 (Collateralized by $5,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $5,000)	$ 4,000	4,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $11,000 (Collateralized by $11,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $11,362)	11,000	11,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $24,000 (Collateralized by $25,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $25,143)	24,000	24,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $41,000)		41,000

TOTAL INVESTMENT SECURITIES
(Cost $30,951,021)—100.2%		44,258,329
Net other assets (liabilities)—(0.2)%		(72,942)

NET ASSETS—100.0%		$44,185,387

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2009.

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$154,762	0.4%
Aerospace/Defense	263,444	0.6%
Airlines	105,767	0.2%
Apparel	574,986	1.3%
Auto Parts & Equipment	170,666	0.4%
Banks	955,337	2.3%
Beverages	269,378	0.6%
Biotechnology	421,681	0.9%
Building Materials	207,710	0.5%
Chemicals	525,546	1.2%
Coal	240,281	0.5%
Commercial Services	3,095,459	7.0%
Computers	1,551,536	3.5%
Cosmetics/Personal Care	93,669	0.2%
Distribution/Wholesale	167,305	0.4%
Diversified Financial Services	1,410,660	3.3%
Electric	176,391	0.4%
Electrical Components & Equipment	1,186,747	2.7%
Electronics	750,718	1.7%
Engineering & Construction	180,311	0.4%
Entertainment	381,078	0.8%
Environmental Control	303,686	0.7%
Food	295,502	0.7%
Forest Products & Paper	64,183	0.1%
Gas	420,745	1.0%
Hand/Machine Tools	214,094	0.5%
Healthcare - Products	2,897,154	6.5%
Healthcare - Services	1,057,805	2.4%
Home Builders	846,902	1.8%
Household Products/Wares	776,368	1.7%
Insurance	1,404,896	3.1%
Internet	1,671,093	3.8%
Iron/Steel	1,129,450	2.7%
Leisure Time	273,648	0.6%
Machinery - Construction & Mining	1,039,531	2.3%
Machinery - Diversified	665,238	1.5%
Media	156,927	0.4%
Metal Fabricate/Hardware	217,230	0.5%
Miscellaneous Manufacturing	1,300,538	3.0%
Office Furnishings	95,372	0.2%
Oil & Gas	2,779,138	6.4%
Oil & Gas Services	756,200	1.6%
Pharmaceuticals	1,582,511	3.5%
REIT	196,927	0.5%
Real Estate	213,733	0.5%
Retail	4,437,940	9.9%
Retail - Restaurants	69,361	0.2%
Savings & Loans	30,174	0.1%
Semiconductors	1,418,939	3.2%
Software	2,710,960	6.2%
Telecommunications	939,116	2.2%
Toys/Games/Hobbies	251,871	0.6%
Transportation	1,017,175	2.2%
Water	99,490	0.2%
Other**	(31,942)	(0.1)%

Total	$44,185,387	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$44,217,329	$-	$44,217,329
Repurchase Agreements	-	41,000	41,000

Total Investment Securities	$44,217,329	$41,000	$44,258,329

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (100.0%)
AAON, Inc. (Building Materials)	984	$19,759
ABM Industries, Inc. (Commercial Services)	6,888	144,924
Acadia Realty Trust (REIT)	6,150	92,681
Actel Corp.* (Semiconductors)	2,460	29,938
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,952	95,084
Adaptec, Inc.* (Telecommunications)	18,204	60,801
Administaff, Inc. (Commercial Services)	3,444	90,474
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,920	70,061
Agilysys, Inc. (Computers)	2,952	19,454
Albany International Corp. - Class A (Machinery - Diversified)	4,182	81,131
Align Technology, Inc.* (Healthcare - Products)	5,904	83,955
ALLETE, Inc. (Electric)	4,182	140,390
Alliance One International, Inc.* (Agriculture)	13,530	60,614
Almost Family, Inc.* (Healthcare - Services)	246	7,319
AMCOL International Corp. (Mining)	1,230	28,155
American Medical Systems Holdings, Inc.* (Healthcare - Products)	5,658	95,733
American Public Education, Inc.* (Commercial Services)	738	25,638
American States Water Co. (Water)	2,706	97,903
American Vanguard Corp. (Chemicals)	738	6,133
AMERIGROUP Corp.* (Healthcare - Services)	8,118	179,976
AMN Healthcare Services, Inc.* (Commercial Services)	1,722	16,376
Analogic Corp. (Electronics)	1,968	72,855
Anixter International, Inc.* (Telecommunications)	1,968	78,936
Apogee Enterprises, Inc. (Building Materials)	4,182	62,814
Applied Industrial Technologies, Inc. (Machinery - Diversified)	5,658	119,723
Applied Signal Technology, Inc. (Telecommunications)	738	17,173
Arbitron, Inc. (Commercial Services)	2,214	45,963
Arch Chemicals, Inc. (Chemicals)	3,936	118,041
Arctic Cat, Inc. (Leisure Time)	1,722	12,157
Arkansas Best Corp. (Transportation)	3,936	117,844
ArQule, Inc.* (Biotechnology)	2,952	13,402
Arris Group, Inc.* (Telecommunications)	6,888	89,613
ATC Technology Corp.* (Auto Parts & Equipment)	1,722	34,027
Atmos Energy Corp. (Gas)	14,022	395,140
Atwood Oceanics, Inc.* (Oil & Gas)	3,690	130,146
Audiovox Corp. - Class A* (Telecommunications)	2,952	20,221
Avid Technology, Inc.* (Software)	4,182	58,924
Avista Corp. (Electric)	8,364	169,120
AZZ, Inc.* (Miscellaneous Manufacturing)	984	39,527
Badger Meter, Inc. (Electronics)	984	38,071
Baldor Electric Co. (Hand/Machine Tools)	6,396	174,867
Bank Mutual Corp. (Banks)	7,134	63,065
Barnes Group, Inc. (Miscellaneous Manufacturing)	6,396	109,308
Belden, Inc. (Electrical Components & Equipment)	7,134	164,795
Benchmark Electronics, Inc.* (Electronics)	4,674	84,132
Big 5 Sporting Goods Corp. (Retail)	3,198	48,290
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	492	16,925
BioMed Realty Trust, Inc. (REIT)	14,760	203,688
Black Box Corp. (Telecommunications)	2,706	67,894
Blue Coat Systems, Inc.* (Internet)	3,690	83,357
Blue Nile, Inc.* (Internet)	984	61,126
Boston Private Financial Holdings, Inc. (Banks)	9,840	64,058
Bowne & Co., Inc. (Commercial Services)	5,904	45,461
Brady Corp. - Class A (Electronics)	2,952	84,781
Briggs & Stratton Corp. (Machinery - Diversified)	7,626	148,021
Brightpoint, Inc.* (Distribution/Wholesale)	10,332	90,405
Bristow Group, Inc.* (Transportation)	2,460	73,037
Brookline Bancorp, Inc. (Savings & Loans)	9,102	88,471
Brooks Automation, Inc.* (Semiconductors)	5,166	39,933
Brown Shoe Co., Inc. (Retail)	6,642	53,269
Brunswick Corp. (Leisure Time)	13,530	162,089
Buckeye Technologies, Inc.* (Forest Products & Paper)	5,904	63,350
Buffalo Wild Wings, Inc.* (Retail)	1,722	71,652
C&D Technologies, Inc.* (Electrical Components & Equipment)	3,936	8,462
Cabela’s, Inc.* (Retail)	6,150	82,041
Cabot Microelectronics Corp.* (Chemicals)	1,722	60,029
Cal-Maine Foods, Inc. (Food)	984	26,342
Calgon Carbon Corp.* (Environmental Control)	5,412	80,260
California Pizza Kitchen, Inc.* (Retail)	1,968	30,740
Cambrex Corp.* (Biotechnology)	1,476	9,299
Cascade Corp. (Machinery - Diversified)	492	13,156
Casey’s General Stores, Inc. (Retail)	3,198	100,353
Cash America International, Inc. (Retail)	1,968	59,355
CDI Corp. (Commercial Services)	1,968	27,650
Cedar Shopping Centers, Inc. (REIT)	6,888	44,428
Centene Corp.* (Healthcare - Services)	6,642	125,799
Central Garden & Pet Co. - Class A* (Household Products/Wares)	10,578	115,618
Central Pacific Financial Corp. (Banks)	4,428	11,159
Central Vermont Public Service Corp. (Electric)	1,722	33,235
Century Aluminum Co.* (Mining)	6,888	64,403
CH Energy Group, Inc. (Electric)	2,460	109,003

See accompanying notes to the Schedules of Portfolio Investments.

Checkpoint Systems, Inc.* (Electronics)	5,904	97,062
Christopher & Banks Corp. (Retail)	5,412	36,639
Ciber, Inc.* (Computers)	10,578	42,312
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,476	41,712
CKE Restaurants, Inc. (Retail)	3,444	36,128
Clarcor, Inc. (Miscellaneous Manufacturing)	3,690	115,718
Clearwater Paper Corp.* (Forest Products & Paper)	738	30,502
Cognex Corp. (Machinery - Diversified)	3,198	52,383
Cohu, Inc. (Semiconductors)	1,476	20,015
Colonial Properties Trust (REIT)	7,380	71,807
Columbia Banking System, Inc. (Banks)	3,936	65,141
Comfort Systems USA, Inc. (Building Materials)	4,674	54,172
Community Bank System, Inc. (Banks)	4,920	89,888
Computer Programs & Systems, Inc. (Software)	246	10,187
comScore, Inc.* (Internet)	1,968	35,444
CONMED Corp.* (Healthcare - Products)	2,706	51,874
Consolidated Graphics, Inc.* (Commercial Services)	1,722	42,964
Cooper Cos., Inc. (Healthcare - Products)	3,444	102,390
CorVel Corp.* (Commercial Services)	492	13,973
Cross Country Healthcare, Inc.* (Commercial Services)	4,674	43,515
CryoLife, Inc.* (Biotechnology)	3,198	25,488
CSG Systems International, Inc.* (Software)	2,460	39,385
CTS Corp. (Electronics)	5,166	48,044
Cubic Corp. (Electronics)	1,230	48,548
Cyberonics, Inc.* (Healthcare - Products)	2,460	39,212
Cypress Semiconductor Corp.* (Semiconductors)	23,370	241,412
Delphi Financial Group, Inc. - Class A (Insurance)	7,134	161,442
DiamondRock Hospitality Co.* (REIT)	16,482	133,504
Digi International, Inc.* (Software)	1,476	12,576
Dime Community Bancshares, Inc. (Savings & Loans)	3,936	44,988
DineEquity, Inc. (Retail)	2,460	60,885
DSP Group, Inc.* (Semiconductors)	3,444	28,034
DTS, Inc.* (Home Furnishings)	1,722	47,148
E.W. Scripps Co.* (Media)	4,428	33,210
EastGroup Properties, Inc. (REIT)	3,936	150,434
Eclipsys Corp.* (Software)	5,658	109,199
El Paso Electric Co.* (Electric)	3,936	69,549
EMCOR Group, Inc.* (Engineering & Construction)	10,086	255,378
EMS Technologies, Inc.* (Telecommunications)	1,722	35,852
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,952	67,483
Entertainment Properties Trust (REIT)	5,412	184,766
Enzo Biochem, Inc.* (Biotechnology)	3,690	26,125
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,214	87,232
Esterline Technologies Corp.* (Aerospace/Defense)	2,460	96,457
Ethan Allen Interiors, Inc. (Home Furnishings)	3,936	64,944
Exar Corp.* (Semiconductors)	3,936	28,930
Exponent, Inc.* (Commercial Services)	984	27,719
Extra Space Storage, Inc. (REIT)	13,284	140,146
FEI Co.* (Electronics)	3,690	90,959
Financial Federal Corp. (Diversified Financial Services)	3,936	97,140
First BanCorp (Banks)	5,412	16,507
First Commonwealth Financial Corp. (Banks)	11,562	65,672
First Financial Bancorp (Banks)	6,396	77,072
First Financial Bankshares, Inc. (Banks)	1,476	73,003
First Midwest Bancorp, Inc. (Banks)	7,380	83,173
Forestar Group, Inc.* (Real Estate)	5,412	92,978
Forrester Research, Inc.* (Commercial Services)	984	26,214
Franklin Street Properties Corp. (REIT)	10,086	132,127
Fred’s, Inc. (Retail)	6,150	78,290
Frontier Financial Corp. (Banks)	7,134	7,776
Fuller (H.B.) Co. (Chemicals)	7,380	154,242
G & K Services, Inc. (Textiles)	2,952	65,416
GenCorp, Inc.* (Aerospace/Defense)	7,626	40,875
General Communication, Inc. - Class A* (Telecommunications)	3,690	25,313
Genesco, Inc.* (Retail)	1,230	29,606
Genoptix, Inc.* (Healthcare - Services)	1,230	42,779
Gentiva Health Services, Inc.* (Healthcare - Services)	2,460	61,525
Gerber Scientific, Inc.* (Machinery - Diversified)	3,690	22,066
Gibraltar Industries, Inc. (Iron/Steel)	4,674	62,024
Glacier Bancorp, Inc. (Banks)	4,428	66,154
Greatbatch, Inc.* (Electrical Components & Equipment)	1,968	44,221
Griffon Corp.* (Miscellaneous Manufacturing)	6,642	66,885
Group 1 Automotive, Inc. (Retail)	3,690	99,077
Gulf Island Fabrication, Inc. (Oil & Gas Services)	2,214	41,490
Haemonetics Corp.* (Healthcare - Products)	1,968	110,444
Hancock Holding Co. (Banks)	1,722	64,696
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	3,198	44,356
Hanmi Financial Corp.* (Banks)	3,936	6,455
Harmonic, Inc.* (Telecommunications)	14,760	98,597
Haverty Furniture Cos., Inc.* (Retail)	2,952	34,863
Healthcare Realty Trust, Inc. (REIT)	9,102	192,325
Healthcare Services Group, Inc. (Commercial Services)	3,444	63,232
HealthSpring, Inc.* (Healthcare - Services)	3,444	42,189

See accompanying notes to the Schedules of Portfolio Investments.

Heidrick & Struggles International, Inc. (Commercial Services)	738	17,166
Helen of Troy, Ltd.* (Household Products/Wares)	3,444	66,917
Hillenbrand, Inc. (Commercial Services)	9,348	190,419
HMS Holdings Corp.* (Commercial Services)	1,968	75,237
Holly Corp. (Oil & Gas)	1,476	37,815
Home Bancshares, Inc. (Banks)	738	16,177
Home Properties, Inc. (REIT)	4,920	212,003
Hot Topic, Inc.* (Retail)	2,460	18,425
Hub Group, Inc. - Class A* (Transportation)	2,706	61,832
Hutchinson Technology, Inc.* (Computers)	3,690	26,199
Iconix Brand Group, Inc.* (Apparel)	5,412	67,488
Independent Bank Corp./MA (Banks)	1,968	43,552
Independent Bank Corp./MI (Banks)	2,952	5,609
Infinity Property & Casualty Corp. (Insurance)	984	41,800
Inland Real Estate Corp. (REIT)	10,824	94,818
Insight Enterprises, Inc.* (Retail)	7,134	87,106
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	3,690	70,627
Interface, Inc. - Class A (Office Furnishings)	8,610	71,463
Intermec, Inc.* (Machinery - Diversified)	4,920	69,372
Interval Leisure Group, Inc.* (Leisure Time)	2,952	36,841
Invacare Corp. (Healthcare - Products)	4,920	109,618
Investment Technology Group, Inc.* (Diversified Financial Services)	2,952	82,420
Iowa Telecommunications Services, Inc. (Telecommunications)	4,920	61,992
IPC The Hospitalist Co.* (Healthcare - Services)	738	23,210
J & J Snack Foods Corp. (Food)	1,230	53,124
Jack in the Box, Inc.* (Retail)	3,198	65,527
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,968	28,182
JDA Software Group, Inc.* (Software)	4,182	91,753
Jo-Ann Stores, Inc.* (Retail)	3,936	105,603
John Bean Technologies Corp. (Miscellaneous Manufacturing)	4,182	75,987
Kaman Corp. (Aerospace/Defense)	3,936	86,513
Kaydon Corp. (Metal Fabricate/Hardware)	2,214	71,778
Keithley Instruments, Inc. (Electronics)	1,968	10,903
Kendle International, Inc.* (Commercial Services)	738	12,339
Kensey Nash Corp.* (Healthcare - Products)	984	28,487
Kid Brands, Inc.* (Household Products/Wares)	2,706	16,777
Kilroy Realty Corp. (REIT)	6,642	184,249
Kite Realty Group Trust (REIT)	9,594	40,007
Kopin Corp.* (Semiconductors)	6,888	33,062
La-Z-Boy, Inc. (Home Furnishings)	7,872	68,093
LaBranche & Co., Inc.* (Diversified Financial Services)	5,166	17,564
Laclede Group, Inc. (Gas)	1,476	47,468
Lance, Inc. (Food)	4,920	127,034
Landauer, Inc. (Commercial Services)	492	27,050
Landry’s Restaurants, Inc.* (Retail)	1,230	12,915
LaSalle Hotel Properties (REIT)	4,428	87,054
Lawson Products, Inc. (Metal Fabricate/Hardware)	738	12,849
Lexington Realty Trust (REIT)	14,514	74,021
Lindsay Manufacturing Co. (Machinery - Diversified)	738	29,062
Lithia Motors, Inc. - Class A (Retail)	2,706	42,187
Littelfuse, Inc.* (Electrical Components & Equipment)	1,476	38,730
Live Nation, Inc.* (Commercial Services)	12,792	104,766
Liz Claiborne, Inc. (Apparel)	14,514	71,554
LoJack Corp.* (Electronics)	984	5,009
LTC Properties, Inc. (REIT)	3,444	82,794
Lydall, Inc.* (Miscellaneous Manufacturing)	2,460	12,940
M/I Schottenstein Homes, Inc.* (Home Builders)	2,706	36,775
MagneTek, Inc.* (Electrical Components & Equipment)	4,674	7,291
Manhattan Associates, Inc.* (Computers)	1,476	29,815
Marcus Corp. (Lodging)	3,198	40,902
MarineMax, Inc.* (Retail)	2,952	23,055
Matrix Service Co.* (Oil & Gas Services)	3,936	42,784
MAXIMUS, Inc. (Commercial Services)	2,706	126,100
MedCath Corp.* (Healthcare - Services)	2,952	25,889
Medical Properties Trust, Inc. (REIT)	5,412	42,268
Mercury Computer Systems, Inc.* (Computers)	3,444	33,958
Merit Medical Systems, Inc.* (Healthcare - Products)	1,968	34,105
Methode Electronics, Inc. (Electronics)	5,904	51,188
Microsemi Corp.* (Semiconductors)	6,396	100,993
Mid-America Apartment Communities, Inc. (REIT)	4,428	199,836
Midas, Inc.* (Commercial Services)	2,214	20,812
Mobile Mini, Inc.* (Storage/Warehousing)	2,460	42,706
Moog, Inc. - Class A* (Aerospace/Defense)	3,198	94,341
Movado Group, Inc. (Retail)	2,706	39,318
MTS Systems Corp. (Computers)	1,230	35,928
Multimedia Games, Inc.* (Leisure Time)	4,182	21,412
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	738	29,483
Myers Industries, Inc. (Miscellaneous Manufacturing)	4,428	47,690
Nash Finch Co. (Food)	1,968	53,805
National Financial Partners* (Diversified Financial Services)	6,396	55,773
National Penn Bancshares, Inc. (Banks)	18,450	112,730

See accompanying notes to the Schedules of Portfolio Investments.

National Presto Industries, Inc. (Housewares)	738	63,844
National Retail Properties, Inc. (REIT)	12,300	264,081
NBT Bancorp, Inc. (Banks)	2,952	66,538
NCI Building Systems, Inc.* (Building Materials)	2,952	9,446
Neenah Paper, Inc. (Forest Products & Paper)	2,214	26,059
Neogen Corp.* (Pharmaceuticals)	984	31,773
NetScout Systems, Inc.* (Computers)	1,968	26,588
Network Equipment Technologies, Inc.* (Telecommunications)	4,428	32,014
Neutral Tandem, Inc.* (Telecommunications)	2,706	61,589
New Jersey Resources Corp. (Gas)	6,396	232,239
NewMarket Corp. (Chemicals)	492	45,776
Newport Corp.* (Electronics)	5,658	49,564
Northwest Natural Gas Co. (Gas)	3,936	163,974
Novatel Wireless, Inc.* (Telecommunications)	4,674	53,097
O’Charley’s, Inc.* (Retail)	3,198	29,965
Odyssey Healthcare, Inc.* (Healthcare - Services)	2,706	33,825
OfficeMax, Inc.* (Retail)	11,562	145,450
Old National Bancorp (Banks)	12,792	143,270
Olympic Steel, Inc. (Iron/Steel)	492	14,115
OM Group, Inc.* (Chemicals)	4,674	142,043
Omnicell, Inc.* (Software)	2,214	24,664
On Assignment, Inc.* (Commercial Services)	5,412	31,660
Osteotech, Inc.* (Healthcare - Products)	2,706	12,042
Oxford Industries, Inc. (Apparel)	1,968	38,770
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,198	68,789
PAREXEL International Corp.* (Commercial Services)	5,166	70,206
Parkway Properties, Inc. (REIT)	3,198	63,001
PC-Tel, Inc.* (Internet)	1,722	10,763
Peet’s Coffee & Tea, Inc.* (Beverages)	984	27,778
Penford Corp. (Chemicals)	1,722	12,347
Pennsylvania REIT (REIT)	6,150	46,802
Perry Ellis International, Inc.* (Apparel)	1,722	27,621
PharMerica Corp.* (Pharmaceuticals)	2,214	41,114
Phase Forward, Inc.* (Software)	4,182	58,715
Phoenix Technologies, Ltd.* (Software)	3,936	14,366
Piedmont Natural Gas Co., Inc. (Gas)	6,150	147,231
Pinnacle Entertainment, Inc.* (Entertainment)	4,428	45,121
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	2,460	117,391
Polaris Industries, Inc. (Leisure Time)	1,968	80,255
PolyOne Corp.* (Chemicals)	14,268	95,168
Post Properties, Inc. (REIT)	6,888	123,984
Presidential Life Corp. (Insurance)	3,198	33,131
ProAssurance Corp.* (Insurance)	2,214	115,549
Progress Software Corp.* (Software)	2,952	66,863
Prosperity Bancshares, Inc. (Banks)	3,198	111,258
PS Business Parks, Inc. (REIT)	2,706	138,872
PSS World Medical, Inc.* (Healthcare - Products)	4,182	91,293
Quaker Chemical Corp. (Chemicals)	1,722	37,763
Quanex Building Products Corp. (Building Materials)	5,658	81,249
Quiksilver, Inc.* (Apparel)	19,434	53,444
Radiant Systems, Inc.* (Computers)	1,722	18,494
RadiSys Corp.* (Computers)	3,690	32,066
RC2 Corp.* (Toys/Games/Hobbies)	1,476	21,033
Red Robin Gourmet Burgers, Inc.* (Retail)	2,460	50,233
Regal-Beloit Corp. (Hand/Machine Tools)	2,460	112,447
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,658	109,199
RehabCare Group, Inc.* (Healthcare - Services)	2,706	58,693
Res-Care, Inc.* (Healthcare - Services)	1,968	27,965
Rewards Network, Inc.* (Commercial Services)	1,476	20,280
RLI Corp. (Insurance)	1,230	64,919
Robbins & Myers, Inc. (Machinery - Diversified)	4,920	115,522
Rock-Tenn Co. - Class A (Forest Products & Paper)	5,904	278,137
Rogers Corp.* (Electronics)	984	29,490
RTI International Metals, Inc.* (Mining)	2,214	55,151
Ruby Tuesday, Inc.* (Retail)	9,840	82,853
Rudolph Technologies, Inc.* (Semiconductors)	4,674	34,588
S&T Bancorp, Inc. (Banks)	2,706	35,070
Safety Insurance Group, Inc. (Insurance)	2,460	80,983
Sanderson Farms, Inc. (Food)	1,230	46,297
Savient Pharmaceuticals, Inc.* (Biotechnology)	6,396	97,219
ScanSource, Inc.* (Distribution/Wholesale)	1,476	41,800
School Specialty, Inc.* (Retail)	2,460	58,351
Schulman (A.), Inc. (Chemicals)	3,936	78,444
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,460	133,726
Seahawk Drilling, Inc.* (Oil & Gas)	738	22,944
Selective Insurance Group, Inc. (Insurance)	3,936	61,913
Senior Housing Properties Trust (REIT)	19,188	366,683
Simmons First National Corp. - Class A (Banks)	1,230	35,436
Skechers U.S.A., Inc. - Class A* (Apparel)	5,166	88,545
Skyline Corp. (Home Builders)	984	22,199
Skyworks Solutions, Inc.* (Semiconductors)	15,498	205,194
Smith Corp. (Miscellaneous Manufacturing)	3,444	131,216
Sonic Automotive, Inc. (Retail)	5,904	61,992
Sonic Corp.* (Retail)	5,412	59,857
Sonic Solutions* (Electronics)	1,476	8,753
South Financial Group, Inc. (Banks)	25,830	37,970
South Jersey Industries, Inc. (Gas)	4,674	164,992
Southwest Gas Corp. (Gas)	6,888	176,195

See accompanying notes to the Schedules of Portfolio Investments.

Sovran Self Storage, Inc. (REIT)	3,444	104,801
Spartan Motors, Inc. (Auto Parts & Equipment)	4,920	25,289
Spherion Corp.* (Commercial Services)	7,872	48,885
SPSS, Inc.* (Software)	1,230	61,439
Stage Stores, Inc. (Retail)	5,904	76,516
Standard Microsystems Corp.* (Semiconductors)	1,722	39,968
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,460	37,392
Standard Pacific Corp.* (Home Builders)	14,268	52,649
Standex International Corp. (Miscellaneous Manufacturing)	1,968	39,025
StarTek, Inc.* (Commercial Services)	1,722	14,947
Stein Mart, Inc.* (Retail)	3,936	50,027
Stepan Co. (Chemicals)	1,230	73,898
Sterling Bancorp (Banks)	2,706	19,537
Sterling Bancshares, Inc. (Banks)	12,546	91,711
Sterling Financial Corp.* (Savings & Loans)	8,118	16,236
Stewart Information Services Corp. (Insurance)	2,706	33,473
Stone Energy Corp.* (Oil & Gas)	6,150	100,307
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,968	25,466
Superior Industries International, Inc. (Auto Parts & Equipment)	3,444	48,905
Supertex, Inc.* (Semiconductors)	738	22,140
Susquehanna Bancshares, Inc. (Banks)	13,284	78,243
SWS Group, Inc. (Diversified Financial Services)	1,968	28,339
Symmetricom, Inc.* (Telecommunications)	4,182	21,663
SYNNEX Corp.* (Software)	2,952	89,977
Take-Two Interactive Software, Inc.* (Software)	7,872	88,245
Taleo Corp. - Class A* (Software)	2,706	61,264
Tanger Factory Outlet Centers, Inc. (REIT)	6,150	229,641
Technitrol, Inc. (Electronics)	6,396	58,907
Tekelec* (Telecommunications)	6,150	101,045
Tetra Tech, Inc.* (Environmental Control)	6,150	163,159
Texas Industries, Inc. (Building Materials)	4,182	175,644
Texas Roadhouse, Inc. - Class A* (Retail)	3,936	41,800
The Andersons, Inc. (Agriculture)	2,706	95,251
The Buckle, Inc. (Retail)	1,722	58,789
The Cato Corp. - Class A (Retail)	4,428	89,844
The Finish Line, Inc. - Class A (Retail)	8,364	84,978
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	4,674	41,645
The Hain Celestial Group, Inc.* (Food)	3,198	61,306
The Men’s Wearhouse, Inc. (Retail)	7,872	194,438
The Nautilus Group, Inc.* (Leisure Time)	3,444	5,855
The Navigators Group, Inc.* (Insurance)	984	54,120
The Pep Boys - Manny, Moe & Jack (Retail)	7,134	69,699
The Standard Register Co. (Household Products/Wares)	1,968	11,572
The Steak n Shake Co.* (Retail)	3,690	43,431
Theragenics Corp.* (Pharmaceuticals)	5,166	8,266
THQ, Inc.* (Software)	10,332	70,671
Ticketmaster Entertainment, Inc.* (Commercial Services)	2,706	31,633
Tollgrade Communications, Inc.* (Telecommunications)	1,230	7,970
Tompkins Financial Corp. (Banks)	738	32,251
Tower Group, Inc. (Insurance)	3,444	83,999
Tredegar Corp. (Miscellaneous Manufacturing)	2,952	42,804
TreeHouse Foods, Inc.* (Food)	2,460	87,748
TriQuint Semiconductor, Inc.* (Semiconductors)	22,632	174,719
Triumph Group, Inc. (Aerospace/Defense)	2,460	118,055
TrueBlue, Inc.* (Commercial Services)	2,952	41,535
TrustCo Bank Corp. NY (Banks)	11,562	72,263
Tuesday Morning Corp.* (Retail)	4,674	19,444
Tween Brands, Inc.* (Retail)	3,690	30,959
UCBH Holdings, Inc. (Banks)	8,610	6,888
UIL Holdings Corp. (Electric)	4,674	123,347
Ultratech Stepper, Inc.* (Semiconductors)	2,460	32,546
UMB Financial Corp. (Banks)	4,428	179,068
Umpqua Holdings Corp. (Banks)	12,546	132,988
UniFirst Corp. (Textiles)	1,230	54,674
Unisource Energy Corp. (Electric)	5,412	166,419
United Bankshares, Inc. (Banks)	5,658	110,840
United Community Banks, Inc.* (Banks)	6,150	30,750
United Fire & Casualty Co. (Insurance)	3,444	61,648
United Natural Foods, Inc.* (Food)	2,460	58,843
United Stationers, Inc.* (Distribution/Wholesale)	1,968	93,696
Universal Electronics, Inc.* (Home Furnishings)	738	15,070
Universal Forest Products, Inc. (Building Materials)	2,706	106,779
Urstadt Biddle Properties - Class A (REIT)	3,198	46,659
Veeco Instruments, Inc.* (Semiconductors)	4,920	114,734
Vicor Corp.* (Electrical Components & Equipment)	2,952	22,789
Volt Information Sciences, Inc.* (Commercial Services)	1,968	24,049
Watsco, Inc. (Distribution/Wholesale)	4,920	265,237
Watts Water Technologies, Inc. - Class A (Electronics)	4,428	133,947
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	7,380	73,800
WD-40 Co. (Household Products/Wares)	1,230	34,932
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,722	69,930
Whitney Holding Corp. (Banks)	10,332	98,567

See accompanying notes to the Schedules of Portfolio Investments.

Winnebago Industries, Inc.* (Home Builders)	1,968	28,949
Wintrust Financial Corp. (Banks)	3,690	103,172
Wolverine World Wide, Inc. (Apparel)	3,198	79,438
World Fuel Services Corp. (Retail)	1,476	70,951
Zale Corp.* (Retail)	3,690	26,384
Zenith National Insurance Corp. (Insurance)	2,460	76,014
Zep, Inc. (Chemicals)	1,476	23,985
Zoll Medical Corp.* (Healthcare - Products)	1,722	37,057

TOTAL COMMON STOCKS
(Cost $21,532,328)		29,434,845

	Principal
	Amount

Repurchase Agreements(NM)
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $1,033)	$ 1,000	1,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES
(Cost $21,535,328)—100.0%		29,437,845
Net other assets (liabilities)—NM		(4,335)

NET ASSETS—100.0%		$29,433,510

*	Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Aerospace/Defense	$436,241	1.4%
Agriculture	155,865	0.5%
Apparel	426,860	1.4%
Auto Parts & Equipment	145,613	0.5%
Banks	2,317,707	7.9%
Beverages	27,778	0.1%
Biotechnology	280,732	0.9%
Building Materials	509,863	1.8%
Chemicals	847,869	2.9%
Commercial Services	1,471,187	5.4%
Computers	264,814	0.9%
Distribution/Wholesale	520,621	1.7%
Diversified Financial Services	398,627	1.4%
Electric	811,063	2.8%
Electrical Components & Equipment	356,349	1.2%
Electronics	912,213	3.2%
Engineering & Construction	326,005	1.1%
Entertainment	45,121	0.2%
Environmental Control	243,419	0.9%
Food	556,144	1.9%
Forest Products & Paper	605,574	2.1%
Gas	1,327,239	4.6%
Hand/Machine Tools	287,314	1.0%
Healthcare - Products	910,496	3.1%
Healthcare - Services	646,094	2.1%
Home Builders	140,572	0.5%
Home Furnishings	195,255	0.7%
Household Products/Wares	245,816	0.8%
Housewares	63,844	0.2%
Insurance	868,991	3.0%
Internet	190,690	0.6%
Iron/Steel	76,139	0.3%
Leisure Time	318,609	1.1%
Lodging	40,902	0.1%
Machinery - Diversified	650,436	2.2%
Media	33,210	0.1%
Metal Fabricate/Hardware	126,339	0.3%
Mining	147,709	0.5%
Miscellaneous Manufacturing	956,365	3.1%
Office Furnishings	71,463	0.2%
Oil & Gas	291,212	0.9%
Oil & Gas Services	84,274	0.2%
Pharmaceuticals	149,942	0.4%
REIT	3,747,480	12.9%
Real Estate	92,978	0.3%
Retail	2,561,285	8.7%
Savings & Loans	149,695	0.6%
Semiconductors	1,146,206	3.8%
Software	858,228	2.8%
Storage/Warehousing	42,706	0.1%
Telecommunications	833,770	2.8%
Textiles	120,090	0.4%
Toys/Games/Hobbies	49,215	0.2%
Transportation	252,713	0.9%
Water	97,903	0.3%
Other**	(1,335)	NM

Total	$29,433,510	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$29,434,845	$-	$29,434,845
Repurchase Agreements	-	3,000	3,000

Total Investment Securities	$29,434,845	$3,000	$29,437,845

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (100.0%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	3,648	$36,261
AAON, Inc. (Building Materials)	2,432	48,835
AAR Corp.* (Aerospace/Defense)	8,512	186,753
Abaxis, Inc.* (Healthcare - Products)	4,864	130,112
Actel Corp.* (Semiconductors)	2,432	29,597
Actuant Corp. - Class A (Miscellaneous Manufacturing)	14,592	234,347
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,864	156,669
Aerovironment, Inc.* (Aerospace/Defense)	3,648	102,472
Air Methods Corp.* (Healthcare - Services)	2,432	79,210
Align Technology, Inc.* (Healthcare - Products)	4,864	69,166
Almost Family, Inc.* (Healthcare - Services)	1,216	36,176
AMCOL International Corp. (Mining)	3,040	69,586
Amedisys, Inc.* (Healthcare - Services)	6,080	265,270
American Medical Systems Holdings, Inc.* (Healthcare - Products)	7,904	133,736
American Physicians Capital, Inc. (Insurance)	2,431	70,037
American Public Education, Inc.* (Commercial Services)	2,432	84,488
American Science & Engineering, Inc. (Electronics)	1,824	124,105
American Vanguard Corp. (Chemicals)	3,648	30,315
Amerisafe, Inc.* (Insurance)	4,256	73,416
AMN Healthcare Services, Inc.* (Commercial Services)	4,864	46,257
AmSurg Corp.* (Healthcare - Services)	6,688	141,986
Anixter International, Inc.* (Telecommunications)	3,648	146,321
Applied Signal Technology, Inc. (Telecommunications)	1,824	42,444
Arbitron, Inc. (Commercial Services)	2,432	50,488
ArQule, Inc.* (Biotechnology)	1,824	8,281
Arris Group, Inc.* (Telecommunications)	17,632	229,392
Astec Industries, Inc.* (Machinery - Construction & Mining)	4,256	108,400
ATC Technology Corp.* (Auto Parts & Equipment)	1,824	36,042
ATMI, Inc.* (Semiconductors)	6,688	121,387
Atwood Oceanics, Inc.* (Oil & Gas)	6,688	235,886
AZZ, Inc.* (Miscellaneous Manufacturing)	1,216	48,847
Badger Meter, Inc. (Electronics)	1,824	70,571
Balchem Corp. (Chemicals)	4,256	111,933
Bank of the Ozarks, Inc. (Banks)	2,432	64,521
Basic Energy Services, Inc.* (Oil & Gas Services)	4,864	41,295
Bel Fuse, Inc. - Class B (Electronics)	2,432	46,281
Benchmark Electronics, Inc.* (Electronics)	7,296	131,328
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,824	62,746
Blackbaud, Inc. (Software)	9,728	225,690
Blue Coat Systems, Inc.* (Internet)	3,648	82,408
Blue Nile, Inc.* (Internet)	1,824	113,307
Boston Beer Co., Inc. - Class A* (Beverages)	2,432	90,179
Brady Corp. - Class A (Electronics)	6,688	192,079
Bristow Group, Inc.* (Transportation)	3,040	90,258
Brooks Automation, Inc.* (Semiconductors)	6,688	51,698
Brush Engineered Materials, Inc.* (Mining)	4,256	104,102
Buffalo Wild Wings, Inc.* (Retail)	1,824	75,897
Cabot Microelectronics Corp.* (Chemicals)	2,432	84,780
CACI International, Inc. - Class A* (Computers)	6,688	316,142
Cal-Maine Foods, Inc. (Food)	1,216	32,552
Calgon Carbon Corp.* (Environmental Control)	4,256	63,116
California Pizza Kitchen, Inc.* (Retail)	2,432	37,988
Cambrex Corp.* (Biotechnology)	4,256	26,813
Capella Education Co.* (Commercial Services)	3,040	204,714
CARBO Ceramics, Inc. (Oil & Gas Services)	4,256	219,397
Carter’s, Inc.* (Apparel)	12,160	324,672
Cascade Bancorp (Banks)	6,080	7,357
Cascade Corp. (Machinery - Diversified)	1,216	32,516
Casey’s General Stores, Inc. (Retail)	6,688	209,869
Cash America International, Inc. (Retail)	3,648	110,024
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	8,512	248,125
Cbeyond, Inc.* (Telecommunications)	5,472	88,263
CEC Entertainment, Inc.* (Retail)	4,864	125,783
Ceradyne, Inc.* (Miscellaneous Manufacturing)	5,472	100,302
Chattem, Inc.* (Cosmetics/Personal Care)	4,256	282,641
Chemed Corp. (Commercial Services)	4,864	213,481
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,216	34,364
CKE Restaurants, Inc. (Retail)	6,688	70,157
Clarcor, Inc. (Miscellaneous Manufacturing)	6,080	190,669
Clearwater Paper Corp.* (Forest Products & Paper)	1,216	50,257
Cognex Corp. (Machinery - Diversified)	4,256	69,713
Cohu, Inc. (Semiconductors)	3,040	41,222
Coinstar, Inc.* (Commercial Services)	6,688	220,570
Comfort Systems USA, Inc. (Building Materials)	1,824	21,140
Commvault Systems, Inc.* (Software)	9,120	189,240
Computer Programs & Systems, Inc. (Software)	1,824	75,532
comScore, Inc.* (Internet)	1,824	32,850
Comtech Telecommunications Corp.* (Telecommunications)	6,080	201,978
Concur Technologies, Inc.* (Software)	9,120	362,611

See accompanying notes to the Schedules of Portfolio Investments.

CONMED Corp.* (Healthcare - Products)	2,432	46,621
Cooper Cos., Inc. (Healthcare - Products)	4,864	144,607
CorVel Corp.* (Commercial Services)	1,216	34,534
Cracker Barrel Old Country Store, Inc. (Retail)	4,864	167,322
Crocs, Inc.* (Apparel)	18,240	121,296
CryoLife, Inc.* (Biotechnology)	1,824	14,537
CSG Systems International, Inc.* (Software)	4,256	68,139
Cubic Corp. (Electronics)	1,824	71,993
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	12,768	257,914
Curtiss-Wright Corp. (Aerospace/Defense)	9,728	332,017
Cyberonics, Inc.* (Healthcare - Products)	1,824	29,075
CyberSource Corp.* (Internet)	15,200	253,384
Cymer, Inc.* (Electronics)	6,688	259,896
Daktronics, Inc. (Electronics)	7,296	62,527
Darling International, Inc.* (Environmental Control)	18,240	134,064
DealerTrack Holdings, Inc.* (Internet)	8,512	160,962
Deckers Outdoor Corp.* (Apparel)	3,040	257,944
Deltic Timber Corp. (Forest Products & Paper)	2,432	111,313
Diamond Foods, Inc. (Food)	3,648	115,715
Digi International, Inc.* (Software)	3,040	25,901
Diodes, Inc.* (Semiconductors)	7,296	131,985
Dionex Corp.* (Electronics)	3,648	237,011
Dress Barn, Inc.* (Retail)	9,728	174,423
Drew Industries, Inc.* (Building Materials)	4,256	92,313
Drill-Quip, Inc.* (Oil & Gas Services)	6,688	331,992
DTS, Inc.* (Home Furnishings)	1,216	33,294
Eagle Materials, Inc. - Class A (Building Materials)	9,728	278,026
East West Bancorp, Inc. (Banks)	19,456	161,485
Ebix, Inc.* (Software)	1,824	100,977
Eclipsys Corp.* (Software)	4,256	82,141
eHealth, Inc.* (Insurance)	5,472	79,453
El Paso Electric Co.* (Electric)	4,256	75,204
Electro Scientific Industries, Inc.* (Electronics)	6,080	81,411
Employers Holdings, Inc. (Insurance)	10,336	160,001
EMS Technologies, Inc.* (Telecommunications)	1,216	25,317
Encore Wire Corp. (Electrical Components & Equipment)	4,256	95,079
Enzo Biochem, Inc.* (Biotechnology)	1,824	12,914
Epicor Software Corp.* (Software)	9,728	61,967
EPIQ Systems, Inc.* (Software)	6,688	96,976
eResearchTechnology, Inc.* (Internet)	9,120	63,840
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,432	95,821
Esterline Technologies Corp.* (Aerospace/Defense)	3,040	119,198
Exar Corp.* (Semiconductors)	4,256	31,282
Exponent, Inc.* (Commercial Services)	1,216	34,255
FARO Technologies, Inc.* (Electronics)	3,648	62,673
FEI Co.* (Electronics)	3,040	74,936
First BanCorp (Banks)	9,120	27,816
First Cash Financial Services, Inc.* (Retail)	5,472	93,735
First Financial Bankshares, Inc. (Banks)	2,432	120,287
Forrester Research, Inc.* (Commercial Services)	1,824	48,591
Forward Air Corp. (Transportation)	6,080	140,752
Gardner Denver, Inc.* (Machinery - Diversified)	11,552	402,934
General Communication, Inc. - Class A* (Telecommunications)	4,256	29,196
Genesco, Inc.* (Retail)	2,432	58,538
Genoptix, Inc.* (Healthcare - Services)	1,216	42,292
Gentiva Health Services, Inc.* (Healthcare - Services)	3,040	76,030
Glacier Bancorp, Inc. (Banks)	7,296	109,002
Greatbatch, Inc.* (Electrical Components & Equipment)	2,432	54,647
Green Mountain Coffee Roasters, Inc.* (Beverages)	6,688	493,842
Greenhill & Co., Inc. (Diversified Financial Services)	4,256	381,252
Haemonetics Corp.* (Healthcare - Products)	3,040	170,605
Hancock Holding Co. (Banks)	2,432	91,370
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	2,432	33,732
Hanmi Financial Corp.* (Banks)	3,648	5,983
Headwaters, Inc.* (Energy - Alternate Sources)	10,944	42,353
Healthcare Services Group, Inc. (Commercial Services)	4,256	78,140
HealthSpring, Inc.* (Healthcare - Services)	6,080	74,480
Healthways, Inc.* (Healthcare - Services)	7,296	111,775
Heartland Express, Inc. (Transportation)	11,552	166,349
Heartland Payment Systems, Inc. (Commercial Services)	7,904	114,687
Heidrick & Struggles International, Inc. (Commercial Services)	2,432	56,568
Helen of Troy, Ltd.* (Household Products/Wares)	1,824	35,440
Hibbett Sports, Inc.* (Retail)	6,080	110,838
Hittite Microwave Corp.* (Semiconductors)	4,256	156,536
HMS Holdings Corp.* (Commercial Services)	3,040	116,219
Holly Corp. (Oil & Gas)	6,688	171,347
Home Bancshares, Inc. (Banks)	1,824	39,982
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	4,864	134,052
Hot Topic, Inc.* (Retail)	6,080	45,539
HSN, Inc.* (Retail)	8,512	138,575
Hub Group, Inc. - Class A* (Transportation)	4,256	97,250
Iconix Brand Group, Inc.* (Apparel)	7,296	90,981
ICU Medical, Inc.* (Healthcare - Products)	3,040	112,054
II-VI, Inc.* (Electronics)	5,472	139,208
Independent Bank Corp./MA (Banks)	1,824	40,365

See accompanying notes to the Schedules of Portfolio Investments.

Infinity Property & Casualty Corp. (Insurance)	1,216	51,656
InfoSpace, Inc.* (Internet)	7,904	61,177
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	3,040	58,186
Integra LifeSciences Holdings* (Biotechnology)	4,256	145,342
Integral Systems, Inc.* (Computers)	3,648	25,171
Intermec, Inc.* (Machinery - Diversified)	3,648	51,437
Interval Leisure Group, Inc.* (Leisure Time)	4,256	53,115
Intevac, Inc.* (Machinery - Diversified)	4,864	65,372
inVentiv Health, Inc.* (Advertising)	7,296	122,062
Investment Technology Group, Inc.* (Diversified Financial Services)	5,472	152,778
ION Geophysical Corp.* (Oil & Gas Services)	25,536	89,887
IPC The Hospitalist Co.* (Healthcare - Services)	1,216	38,243
J & J Snack Foods Corp. (Food)	1,216	52,519
j2 Global Communications, Inc.* (Internet)	9,728	223,841
Jack in the Box, Inc.* (Retail)	7,904	161,953
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,648	52,239
Jos. A. Bank Clothiers, Inc.* (Retail)	4,256	190,541
K-Swiss, Inc. - Class A (Apparel)	6,080	53,443
Kaydon Corp. (Metal Fabricate/Hardware)	4,256	137,980
Kendle International, Inc.* (Commercial Services)	1,824	30,497
Kensey Nash Corp.* (Healthcare - Products)	1,216	35,203
Knight Transportation, Inc. (Transportation)	12,160	204,045
Kopin Corp.* (Semiconductors)	4,864	23,347
Kulicke & Soffa Industries, Inc.* (Semiconductors)	14,592	87,990
LaBranche & Co., Inc.* (Diversified Financial Services)	3,648	12,403
Laclede Group, Inc. (Gas)	2,432	78,213
Landauer, Inc. (Commercial Services)	1,216	66,856
LaSalle Hotel Properties (REIT)	7,904	155,393
LCA-Vision, Inc.* (Healthcare - Products)	4,256	29,835
LHC Group, Inc.* (Healthcare - Services)	3,040	90,987
Lindsay Manufacturing Co. (Machinery - Diversified)	1,216	47,886
Littelfuse, Inc.* (Electrical Components & Equipment)	2,432	63,816
LoJack Corp.* (Electronics)	2,432	12,379
Lufkin Industries, Inc. (Oil & Gas Services)	3,040	161,667
Magellan Health Services, Inc.* (Healthcare - Services)	7,904	245,498
Maidenform Brands, Inc.* (Apparel)	4,256	68,351
Manhattan Associates, Inc.* (Computers)	3,040	61,408
Mannatech, Inc. (Pharmaceuticals)	3,648	13,972
Martek Biosciences Corp.* (Biotechnology)	7,296	164,817
Medical Properties Trust, Inc. (REIT)	9,728	75,976
Mednax, Inc.* (Healthcare - Services)	9,728	534,262
Meridian Bioscience, Inc. (Healthcare - Products)	9,120	228,091
Merit Medical Systems, Inc.* (Healthcare - Products)	3,648	63,220
Meritage Homes Corp.* (Home Builders)	6,688	135,766
Micrel, Inc. (Semiconductors)	9,728	79,283
Microsemi Corp.* (Semiconductors)	8,512	134,404
MKS Instruments, Inc.* (Semiconductors)	10,944	211,110
Mobile Mini, Inc.* (Storage/Warehousing)	4,256	73,884
Molina Healthcare, Inc.* (Healthcare - Services)	3,040	62,898
Monarch Casino & Resort, Inc.* (Lodging)	2,432	26,168
Moog, Inc. - Class A* (Aerospace/Defense)	4,864	143,488
MTS Systems Corp. (Computers)	1,824	53,279
Mueller Industries, Inc. (Metal Fabricate/Hardware)	7,904	188,668
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,824	72,869
Nara Bancorp, Inc. (Banks)	4,864	33,805
NATCO Group, Inc. - Class A* (Oil & Gas Services)	4,256	188,456
Natus Medical, Inc.* (Healthcare - Products)	6,080	93,814
NBT Bancorp, Inc. (Banks)	3,040	68,522
Neogen Corp.* (Pharmaceuticals)	1,824	58,897
NETGEAR, Inc.* (Telecommunications)	7,296	133,882
NetScout Systems, Inc.* (Computers)	4,864	65,713
Neutral Tandem, Inc.* (Telecommunications)	3,648	83,028
NewMarket Corp. (Chemicals)	1,824	169,705
Nutri/System, Inc. (Commercial Services)	6,688	102,059
Odyssey Healthcare, Inc.* (Healthcare - Services)	3,040	38,000
Oil States International, Inc.* (Oil & Gas Services)	10,944	384,463
Old Dominion Freight Line, Inc.* (Transportation)	6,080	185,014
Olympic Steel, Inc. (Iron/Steel)	1,216	34,887
Omnicell, Inc.* (Software)	3,648	40,639
optionsXpress Holdings, Inc. (Diversified Financial Services)	9,120	157,594
Orbital Sciences Corp.* (Aerospace/Defense)	12,160	182,035
P.F. Chang’s China Bistro, Inc.* (Retail)	5,472	185,884
Palomar Medical Technologies, Inc.* (Healthcare - Products)	3,648	59,134
Papa John’s International, Inc.* (Retail)	4,864	119,508
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,040	65,390
PAREXEL International Corp.* (Commercial Services)	5,472	74,364
Park Electrochemical Corp. (Electronics)	4,256	104,910
See accompanying notes to the Schedules of Portfolio Investments.

PC-Tel, Inc.* (Internet)	1,824	11,400
Peet’s Coffee & Tea, Inc.* (Beverages)	1,216	34,328
Penn Virginia Corp. (Oil & Gas)	9,728	222,868
Perficient, Inc.* (Internet)	7,296	60,338
Pericom Semiconductor Corp.* (Semiconductors)	5,472	53,680
PetMed Express, Inc. (Pharmaceuticals)	4,864	91,686
Petroleum Development* (Oil & Gas)	4,256	79,417
PetroQuest Energy, Inc.* (Oil & Gas)	10,944	71,027
PharMerica Corp.* (Pharmaceuticals)	3,648	67,743
Phase Forward, Inc.* (Software)	3,040	42,682
Phoenix Technologies, Ltd.* (Software)	1,824	6,658
Piedmont Natural Gas Co., Inc. (Gas)	7,296	174,666
Pinnacle Entertainment, Inc.* (Entertainment)	6,688	68,151
Pinnacle Financial Partners, Inc.* (Banks)	6,688	85,004
Pioneer Drilling Co.* (Oil & Gas)	10,944	80,329
Plexus Corp.* (Electronics)	8,512	224,206
Polaris Industries, Inc. (Leisure Time)	4,256	173,560
Pool Corp. (Distribution/Wholesale)	10,336	229,666
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,648	165,364
Pre-Paid Legal Services, Inc. (Commercial Services)	1,824	92,659
PrivateBancorp, Inc. (Banks)	7,904	193,332
ProAssurance Corp.* (Insurance)	4,256	222,121
Progress Software Corp.* (Software)	4,256	96,398
Prosperity Bancshares, Inc. (Banks)	4,256	148,066
PSS World Medical, Inc.* (Healthcare - Products)	6,688	145,999
Quality Systems, Inc. (Software)	4,256	262,042
Radiant Systems, Inc.* (Computers)	3,648	39,180
RC2 Corp.* (Toys/Games/Hobbies)	1,824	25,992
Regal-Beloit Corp. (Hand/Machine Tools)	4,256	194,542
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,472	105,610
Res-Care, Inc.* (Healthcare - Services)	3,040	43,198
RLI Corp. (Insurance)	2,432	128,361
Rogers Corp.* (Electronics)	1,824	54,665
RTI International Metals, Inc.* (Mining)	2,432	60,581
Ruth’s Hospitality Group, Inc.* (Retail)	4,256	17,960
S&T Bancorp, Inc. (Banks)	1,216	15,759
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	10,336	219,743
Sanderson Farms, Inc. (Food)	1,824	68,655
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,648	55,450
ScanSource, Inc.* (Distribution/Wholesale)	3,648	103,311
SEACOR SMIT, Inc.* (Oil & Gas Services)	4,256	347,417
Seahawk Drilling, Inc.* (Oil & Gas)	1,824	56,708
Selective Insurance Group, Inc. (Insurance)	5,472	86,075
Shuffle Master, Inc.* (Entertainment)	11,552	108,820
Sigma Designs, Inc.* (Semiconductors)	5,472	79,508
Signature Bank* (Banks)	8,512	246,848
Simmons First National Corp. - Class A (Banks)	1,216	35,033
Simpson Manufacturing Co., Inc. (Building Materials)	8,512	215,013
SkyWest, Inc. (Airlines)	12,160	201,613
Skyworks Solutions, Inc.* (Semiconductors)	14,592	193,198
Smith Micro Software, Inc.* (Software)	6,080	75,149
Sonic Corp.* (Retail)	5,472	60,520
Sonic Solutions* (Electronics)	3,648	21,633
Spartan Stores, Inc. (Food)	4,864	68,728
SPSS, Inc.* (Software)	1,824	91,109
St. Mary Land & Exploration Co. (Oil & Gas)	13,376	434,185
Stamps.com, Inc.* (Internet)	3,040	28,120
Standard Microsystems Corp.* (Semiconductors)	2,432	56,447
Stanley, Inc.* (Engineering & Construction)	3,040	78,189
Stifel Financial Corp.* (Diversified Financial Services)	6,080	333,792
Stratasys, Inc.* (Computers)	4,256	73,033
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,216	15,735
Superior Well Services, Inc.* (Oil & Gas Services)	3,648	35,313
Supertex, Inc.* (Semiconductors)	1,824	54,720
SurModics, Inc.* (Healthcare - Products)	3,040	74,784
Swift Energy Co.* (Oil & Gas)	7,904	187,167
SWS Group, Inc. (Diversified Financial Services)	3,040	43,776
Sykes Enterprises, Inc.* (Computers)	7,296	151,903
Symmetricom, Inc.* (Telecommunications)	3,648	18,897
Symmetry Medical, Inc.* (Healthcare - Products)	7,904	81,964
Synaptics, Inc.* (Computers)	7,296	183,859
Take-Two Interactive Software, Inc.* (Software)	6,080	68,157
Taleo Corp. - Class A* (Software)	3,040	68,826
Tekelec* (Telecommunications)	6,080	99,894
Teledyne Technologies, Inc.* (Aerospace/Defense)	7,904	284,465
TeleTech Holdings, Inc.* (Commercial Services)	6,080	103,725
Tetra Tech, Inc.* (Environmental Control)	4,256	112,912
TETRA Technologies, Inc.* (Oil & Gas Services)	16,416	159,071
Texas Roadhouse, Inc. - Class A* (Retail)	5,472	58,113
The Buckle, Inc. (Retail)	2,432	83,028
The Children’s Place Retail Stores, Inc.* (Retail)	5,472	163,941
The Geo Group, Inc.* (Commercial Services)	10,944	220,740
The Gymboree Corp.* (Apparel)	6,080	294,150
The Hain Celestial Group, Inc.* (Food)	4,256	81,588

See accompanying notes to the Schedules of Portfolio Investments.

The Knot, Inc.* (Internet)	6,688	73,033
The Navigators Group, Inc.* (Insurance)	1,216	66,880
Ticketmaster Entertainment, Inc.* (Commercial Services)	4,864	56,860
Tollgrade Communications, Inc.* (Telecommunications)	608	3,940
Tompkins Financial Corp. (Banks)	608	26,570
Toro Co. (Housewares)	7,904	314,342
Tower Group, Inc. (Insurance)	3,648	88,975
Tractor Supply Co.* (Retail)	7,904	382,712
TradeStation Group, Inc.* (Diversified Financial Services)	6,688	54,507
TreeHouse Foods, Inc.* (Food)	3,648	130,124
True Religion Apparel, Inc.* (Apparel)	5,472	141,889
TrueBlue, Inc.* (Commercial Services)	5,472	76,991
TTM Technologies, Inc.* (Electronics)	9,728	111,580
Tyler Technologies, Inc.* (Computers)	6,080	103,907
UCBH Holdings, Inc. (Banks)	13,984	11,187
Ultratech Stepper, Inc.* (Semiconductors)	1,824	24,132
UniFirst Corp. (Textiles)	1,216	54,051
United Community Banks, Inc.* (Banks)	11,552	57,760
United Natural Foods, Inc.* (Food)	6,080	145,434
United Online, Inc. (Internet)	18,240	146,650
United Stationers, Inc.* (Distribution/Wholesale)	2,432	115,788
Universal Electronics, Inc.* (Home Furnishings)	1,824	37,246
Universal Technical Institute, Inc.* (Commercial Services)	4,256	83,843
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	15,808	519,135
Viad Corp. (Commercial Services)	4,256	84,737
ViaSat, Inc.* (Telecommunications)	6,080	161,606
ViroPharma, Inc.* (Pharmaceuticals)	17,024	163,771
Volcom, Inc.* (Apparel)	3,648	60,119
WD-40 Co. (Household Products/Wares)	1,824	51,802
Websense, Inc.* (Internet)	9,728	163,430
West Pharmaceutical Services, Inc. (Healthcare - Products)	4,864	197,527
Wilshire Bancorp, Inc. (Banks)	4,256	31,239
Winnebago Industries, Inc.* (Home Builders)	3,648	53,662
Wolverine World Wide, Inc. (Apparel)	6,080	151,027
World Acceptance Corp.* (Diversified Financial Services)	3,648	91,966
World Fuel Services Corp. (Retail)	4,256	204,586
Wright Express Corp.* (Commercial Services)	8,512	251,189
Zenith National Insurance Corp. (Insurance)	4,864	150,298
Zep, Inc. (Chemicals)	2,432	39,520
Zoll Medical Corp.* (Healthcare - Products)	1,824	39,252
Zumiez, Inc.* (Retail)	4,256	69,841

TOTAL COMMON STOCKS (Cost $29,542,351)		41,658,435

	Principal
	Amount

Repurchase Agreements (0.2%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $11,000 (Collateralized by $12,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $11,999)	$11,000	11,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $28,000 (Collateralized by $28,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $28,922)	28,000	28,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $61,000 (Collateralized by $65,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $65,372)	61,000	61,000
UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $2,066)	2,000	2,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $3,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $105,000)		105,000

TOTAL INVESTMENT SECURITIES
(Cost $29,647,351)—100.2%		41,763,435
Net other assets (liabilities)—(0.2)%		(97,400)

NET ASSETS—100.0%		$41,666,035

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2009.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$122,062	0.3%
Aerospace/Defense	1,350,428	3.1%
Airlines	201,613	0.5%
Apparel	1,563,872	3.7%
Auto Parts & Equipment	36,042	0.1%
Banks	1,621,293	4.1%
Beverages	618,349	1.5%
Biotechnology	533,764	1.2%
Building Materials	655,327	1.6%
Chemicals	436,253	1.1%
Commercial Services	2,547,512	6.0%
Computers	1,073,595	2.6%
Cosmetics/Personal Care	282,641	0.7%
Distribution/Wholesale	521,634	1.3%
Diversified Financial Services	1,393,432	3.3%
Electric	75,204	0.2%
Electrical Components & Equipment	213,542	0.5%
Electronics	2,083,392	5.0%
Energy - Alternate Sources	42,353	0.1%
Engineering & Construction	136,375	0.3%
Entertainment	176,971	0.5%
Environmental Control	310,092	0.8%
Food	695,315	1.7%
Forest Products & Paper	161,570	0.4%
Gas	252,879	0.6%
Hand/Machine Tools	194,542	0.5%
Healthcare - Products	1,918,531	4.6%
Healthcare - Services	1,943,051	4.6%
Home Builders	189,428	0.4%
Home Furnishings	70,540	0.2%
Household Products/Wares	87,242	0.2%
Housewares	314,342	0.8%
Insurance	1,177,273	2.9%
Internet	1,474,740	3.6%
Iron/Steel	34,887	0.1%
Leisure Time	226,675	0.5%
Lodging	26,168	0.1%
Machinery - Construction & Mining	108,400	0.3%
Machinery - Diversified	669,858	1.7%
Metal Fabricate/Hardware	397,273	1.0%
Mining	234,269	0.5%
Miscellaneous Manufacturing	842,390	2.0%
Oil & Gas	1,538,934	3.6%
Oil & Gas Services	2,093,010	5.0%
Pharmaceuticals	1,187,241	2.8%
REIT	231,369	0.6%
Retail	3,117,275	7.4%
Semiconductors	2,080,661	5.0%
Software	2,040,834	4.9%
Storage/Warehousing	73,884	0.2%
Telecommunications	1,264,158	3.0%
Textiles	54,051	0.1%
Toys/Games/Hobbies	78,231	0.2%
Transportation	883,668	2.0%
Other**	7,600	NM

Total	$41,666,035	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$41,658,435	$-	$41,658,435
Repurchase Agreements	-	105,000	105,000

Total Investment Securities	$41,658,435	$105,000	$41,763,435

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks† (99.9%)
AU Optronics Corp. (Electronics)	190,999	$1,848,870
Baidu, Inc.* (Internet)	7,365	2,880,083
BHP Billiton, Ltd. (Mining)	129,624	8,556,480
China Life Insurance Co., Ltd. (Insurance)	102,619	6,743,095
China Mobile, Ltd. (Telecommunications)	193,454	9,500,526
China Petroleum and Chemical Corp. (Oil & Gas)	81,015	6,898,427
China Unicom, Ltd. (Telecommunications)	202,292	2,880,638
Chunghwa Telecom Co., Ltd. (Telecommunications)	137,058	2,472,526
CNOOC, Ltd. (Oil & Gas)	29,460	3,989,768
Ctrip.com International, Ltd.* (Internet)	42,226	2,482,467
Flextronics International, Ltd.* (Electronics)	435,517	3,248,957
Focus Media Holding, Ltd.* (Advertising)	198,364	2,189,939
HDFC Bank, Ltd. (Banks)	22,095	2,615,385
ICICI Bank, Ltd. (Banks)	74,141	2,858,877
Infosys Technologies, Ltd. (Software)	68,249	3,309,394
JA Solar Holdings Co., Ltd.* (Energy - Alternate Sources)	343,209	1,383,132
LDK Solar Co., Ltd.* (Energy - Alternate Sources)	180,197	1,553,298
Mindray Medical International, Ltd. (Healthcare - Products)	74,632	2,435,988
Netease.com, Inc.* (Internet)	51,555	2,355,032
New Oriental Education & Technology Group, Inc.* (Commercial Services)	29,951	2,409,558
PetroChina Co., Ltd. (Oil & Gas)	138,462	15,750,053
POSCO (Iron/Steel)	32,897	3,419,314
Satyam Computer Services, Ltd. (Software)	633,390	4,167,706
Shanda Interactive Entertainment, Ltd.* (Internet)	30,442	1,558,630
SINA Corp.* (Internet)	55,974	2,124,773
SK Telecom Co., Ltd. (Telecommunications)	138,462	2,416,162
Sohu.com, Inc.* (Internet)	27,005	1,857,404
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	104,583	1,589,662
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	352,538	3,863,817
Yingli Green Energy Holding Co., Ltd.* (Energy - Alternate Sources)	127,169	1,584,526

TOTAL COMMON STOCKS
(Cost $69,380,744)		110,944,487

	Principal
	Amount

Repurchase Agreements (0.7%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $82,000 (Collateralized by $84,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $83,992)	$82,000	82,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $197,000 (Collateralized by $200,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $201,850)	197,000	197,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $428,000 (Collateralized by $435,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $437,492)	428,000	428,000
UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $15,000 (Collateralized by $20,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $20,109)	15,000	15,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $7,000 (Collateralized by $8,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $8,135)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS
(Cost $729,000)		729,000

TOTAL INVESTMENT SECURITIES
(Cost $70,109,744)—100.6%		111,673,487
Net other assets (liabilities)—(0.6)%		(628,490)

NET ASSETS—100.0%		$111,044,997

†	As of September 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2009.

ProFund VP Asia 30 invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$2,189,939	2.0%
Banks	5,474,262	4.9%
Commercial Services	2,409,558	2.2%
Electronics	5,097,827	4.6%
Energy - Alternate Sources	6,110,618	5.4%
Healthcare - Products	2,435,988	2.2%
Insurance	6,743,095	6.1%
Internet	13,258,389	11.9%
Iron/Steel	3,419,314	3.1%

See accompanying notes to the Schedules of Portfolio Investments.

Mining	8,556,480	7.7%
Oil & Gas	26,638,248	24.0%
Semiconductors	3,863,817	3.5%
Software	7,477,100	6.7%
Telecommunications	17,269,852	15.6%
Other**	100,510	0.1%

Total	$111,044,997	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2009:

		% of
	Value	Net Assets

Australia	$8,556,480	7.7%
China	55,796,067	50.2%
Hong Kong	16,370,932	14.8%
India	12,951,362	11.6%
South Korea	5,835,476	5.3%
Singapore	3,248,957	2.9%
Taiwan	8,185,213	7.4%
Other**	100,510	0.1%

Total	$111,044,997	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:

Common Stocks	$110,944,487	$-	$110,944,487
Repurchase Agreements	-	729,000	729,000

Total Investment Securities	$110,944,487	$729,000	$111,673,487

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks† (100.4%)
ABB, Ltd. (Engineering & Construction)	78,761	$1,578,370
ACE, Ltd. (Insurance)	22,304	1,192,372
Alcon, Inc. (Healthcare - Products)	11,152	1,546,448
ArcelorMittal (Iron/Steel)	45,305	1,682,628
AstraZeneca PLC (Pharmaceuticals)	38,335	1,723,158
Barclays PLC* (Banks)	75,973	1,796,002
BHP Billiton PLC (Mining)	55,063	3,033,971
BP PLC (Oil & Gas)	55,760	2,968,105
Covidien PLC (Healthcare - Products)	29,274	1,266,393
Credit Suisse Group (Diversified Financial Services)	34,153	1,900,614
Deutsche Bank AG (Banks)	20,910	1,605,261
Diageo PLC (Beverages)	23,001	1,414,331
DryShips, Inc. (Transportation)	115,005	762,483
GlaxoSmithKline PLC (Pharmaceuticals)	57,851	2,285,693
HSBC Holdings PLC (Banks)	62,730	3,597,565
Nokia, Corp. (Telecommunications)	101,762	1,487,760
Novartis AG (Pharmaceuticals)	54,366	2,738,959
Rio Tinto PLC (Mining)	9,061	1,542,998
Royal Dutch Shell PLC - Class A (Oil & Gas)	55,063	3,149,053
Sanofi-Aventis (Pharmaceuticals)	60,639	2,240,611
SAP AG (Software)	34,153	1,669,057
Siemens AG (Miscellaneous Manufacturing)	22,304	2,073,380
Telefonaktiebolaget LM Ericsson (Telecommunications)	131,733	1,319,965
Tenaris S.A. (Iron/Steel)	34,850	1,241,357
Total Fina S.A. (Oil & Gas)	44,608	2,643,470
Transocean, Ltd.* (Oil & Gas)	14,637	1,251,903
Tyco International, Ltd. (Miscellaneous Manufacturing)	36,244	1,249,693
UBS AG* (Diversified Financial Services)	94,792	1,735,642
Unilever N.V. (Food)	71,791	2,071,888
Vodafone Group PLC (Telecommunications)	110,823	2,493,518

TOTAL COMMON STOCKS
(Cost $43,190,733)		57,262,648

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $7,000 (Collateralized by $7,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $7,230)	$7,000	7,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $18,000 (Collateralized by $18,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $18,593)	18,000	18,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $40,000 (Collateralized by $45,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $45,258)	40,000	40,000
UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $1,033)	1,000	1,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $3,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $69,000)		69,000

TOTAL INVESTMENT SECURITIES
(Cost $43,259,733)—100.5%		57,331,648
Net other assets (liabilities)—(0.5)%		(301,467)

NET ASSETS—100.0%		$57,030,181

†	As of September 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Banks	$6,998,828	12.3%
Beverages	1,414,331	2.5%
Diversified Financial Services	3,636,256	6.4%
Engineering & Construction	1,578,370	2.8%
Food	2,071,888	3.6%
Healthcare - Products	2,812,841	4.9%
Insurance	1,192,372	2.1%
Iron/Steel	2,923,985	5.2%
Mining	4,576,969	8.0%
Miscellaneous Manufacturing	3,323,073	5.8%
Oil & Gas	10,012,531	17.5%
Pharmaceuticals	8,988,421	15.7%
Software	1,669,057	2.9%
Telecommunications	5,301,243	9.3%
Transportation	762,483	1.4%
Other**	(232,467)	(0.4)%

Total	$57,030,181	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2009:

		% of
	Value	Net Assets

Finland	$1,487,760	2.6%
France	4,884,081	8.5%
Germany	5,347,698	9.3%
Greece	762,483	1.4%
Ireland	1,266,393	2.2%
Luxembourg	2,923,985	5.2%
Netherlands	2,071,888	3.6%
Sweden	1,319,965	2.3%
Switzerland	13,194,001	23.2%
United Kingdom	24,004,394	42.1%
Other**	(232,467)	(0.4)%

Total	$57,030,181	100%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$57,262,648	$-	$57,262,648
Repurchase Agreements	-	69,000	69,000

Total Investment Securities	$57,262,648	$69,000	$57,331,648

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (93.1%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,058,001 (Collateralized by $3,121,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $3,120,711)	$3,058,000	$3,058,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,058,001 (Collateralized by $3,095,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $3,123,629)	3,058,000	3,058,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,058,001 (Collateralized by $2,865,000 of various Federal Home Loan Bank Securities, 1.25%-4.88%, 12/30/10-11/18/11, market value $3,121,483)	3,058,000	3,058,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,058,001 (Collateralized by $3,105,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $3,121,853)	3,058,000	3,058,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,055,001 (Collateralized by $3,054,000 Federal National Mortgage Association, 4.12%, 5/6/13, market value $3,116,621)	3,055,000	3,055,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,287,000)		15,287,000

TOTAL INVESTMENT SECURITIES
(Cost $15,287,000)—93.1%		15,287,000
Net other assets (liabilities)—6.9%		1,132,506

NET ASSETS—100.0%		$16,419,506

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $1,000,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 12/18/09 (Underlying notional amount at value $9,346,645)	121	$5,627

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$5,788,191	$(31,584)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	1,228,862	(7,196)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$-	$15,287,000	$15,287,000

Total Investment Securities	-	15,287,000	15,287,000

Other Financial Instruments^	5,627	(38,780)	(33,153)

Total Investments	$5,627	$15,248,220	$15,253,847

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks† (18.7%)
America Movil S.A.B. de C.V. (Telecommunications)	4,940	$216,520
AngloGold Ashanti, Ltd. (Mining)	2,275	92,729
AU Optronics Corp. (Electronics)	5,135	49,707
Banco Bradesco S.A. (Banks)	9,880	196,513
BRF-Brazil Foods S.A. (Food)	910	48,458
Cemex S.A.B. de C.V.* (Building Materials)	5,460	70,543
China Life Insurance Co., Ltd. (Insurance)	3,055	200,744
China Mobile, Ltd. (Telecommunications)	5,395	264,949
China Petroleum and Chemical Corp. (Oil & Gas)	1,105	94,091
China Telecom Corp., Ltd. (Telecommunications)	910	43,043
China Unicom, Ltd. (Telecommunications)	8,190	116,626
Chunghwa Telecom Co., Ltd. (Telecommunications)	3,380	60,975
CNOOC, Ltd. (Oil & Gas)	975	132,044
Companhia de Bebidas das Americas (AmBev) (Beverages)	1,040	85,550
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	2,275	34,580
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	2,665	81,549
Companhia Vale Do Rio Doce (Mining)	8,450	195,449
Compania de Minas Buenaventura S.A. (Mining)	1,040	36,618
Ecopetrol S.A. (Oil & Gas)	1,300	37,167
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	715	33,512
Enersis S.A. (Electric)	1,690	31,181
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	1,430	54,412
Gerdau S.A. (Iron/Steel)	4,225	56,784
Gold Fields, Ltd. (Mining)	4,225	58,221
Grupo Televisa S.A. (Media)	3,185	59,209
HDFC Bank, Ltd. (Banks)	650	76,941
ICICI Bank, Ltd. (Banks)	2,665	102,762
Infosys Technologies, Ltd. (Software)	3,705	179,655
Itau Unibanco Holding S.A. (Banks)	13,520	272,428
KB Financial Group, Inc.* (Banks)	2,470	127,131
Korea Electric Power Corp.* (Electric)	3,250	49,530
LG. Philips LCD Co., Ltd. (Electronics)	2,860	40,984
Mobile TeleSystems (Telecommunications)	1,235	59,613
PetroChina Co., Ltd. (Oil & Gas)	1,365	155,269
Petroleo Brasileiro S.A. (Oil & Gas)	7,280	334,152
POSCO (Iron/Steel)	1,820	189,171
PT Telekomunikasi Indonesia (Telecommunications)	1,560	55,692
Sasol, Ltd. (Oil & Gas Services)	2,795	106,545
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	1,430	114,643
Siliconware Precision Industries Co. (Semiconductors)	4,030	28,935
SK Telecom Co., Ltd. (Telecommunications)	2,080	36,296
Sterlite Industries (India), Ltd. (Mining)	2,405	38,408
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	28,665	314,168
Telefonos de Mexico S.A.B. de C.V. (Telmex) (Telecommunications)	1,755	30,607
Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	5,265	266,198
Turkcell Iletisim Hizmetleri AS (Telecommunications)	1,885	33,685
United Microelectronics Corp.* (Semiconductors)	16,900	64,220
Vimpel-Communications* (Telecommunications)	1,950	36,465

TOTAL COMMON STOCKS
(Cost $5,026,584)		5,064,672

Preferred Stocks† (2.4%)
Companhia Vale Do Rio Doce (Mining)	13,130	269,297
Petroleo Brasileiro S.A. (Oil & Gas)	10,010	393,493

TOTAL PREFERRED STOCKS
(Cost $657,446)		662,790

	Principal
	Amount

U.S. Government Agency Obligations (12.0%)
Federal Home Loan Bank, 0.01%‡, 10/2/09	$3,239,000	3,238,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,238,999)		3,238,999

Repurchase Agreements (65.7%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,371,001 (Collateralized by $3,440,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $3,439,682)	3,371,000	3,371,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,704,001 (Collateralized by $3,753,000 of various U.S. Government Agency Obligations, 1.10%-3.00%, 3/30/10-1/13/14, market value $3,786,890)	3,704,000	3,704,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $4,370,001 (Collateralized by $4,203,000 of various U.S. Government Agency Obligations, 1.25%-4.88%, 12/30/10-3/21/13, market value $4,465,837)	4,370,000	4,370,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,179,001 (Collateralized by $3,230,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $3,247,532)	3,179,000	3,179,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,148,001 (Collateralized by $3,148,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $3,212,486)	3,148,000	3,148,000

TOTAL REPURCHASE AGREEMENTS
(Cost $17,772,000)		17,772,000

TOTAL INVESTMENT SECURITIES
(Cost $26,695,029)—98.8%		26,738,461
Net other assets (liabilities)—1.2%		316,939

NET ASSETS—100.0%		$27,055,400

†	As of September 30, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2009.
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $3,000,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$5,578,725	$43,956
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	15,563,958	122,914

ProFund VP Emerging Markets invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Banks	$775,775	2.9%
Beverages	139,962	0.5%
Building Materials	70,543	0.3%
Diversified Financial Services	114,643	0.4%
Electric	148,803	0.5%
Electronics	90,691	0.4%
Food	48,458	0.2%
Insurance	200,744	0.8%
Iron/Steel	327,504	1.2%
Media	59,209	0.2%
Mining	690,722	2.5%
Oil & Gas	1,146,215	4.2%
Oil & Gas Services	106,545	0.4%
Pharmaceuticals	266,198	1.0%
Semiconductors	407,323	1.5%
Software	179,655	0.7%
Telecommunications	954,472	3.4%
Other**	21,327,938	78.9%

Total	$27,055,400	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2009:

		% of
	Value	Net Assets

Brazil	$1,968,252	7.1%
Chile	64,693	0.2%
China	493,147	2.0%
Colombia	37,167	0.1%
Hong Kong	513,619	1.9%
India	397,766	1.5%
Indonesia	55,692	0.2%
Israel	266,198	1.0%
Mexico	431,291	1.6%
Peru	36,618	0.1%
Russia	96,078	0.3%
South Africa	257,495	1.0%
South Korea	557,755	2.1%
Taiwan	518,005	1.9%
Turkey	33,686	0.1%
Other**	21,327,938	78.9%

Total	$27,055,400	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$5,064,672	$-	$5,064,672
Preferred Stocks	662,790	-	662,790
U.S. Government Agency Obligations	-	3,238,999	3,238,999
Repurchase Agreements	-	17,772,000	17,772,000

Total Investment Securities	5,727,462	21,010,999	26,738,461

Other Financial Instruments^	-	166,870	166,870

Total Investments	$5,727,462	$21,177,869	$26,905,331

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (86.3%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,054,001 (Collateralized by $2,096,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $2,095,806)	$2,054,000	$2,054,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,054,001 (Collateralized by $2,080,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $2,099,240)	2,054,000	2,054,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,054,001 (Collateralized by $2,100,000 Federal National Mortgage Association, 2.17%, 3/21/13, market value $2,095,596)	2,054,000	2,054,000
UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,054,001 (Collateralized by $2,085,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $2,096,317)	2,054,000	2,054,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,053,001 (Collateralized by $2,052,000 Federal National Mortgage Association, 4.12%, 5/6/13, market value $2,094,075)	2,053,000	2,053,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,269,000)		10,269,000

TOTAL INVESTMENT SECURITIES (Cost $10,269,000)—86.3%		10,269,000
Net other assets (liabilities)—13.7%		1,633,205

NET ASSETS—100.0%		$11,902,205

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 12/10/09 (Underlying notional amount at value $11,888,500)	236	$(409,886)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$-	$10,269,000	$10,269,000

Total Investment Securities	-	10,269,000	10,269,000

Other Financial Instruments^	(409,886)	-	(409,886)

Total Investments	$(409,886)	$10,269,000	$9,859,114

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (75.5%)
3M Co. (Miscellaneous Manufacturing)	2,048	$151,142
Abbott Laboratories (Pharmaceuticals)	4,528	224,000
Abercrombie & Fitch Co. - Class A (Retail)	256	8,417
Adobe Systems, Inc.* (Software)	1,536	50,749
Advanced Micro Devices, Inc.* (Semiconductors)	1,648	9,328
Aetna, Inc. (Healthcare - Services)	1,280	35,622
Affiliated Computer Services, Inc. - Class A* (Computers)	288	15,601
AFLAC, Inc. (Insurance)	1,376	58,810
Agilent Technologies, Inc.* (Electronics)	1,008	28,053
Air Products & Chemicals, Inc. (Chemicals)	608	47,169
Airgas, Inc. (Chemicals)	240	11,609
AK Steel Holding Corp. (Iron/Steel)	320	6,314
Akamai Technologies, Inc.* (Internet)	512	10,076
Alcoa, Inc. (Mining)	2,864	37,576
Allegheny Energy, Inc. (Electric)	496	13,154
Allegheny Technologies, Inc. (Iron/Steel)	288	10,077
Allergan, Inc. (Pharmaceuticals)	896	50,857
Allstate Corp. (Insurance)	1,568	48,012
Altera Corp. (Semiconductors)	864	17,721
Altria Group, Inc. (Agriculture)	6,080	108,285
Amazon.com, Inc.* (Internet)	976	91,119
Ameren Corp. (Electric)	688	17,393
American Electric Power, Inc. (Electric)	1,392	43,138
American Express Co. (Diversified Financial Services)	3,488	118,243
American International Group, Inc.* (Insurance)	400	17,644
American Tower Corp.* (Telecommunications)	1,152	41,933
Ameriprise Financial, Inc. (Diversified Financial Services)	752	27,320
AmerisourceBergen Corp. (Pharmaceuticals)	864	19,336
Amgen, Inc.* (Biotechnology)	2,976	179,244
Amphenol Corp. - Class A (Electronics)	496	18,689
Anadarko Petroleum Corp. (Oil & Gas)	1,440	90,331
Analog Devices, Inc. (Semiconductors)	848	23,388
AON Corp. (Insurance)	800	32,552
Apache Corp. (Oil & Gas)	992	91,095
Apartment Investment and Management Co. - Class A (REIT)	336	4,956
Apollo Group, Inc. - Class A* (Commercial Services)	368	27,111
Apple Computer, Inc.* (Computers)	2,624	486,411
Applied Materials, Inc. (Semiconductors)	3,904	52,314
Archer-Daniels-Midland Co. (Agriculture)	1,888	55,167
Assurant, Inc. (Insurance)	352	11,285
AT&T, Inc. (Telecommunications)	17,296	467,165
Autodesk, Inc.* (Software)	672	15,994
Automatic Data Processing, Inc. (Software)	1,472	57,850
AutoNation, Inc.* (Retail)	272	4,918
AutoZone, Inc.* (Retail)	96	14,037
Avalonbay Communities, Inc. (REIT)	240	17,455
Avery Dennison Corp. (Household Products/Wares)	336	12,099
Avon Products, Inc. (Cosmetics/Personal Care)	1,248	42,382
Baker Hughes, Inc. (Oil & Gas Services)	912	38,906
Ball Corp. (Packaging & Containers)	272	13,382
Bank of America Corp. (Banks)	25,360	429,091
Bank of New York Mellon Corp. (Banks)	3,520	102,045
Bard (C.R.), Inc. (Healthcare - Products)	288	22,640
Baxter International, Inc. (Healthcare - Products)	1,760	100,338
BB&T Corp. (Banks)	2,000	54,480
Becton, Dickinson & Co. (Healthcare - Products)	704	49,104
Bed Bath & Beyond, Inc.* (Retail)	768	28,831
Bemis Co., Inc. (Packaging & Containers)	320	8,291
Best Buy Co., Inc. (Retail)	1,008	37,820
Big Lots, Inc.* (Retail)	240	6,005
Biogen Idec, Inc.* (Biotechnology)	848	42,841
BJ Services Co. (Oil & Gas Services)	864	16,788
Black & Decker Corp. (Hand/Machine Tools)	176	8,147
BMC Software, Inc.* (Software)	544	20,416
Boeing Co. (Aerospace/Defense)	2,128	115,231
Boston Properties, Inc. (REIT)	400	26,220
Boston Scientific Corp.* (Healthcare - Products)	4,416	46,765
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,808	130,796
Broadcom Corp. - Class A* (Semiconductors)	1,264	38,792
Brown-Forman Corp. (Beverages)	320	15,430
Burlington Northern Santa Fe Corp. (Transportation)	768	61,309
C.H. Robinson Worldwide, Inc. (Transportation)	496	28,644
CA, Inc. (Software)	1,168	25,684
Cabot Oil & Gas Corp. (Oil & Gas)	304	10,868
Cameron International Corp.* (Oil & Gas Services)	640	24,205
Campbell Soup Co. (Food)	560	18,267
Capital One Financial Corp. (Diversified Financial Services)	1,328	47,449
Cardinal Health, Inc. (Pharmaceuticals)	1,056	28,301
CareFusion Corp.* (Healthcare - Products)	528	11,510
Carnival Corp. - Class A (Leisure Time)	1,280	42,598
Caterpillar, Inc. (Machinery - Construction & Mining)	1,824	93,626
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	704	8,265
CBS Corp. - Class B (Media)	1,984	23,907
Celgene Corp.* (Biotechnology)	1,344	75,130

See accompanying notes to the Schedules of Portfolio Investments.

CenterPoint Energy, Inc. (Electric)	1,136	14,120
CenturyTel, Inc. (Telecommunications)	864	29,030
Cephalon, Inc.* (Pharmaceuticals)	224	13,046
CF Industries Holdings, Inc. (Chemicals)	144	12,417
Chesapeake Energy Corp. (Oil & Gas)	1,888	53,619
Chevron Corp. (Oil & Gas)	5,872	413,565
Chubb Corp. (Insurance)	1,024	51,620
Ciena Corp.* (Telecommunications)	272	4,428
CIGNA Corp. (Insurance)	800	22,472
Cincinnati Financial Corp. (Insurance)	480	12,475
Cintas Corp. (Textiles)	384	11,639
Cisco Systems, Inc.* (Telecommunications)	16,912	398,109
Citigroup, Inc. (Diversified Financial Services)	38,240	185,082
Citrix Systems, Inc.* (Software)	544	21,341
Clorox Co. (Household Products/Wares)	416	24,469
CME Group, Inc. (Diversified Financial Services)	192	59,172
CMS Energy Corp. (Electric)	672	9,005
Coach, Inc. (Apparel)	928	30,550
Coca-Cola Co. (Beverages)	6,800	365,160
Coca-Cola Enterprises, Inc. (Beverages)	928	19,868
Cognizant Technology Solutions Corp.* (Computers)	864	33,402
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,456	111,064
Comcast Corp. - Class A (Media)	8,416	142,146
Comerica, Inc. (Banks)	448	13,292
Computer Sciences Corp.* (Computers)	448	23,614
Compuware Corp.* (Software)	704	5,160
ConAgra Foods, Inc. (Food)	1,296	28,097
ConocoPhillips (Oil & Gas)	4,352	196,536
CONSOL Energy, Inc. (Coal)	528	23,818
Consolidated Edison, Inc. (Electric)	800	32,752
Constellation Brands, Inc.* (Beverages)	576	8,726
Constellation Energy Group, Inc. (Electric)	592	19,163
Convergys Corp.* (Commercial Services)	368	3,658
Corning, Inc. (Telecommunications)	4,560	69,814
Costco Wholesale Corp. (Retail)	1,280	72,269
Coventry Health Care, Inc.* (Healthcare - Services)	432	8,623
CSX Corp. (Transportation)	1,152	48,223
Cummins, Inc. (Machinery - Diversified)	592	26,528
CVS Corp. (Retail)	4,224	150,966
D.R. Horton, Inc. (Home Builders)	816	9,311
Danaher Corp. (Miscellaneous Manufacturing)	752	50,625
Darden Restaurants, Inc. (Retail)	416	14,198
DaVita, Inc.* (Healthcare - Services)	304	17,219
Dean Foods Co.* (Food)	528	9,393
Deere & Co. (Machinery - Diversified)	1,232	52,877
Dell, Inc.* (Computers)	5,040	76,910
Denbury Resources, Inc.* (Oil & Gas)	736	11,136
DENTSPLY International, Inc. (Healthcare - Products)	432	14,921
Devon Energy Corp. (Oil & Gas)	1,296	87,260
DeVry, Inc. (Commercial Services)	176	9,736
Diamond Offshore Drilling, Inc. (Oil & Gas)	208	19,868
DIRECTV Group, Inc.* (Media)	1,312	36,185
Discover Financial Services (Diversified Financial Services)	1,568	25,449
Dominion Resources, Inc. (Electric)	1,744	60,168
Dover Corp. (Miscellaneous Manufacturing)	544	21,085
Dr. Pepper Snapple Group, Inc.* (Beverages)	752	21,620
DTE Energy Co. (Electric)	480	16,867
Duke Energy Corp. (Electric)	3,808	59,938
Dun & Bradstreet Corp. (Software)	160	12,051
Dynegy, Inc. - Class A* (Electric)	1,488	3,794
E* TRADE Financial Corp.* (Diversified Financial Services)	2,720	4,760
E.I. du Pont de Nemours & Co. (Chemicals)	2,656	85,364
Eastman Chemical Co. (Chemicals)	208	11,136
Eastman Kodak Co. (Miscellaneous Manufacturing)	784	3,748
Eaton Corp. (Miscellaneous Manufacturing)	480	27,163
eBay, Inc.* (Internet)	3,296	77,819
Ecolab, Inc. (Chemicals)	688	31,806
Edison International (Electric)	960	32,237
El Paso Corp. (Pipelines)	2,048	21,135
Electronic Arts, Inc.* (Software)	944	17,983
Eli Lilly & Co. (Pharmaceuticals)	2,960	97,769
EMC Corp.* (Computers)	5,920	100,877
Emerson Electric Co. (Electrical Components & Equipment)	2,208	88,497
Ensco International, Inc. (Oil & Gas)	416	17,697
Entergy Corp. (Electric)	576	45,999
EOG Resources, Inc. (Oil & Gas)	736	61,463
EQT Corp. (Oil & Gas)	384	16,358
Equifax, Inc. (Commercial Services)	368	10,724
Equity Residential Properties Trust (REIT)	800	24,560
Exelon Corp. (Electric)	1,936	96,064
Expedia, Inc.* (Internet)	624	14,945
Expeditors International of Washington, Inc. (Transportation)	624	21,934
Express Scripts, Inc.* (Pharmaceuticals)	800	62,064
Exxon Mobil Corp. (Oil & Gas)	14,096	967,127
Family Dollar Stores, Inc. (Retail)	416	10,982
Fastenal Co. (Distribution/Wholesale)	384	14,861
Federated Investors, Inc. - Class B (Diversified Financial Services)	256	6,751
FedEx Corp. (Transportation)	912	68,601
Fidelity National Information Services, Inc. (Software)	560	14,286
Fifth Third Bancorp (Banks)	2,336	23,664
First Horizon National Corp.* (Banks)	640	8,467
FirstEnergy Corp. (Electric)	896	40,965
Fiserv, Inc.* (Software)	448	21,594
FLIR Systems, Inc.* (Electronics)	448	12,531

See accompanying notes to the Schedules of Portfolio Investments.

Flowserve Corp. (Machinery - Diversified)	160	15,766
Fluor Corp. (Engineering & Construction)	528	26,849
FMC Corp. (Chemicals)	208	11,700
FMC Technologies, Inc.* (Oil & Gas Services)	352	18,388
Ford Motor Co.* (Auto Manufacturers)	9,440	68,062
Forest Laboratories, Inc.* (Pharmaceuticals)	880	25,907
Fortune Brands, Inc. (Household Products/Wares)	448	19,255
FPL Group, Inc. (Electric)	1,200	66,276
Franklin Resources, Inc. (Diversified Financial Services)	432	43,459
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,200	82,332
Frontier Communications Corp. (Telecommunications)	912	6,876
GameStop Corp. - Class A* (Retail)	480	12,706
Gannett Co., Inc. (Media)	688	8,607
General Dynamics Corp. (Aerospace/Defense)	1,136	73,386
General Electric Co. (Miscellaneous Manufacturing)	31,152	511,516
General Mills, Inc. (Food)	960	61,805
Genuine Parts Co. (Distribution/Wholesale)	464	17,660
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,408	16,826
Genzyme Corp.* (Biotechnology)	800	45,384
Gilead Sciences, Inc.* (Pharmaceuticals)	2,656	123,716
Goodrich Corp. (Aerospace/Defense)	368	19,997
Google, Inc. - Class A* (Internet)	704	349,078
H & R Block, Inc. (Commercial Services)	976	17,939
Halliburton Co. (Oil & Gas Services)	2,640	71,597
Harley-Davidson, Inc. (Leisure Time)	688	15,824
Harman International Industries, Inc. (Home Furnishings)	208	7,047
Harris Corp. (Telecommunications)	384	14,438
Hartford Financial Services Group, Inc. (Insurance)	1,120	29,680
Hasbro, Inc. (Toys/Games/Hobbies)	368	10,212
HCP, Inc. (REIT)	864	24,831
Health Care REIT, Inc. (REIT)	352	14,650
Heinz (H.J.) Co. (Food)	928	36,888
Hess Corp. (Oil & Gas)	848	45,334
Hewlett-Packard Co. (Computers)	6,944	327,826
Home Depot, Inc. (Retail)	4,992	132,987
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,208	82,027
Hormel Foods Corp. (Food)	208	7,388
Hospira, Inc.* (Pharmaceuticals)	480	21,408
Host Marriott Corp. (REIT)	1,776	20,904
Hudson City Bancorp, Inc. (Savings & Loans)	1,376	18,094
Humana, Inc.* (Healthcare - Services)	496	18,501
Huntington Bancshares, Inc. (Banks)	1,664	7,837
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,136	48,519
IMS Health, Inc. (Software)	528	8,105
Integrys Energy Group, Inc. (Electric)	224	8,039
Intel Corp. (Semiconductors)	16,416	321,261
IntercontinentalExchange, Inc.* (Diversified Financial Services)	208	20,216
International Business Machines Corp. (Computers)	3,840	459,302
International Flavors & Fragrances, Inc. (Chemicals)	224	8,496
International Game Technology (Entertainment)	864	18,559
International Paper Co. (Forest Products & Paper)	1,264	28,099
Interpublic Group of Cos., Inc.* (Advertising)	1,424	10,708
Intuit, Inc.* (Software)	944	26,904
Intuitive Surgical, Inc.* (Healthcare - Products)	112	29,372
Invesco, Ltd. (Diversified Financial Services)	1,216	27,676
Iron Mountain, Inc.* (Commercial Services)	528	14,076
ITT Industries, Inc. (Miscellaneous Manufacturing)	528	27,535
J.C. Penney Co., Inc. (Retail)	688	23,220
J.P. Morgan Chase & Co. (Diversified Financial Services)	11,536	505,508
Jabil Circuit, Inc. (Electronics)	544	7,295
Jacobs Engineering Group, Inc.* (Engineering & Construction)	368	16,910
Janus Capital Group, Inc. (Diversified Financial Services)	528	7,487
JDS Uniphase Corp.* (Telecommunications)	640	4,550
JM Smucker Co. (Food)	352	18,660
Johnson & Johnson (Healthcare - Products)	8,080	491,991
Johnson Controls, Inc. (Auto Parts & Equipment)	1,744	44,577
Juniper Networks, Inc.* (Telecommunications)	1,536	41,503
KB Home (Home Builders)	224	3,721
Kellogg Co. (Food)	752	37,021
KeyCorp (Banks)	2,576	16,744
Kimberly-Clark Corp. (Household Products/Wares)	1,216	71,720
Kimco Realty Corp. (REIT)	1,104	14,396
King Pharmaceuticals, Inc.* (Pharmaceuticals)	720	7,754
KLA-Tencor Corp. (Semiconductors)	496	17,787
Kohls Corp.* (Retail)	896	51,117
Kraft Foods, Inc. (Food)	4,320	113,486
Kroger Co. (Food)	1,904	39,299
L-3 Communications Holdings, Inc. (Aerospace/Defense)	336	26,988
Laboratory Corp. of America Holdings* (Healthcare - Services)	320	21,024
Legg Mason, Inc. (Diversified Financial Services)	480	14,894
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	464	9,002
Lennar Corp. - Class A (Home Builders)	448	6,384

See accompanying notes to the Schedules of Portfolio Investments.

Leucadia National Corp.* (Holding Companies - Diversified)	560	13,843
Lexmark International, Inc. - Class A* (Computers)	224	4,825
Life Technologies Corp.* (Biotechnology)	512	23,834
Limited, Inc. (Retail)	784	13,320
Lincoln National Corp. (Insurance)	880	22,801
Linear Technology Corp. (Semiconductors)	656	18,125
Lockheed Martin Corp. (Aerospace/Defense)	944	73,708
Loews Corp. (Insurance)	1,072	36,716
Lorillard, Inc. (Agriculture)	480	35,664
Lowe’s Cos., Inc. (Retail)	4,336	90,796
LSI Logic Corp.* (Semiconductors)	1,904	10,453
M&T Bank Corp. (Banks)	240	14,957
Macy’s, Inc. (Retail)	1,232	22,533
Marathon Oil Corp. (Oil & Gas)	2,080	66,352
Marriott International, Inc. - Class A (Lodging)	736	20,306
Marsh & McLennan Cos., Inc. (Insurance)	1,536	37,985
Marshall & Ilsley Corp. (Banks)	1,072	8,651
Masco Corp. (Building Materials)	1,056	13,644
Massey Energy Co. (Coal)	256	7,140
MasterCard, Inc. - Class A (Software)	288	58,219
Mattel, Inc. (Toys/Games/Hobbies)	1,056	19,494
MBIA, Inc.* (Insurance)	464	3,601
McAfee, Inc.* (Internet)	464	20,319
McCormick & Co., Inc. (Food)	384	13,033
McDonald’s Corp. (Retail)	3,200	182,624
McGraw-Hill Cos., Inc. (Media)	928	23,330
McKesson Corp. (Commercial Services)	784	46,687
MeadWestvaco Corp. (Forest Products & Paper)	496	11,066
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,392	76,992
Medtronic, Inc. (Healthcare - Products)	3,248	119,526
MEMC Electronic Materials, Inc.* (Semiconductors)	656	10,909
Merck & Co., Inc. (Pharmaceuticals)	6,176	195,347
Meredith Corp. (Media)	112	3,353
MetLife, Inc. (Insurance)	2,400	91,368
MetroPCS Communications, Inc.* (Telecommunications)	768	7,188
Microchip Technology, Inc. (Semiconductors)	544	14,416
Micron Technology, Inc.* (Semiconductors)	2,480	20,336
Microsoft Corp. (Software)	22,720	588,221
Millipore Corp.* (Biotechnology)	160	11,253
Molex, Inc. (Electrical Components & Equipment)	400	8,352
Molson Coors Brewing Co. - Class B (Beverages)	464	22,588
Monsanto Co. (Agriculture)	1,600	123,840
Monster Worldwide, Inc.* (Internet)	368	6,433
Moody’s Corp. (Commercial Services)	576	11,785
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,984	123,026
Motorola, Inc. (Telecommunications)	6,736	57,862
Murphy Oil Corp. (Oil & Gas)	560	32,239
Mylan Laboratories, Inc.* (Pharmaceuticals)	896	14,345
Nabors Industries, Ltd.* (Oil & Gas)	832	17,389
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	416	8,757
National Semiconductor Corp. (Semiconductors)	688	9,818
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,232	53,136
NetApp, Inc.* (Computers)	992	26,467
Newell Rubbermaid, Inc. (Housewares)	816	12,803
Newmont Mining Corp. (Mining)	1,440	63,389
News Corp. - Class A (Media)	6,592	79,038
Nicor, Inc. (Gas)	128	4,684
NIKE, Inc. - Class B (Apparel)	1,136	73,499
NiSource, Inc. (Electric)	800	11,112
Noble Energy, Inc. (Oil & Gas)	512	33,772
Nordstrom, Inc. (Retail)	480	14,659
Norfolk Southern Corp. (Transportation)	1,072	46,214
Northeast Utilities System (Electric)	512	12,155
Northern Trust Corp. (Banks)	704	40,945
Northrop Grumman Corp. (Aerospace/Defense)	928	48,024
Novell, Inc.* (Software)	1,024	4,618
Novellus Systems, Inc.* (Semiconductors)	288	6,042
Nucor Corp. (Iron/Steel)	928	43,625
NVIDIA Corp.* (Semiconductors)	1,600	24,048
NYSE Euronext (Diversified Financial Services)	768	22,188
O’Reilly Automotive, Inc.* (Retail)	400	14,456
Occidental Petroleum Corp. (Oil & Gas)	2,384	186,906
Office Depot, Inc.* (Retail)	800	5,296
Omnicom Group, Inc. (Advertising)	912	33,689
Oracle Corp. (Software)	11,456	238,743
Owens-Illinois, Inc.* (Packaging & Containers)	496	18,302
PACCAR, Inc. (Auto Manufacturers)	1,072	40,425
Pactiv Corp.* (Packaging & Containers)	384	10,003
Pall Corp. (Miscellaneous Manufacturing)	352	11,363
Parker Hannifin Corp. (Miscellaneous Manufacturing)	464	24,054
Patterson Cos., Inc.* (Healthcare - Products)	272	7,412
Paychex, Inc. (Commercial Services)	944	27,423
Peabody Energy Corp. (Coal)	784	29,180
People’s United Financial, Inc. (Banks)	1,024	15,933
Pepco Holdings, Inc. (Electric)	640	9,523
PepsiCo, Inc. (Beverages)	4,560	267,490
PerkinElmer, Inc. (Electronics)	336	6,465
Pfizer, Inc. (Pharmaceuticals)	19,792	327,558
PG&E Corp. (Electric)	1,088	44,053
Philip Morris International, Inc. (Commercial Services)	5,664	276,063
Pinnacle West Capital Corp. (Electric)	304	9,977

See accompanying notes to the Schedules of Portfolio Investments.

Pioneer Natural Resources Co. (Oil & Gas)	336	12,193
Pitney Bowes, Inc. (Office/Business Equipment)	608	15,109
Plum Creek Timber Co., Inc. (Forest Products & Paper)	480	14,707
PNC Financial Services Group (Banks)	1,360	66,082
Polo Ralph Lauren Corp. (Apparel)	176	13,485
PPG Industries, Inc. (Chemicals)	480	27,941
PPL Corp. (Electric)	1,104	33,495
Praxair, Inc. (Chemicals)	896	73,194
Precision Castparts Corp. (Metal Fabricate/Hardware)	416	42,378
Principal Financial Group, Inc. (Insurance)	928	25,418
Procter & Gamble Co. (Cosmetics/Personal Care)	8,560	495,795
Progress Energy, Inc. (Electric)	816	31,873
Progressive Corp.* (Insurance)	1,984	32,895
ProLogis (REIT)	1,296	15,448
Prudential Financial, Inc. (Insurance)	1,360	67,878
Public Service Enterprise Group, Inc. (Electric)	1,488	46,783
Public Storage, Inc. (REIT)	400	30,096
Pulte Homes, Inc. (Home Builders)	928	10,199
QLogic Corp.* (Semiconductors)	352	6,054
Qualcomm, Inc. (Telecommunications)	4,880	219,502
Quanta Services, Inc.* (Commercial Services)	576	12,747
Quest Diagnostics, Inc. (Healthcare - Services)	464	24,216
Questar Corp. (Pipelines)	512	19,231
Qwest Communications International, Inc. (Telecommunications)	4,352	16,581
R.R. Donnelley & Sons Co. (Commercial Services)	608	12,926
RadioShack Corp. (Retail)	368	6,098
Range Resources Corp. (Oil & Gas)	464	22,903
Raytheon Co. (Aerospace/Defense)	1,136	54,494
Red Hat, Inc.* (Software)	544	15,036
Regions Financial Corp. (Banks)	3,488	21,660
Republic Services, Inc. (Environmental Control)	944	25,082
Reynolds American, Inc. (Agriculture)	496	22,082
Robert Half International, Inc. (Commercial Services)	448	11,209
Rockwell Automation, Inc. (Machinery - Diversified)	416	17,722
Rockwell Collins, Inc. (Aerospace/Defense)	464	23,571
Rowan Cos., Inc. (Oil & Gas)	336	7,752
Ryder System, Inc. (Transportation)	160	6,250
Safeway, Inc. (Food)	1,216	23,980
Salesforce.com, Inc.* (Software)	320	18,218
SanDisk Corp.* (Computers)	672	14,582
Sara Lee Corp. (Food)	2,032	22,636
SCANA Corp. (Electric)	320	11,168
Schering-Plough Corp. (Pharmaceuticals)	4,784	135,148
Schlumberger, Ltd. (Oil & Gas Services)	3,504	208,838
Scripps Networks Interactive - Class A (Entertainment)	256	9,459
Sealed Air Corp. (Packaging & Containers)	464	9,108
Sears Holdings Corp.* (Retail)	144	9,405
Sempra Energy (Gas)	720	35,863
Sherwin-Williams Co. (Chemicals)	288	17,326
Sigma-Aldrich Corp. (Chemicals)	352	19,001
Simon Property Group, Inc. (REIT)	834	57,905
SLM Corp.* (Diversified Financial Services)	1,376	11,999
Smith International, Inc. (Oil & Gas Services)	640	18,368
Snap-on, Inc. (Hand/Machine Tools)	176	6,118
Southern Co. (Electric)	2,336	73,981
Southwest Airlines Co. (Airlines)	2,176	20,890
Southwestern Energy Co.* (Oil & Gas)	1,008	43,021
Spectra Energy Corp. (Pipelines)	1,888	35,759
Sprint Nextel Corp.* (Telecommunications)	8,432	33,306
St. Jude Medical, Inc.* (Healthcare - Products)	1,024	39,946
Staples, Inc. (Retail)	2,112	49,041
Starbucks Corp.* (Retail)	2,160	44,604
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	544	17,968
State Street Corp. (Banks)	1,456	76,586
Stericycle, Inc.* (Environmental Control)	256	12,403
Stryker Corp. (Healthcare - Products)	832	37,798
Sun Microsystems, Inc.* (Computers)	2,208	20,071
Sunoco, Inc. (Oil & Gas)	336	9,559
SunTrust Banks, Inc. (Banks)	1,456	32,833
SuperValu, Inc. (Food)	624	9,397
Symantec Corp.* (Internet)	2,384	39,264
Sysco Corp. (Food)	1,728	42,941
T. Rowe Price Group, Inc. (Diversified Financial Services)	752	34,366
Target Corp. (Retail)	2,208	103,069
TECO Energy, Inc. (Electric)	624	8,786
Tellabs, Inc.* (Telecommunications)	1,168	8,083
Tenet Healthcare Corp.* (Healthcare - Services)	1,264	7,432
Teradata Corp.* (Computers)	496	13,650
Teradyne, Inc.* (Semiconductors)	512	4,736
Tesoro Petroleum Corp. (Oil & Gas)	416	6,232
Texas Instruments, Inc. (Semiconductors)	3,696	87,558
Textron, Inc. (Miscellaneous Manufacturing)	800	15,184
The AES Corp.* (Electric)	1,952	28,929
The Charles Schwab Corp. (Diversified Financial Services)	2,784	53,314
The Dow Chemical Co. (Chemicals)	3,360	87,595
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	352	13,052
The Gap, Inc. (Retail)	1,408	30,131
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,504	277,262
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	704	11,989
The Hershey Co. (Food)	480	18,653

See accompanying notes to the Schedules of Portfolio Investments.

The New York Times Co. - Class A (Media)	336	2,728
The Pepsi Bottling Group, Inc. (Beverages)	416	15,159
The Stanley Works (Hand/Machine Tools)	240	10,246
The Travelers Cos., Inc. (Insurance)	1,664	81,919
The Williams Cos., Inc. (Pipelines)	1,712	30,593
Thermo Fisher Scientific, Inc.* (Electronics)	1,200	52,404
Tiffany & Co. (Retail)	368	14,179
Time Warner Cable, Inc.* (Media)	1,040	44,814
Time Warner, Inc. (Media)	3,472	99,924
Titanium Metals Corp. (Mining)	256	2,455
TJX Cos., Inc. (Retail)	1,248	46,363
Torchmark Corp. (Insurance)	240	10,423
Total System Services, Inc. (Software)	576	9,279
Tyson Foods, Inc. - Class A (Food)	896	11,316
U.S. Bancorp (Banks)	5,600	122,416
Union Pacific Corp. (Transportation)	1,472	85,891
United Parcel Service, Inc. - Class B (Transportation)	2,912	164,441
United States Steel Corp. (Iron/Steel)	416	18,458
United Technologies Corp. (Aerospace/Defense)	2,752	167,679
UnitedHealth Group, Inc. (Healthcare - Services)	3,408	85,336
UnumProvident Corp. (Insurance)	976	20,925
V.F. Corp. (Apparel)	256	18,542
Valero Energy Corp. (Oil & Gas)	1,648	31,955
Varian Medical Systems, Inc.* (Healthcare - Products)	368	15,504
Ventas, Inc. (REIT)	464	17,864
VeriSign, Inc.* (Internet)	560	13,266
Verizon Communications, Inc. (Telecommunications)	8,320	251,846
Viacom, Inc. - Class B* (Media)	1,776	49,799
Vornado Realty Trust (REIT)	464	29,886
Vulcan Materials Co. (Building Materials)	368	19,898
W.W. Grainger, Inc. (Distribution/Wholesale)	176	15,727
Wal-Mart Stores, Inc. (Retail)	6,336	311,034
Walgreen Co. (Retail)	2,912	109,113
Walt Disney Co. (Media)	5,456	149,822
Washington Post Co. - Class B (Media)	16	7,489
Waste Management, Inc. (Environmental Control)	1,440	42,941
Waters Corp.* (Electronics)	288	16,088
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	304	11,139
WellPoint, Inc.* (Healthcare - Services)	1,392	65,925
Wells Fargo & Co. (Banks)	13,696	385,953
Western Digital Corp.* (Computers)	656	23,964
Western Union Co. (Commercial Services)	2,064	39,051
Weyerhaeuser Co. (Forest Products & Paper)	624	22,870
Whirlpool Corp. (Home Furnishings)	224	15,671
Whole Foods Market, Inc.* (Food)	416	12,684
Windstream Corp. (Telecommunications)	1,280	12,966
Wisconsin Energy Corp. (Electric)	336	15,177
Wyeth (Pharmaceuticals)	3,920	190,434
Wyndham Worldwide Corp. (Lodging)	528	8,617
Wynn Resorts, Ltd.* (Lodging)	208	14,745
Xcel Energy, Inc. (Electric)	1,328	25,551
Xerox Corp. (Office/Business Equipment)	2,544	19,691
Xilinx, Inc. (Semiconductors)	816	19,111
XL Capital, Ltd. - Class A (Insurance)	1,008	17,600
XTO Energy, Inc. (Oil & Gas)	1,696	70,079
Yahoo!, Inc.* (Internet)	3,504	62,406
YUM! Brands, Inc. (Retail)	1,360	45,914
Zimmer Holdings, Inc.* (Healthcare - Products)	624	33,353
Zions Bancorp (Banks)	368	6,613

TOTAL COMMON STOCKS
(Cost $23,429,590)		27,367,644

	Principal Amount

Repurchase Agreements (13.5%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $550,000 (Collateralized by $563,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $562,948)	$550,000	550,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $1,323,000 (Collateralized by $1,344,000 of various U.S. Government Agency Obligations, 1.10%-3.00%, 3/30/10-1/13/14, market value $1,355,737)	1,323,000	1,323,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $2,874,001 (Collateralized by $2,937,000 of various U.S. Government Agency Obligations, 1.25%-2.17%, 12/30/10-3/21/13, market value $2,933,462)	2,874,000	2,874,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $103,000 (Collateralized by $106,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $106,878)	103,000	103,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $37,000 (Collateralized by $40,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $40,675)	37,000	37,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,887,000)		4,887,000

TOTAL INVESTMENT SECURITIES
(Cost $28,316,590)—89.0%		32,254,644
Net other assets (liabilities)—11.0%		3,982,170

NET ASSETS—100.0%		$36,236,814

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $2,160,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

	Contracts	Unrealized Appreciation (Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/18/09 (Underlying notional amount at value $22,549,313)	429	$195,149

	Notional Amount at Value	Unrealized Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$16,017,782	$(53,882)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	6,171,979	(33,898)

ProFund VP UltraBull invested in the following industries as of September 30, 2009:
		% of
	Value	Net Assets

Advertising	$44,397	0.1%
Aerospace/Defense	603,078	1.8%
Agriculture	345,038	1.0%
Airlines	20,890	0.1%
Apparel	136,076	0.4%
Auto Manufacturers	108,487	0.3%
Auto Parts & Equipment	56,566	0.1%
Banks	1,448,249	4.0%
Beverages	736,041	2.0%
Biotechnology	377,686	1.0%
Building Materials	33,542	0.1%
Chemicals	444,754	1.1%
Coal	60,138	0.2%
Commercial Services	521,135	1.3%
Computers	1,627,502	4.5%
Cosmetics/Personal Care	662,293	1.8%
Distribution/Wholesale	48,248	0.1%
Diversified Financial Services	1,641,204	4.6%
Electric	941,635	2.5%
Electrical Components & Equipment	96,849	0.2%
Electronics	141,525	0.3%
Engineering & Construction	43,759	0.2%
Entertainment	28,018	0.1%
Environmental Control	80,426	0.2%
Food	524,944	1.5%
Forest Products & Paper	76,742	0.2%
Gas	40,547	0.1%
Hand/Machine Tools	24,511	NM
Healthcare - Products	1,020,180	2.7%
Healthcare - Services	283,898	0.9%
Holding Companies - Diversified	13,843	NM
Home Builders	29,615	NM
Home Furnishings	22,718	NM
Household Products/Wares	127,543	0.4%
Housewares	12,803	NM
Insurance	734,079	2.2%
Internet	684,725	1.9%
Iron/Steel	78,474	0.2%
Leisure Time	58,422	0.1%
Lodging	61,636	0.2%
Machinery - Construction & Mining	93,626	0.3%
Machinery - Diversified	112,893	0.4%
Media	671,142	1.8%
Metal Fabricate/Hardware	42,378	0.1%
Mining	185,752	0.5%
Miscellaneous Manufacturing	982,963	2.6%
Office/Business Equipment	34,800	0.1%
Oil & Gas	2,622,608	7.4%
Oil & Gas Services	450,226	1.5%
Packaging & Containers	59,086	0.1%
Pharmaceuticals	1,755,917	4.8%
Pipelines	106,718	0.4%
REIT	299,171	1.0%
Real Estate	8,265	NM
Retail	1,681,108	4.3%
Savings & Loans	18,094	0.1%
Semiconductors	712,197	2.0%
Software	1,230,451	3.5%
Telecommunications	1,685,180	4.6%
Textiles	11,639	NM
Toys/Games/Hobbies	29,706	0.1%
Transportation	531,508	1.5%
Other**	8,869,170	24.5%

Total	$36,236,814	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$27,367,644	$-	$27,367,644
Repurchase Agreements	-	4,887,000	4,887,000

Total Investment Securities	27,367,644	4,887,000	32,254,644

Other Financial Instruments^	195,149	(87,780)	107,369

Total Investments	$27,562,793	$4,799,220	$32,362,013

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (71.5%)
3Com Corp.* (Telecommunications)	10,050	$52,562
99 Cents Only Stores* (Retail)	1,005	13,517
Aaron’s, Inc. (Commercial Services)	1,206	31,838
ACI Worldwide, Inc.* (Software)	804	12,165
Acxiom Corp.* (Software)	2,010	19,015
ADC Telecommunications, Inc.* (Telecommunications)	2,412	20,116
ADTRAN, Inc. (Telecommunications)	1,407	34,542
Advance Auto Parts, Inc. (Retail)	2,412	94,743
Advent Software, Inc.* (Software)	201	8,090
Aecom Technology Corp.* (Engineering & Construction)	2,814	76,372
Aeropostale, Inc.* (Retail)	1,608	69,900
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,005	65,335
Affymetrix, Inc.* (Biotechnology)	1,809	15,883
AGCO Corp.* (Machinery - Diversified)	2,211	61,090
AGL Resources, Inc. (Gas)	1,809	63,803
AirTran Holdings, Inc.* (Airlines)	3,015	18,844
Alaska Air Group, Inc.* (Airlines)	804	21,539
Albemarle Corp. (Chemicals)	2,211	76,501
Alberto-Culver Co. (Cosmetics/Personal Care)	2,010	55,637
Alexander & Baldwin, Inc. (Transportation)	1,005	32,250
Alexandria Real Estate Equities, Inc. (REIT)	1,005	54,622
Alliance Data Systems Corp.* (Commercial Services)	1,206	73,662
Alliant Energy Corp. (Electric)	2,814	78,370
Alliant Techsystems, Inc.* (Aerospace/Defense)	804	62,591
AMB Property Corp. (REIT)	3,618	83,033
American Eagle Outfitters, Inc. (Retail)	5,226	88,110
American Financial Group, Inc. (Insurance)	2,010	51,255
American Greetings Corp. - Class A (Household Products/Wares)	1,005	22,412
AmeriCredit Corp.* (Diversified Financial Services)	2,412	38,085
Ametek, Inc. (Electrical Components & Equipment)	2,613	91,220
AnnTaylor Stores Corp.* (Retail)	1,407	22,357
ANSYS, Inc.* (Software)	2,211	82,846
Apollo Investment Corp. (Investment Companies)	4,020	38,391
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,608	60,075
Aqua America, Inc. (Water)	3,417	60,276
Arch Coal, Inc. (Coal)	4,020	88,963
Arrow Electronics, Inc.* (Electronics)	3,015	84,872
Arthur J. Gallagher & Co. (Insurance)	2,412	58,780
Ashland, Inc. (Chemicals)	1,809	78,185
Associated Banc-Corp (Banks)	3,216	36,727
Astoria Financial Corp. (Savings & Loans)	2,010	22,190
Atmel Corp.* (Semiconductors)	11,457	48,005
Avnet, Inc.* (Electronics)	3,819	99,179
Avocent Corp.* (Internet)	1,005	20,371
BancorpSouth, Inc. (Banks)	1,809	44,158
Bank of Hawaii Corp. (Banks)	1,206	50,097
Barnes & Noble, Inc. (Retail)	1,005	22,331
BE Aerospace, Inc.* (Aerospace/Defense)	2,412	48,578
Beckman Coulter, Inc. (Healthcare - Products)	1,608	110,856
Bill Barrett Corp.* (Oil & Gas)	804	26,363
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	402	36,936
BJ’s Wholesale Club, Inc.* (Retail)	1,407	50,962
Black Hills Corp. (Electric)	804	20,237
Blyth, Inc. (Household Products/Wares)	201	7,785
Bob Evans Farms, Inc. (Retail)	603	17,523
BorgWarner, Inc. (Auto Parts & Equipment)	2,814	85,152
Boyd Gaming Corp.* (Lodging)	1,407	15,379
BRE Properties, Inc. - Class A (REIT)	1,206	37,748
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,005	30,944
Brinker International, Inc. (Retail)	2,613	41,102
Broadridge Financial Solutions, Inc. (Software)	3,417	68,682
Brown & Brown, Inc. (Insurance)	3,015	57,767
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,809	64,437
Cabot Corp. (Chemicals)	1,608	37,161
Cadence Design Systems, Inc.* (Computers)	6,834	50,162
Callaway Golf Co. (Leisure Time)	1,608	12,237
Camden Property Trust (REIT)	1,608	64,802
Career Education Corp.* (Commercial Services)	1,608	39,203
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,407	47,711
Carmax, Inc.* (Retail)	5,628	117,625
Carpenter Technology Corp. (Iron/Steel)	1,005	23,507
Cathay Bancorp, Inc. (Banks)	1,206	9,757
Cerner Corp.* (Software)	1,608	120,278
Charles River Laboratories International, Inc.* (Biotechnology)	1,608	59,464
Cheesecake Factory, Inc.* (Retail)	1,407	26,058
Chico’s FAS, Inc.* (Retail)	4,422	57,486
Chipotle Mexican Grill, Inc. - Class A* (Retail)	804	78,028
Church & Dwight, Inc. (Household Products/Wares)	1,809	102,643
Cimarex Energy Co. (Oil & Gas)	2,010	87,073
Cincinnati Bell, Inc.* (Telecommunications)	5,427	18,995
City National Corp. (Banks)	1,005	39,125
Clean Harbors, Inc.* (Environmental Control)	402	22,617
Cleco Corp. (Electric)	1,407	35,288
Cliffs Natural Resources, Inc. (Iron/Steel)	3,216	104,070
Coldwater Creek, Inc.* (Retail)	1,407	11,537
Collective Brands, Inc.* (Retail)	1,608	27,867
Commerce Bancshares, Inc. (Banks)	1,608	59,882
Commercial Metals Co. (Metal Fabricate/Hardware)	2,814	50,371

See accompanying notes to the Schedules of Portfolio Investments.

Commscope, Inc.* (Telecommunications)	2,211	66,175
Community Health Systems, Inc.* (Healthcare - Services)	2,211	70,597
Comstock Resources, Inc.* (Oil & Gas)	1,005	40,280
Con-way, Inc. (Transportation)	1,206	46,214
Copart, Inc.* (Retail)	1,608	53,402
Corinthian Colleges, Inc.* (Commercial Services)	2,211	41,036
Corn Products International, Inc. (Food)	1,809	51,593
Corporate Office Properties Trust (REIT)	1,407	51,890
Corrections Corp. of America* (Commercial Services)	2,814	63,737
Cousins Properties, Inc. (REIT)	2,217	18,357
Covance, Inc.* (Healthcare - Services)	1,608	87,073
Crane Co. (Miscellaneous Manufacturing)	1,005	25,939
Cree Research, Inc.* (Semiconductors)	2,412	88,641
Cullen/Frost Bankers, Inc. (Banks)	1,407	72,657
Cytec Industries, Inc. (Chemicals)	1,206	39,159
Deluxe Corp. (Commercial Services)	1,206	20,623
Dick’s Sporting Goods, Inc.* (Retail)	2,211	49,526
Diebold, Inc. (Computers)	1,608	52,951
Digital River, Inc.* (Internet)	804	32,417
Dollar Tree, Inc.* (Retail)	2,211	107,631
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,809	62,646
DPL, Inc. (Electric)	2,814	73,445
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,809	64,346
DST Systems, Inc.* (Computers)	1,005	45,024
Duke-Weeks Realty Corp. (REIT)	5,628	67,592
Dycom Industries, Inc.* (Engineering & Construction)	804	9,889
Eaton Vance Corp. (Diversified Financial Services)	3,015	84,390
Edwards Lifesciences Corp.* (Healthcare - Products)	1,407	98,363
Encore Acquisition Co.* (Oil & Gas)	1,407	52,622
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,015	68,229
Energen Corp. (Gas)	1,809	77,968
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,608	106,675
Equinix, Inc.* (Internet)	804	73,968
Equity One, Inc. (REIT)	804	12,599
Essex Property Trust, Inc. (REIT)	603	47,987
Everest Re Group, Ltd. (Insurance)	1,407	123,394
Exterran Holdings, Inc.* (Oil & Gas Services)	1,608	38,174
F5 Networks, Inc.* (Internet)	2,010	79,656
FactSet Research Systems, Inc. (Computers)	1,005	66,571
Fair Isaac Corp. (Software)	1,206	25,917
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,015	30,843
Federal Realty Investment Trust (REIT)	1,407	86,348
Federal Signal Corp. (Miscellaneous Manufacturing)	1,206	8,671
Fidelity National Title Group, Inc. - Class A (Insurance)	5,829	87,901
First American Financial Corp. (Insurance)	2,211	71,570
First Niagara Financial Group, Inc. (Savings & Loans)	4,422	54,523
FirstMerit Corp. (Banks)	2,010	38,250
Flowers Foods, Inc. (Food)	1,809	47,559
Foot Locker, Inc. (Retail)	4,020	48,039
Forest Oil Corp.* (Oil & Gas)	2,814	55,070
Fossil, Inc.* (Household Products/Wares)	1,206	34,311
Frontier Oil Corp. (Oil & Gas)	2,613	36,373
FTI Consulting, Inc.* (Commercial Services)	1,206	51,388
Fulton Financial Corp. (Banks)	4,422	32,546
Gartner Group, Inc.* (Commercial Services)	1,407	25,706
GATX Corp. (Trucking & Leasing)	1,005	28,090
Gen-Probe, Inc.* (Healthcare - Products)	1,206	49,977
Gentex Corp. (Electronics)	3,417	48,351
Global Payments, Inc. (Software)	2,010	93,867
Graco, Inc. (Machinery - Diversified)	1,407	39,213
Granite Construction, Inc. (Engineering & Construction)	804	24,876
Great Plains Energy, Inc. (Electric)	3,417	61,335
Greif, Inc. - Class A (Packaging & Containers)	804	44,260
GUESS?, Inc. (Apparel)	1,407	52,115
Hanesbrands, Inc.* (Apparel)	2,412	51,617
Hanover Insurance Group, Inc. (Insurance)	1,206	49,844
Hansen Natural Corp.* (Beverages)	1,809	66,463
Harsco Corp. (Miscellaneous Manufacturing)	2,010	71,174
Harte-Hanks, Inc. (Advertising)	804	11,119
Hawaiian Electric Industries, Inc. (Electric)	2,211	40,063
HCC Insurance Holdings, Inc. (Insurance)	2,814	76,963
Health Management Associates, Inc. - Class A* (Healthcare - Services)	6,231	46,670
Health Net, Inc.* (Healthcare - Services)	2,613	40,240
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,211	33,121
Helmerich & Payne, Inc. (Oil & Gas)	2,613	103,292
Henry Schein, Inc.* (Healthcare - Products)	2,211	121,406
Herman Miller, Inc. (Office Furnishings)	1,407	23,792
Hewitt Associates, Inc.* (Commercial Services)	2,010	73,224
Highwoods Properties, Inc. (REIT)	1,809	56,893
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,608	35,022
HNI Corp. (Office Furnishings)	1,005	23,718
Hologic, Inc.* (Healthcare - Products)	6,432	105,099
Horace Mann Educators Corp. (Insurance)	1,005	14,040
Hospitality Properties Trust (REIT)	3,015	61,416
See accompanying notes to the Schedules of Portfolio Investments.

Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,407	59,094
IDACORP, Inc. (Electric)	1,206	34,721
IDEX Corp. (Machinery - Diversified)	2,010	56,180
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,407	70,350
Imation Corp. (Computers)	603	5,590
Immucor, Inc.* (Healthcare - Products)	1,809	32,019
Informatica Corp.* (Software)	2,211	49,924
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	4,020	67,737
Integrated Device Technology, Inc.* (Semiconductors)	4,221	28,534
International Bancshares Corp. (Banks)	1,206	19,670
International Rectifier Corp.* (Semiconductors)	1,809	35,257
International Speedway Corp. (Entertainment)	603	16,625
Intersil Corp. - Class A (Semiconductors)	3,015	46,160
Itron, Inc.* (Electronics)	1,005	64,461
ITT Educational Services, Inc.* (Commercial Services)	804	88,770
J. Crew Group, Inc.* (Retail)	1,407	50,399
J.B. Hunt Transport Services, Inc. (Transportation)	2,211	71,039
Jack Henry & Associates, Inc. (Computers)	2,010	47,175
Jefferies Group, Inc.* (Diversified Financial Services)	3,015	82,098
JetBlue Airways Corp.* (Airlines)	5,427	32,453
John Wiley & Sons, Inc. (Media)	1,005	34,954
Jones Lang LaSalle, Inc. (Real Estate)	1,005	47,607
Joy Global, Inc. (Machinery - Construction & Mining)	2,613	127,880
Kansas City Southern Industries, Inc.* (Transportation)	2,412	63,894
KBR, Inc. (Engineering & Construction)	4,020	93,626
Kelly Services, Inc. - Class A (Commercial Services)	603	7,417
Kennametal, Inc. (Hand/Machine Tools)	2,010	49,466
Kindred Healthcare, Inc.* (Healthcare - Services)	1,005	16,311
Kinetic Concepts, Inc.* (Healthcare - Products)	1,407	52,031
Kirby Corp.* (Transportation)	1,206	44,405
Korn/Ferry International* (Commercial Services)	1,005	14,663
Lam Research Corp.* (Semiconductors)	3,216	109,859
Lamar Advertising Co.* (Advertising)	1,206	33,093
Lancaster Colony Corp. (Miscellaneous Manufacturing)	402	20,611
Landstar System, Inc. (Transportation)	1,206	45,900
Lender Processing Services, Inc. (Diversified Financial Services)	2,412	92,066
Lennox International, Inc. (Building Materials)	1,206	43,561
Liberty Property Trust (REIT)	2,814	91,539
Life Time Fitness, Inc.* (Leisure Time)	1,005	28,190
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,407	38,073
Lincare Holdings, Inc.* (Healthcare - Services)	1,608	50,250
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,005	47,687
LKQ Corp.* (Distribution/Wholesale)	3,618	67,078
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,613	17,429
Lubrizol Corp. (Chemicals)	1,608	114,908
M.D.C. Holdings, Inc. (Home Builders)	804	27,931
Mack-Cali Realty Corp. (REIT)	2,010	64,983
Manpower, Inc. (Commercial Services)	2,010	113,987
ManTech International Corp. - Class A* (Software)	402	18,958
Mariner Energy, Inc.* (Oil & Gas)	2,613	37,052
Martin Marietta Materials (Building Materials)	1,005	92,530
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,206	59,842
Masimo Corp.* (Healthcare - Products)	1,206	31,597
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	603	21,334
MDU Resources Group, Inc. (Electric)	4,623	96,390
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,407	30,039
Mentor Graphics Corp.* (Computers)	2,412	22,456
Mercury General Corp. (Insurance)	804	29,089
Metavante Technologies, Inc.* (Software)	2,211	76,235
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	804	72,834
Micros Systems, Inc.* (Computers)	2,010	60,682
Mine Safety Appliances Co. (Environmental Control)	603	16,589
Minerals Technologies, Inc. (Chemicals)	402	19,119
Mohawk Industries, Inc.* (Textiles)	1,407	67,100
MPS Group, Inc.* (Commercial Services)	2,211	23,260
MSC Industrial Direct Co. - Class A (Retail)	1,005	43,798
National Fuel Gas Co. (Pipelines)	2,010	92,078
National Instruments Corp. (Computers)	1,407	38,875
Nationwide Health Properties, Inc. (REIT)	2,613	80,977
Navigant Consulting Co.* (Commercial Services)	1,206	16,281
NBTY, Inc.* (Pharmaceuticals)	1,407	55,689
NCR Corp.* (Computers)	4,020	55,556
Netflix, Inc.* (Internet)	1,005	46,401
NeuStar, Inc.* (Telecommunications)	1,809	40,883
New York Community Bancorp (Savings & Loans)	8,844	100,998

See accompanying notes to the Schedules of Portfolio Investments.

NewAlliance Bancshares, Inc. (Savings & Loans)	2,613	27,959
Newfield Exploration Co.* (Oil & Gas)	3,417	145,428
Nordson Corp. (Machinery - Diversified)	804	45,096
NSTAR (Electric)	2,613	83,146
NV Energy, Inc. (Electric)	6,030	69,888
NVR, Inc.* (Home Builders)	201	128,111
Oceaneering International, Inc.* (Oil & Gas Services)	1,407	79,847
OGE Energy Corp. (Electric)	2,412	79,789
Old Republic International Corp. (Insurance)	6,030	73,445
Olin Corp. (Chemicals)	2,010	35,054
OMEGA Healthcare Investors, Inc. (REIT)	2,010	32,200
Omnicare, Inc. (Pharmaceuticals)	3,015	67,898
ONEOK, Inc. (Gas)	2,613	95,688
Oshkosh Truck Corp. (Auto Manufacturers)	2,211	68,386
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,407	49,667
Overseas Shipholding Group, Inc. (Transportation)	402	15,023
Owens & Minor, Inc. (Distribution/Wholesale)	1,005	45,476
Packaging Corp. of America (Packaging & Containers)	2,613	53,305
PacWest Bancorp (Banks)	603	11,487
Palm, Inc.* (Computers)	4,221	73,572
Panera Bread Co. - Class A* (Retail)	603	33,165
Parametric Technology Corp.* (Software)	2,814	38,889
Patriot Coal Corp.* (Coal)	1,809	21,274
Patterson-UTI Energy, Inc. (Oil & Gas)	3,819	57,667
Pentair, Inc. (Miscellaneous Manufacturing)	2,412	71,202
PepsiAmericas, Inc. (Beverages)	1,407	40,184
Perrigo Co. (Pharmaceuticals)	2,010	68,320
PetSmart, Inc. (Retail)	3,216	69,948
Pharmaceutical Product Development, Inc. (Commercial Services)	3,015	66,149
Phillips-Van Heusen Corp. (Apparel)	1,206	51,605
Plains Exploration & Production Co.* (Oil & Gas)	3,417	94,514
Plantronics, Inc. (Telecommunications)	1,206	32,333
PNM Resources, Inc. (Electric)	2,211	25,824
Polycom, Inc.* (Telecommunications)	2,010	53,768
Potlatch Corp. (Forest Products & Paper)	1,005	28,592
Priceline.com, Inc.* (Internet)	1,005	166,649
Pride International, Inc.* (Oil & Gas)	4,422	134,606
Protective Life Corp. (Insurance)	2,010	43,054
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,407	37,651
Quest Software, Inc.* (Software)	1,407	23,708
Quicksilver Resources, Inc.* (Oil & Gas)	3,015	42,783
Ralcorp Holdings, Inc.* (Food)	1,407	82,267
Raymond James Financial Corp. (Diversified Financial Services)	2,412	56,151
Rayonier, Inc. (Forest Products & Paper)	2,010	82,229
Realty Income Corp. (REIT)	2,613	67,023
Regency Centers Corp. (REIT)	2,010	74,471
Regis Corp. (Retail)	1,407	21,809
Reinsurance Group of America, Inc. (Insurance)	1,809	80,681
Reliance Steel & Aluminum Co. (Iron/Steel)	1,608	68,436
Rent-A-Center, Inc.* (Commercial Services)	1,608	30,359
ResMed, Inc.* (Healthcare - Products)	1,809	81,767
RF Micro Devices, Inc.* (Telecommunications)	6,834	37,109
Rollins, Inc. (Commercial Services)	1,005	18,944
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,211	112,717
Ross Stores, Inc. (Retail)	3,216	153,628
Rovi Corp.* (Semiconductors)	2,613	87,797
RPM, Inc. (Chemicals)	3,216	59,464
Ruddick Corp. (Food)	1,005	26,753
SAIC, Inc.* (Commercial Services)	5,226	91,664
Saks, Inc.* (Retail)	3,618	24,675
Scholastic Corp. (Media)	603	14,677
Scientific Games Corp. - Class A* (Entertainment)	1,608	25,455
SEI Investments Co. (Software)	3,216	63,291
Semtech Corp.* (Semiconductors)	1,407	23,933
Sensient Technologies Corp. (Chemicals)	1,206	33,491
Sepracor, Inc.* (Pharmaceuticals)	2,814	64,441
Service Corp. International (Commercial Services)	6,432	45,088
Shaw Group, Inc.* (Engineering & Construction)	2,010	64,501
Silicon Laboratories, Inc.* (Semiconductors)	1,005	46,592
SL Green Realty Corp. (REIT)	1,809	79,325
Smithfield Foods, Inc.* (Food)	3,618	49,928
Sonoco Products Co. (Packaging & Containers)	2,412	66,426
Sotheby’s (Commercial Services)	1,608	27,706
Southern Union Co. (Gas)	3,015	62,682
SPX Corp. (Miscellaneous Manufacturing)	1,206	73,892
SRA International, Inc. - Class A* (Computers)	1,005	21,698
StanCorp Financial Group, Inc. (Insurance)	1,206	48,686
Steel Dynamics, Inc. (Iron/Steel)	5,427	83,250
STERIS Corp. (Healthcare - Products)	1,407	42,843
Strayer Education, Inc. (Commercial Services)	201	43,754
Superior Energy Services, Inc.* (Oil & Gas Services)	2,010	45,265
SVB Financial Group* (Banks)	804	34,789
Sybase, Inc.* (Software)	2,010	78,189
Syniverse Holdings, Inc.* (Telecommunications)	1,608	28,140
Synopsys, Inc.* (Computers)	3,618	81,116
Synovus Financial Corp. (Banks)	12,261	45,979

See accompanying notes to the Schedules of Portfolio Investments.

TCF Financial Corp. (Banks)	2,814	36,695
Tech Data Corp.* (Distribution/Wholesale)	1,206	50,182
Techne Corp. (Healthcare - Products)	804	50,290
Teleflex, Inc. (Miscellaneous Manufacturing)	1,005	48,552
Telephone & Data Systems, Inc. (Telecommunications)	2,412	74,796
Temple-Inland, Inc. (Forest Products & Paper)	2,613	42,905
Terex Corp.* (Machinery - Construction & Mining)	2,613	54,167
Terra Industries, Inc. (Chemicals)	2,412	83,624
The Brink’s Co. (Miscellaneous Manufacturing)	1,005	27,045
The Corporate Executive Board Co. (Commercial Services)	804	20,020
The Macerich Co. (REIT)	2,027	61,479
The Ryland Group, Inc. (Home Builders)	1,005	21,175
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,005	43,165
The Timberland Co. - Class A* (Apparel)	1,005	13,990
The Warnaco Group, Inc.* (Apparel)	1,005	44,079
Thomas & Betts Corp.* (Electronics)	1,206	36,276
Thor Industries, Inc. (Home Builders)	804	24,884
Thoratec Corp.* (Healthcare - Products)	1,407	42,590
Tidewater, Inc. (Oil & Gas Services)	1,206	56,791
Timken Co. (Metal Fabricate/Hardware)	2,010	47,094
Toll Brothers, Inc.* (Home Builders)	3,417	66,768
Tootsie Roll Industries, Inc. (Food)	603	14,339
Trimble Navigation, Ltd.* (Electronics)	3,015	72,089
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,010	34,552
Trustmark Corp. (Banks)	1,206	22,974
Tupperware Corp. (Household Products/Wares)	1,608	64,191
UDR, Inc. (REIT)	3,819	60,111
UGI Corp. (Gas)	2,613	65,482
Under Armour, Inc. - Class A* (Retail)	804	22,375
Unit Corp.* (Oil & Gas)	1,005	41,456
United Rentals, Inc.* (Commercial Services)	1,407	14,492
United Therapeutics Corp.* (Pharmaceuticals)	804	39,388
Unitrin, Inc. (Insurance)	1,206	23,505
Universal Corp. (Agriculture)	603	25,217
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,206	74,688
Urban Outfitters, Inc.* (Retail)	3,216	97,027
URS Corp.* (Engineering & Construction)	2,010	87,736
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,608	45,120
Valley National Bancorp (Banks)	3,618	44,465
Valmont Industries, Inc. (Metal Fabricate/Hardware)	402	34,242
Valspar Corp. (Chemicals)	2,412	66,354
ValueClick, Inc.* (Internet)	2,211	29,163
Varian, Inc.* (Electronics)	603	30,789
VCA Antech, Inc.* (Pharmaceuticals)	2,010	54,049
Vectren Corp. (Gas)	2,010	46,310
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,623	175,212
Vishay Intertechnology, Inc.* (Electronics)	4,623	36,522
W.R. Berkley Corp. (Insurance)	3,417	86,382
Wabtec Corp. (Machinery - Diversified)	1,206	45,261
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,211	62,903
Washington Federal, Inc. (Savings & Loans)	2,613	44,055
Waste Connections, Inc.* (Environmental Control)	2,010	58,009
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,005	43,778
Webster Financial Corp. (Banks)	1,608	20,052
Weingarten Realty Investors (REIT)	2,613	52,051
WellCare Health Plans, Inc.* (Healthcare - Services)	1,005	24,773
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	9,447	44,684
Werner Enterprises, Inc. (Transportation)	1,005	18,723
Westamerica Bancorp (Banks)	603	31,356
Westar Energy, Inc. (Electric)	2,613	50,980
WGL Holdings, Inc. (Gas)	1,206	39,967
Williams Sonoma, Inc. (Retail)	2,613	52,861
Wilmington Trust Corp. (Banks)	1,608	22,834
WMS Industries, Inc.* (Leisure Time)	1,005	44,783
Woodward Governor Co. (Electronics)	1,407	34,134
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,407	19,557
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,407	36,484

TOTAL COMMON STOCKS
(Cost $17,042,463)		21,045,784

	Principal
	Amount

Repurchase Agreements (25.8%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $852,000 (Collateralized by $871,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $870,919)	$852,000	852,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $2,054,001 (Collateralized by $2,085,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $2,104,286)	2,054,000	2,054,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $4,460,001 (Collateralized by $4,557,000 of various U.S. Government Agency Obligations, 1.25%-2.17%, 12/30/10-3/21/13, market value $4,550,965)	4,460,000	4,460,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $161,000 (Collateralized by $170,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $170,923)	161,000	161,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $54,000 (Collateralized by $57,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $57,962)	54,000	54,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,581,000)		7,581,000

TOTAL INVESTMENT SECURITIES
(Cost $24,623,463)—97.3%		28,626,784
Net other assets (liabilities)—2.7%		806,288

NET ASSETS—100.0%		$29,433,072

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $4,700,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/18/09 (Underlying notional amount at value $4,266,220)	62	$12,666

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$9,876,153	$(22,989)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	23,534,390	(125,325)

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$44,212	0.1%
Aerospace/Defense	111,169	0.4%
Agriculture	25,217	0.1%
Airlines	72,836	0.3%
Apparel	213,406	0.7%
Auto Manufacturers	68,386	0.2%
Auto Parts & Equipment	85,152	0.3%
Banks	673,500	2.1%
Beverages	106,647	0.3%
Biotechnology	287,495	1.0%
Building Materials	136,091	0.4%
Chemicals	643,020	2.2%
Coal	110,237	0.4%
Commercial Services	1,117,693	3.6%
Computers	621,428	2.2%
Cosmetics/Personal Care	55,637	0.2%
Distribution/Wholesale	230,473	0.8%
Diversified Financial Services	481,028	1.6%
Electric	749,476	2.5%
Electrical Components & Equipment	329,823	1.1%
Electronics	506,673	1.6%
Engineering & Construction	357,000	1.2%
Entertainment	106,426	0.4%
Environmental Control	97,215	0.4%
Food	272,439	1.0%
Forest Products & Paper	171,155	0.6%
Gas	451,900	1.5%
Hand/Machine Tools	97,153	0.4%
Healthcare - Products	924,210	3.1%
Healthcare - Services	486,326	1.7%
Home Builders	268,869	0.9%
Household Products/Wares	274,507	0.8%
Insurance	976,356	3.3%
Internet	448,625	1.7%
Investment Companies	38,391	0.1%
Iron/Steel	279,263	1.0%
Leisure Time	85,210	0.3%
Lodging	15,379	0.1%
Machinery - Construction & Mining	246,484	0.8%
Machinery - Diversified	283,324	1.0%
Media	49,631	0.1%
Metal Fabricate/Hardware	151,264	0.6%
Miscellaneous Manufacturing	686,121	2.3%
Office Furnishings	47,510	0.2%
Oil & Gas	954,579	3.1%
Oil & Gas Services	253,198	0.9%
Packaging & Containers	163,991	0.5%
Pharmaceuticals	542,840	1.8%
Pipelines	92,078	0.3%
REIT	1,307,446	4.5%
Real Estate	47,607	0.2%
Retail	1,567,429	5.4%
Retail - Restaurants	44,684	0.2%
Savings & Loans	249,725	0.8%
Semiconductors	545,621	2.0%
Software	780,054	2.7%
Telecommunications	459,419	1.6%
Textiles	67,100	0.2%
Toys/Games/Hobbies	59,842	0.2%
Transportation	337,448	1.2%
Trucking & Leasing	28,090	0.1%
Water	60,276	0.2%
Other**	8,387,288	28.5%

Total	$29,433,072	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$21,045,784	$-	$21,045,784
Repurchase Agreements	-	7,581,000	7,581,000

Total Investment Securities	21,045,784	7,581,000	28,626,784

Other Financial Instruments^	12,666	(148,314)	(135,648)

Total Investments	$21,058,450	$7,432,686	$28,491,136

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (59.5%)
1st Source Corp. (Banks)	485	$7,906
3Com Corp.* (Telecommunications)	6,111	31,961
3PAR, Inc.* (Computers)	679	7,489
99 Cents Only Stores* (Retail)	970	13,047
AAON, Inc. (Building Materials)	970	19,478
AAR Corp.* (Aerospace/Defense)	970	21,282
ABIOMED, Inc.* (Healthcare - Products)	1,164	11,302
ABM Industries, Inc. (Commercial Services)	970	20,409
Acco Brands Corp.* (Household Products/Wares)	1,358	9,805
ACI Worldwide, Inc.* (Software)	776	11,741
Acme Packet, Inc.* (Telecommunications)	776	7,768
Acorda Therapeutics, Inc.* (Biotechnology)	679	15,807
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,455	23,367
Acuity Brands, Inc. (Miscellaneous Manufacturing)	873	28,119
Acxiom Corp.* (Software)	1,649	15,600
Adaptec, Inc.* (Telecommunications)	4,074	13,607
ADC Telecommunications, Inc.* (Telecommunications)	1,843	15,371
Administaff, Inc. (Commercial Services)	582	15,289
ADTRAN, Inc. (Telecommunications)	1,067	26,195
Advisory Board Co.* (Commercial Services)	485	12,193
Affymax, Inc.* (Biotechnology)	388	9,269
Affymetrix, Inc.* (Biotechnology)	1,746	15,330
Aircastle, Ltd. (Trucking & Leasing)	1,261	12,194
AirTran Holdings, Inc.* (Airlines)	2,037	12,731
Alaska Air Group, Inc.* (Airlines)	679	18,190
Alaska Communications Systems Group, Inc. (Telecommunications)	1,552	14,356
Albany International Corp. - Class A (Machinery - Diversified)	1,067	20,700
Alexander’s, Inc. (REIT)	97	28,700
Align Technology, Inc.* (Healthcare - Products)	1,164	16,552
Alkermes, Inc.* (Pharmaceuticals)	1,552	14,263
Allied Capital Corp. (Investment Companies)	2,813	8,636
Allied Nevada Gold Corp.* (Mining)	776	7,597
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,455	10,549
Altisource Portfolio Solutions S.A.* (Diversified Financial Services)	100	1,444
AMAG Pharmaceuticals, Inc.* (Biotechnology)	291	12,711
Ambac Financial Group, Inc. (Insurance)	6,014	10,104
AMCOL International Corp. (Mining)	582	13,322
American Campus Communities, Inc. (REIT)	1,067	28,649
American Dairy, Inc.* (Food)	194	5,496
American Ecology Corp. (Environmental Control)	679	12,697
American Greetings Corp. - Class A (Household Products/Wares)	679	15,142
American Italian Pasta Co. - Class A* (Food)	388	10,546
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,164	19,695
American Public Education, Inc.* (Commercial Services)	291	10,109
American Reprographics Co.* (Software)	1,164	11,081
AMERIGROUP Corp.* (Healthcare - Services)	873	19,354
Amerisafe, Inc.* (Insurance)	776	13,386
Ameristar Casinos, Inc. (Lodging)	485	7,653
Ameron International Corp. (Miscellaneous Manufacturing)	194	13,576
Amkor Technology, Inc.* (Semiconductors)	2,425	16,684
AMN Healthcare Services, Inc.* (Commercial Services)	2,231	21,217
ANADIGICS, Inc.* (Semiconductors)	1,649	7,767
Analogic Corp. (Electronics)	291	10,773
AngioDynamics, Inc.* (Healthcare - Products)	776	10,693
Anixter International, Inc.* (Telecommunications)	582	23,344
AnnTaylor Stores Corp.* (Retail)	1,067	16,955
Apogee Enterprises, Inc. (Building Materials)	970	14,569
Apollo Investment Corp. (Investment Companies)	3,007	28,717
Applied Industrial Technologies, Inc. (Machinery - Diversified)	776	16,420
Applied Micro Circuits Corp.* (Semiconductors)	1,455	14,535
Arch Chemicals, Inc. (Chemicals)	776	23,272
ArcSight, Inc.* (Telecommunications)	388	9,339
Ardea Biosciences, Inc.* (Pharmaceuticals)	485	8,885
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,940	8,672
Arena Resources, Inc.* (Oil & Gas)	873	30,992
Ares Capital Corp. (Investment Companies)	1,843	20,310
Argo Group International Holdings, Ltd.* (Insurance)	970	32,670
Argon ST, Inc.* (Aerospace/Defense)	582	11,087
Ariba, Inc.* (Internet)	1,746	20,254
Arkansas Best Corp. (Transportation)	582	17,425
ArQule, Inc.* (Biotechnology)	1,455	6,606
Array BioPharma, Inc.* (Pharmaceuticals)	2,716	6,464
Arris Group, Inc.* (Telecommunications)	2,134	27,763
Art Technology Group, Inc.* (Internet)	2,619	10,109
Aruba Networks, Inc.* (Telecommunications)	970	8,575
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,649	12,895
Asbury Automotive Group, Inc.* (Retail)	679	8,610
Ashford Hospitality Trust* (REIT)	2,037	7,048
AsiaInfo Holdings, Inc.* (Internet)	582	11,623
Assured Guaranty, Ltd. (Insurance)	970	18,837

See accompanying notes to the Schedules of Portfolio Investments.

Astec Industries, Inc.* (Machinery - Construction & Mining)	485	12,353
Astoria Financial Corp. (Savings & Loans)	1,940	21,418
ATC Technology Corp.* (Auto Parts & Equipment)	679	13,417
athenahealth, Inc.* (Software)	485	18,609
Atheros Communications* (Telecommunications)	1,067	28,308
Atlantic Tele-Network, Inc. (Environmental Control)	194	10,363
Atlas Air Worldwide Holdings, Inc.* (Transportation)	388	12,404
Atlas Energy, Inc. (Oil & Gas)	970	26,258
ATMI, Inc.* (Semiconductors)	776	14,084
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	776	26,547
Avid Technology, Inc.* (Software)	970	13,667
Avis Budget Group, Inc.* (Commercial Services)	1,649	22,031
Avocent Corp.* (Internet)	1,067	21,628
AZZ, Inc.* (Miscellaneous Manufacturing)	388	15,586
Badger Meter, Inc. (Electronics)	291	11,259
Balchem Corp. (Chemicals)	582	15,307
Baldor Electric Co. (Hand/Machine Tools)	1,067	29,172
Baldwin & Lyons, Inc. - Class B (Insurance)	679	15,923
Bally Technologies, Inc.* (Entertainment)	873	33,497
BancFirst Corp. (Banks)	388	14,329
Bank Mutual Corp. (Banks)	2,328	20,580
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	1,358	16,147
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,164	19,893
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	970	15,501
Belden, Inc. (Electrical Components & Equipment)	1,067	24,648
Benchmark Electronics, Inc.* (Electronics)	1,358	24,444
Berry Petroleum Co. - Class A (Oil & Gas)	970	25,977
Bill Barrett Corp.* (Oil & Gas)	970	31,806
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	388	13,347
BioMed Realty Trust, Inc. (REIT)	1,746	24,095
Black Box Corp. (Telecommunications)	388	9,735
Blackbaud, Inc. (Software)	970	22,504
Blackboard, Inc.* (Software)	582	21,988
Blount International, Inc.* (Machinery - Diversified)	1,164	11,023
Blue Coat Systems, Inc.* (Internet)	776	17,530
Bob Evans Farms, Inc. (Retail)	776	22,551
Boston Private Financial Holdings, Inc. (Banks)	1,940	12,629
BPZ Resources, Inc.* (Oil & Gas)	1,552	11,671
Brady Corp. - Class A (Electronics)	970	27,858
Brigham Exploration Co.* (Oil & Gas)	2,328	21,138
Bristow Group, Inc.* (Transportation)	582	17,280
Brooks Automation, Inc.* (Semiconductors)	1,940	14,996
Brown Shoe Co., Inc. (Retail)	1,164	9,335
Bruker Corp.* (Healthcare - Products)	873	9,315
Brunswick Corp. (Leisure Time)	1,746	20,917
Brush Engineered Materials, Inc.* (Mining)	582	14,236
Buffalo Wild Wings, Inc.* (Retail)	388	16,145
CACI International, Inc. - Class A* (Computers)	582	27,511
Calamos Asset Management, Inc. (Diversified Financial Services)	582	7,601
Calgon Carbon Corp.* (Environmental Control)	873	12,947
California Water Service Group (Water)	582	22,663
Capella Education Co.* (Commercial Services)	291	19,596
Capstead Mortgage Corp. (REIT)	1,261	17,541
CardioNet, Inc.* (Healthcare - Products)	582	3,911
Carrizo Oil & Gas, Inc.* (Oil & Gas)	776	19,004
Carter’s, Inc.* (Apparel)	970	25,899
Casey’s General Stores, Inc. (Retail)	873	27,395
Cash America International, Inc. (Retail)	485	14,628
Cass Information Systems, Inc. (Banks)	388	11,586
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	679	19,793
Cathay Bancorp, Inc. (Banks)	1,067	8,632
Cavium Networks, Inc.* (Semiconductors)	679	14,578
CBIZ, Inc.* (Commercial Services)	2,910	21,709
CEC Entertainment, Inc.* (Retail)	485	12,542
Celera Corp.* (Biotechnology)	1,552	9,669
Centene Corp.* (Healthcare - Services)	776	14,697
Centennial Communications Corp.* (Telecommunications)	1,261	10,063
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,067	11,662
Century Aluminum Co.* (Mining)	1,164	10,883
Cenveo, Inc.* (Commercial Services)	1,746	12,082
Cepheid, Inc.* (Healthcare - Products)	1,261	16,670
Ceradyne, Inc.* (Miscellaneous Manufacturing)	582	10,668
Charming Shoppes, Inc.* (Retail)	2,134	10,478
Chart Industries, Inc.* (Machinery - Diversified)	582	12,565
Chattem, Inc.* (Cosmetics/Personal Care)	194	12,884
Checkpoint Systems, Inc.* (Electronics)	970	15,947
Cheesecake Factory, Inc.* (Retail)	1,067	19,761
Chemed Corp. (Commercial Services)	485	21,287
Chemical Financial Corp. (Banks)	970	21,136
Churchill Downs, Inc. (Entertainment)	388	14,938
Cincinnati Bell, Inc.* (Telecommunications)	4,850	16,975
CIRCOR International, Inc. (Metal Fabricate/Hardware)	485	13,706

See accompanying notes to the Schedules of Portfolio Investments.

Cirrus Logic, Inc.* (Semiconductors)	1,940	10,786
Citi Trends, Inc.* (Retail)	291	8,285
City Holding Co. (Banks)	582	17,349
CKE Restaurants, Inc. (Retail)	1,552	16,280
CKX, Inc.* (Media)	1,358	9,112
Clarcor, Inc. (Miscellaneous Manufacturing)	873	27,377
Clean Harbors, Inc.* (Environmental Control)	291	16,372
Clearwater Paper Corp.* (Forest Products & Paper)	291	12,027
Coeur d’Alene Mines Corp.* (Mining)	873	17,897
Coinstar, Inc.* (Commercial Services)	679	22,393
Coldwater Creek, Inc.* (Retail)	1,455	11,931
Collective Brands, Inc.* (Retail)	1,067	18,491
Colonial Properties Trust (REIT)	1,358	13,213
Community Bank System, Inc. (Banks)	1,261	23,038
Commvault Systems, Inc.* (Software)	776	16,102
Compellent Technologies, Inc.* (Computers)	485	8,754
Complete Production Services, Inc.* (Oil & Gas Services)	2,134	24,114
Computer Programs & Systems, Inc. (Software)	291	12,050
comScore, Inc.* (Internet)	485	8,735
Comtech Telecommunications Corp.* (Telecommunications)	485	16,112
Conceptus, Inc.* (Healthcare - Products)	679	12,589
Concur Technologies, Inc.* (Software)	679	26,997
CONMED Corp.* (Healthcare - Products)	873	16,735
Conseco, Inc.* (Insurance)	3,880	20,409
Consolidated Communications Holdings, Inc. (Telecommunications)	1,067	17,083
Contango Oil & Gas Co.* (Oil & Gas)	291	14,858
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,261	22,168
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	485	13,871
Corinthian Colleges, Inc.* (Commercial Services)	1,261	23,404
CRA International, Inc.* (Commercial Services)	388	10,589
Cracker Barrel Old Country Store, Inc. (Retail)	485	16,684
Crocs, Inc.* (Apparel)	1,358	9,031
CSG Systems International, Inc.* (Software)	1,067	17,083
Cubic Corp. (Electronics)	388	15,314
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	970	19,594
Curtiss-Wright Corp. (Aerospace/Defense)	776	26,485
Cyberonics, Inc.* (Healthcare - Products)	679	10,823
CyberSource Corp.* (Internet)	1,164	19,404
Cymer, Inc.* (Electronics)	582	22,617
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,067	8,717
Darling International, Inc.* (Environmental Control)	1,843	13,546
DCT Industrial Trust, Inc. (REIT)	3,492	17,844
DealerTrack Holdings, Inc.* (Internet)	873	16,508
Deckers Outdoor Corp.* (Apparel)	194	16,461
Delphi Financial Group, Inc. - Class A (Insurance)	873	19,756
Delta Petroleum Corp.* (Oil & Gas)	3,589	6,281
Deluxe Corp. (Commercial Services)	1,164	19,904
Denny’s Corp.* (Retail)	3,880	10,321
Developers Diversified Realty Corp. (REIT)	2,813	25,992
Dexcom, Inc.* (Healthcare - Products)	970	7,692
DHT Maritime, Inc. (Transportation)	2,716	10,212
Diamond Foods, Inc. (Food)	388	12,307
DiamondRock Hospitality Co.* (REIT)	2,231	18,071
Digital River, Inc.* (Internet)	679	27,377
Dillards, Inc. - Class A (Retail)	1,067	15,045
DineEquity, Inc. (Retail)	194	4,802
Diodes, Inc.* (Semiconductors)	582	10,528
Dionex Corp.* (Electronics)	388	25,208
Dolan Media* (Media)	582	6,978
Dollar Financial Corp.* (Commercial Services)	582	9,324
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	388	9,541
Domtar Corp.* (Forest Products & Paper)	873	30,747
Dress Barn, Inc.* (Retail)	1,067	19,131
Drew Industries, Inc.* (Building Materials)	776	16,831
Drill-Quip, Inc.* (Oil & Gas Services)	582	28,890
Durect Corp.* (Pharmaceuticals)	2,813	7,511
Dycom Industries, Inc.* (Engineering & Construction)	776	9,545
E* TRADE Financial Corp.* (Diversified Financial Services)	8,439	14,768
EarthLink, Inc. (Internet)	2,425	20,394
East West Bancorp, Inc. (Banks)	1,552	12,882
EastGroup Properties, Inc. (REIT)	582	22,244
Eastman Kodak Co. (Miscellaneous Manufacturing)	5,335	25,501
Eclipsys Corp.* (Software)	970	18,721
eHealth, Inc.* (Insurance)	582	8,451
Electro Scientific Industries, Inc.* (Electronics)	1,067	14,287
Electronics for Imaging, Inc.* (Computers)	1,455	16,398
EMCOR Group, Inc.* (Engineering & Construction)	1,164	29,472
Emeritus Corp.* (Healthcare - Services)	582	12,775
Employers Holdings, Inc. (Insurance)	1,067	16,517
Emulex Corp.* (Semiconductors)	1,455	14,972
Encore Wire Corp. (Electrical Components & Equipment)	582	13,002
EnergySolutions, Inc. (Environmental Control)	1,358	12,521
EnerSys* (Electrical Components & Equipment)	776	17,165
Ennis, Inc. (Household Products/Wares)	1,067	17,211

See accompanying notes to the Schedules of Portfolio Investments.

EnPro Industries, Inc.* (Miscellaneous Manufacturing)	679	15,522
Entegris, Inc.* (Semiconductors)	3,104	15,365
Entertainment Properties Trust (REIT)	873	29,804
EPIQ Systems, Inc.* (Software)	776	11,252
Equity Lifestyle Properties, Inc. (REIT)	679	29,054
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	485	19,109
Esterline Technologies Corp.* (Aerospace/Defense)	679	26,624
Euronet Worldwide, Inc.* (Commercial Services)	1,067	25,640
ev3, Inc.* (Healthcare - Products)	1,261	15,523
Evercore Partners, Inc. - Class A (Diversified Financial Services)	388	11,337
Exelixis, Inc.* (Biotechnology)	2,328	14,853
Exponent, Inc.* (Commercial Services)	582	16,395
Extra Space Storage, Inc. (REIT)	2,037	21,490
F.N.B. Corp. (Banks)	2,037	14,483
Fair Isaac Corp. (Software)	1,067	22,930
Federal Signal Corp. (Miscellaneous Manufacturing)	1,552	11,159
FEI Co.* (Electronics)	679	16,737
FelCor Lodging Trust, Inc. (REIT)	1,940	8,788
Financial Federal Corp. (Diversified Financial Services)	776	19,152
First BanCorp (Banks)	2,037	6,213
First Commonwealth Financial Corp. (Banks)	2,522	14,325
First Financial Bancorp (Banks)	1,455	17,533
First Financial Corp. (Banks)	388	11,888
First Merchants Corp. (Banks)	1,649	11,494
First Midwest Bancorp, Inc. (Banks)	1,552	17,491
FirstMerit Corp. (Banks)	1,455	27,689
Flagstone Reinsurance Holdings, Ltd. (Insurance)	1,649	18,601
Flushing Financial Corp. (Savings & Loans)	1,067	12,164
Force Protection, Inc.* (Auto Manufacturers)	1,164	6,355
Forestar Group, Inc.* (Real Estate)	776	13,332
FormFactor, Inc.* (Semiconductors)	1,067	25,523
Fossil, Inc.* (Household Products/Wares)	873	24,837
FPIC Insurance Group, Inc.* (Insurance)	485	16,272
Franklin Electric Co., Inc. (Hand/Machine Tools)	679	19,467
Franklin Street Properties Corp. (REIT)	1,164	15,248
Fred’s, Inc. (Retail)	970	12,348
Fresh Del Monte Produce, Inc.* (Food)	776	17,545
Fuller (H.B.) Co. (Chemicals)	1,164	24,328
FX Energy, Inc.* (Oil & Gas)	1,843	5,953
Gartner Group, Inc.* (Commercial Services)	1,164	21,266
General Communication, Inc. - Class A* (Telecommunications)	1,358	9,316
General Maritime Corp. (Oil & Gas Services)	1,358	10,511
Genesco, Inc.* (Retail)	485	11,674
Genesee & Wyoming, Inc. - Class A* (Transportation)	679	20,587
Genoptix, Inc.* (Healthcare - Services)	388	13,495
GeoEye, Inc.* (Telecommunications)	388	10,398
GFI Group, Inc. (Diversified Financial Services)	1,261	9,117
Glacier Bancorp, Inc. (Banks)	1,261	18,839
Glatfelter (Forest Products & Paper)	1,552	17,817
Global Cash Access Holdings, Inc.* (Commercial Services)	873	6,382
Global Industries, Ltd.* (Oil & Gas Services)	2,328	22,116
Globecomm Systems, Inc.* (Telecommunications)	1,358	9,873
GMX Resources, Inc.* (Oil & Gas)	873	13,715
Golar LNG, Ltd. (Transportation)	1,067	11,801
Goodrich Petroleum Corp.* (Oil & Gas)	582	15,021
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,231	32,796
Gran Tierra Energy, Inc.* (Oil & Gas)	3,977	16,544
Granite Construction, Inc. (Engineering & Construction)	582	18,007
Graphic Packaging Holding Co.* (Packaging & Containers)	2,813	6,498
Greatbatch, Inc.* (Electrical Components & Equipment)	582	13,078
Group 1 Automotive, Inc. (Retail)	485	13,022
GulfMark Offshore, Inc.* (Transportation)	679	22,230
Haemonetics Corp.* (Healthcare - Products)	388	21,775
Halozyme Therapeutics, Inc.* (Biotechnology)	1,940	13,793
Hancock Holding Co. (Banks)	485	18,221
Harleysville National Corp. (Banks)	2,134	11,374
Harmonic, Inc.* (Telecommunications)	2,425	16,199
Harris Stratex Networks, Inc. - Class A* (Telecommunications)	1,455	10,185
Harte-Hanks, Inc. (Advertising)	1,358	18,781
Hatteras Financial Corp. (REIT)	582	17,448
Haynes International, Inc.* (Metal Fabricate/Hardware)	388	12,346
Headwaters, Inc.* (Energy - Alternate Sources)	1,843	7,132
Healthcare Realty Trust, Inc. (REIT)	1,358	28,695
Healthcare Services Group, Inc. (Commercial Services)	970	17,809
HEALTHSOUTH Corp.* (Healthcare - Services)	1,261	19,722
HealthSpring, Inc.* (Healthcare - Services)	970	11,883
Healthways, Inc.* (Healthcare - Services)	679	10,402
Heartland Express, Inc. (Transportation)	1,164	16,762
Heartland Payment Systems, Inc. (Commercial Services)	873	12,667
HEICO Corp. (Aerospace/Defense)	485	21,030

See accompanying notes to the Schedules of Portfolio Investments.

Heidrick & Struggles International, Inc. (Commercial Services)	679	15,794
Helen of Troy, Ltd.* (Household Products/Wares)	776	15,078
Hercules Offshore, Inc.* (Oil & Gas Services)	2,910	14,288
Herman Miller, Inc. (Office Furnishings)	1,067	18,043
Hexcel Corp.* (Aerospace/Defense Equipment)	1,940	22,194
Highwoods Properties, Inc. (REIT)	1,164	36,608
HMS Holdings Corp.* (Commercial Services)	485	18,542
Home Federal Bancorp, Inc. (Savings & Loans)	1,067	12,185
Home Properties, Inc. (REIT)	776	33,438
Horace Mann Educators Corp. (Insurance)	1,067	14,906
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	873	24,060
Horsehead Holding Corp.* (Mining)	1,067	12,505
Hot Topic, Inc.* (Retail)	1,164	8,718
HSN, Inc.* (Retail)	873	14,212
Hub Group, Inc. - Class A* (Transportation)	679	15,515
Human Genome Sciences, Inc.* (Biotechnology)	2,425	45,638
Huron Consulting Group, Inc.* (Commercial Services)	388	10,022
Iconix Brand Group, Inc.* (Apparel)	1,261	15,725
ICU Medical, Inc.* (Healthcare - Products)	388	14,302
II-VI, Inc.* (Electronics)	582	14,806
Immucor, Inc.* (Healthcare - Products)	1,164	20,603
ImmunoGen, Inc.* (Biotechnology)	1,455	11,800
Impax Laboratories, Inc.* (Pharmaceuticals)	1,067	9,326
Independent Bank Corp./MA (Banks)	873	19,319
Infinera Corp.* (Telecommunications)	1,261	10,025
Infinity Property & Casualty Corp. (Insurance)	582	24,723
Informatica Corp.* (Software)	1,455	32,854
Information Services Group, Inc.* (Commercial Services)	3,201	12,772
Inland Real Estate Corp. (REIT)	2,813	24,642
Innospec, Inc. (Chemicals)	679	10,015
Insight Enterprises, Inc.* (Retail)	873	10,659
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	582	11,139
Insteel Industries, Inc. (Miscellaneous Manufacturing)	970	11,592
InterDigital, Inc.* (Telecommunications)	776	17,972
Interface, Inc. - Class A (Office Furnishings)	1,164	9,661
Intermec, Inc.* (Machinery - Diversified)	1,455	20,516
Interval Leisure Group, Inc.* (Leisure Time)	776	9,684
Intevac, Inc.* (Machinery - Diversified)	1,067	14,340
Invacare Corp. (Healthcare - Products)	970	21,612
inVentiv Health, Inc.* (Advertising)	776	12,982
ION Geophysical Corp.* (Oil & Gas Services)	2,619	9,219
IPC The Hospitalist Co.* (Healthcare - Services)	291	9,152
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,552	22,613
J. Crew Group, Inc.* (Retail)	679	24,322
j2 Global Communications, Inc.* (Internet)	970	22,320
Jack Henry & Associates, Inc. (Computers)	1,552	36,425
Jack in the Box, Inc.* (Retail)	1,164	23,850
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,067	5,442
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,067	15,279
James River Coal Co.* (Coal)	679	12,976
JetBlue Airways Corp.* (Airlines)	4,171	24,943
Jo-Ann Stores, Inc.* (Retail)	582	15,615
John Bean Technologies Corp. (Miscellaneous Manufacturing)	679	12,337
Jones Apparel Group, Inc. (Apparel)	1,649	29,567
Jos. A. Bank Clothiers, Inc.* (Retail)	388	17,371
K-Swiss, Inc. - Class A (Apparel)	1,455	12,789
Kaiser Aluminum Corp. (Mining)	388	14,108
Kaman Corp. (Aerospace/Defense)	679	14,924
Kaydon Corp. (Metal Fabricate/Hardware)	582	18,868
KBW, Inc.* (Diversified Financial Services)	485	15,627
Kelly Services, Inc. - Class A (Commercial Services)	1,261	15,510
Kenexa Corp.* (Commercial Services)	679	9,153
Key Energy Services, Inc.* (Oil & Gas Services)	3,104	27,005
Keynote Systems, Inc.* (Internet)	1,067	10,062
Kforce, Inc.* (Commercial Services)	1,455	17,489
Kindred Healthcare, Inc.* (Healthcare - Services)	776	12,594
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,552	33,756
Knight Transportation, Inc. (Transportation)	1,164	19,532
Knightsbridge Tankers, Ltd. (Transportation)	776	10,119
Kopin Corp.* (Semiconductors)	2,037	9,778
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	485	14,380
L-1 Identity Solutions, Inc.* (Electronics)	1,649	11,527
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	388	11,865
Laclede Group, Inc. (Gas)	582	18,717
Ladish Co., Inc.* (Metal Fabricate/Hardware)	679	10,273
Lakeland Financial Corp. (Banks)	582	12,018
Lancaster Colony Corp. (Miscellaneous Manufacturing)	388	19,893
Lance, Inc. (Food)	776	20,036
Landauer, Inc. (Commercial Services)	291	15,999
LaSalle Hotel Properties (REIT)	1,164	22,884
Lawson Software, Inc.* (Software)	3,104	19,369

See accompanying notes to the Schedules of Portfolio Investments.

Lexington Realty Trust (REIT)	2,619	13,357
LHC Group, Inc.* (Healthcare - Services)	388	11,613
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	2,619	6,050
Littelfuse, Inc.* (Electrical Components & Equipment)	679	17,817
Live Nation, Inc.* (Commercial Services)	2,037	16,683
Liz Claiborne, Inc. (Apparel)	3,007	14,825
Loral Space & Communications, Inc.* (Telecommunications)	194	5,331
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,619	17,469
Lufkin Industries, Inc. (Oil & Gas Services)	388	20,634
Luminex Corp.* (Healthcare - Products)	776	13,192
M&F Worldwide Corp.* (Food)	388	7,853
Magellan Health Services, Inc.* (Healthcare - Services)	679	21,090
MainSource Financial Group, Inc. (Banks)	1,164	7,915
ManTech International Corp. - Class A* (Software)	388	18,298
Marcus Corp. (Lodging)	970	12,406
MarketAxess Holdings, Inc.* (Diversified Financial Services)	776	9,351
Martek Biosciences Corp.* (Biotechnology)	873	19,721
Masimo Corp.* (Healthcare - Products)	970	25,414
MasTec, Inc.* (Telecommunications)	970	11,786
Matrix Service Co.* (Oil & Gas Services)	776	8,435
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	679	24,023
Max Capital Group, Ltd. (Insurance)	873	18,656
MB Financial, Inc. (Banks)	1,358	28,477
McGrath Rentcorp (Commercial Services)	582	12,379
McMoRan Exploration Co.* (Oil & Gas)	1,843	13,915
Meadowbrook Insurance Group, Inc. (Insurance)	1,843	13,638
MedAssets, Inc.* (Software)	776	17,514
Mediacom Communications Corp. - Class A* (Media)	1,552	8,940
Medical Properties Trust, Inc. (REIT)	1,940	15,151
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,067	22,780
Mentor Graphics Corp.* (Computers)	2,037	18,964
MercadoLibre, Inc.* (Commercial Services)	388	14,922
Meridian Bioscience, Inc. (Healthcare - Products)	679	16,982
Merit Medical Systems, Inc.* (Healthcare - Products)	873	15,129
Meritage Homes Corp.* (Home Builders)	485	9,846
MF Global, Ltd.* (Diversified Financial Services)	873	6,347
MFA Financial, Inc. (REIT)	3,589	28,568
MGE Energy, Inc. (Electric)	776	28,308
MGIC Investment Corp.* (Insurance)	1,649	12,219
Microsemi Corp.* (Semiconductors)	1,455	22,974
Mid-America Apartment Communities, Inc. (REIT)	582	26,266
Middlesex Water Co. (Water)	1,261	19,016
MKS Instruments, Inc.* (Semiconductors)	1,358	26,196
Mobile Mini, Inc.* (Storage/Warehousing)	1,067	18,523
ModusLink Global Solutions, Inc.* (Internet)	1,164	9,417
Momenta Pharmaceuticals, Inc.* (Biotechnology)	776	8,233
Monolithic Power Systems, Inc.* (Semiconductors)	679	15,923
Montpelier Re Holdings, Ltd. (Insurance)	2,231	36,410
Moog, Inc. - Class A* (Aerospace/Defense)	776	22,892
Move, Inc.* (Internet)	3,492	9,428
MPS Group, Inc.* (Commercial Services)	2,716	28,572
MSC. Software Corp.* (Software)	2,231	18,763
Mueller Industries, Inc. (Metal Fabricate/Hardware)	776	18,523
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,425	13,289
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	150	879
NATCO Group, Inc. - Class A* (Oil & Gas Services)	485	21,476
National CineMedia, Inc. (Entertainment)	776	13,169
National Financial Partners* (Diversified Financial Services)	776	6,767
National Penn Bancshares, Inc. (Banks)	2,716	16,595
National Presto Industries, Inc. (Housewares)	194	16,783
National Retail Properties, Inc. (REIT)	1,455	31,239
Natus Medical, Inc.* (Healthcare - Products)	970	14,967
Navigant Consulting Co.* (Commercial Services)	1,164	15,714
NBT Bancorp, Inc. (Banks)	873	19,677
Nektar Therapeutics* (Biotechnology)	1,746	17,006
Neogen Corp.* (Pharmaceuticals)	485	15,661
Net 1 UEPS Technologies, Inc.* (Commercial Services)	970	20,331
Netezza Corp.* (Computers)	1,164	13,083
NETGEAR, Inc.* (Telecommunications)	776	14,240
Netlogic Microsystems, Inc.* (Semiconductors)	388	17,460
Neutral Tandem, Inc.* (Telecommunications)	485	11,039
NewAlliance Bancshares, Inc. (Savings & Loans)	2,134	22,834
NewMarket Corp. (Chemicals)	194	18,050
Newpark Resources, Inc.* (Oil & Gas Services)	3,007	9,652
Newport Corp.* (Electronics)	1,940	16,994
NIC, Inc. (Internet)	1,552	13,797

See accompanying notes to the Schedules of Portfolio Investments.

Nicor, Inc. (Gas)	873	31,943
Nordson Corp. (Machinery - Diversified)	582	32,644
Northwest Natural Gas Co. (Gas)	582	24,246
Novatel Wireless, Inc.* (Telecommunications)	873	9,917
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,940	7,799
NTELOS Holdings Corp. (Telecommunications)	679	11,991
Nu Skin Enterprises, Inc. (Retail)	1,164	21,569
NuVasive, Inc.* (Healthcare - Products)	582	24,304
Ocwen Financial Corp.* (Diversified Financial Services)	679	7,686
OfficeMax, Inc.* (Retail)	1,746	21,965
Old Dominion Freight Line, Inc.* (Transportation)	485	14,759
Old National Bancorp (Banks)	1,940	21,728
Olin Corp. (Chemicals)	1,649	28,759
OM Group, Inc.* (Chemicals)	582	17,687
OMEGA Healthcare Investors, Inc. (REIT)	2,037	32,633
Omnicell, Inc.* (Software)	873	9,725
Omniture, Inc.* (Commercial Services)	1,261	27,036
OmniVision Technologies, Inc.* (Semiconductors)	1,164	18,950
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	970	29,071
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	485	6,562
optionsXpress Holdings, Inc. (Diversified Financial Services)	776	13,409
Orbital Sciences Corp.* (Aerospace/Defense)	1,358	20,329
Orient-Express Hotels, Ltd. - Class A (Lodging)	1,164	13,398
Oriental Financial Group, Inc. (Banks)	679	8,623
Orion Marine Group, Inc.* (Engineering & Construction)	388	7,970
Orthofix International N.V.* (Healthcare - Products)	485	14,254
Orthovita, Inc.* (Healthcare - Products)	1,649	7,239
Otter Tail Corp. (Electric)	776	18,570
Owens & Minor, Inc. (Distribution/Wholesale)	679	30,725
Pacific Sunwear of California, Inc.* (Retail)	1,552	7,993
PacWest Bancorp (Banks)	679	12,935
PAETEC Holding Corp.* (Telecommunications)	2,813	10,886
Palm, Inc.* (Computers)	1,164	20,289
Palomar Medical Technologies, Inc.* (Healthcare - Products)	485	7,862
Papa John’s International, Inc.* (Retail)	582	14,300
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	776	16,692
Parametric Technology Corp.* (Software)	2,037	28,151
PAREXEL International Corp.* (Commercial Services)	970	13,182
Park Electrochemical Corp. (Electronics)	776	19,128
Parker Drilling Co.* (Oil & Gas)	3,104	16,948
PDL BioPharma, Inc. (Biotechnology)	2,231	17,580
Pegasystems, Inc. (Software)	388	13,398
Penn Virginia Corp. (Oil & Gas)	1,067	24,445
Perot Systems Corp. - Class A* (Computers)	1,552	46,094
PetMed Express, Inc. (Pharmaceuticals)	776	14,628
Petroleum Development* (Oil & Gas)	679	12,670
PetroQuest Energy, Inc.* (Oil & Gas)	1,358	8,813
Pharmasset, Inc.* (Pharmaceuticals)	776	16,405
PharMerica Corp.* (Pharmaceuticals)	776	14,410
Phase Forward, Inc.* (Software)	970	13,619
PHH Corp.* (Commercial Services)	873	17,320
PHI, Inc.* (Transportation)	388	7,869
PICO Holdings, Inc.* (Water)	485	16,175
Piedmont Natural Gas Co., Inc. (Gas)	1,261	30,188
Pinnacle Entertainment, Inc.* (Entertainment)	1,164	11,861
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	388	18,515
Plantronics, Inc. (Telecommunications)	970	26,006
Platinum Underwriters Holdings, Ltd. (Insurance)	873	31,288
Plexus Corp.* (Electronics)	873	22,995
PNM Resources, Inc. (Electric)	1,649	19,260
Polaris Industries, Inc. (Leisure Time)	485	19,778
Polycom, Inc.* (Telecommunications)	1,358	36,326
PolyOne Corp.* (Chemicals)	3,298	21,998
Polypore International, Inc.* (Miscellaneous Manufacturing)	679	8,766
Portland General Electric Co. (Electric)	1,358	26,780
Post Properties, Inc. (REIT)	970	17,460
Potlatch Corp. (Forest Products & Paper)	873	24,837
Powell Industries, Inc.* (Electrical Components & Equipment)	291	11,171
Power Integrations, Inc. (Semiconductors)	582	19,398
Powerwave Technologies, Inc.* (Telecommunications)	3,589	5,742
Premiere Global Services, Inc.* (Telecommunications)	1,261	10,479
PrivateBancorp, Inc. (Banks)	485	11,863
ProAssurance Corp.* (Insurance)	679	35,437
Progress Software Corp.* (Software)	1,067	24,168
Prospect Capital Corp. (Investment Companies)	776	8,311
Prosperity Bancshares, Inc. (Banks)	776	26,997
Provident New York Bancorp (Savings & Loans)	2,231	21,306
PSS World Medical, Inc.* (Healthcare - Products)	1,164	25,410
Psychiatric Solutions, Inc.* (Healthcare - Services)	776	20,766
Quanex Building Products Corp. (Building Materials)	1,067	15,322

See accompanying notes to the Schedules of Portfolio Investments.

Quantum Corp.* (Computers)	5,238	6,600
Quest Software, Inc.* (Software)	1,358	22,882
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,455	8,032
Quidel Corp.* (Healthcare - Products)	776	12,594
Quiksilver, Inc.* (Apparel)	2,910	8,003
Rackspace Hosting, Inc.* (Internet)	1,067	18,203
Radian Group, Inc. (Insurance)	1,746	18,473
Raven Industries, Inc. (Miscellaneous Manufacturing)	485	12,964
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	679	15,841
RC2 Corp.* (Toys/Games/Hobbies)	388	5,529
RCN Corp.* (Telecommunications)	1,358	12,629
Redwood Trust, Inc. (REIT)	1,261	19,546
Regal-Beloit Corp. (Hand/Machine Tools)	1,067	48,773
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	970	18,721
Regis Corp. (Retail)	970	15,035
RehabCare Group, Inc.* (Healthcare - Services)	388	8,416
Renasant Corp. (Banks)	873	12,964
Rent-A-Center, Inc.* (Commercial Services)	1,164	21,976
Res-Care, Inc.* (Healthcare - Services)	970	13,784
Resources Connection, Inc.* (Commercial Services)	970	16,548
RF Micro Devices, Inc.* (Telecommunications)	4,268	23,175
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	679	5,568
Rimage Corp.* (Computers)	582	9,946
Riverbed Technology, Inc.* (Computers)	873	19,171
RLI Corp. (Insurance)	582	30,718
Robbins & Myers, Inc. (Machinery - Diversified)	582	13,665
Rock-Tenn Co. - Class A (Forest Products & Paper)	679	31,988
Rockwood Holdings, Inc.* (Chemicals)	1,067	21,948
Rofin-Sinar Technologies, Inc.* (Electronics)	679	15,590
Rollins, Inc. (Commercial Services)	873	16,456
Rosetta Resources, Inc.* (Oil & Gas)	1,552	22,799
RTI Biologics, Inc.* (Healthcare - Products)	1,552	6,751
RTI International Metals, Inc.* (Mining)	679	16,914
Ruby Tuesday, Inc.* (Retail)	1,067	8,984
Ruddick Corp. (Food)	970	25,821
S.Y. Bancorp, Inc. (Banks)	485	11,199
S1 Corp.* (Internet)	1,746	10,790
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,164	24,747
Sally Beauty Holdings, Inc.* (Retail)	2,134	15,173
Sanderson Farms, Inc. (Food)	388	14,604
Sandy Spring Bancorp, Inc. (Banks)	776	12,633
Sapient Corp.* (Internet)	1,940	15,598
Savient Pharmaceuticals, Inc.* (Biotechnology)	679	10,321
SAVVIS, Inc.* (Telecommunications)	873	13,811
ScanSource, Inc.* (Distribution/Wholesale)	679	19,229
SCBT Financial Corp. (Banks)	582	16,354
School Specialty, Inc.* (Retail)	776	18,407
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	388	21,092
Seattle Genetics, Inc.* (Biotechnology)	1,940	27,218
Selective Insurance Group, Inc. (Insurance)	1,358	21,361
Semtech Corp.* (Semiconductors)	1,358	23,100
Sensient Technologies Corp. (Chemicals)	1,067	29,631
Shenandoah Telecommunications Co. (Telecommunications)	582	10,447
ShoreTel, Inc.* (Telecommunications)	970	7,576
Shuffle Master, Inc.* (Entertainment)	1,261	11,879
Signature Bank* (Banks)	679	19,691
Silicon Graphics International Corp.* (Computers)	2,231	14,970
Simmons First National Corp. - Class A (Banks)	485	13,973
Simpson Manufacturing Co., Inc. (Building Materials)	873	22,052
Sinclair Broadcast Group, Inc. - Class A (Media)	3,880	13,890
Skechers U.S.A., Inc. - Class A* (Apparel)	970	16,626
SkyWest, Inc. (Airlines)	1,455	24,124
Skyworks Solutions, Inc.* (Semiconductors)	2,619	34,676
Smart Balance, Inc.* (Food)	1,552	9,529
Smith Corp. (Miscellaneous Manufacturing)	582	22,174
Smith Micro Software, Inc.* (Software)	970	11,989
Solera Holdings, Inc. (Software)	1,067	33,194
Solutia, Inc.* (Chemicals)	1,746	20,219
Sonic Automotive, Inc. (Retail)	485	5,093
Sonic Corp.* (Retail)	1,746	19,311
SONICWALL, Inc.* (Internet)	2,425	20,370
SonoSite, Inc.* (Healthcare - Products)	679	17,966
Sonus Networks, Inc.* (Telecommunications)	4,753	10,076
Sotheby’s (Commercial Services)	582	10,028
Southside Bancshares, Inc. (Banks)	679	15,291
Southwest Gas Corp. (Gas)	1,164	29,775
Spartan Motors, Inc. (Auto Parts & Equipment)	582	2,991
Spartech Corp. (Chemicals)	582	6,268
Spherion Corp.* (Commercial Services)	1,261	7,831
SPSS, Inc.* (Software)	582	29,071
SRA International, Inc. - Class A* (Computers)	776	16,754
Stage Stores, Inc. (Retail)	970	12,571
Standard Microsystems Corp.* (Semiconductors)	776	18,011
Standard Pacific Corp.* (Home Builders)	2,716	10,022
Starent Networks Corp.* (Software)	485	12,329
Stein Mart, Inc.* (Retail)	582	7,397

See accompanying notes to the Schedules of Portfolio Investments.

StellarOne Corp. (Banks)	679	10,015
Stepan Co. (Chemicals)	291	17,483
STERIS Corp. (Healthcare - Products)	1,067	32,490
Sterling Bancorp (Banks)	1,746	12,606
Sterling Bancshares, Inc. (Banks)	2,134	15,600
Steven Madden, Ltd.* (Apparel)	485	17,853
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,940	10,146
Stifel Financial Corp.* (Diversified Financial Services)	485	26,627
Stone Energy Corp.* (Oil & Gas)	1,067	17,403
Sun Communities, Inc. (REIT)	970	20,874
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,455	12,571
Sunstone Hotel Investors, Inc. (REIT)	1,844	13,092
Superior Industries International, Inc. (Auto Parts & Equipment)	873	12,397
Susquehanna Bancshares, Inc. (Banks)	3,007	17,711
SVB Financial Group* (Banks)	485	20,986
Swift Energy Co.* (Oil & Gas)	1,164	27,564
Sycamore Networks, Inc.* (Telecommunications)	4,365	13,182
Sykes Enterprises, Inc.* (Computers)	873	18,176
Symmetry Medical, Inc.* (Healthcare - Products)	1,164	12,071
Symyx Technologies, Inc.* (Chemicals)	970	6,421
Syniverse Holdings, Inc.* (Telecommunications)	1,067	18,673
SYNNEX Corp.* (Software)	485	14,783
Take-Two Interactive Software, Inc.* (Software)	1,261	14,136
Taleo Corp. - Class A* (Software)	679	15,373
Tanger Factory Outlet Centers, Inc. (REIT)	679	25,354
Technitrol, Inc. (Electronics)	970	8,934
Tekelec* (Telecommunications)	1,358	22,312
Teledyne Technologies, Inc.* (Aerospace/Defense)	679	24,437
TeleTech Holdings, Inc.* (Commercial Services)	679	11,584
Tempur-Pedic International, Inc.* (Home Furnishings)	1,164	22,046
Tennant Co. (Machinery - Diversified)	679	19,732
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	970	12,649
Terremark Worldwide, Inc.* (Internet)	1,746	10,860
Tessera Technologies, Inc.* (Semiconductors)	776	21,643
Tetra Tech, Inc.* (Environmental Control)	970	25,734
TETRA Technologies, Inc.* (Oil & Gas Services)	1,940	18,799
Texas Capital Bancshares, Inc.* (Banks)	1,067	17,968
Texas Roadhouse, Inc. - Class A* (Retail)	1,164	12,362
The Andersons, Inc. (Agriculture)	388	13,658
The Buckle, Inc. (Retail)	485	16,558
The Cato Corp. - Class A (Retail)	776	15,745
The Children’s Place Retail Stores, Inc.* (Retail)	485	14,531
The Corporate Executive Board Co. (Commercial Services)	776	19,322
The Geo Group, Inc.* (Commercial Services)	970	19,565
The Gymboree Corp.* (Apparel)	485	23,464
The Hain Celestial Group, Inc.* (Food)	970	18,595
The Men’s Wearhouse, Inc. (Retail)	1,067	26,355
The Pantry, Inc.* (Retail)	485	7,605
The Pep Boys - Manny, Moe & Jack (Retail)	1,067	10,425
The Phoenix Cos., Inc. (Insurance)	2,425	7,881
The Ryland Group, Inc. (Home Builders)	776	16,350
The Timberland Co. - Class A* (Apparel)	1,164	16,203
The Ultimate Software Group, Inc.* (Software)	582	16,715
The Warnaco Group, Inc.* (Apparel)	776	34,035
The Wet Seal, Inc. - Class A* (Retail)	2,813	10,633
Theravance, Inc.* (Pharmaceuticals)	970	14,201
Thoratec Corp.* (Healthcare - Products)	970	29,362
THQ, Inc.* (Software)	1,455	9,952
Tibco Software, Inc.* (Internet)	3,395	32,219
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,067	12,473
Titan International, Inc. (Auto Parts & Equipment)	1,067	9,496
TiVo, Inc.* (Home Furnishings)	1,746	18,089
TNS, Inc.* (Commercial Services)	485	13,289
Tower Group, Inc. (Insurance)	776	18,927
Tractor Supply Co.* (Retail)	582	28,180
TradeStation Group, Inc.* (Diversified Financial Services)	1,746	14,230
Tredegar Corp. (Miscellaneous Manufacturing)	970	14,065
TreeHouse Foods, Inc.* (Food)	582	20,760
TriQuint Semiconductor, Inc.* (Semiconductors)	2,813	21,716
Triumph Group, Inc. (Aerospace/Defense)	388	18,620
True Religion Apparel, Inc.* (Apparel)	582	15,091
TrueBlue, Inc.* (Commercial Services)	1,649	23,201
TrustCo Bank Corp. NY (Banks)	2,716	16,975
Trustmark Corp. (Banks)	1,067	20,326
TTM Technologies, Inc.* (Electronics)	1,455	16,689
Tupperware Corp. (Household Products/Wares)	970	38,722
Tutor Perini Corp.* (Engineering & Construction)	485	10,331
Tyler Technologies, Inc.* (Computers)	1,067	18,235
UAL Corp.* (Airlines)	2,910	26,830
UIL Holdings Corp. (Electric)	873	23,038
UMB Financial Corp. (Banks)	679	27,459
Umpqua Holdings Corp. (Banks)	1,358	14,395
Union Bankshares Corp. (Banks)	485	6,038
Unisource Energy Corp. (Electric)	776	23,862

See accompanying notes to the Schedules of Portfolio Investments.

Unisys Corp.* (Computers)	6,499	17,352
United Fire & Casualty Co. (Insurance)	776	13,890
United Natural Foods, Inc.* (Food)	776	18,562
United Online, Inc. (Internet)	2,037	16,377
United Rentals, Inc.* (Commercial Services)	1,746	17,984
United Stationers, Inc.* (Distribution/Wholesale)	485	23,091
Universal Forest Products, Inc. (Building Materials)	485	19,138
Universal Health Realty Income Trust (REIT)	679	22,101
US Airways Group, Inc.* (Airlines)	3,589	16,868
USEC, Inc.* (Mining)	2,231	10,463
VAALCO Energy, Inc. (Oil & Gas)	2,231	10,263
Valassis Communications, Inc.* (Commercial Services)	970	17,344
ValueClick, Inc.* (Internet)	1,746	23,030
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	388	4,516
Varian, Inc.* (Electronics)	582	29,717
Veeco Instruments, Inc.* (Semiconductors)	873	20,358
VeriFone Holdings, Inc.* (Software)	1,455	23,120
ViaSat, Inc.* (Telecommunications)	582	15,470
ViroPharma, Inc.* (Pharmaceuticals)	1,649	15,863
VIVUS, Inc.* (Healthcare - Products)	1,649	17,232
Vocus, Inc.* (Internet)	485	10,132
Volcano Corp.* (Healthcare - Products)	970	16,315
W&T Offshore, Inc. (Oil & Gas)	1,358	15,902
W.R. Grace & Co.* (Chemicals)	1,261	27,414
Walter Investment Management Corp. (REIT)	291	4,662
Washington REIT (REIT)	1,067	30,730
Washington Trust Bancorp, Inc. (Banks)	679	11,896
Watsco, Inc. (Distribution/Wholesale)	291	15,688
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	679	29,577
Watts Water Technologies, Inc. - Class A (Electronics)	776	23,474
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,649	16,490
WD-40 Co. (Household Products/Wares)	582	16,529
Websense, Inc.* (Internet)	970	16,296
Webster Financial Corp. (Banks)	1,455	18,144
WellCare Health Plans, Inc.* (Healthcare - Services)	679	16,737
Werner Enterprises, Inc. (Transportation)	970	18,071
WesBanco, Inc. (Banks)	873	13,497
West Pharmaceutical Services, Inc. (Healthcare - Products)	776	31,513
Westamerica Bancorp (Banks)	485	25,220
Westfield Financial, Inc. (Banks)	1,843	15,610
Weyco Group, Inc. (Apparel)	388	8,885
WGL Holdings, Inc. (Gas)	970	32,146
Willbros Group, Inc.* (Oil & Gas Services)	1,067	16,250
Winn-Dixie Stores, Inc.* (Food)	1,164	15,272
Wintrust Financial Corp. (Banks)	679	18,985
Wolverine World Wide, Inc. (Apparel)	1,164	28,914
Woodward Governor Co. (Electronics)	1,067	25,885
World Acceptance Corp.* (Diversified Financial Services)	388	9,781
World Fuel Services Corp. (Retail)	582	27,977
World Wrestling Entertainment, Inc. (Entertainment)	1,067	14,949
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,261	17,528
Wright Express Corp.* (Commercial Services)	776	22,900
Wright Medical Group, Inc.* (Healthcare - Products)	970	17,324
XenoPort, Inc.* (Pharmaceuticals)	679	14,415
Zenith National Insurance Corp. (Insurance)	970	29,973
Zep, Inc. (Chemicals)	582	9,458
Zoll Medical Corp.* (Healthcare - Products)	679	14,612
Zoran Corp.* (Semiconductors)	1,164	13,409

TOTAL COMMON STOCKS
(Cost $11,986,949)		13,387,455

	Principal
	Amount

Repurchase Agreements (52.3%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $1,324,000 (Collateralized by $1,353,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $1,352,875)	$1,324,000	1,324,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,192,001 (Collateralized by $3,235,000 of various U.S. Government Agency Obligations, 1.10%-3.00%, 3/30/10-1/13/14, market value $3,263,481)	3,192,000	3,192,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $6,928,002 (Collateralized by $6,649,000 of various U.S. Government Agency Obligations, 1.25%-4.88%, 12/30/10-3/21/13, market value $7,071,056)	6,928,000	6,928,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $250,000 (Collateralized by $260,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $261,686)	250,000	250,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $80,000 (Collateralized by $83,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $84,589)	80,000	80,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,774,000)		11,774,000

TOTAL INVESTMENT SECURITIES (Cost $23,760,949)—111.8%		25,161,455
Net other assets (liabilities)—(11.8)%		(2,665,382)

NET ASSETS—100.0%		$22,496,073

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $3,760,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/18/09 (Underlying notional amount at value $8,957,880)	149	$87,089

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$16,114,020	$(236,501)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	6,185,965	(90,877)

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$31,763	0.1%
Aerospace/Defense	207,710	0.9%
Aerospace/Defense Equipment	22,194	0.1%
Agriculture	13,658	0.1%
Airlines	123,686	0.5%
Apparel	293,371	1.3%
Auto Manufacturers	6,355	NM
Auto Parts & Equipment	86,013	0.4%
Banks	891,300	4.0%
Biotechnology	290,747	1.3%
Building Materials	107,390	0.5%
Chemicals	298,258	1.3%
Coal	12,976	0.1%
Commercial Services	928,322	4.1%
Computers	316,211	1.4%
Cosmetics/Personal Care	29,031	0.1%
Distribution/Wholesale	118,105	0.5%
Diversified Financial Services	225,515	1.0%
Electric	139,818	0.6%
Electrical Components & Equipment	129,677	0.6%
Electronics	390,183	1.7%
Energy - Alternate Sources	7,132	NM
Engineering & Construction	86,464	0.4%
Entertainment	100,293	0.4%
Environmental Control	104,180	0.5%
Food	196,926	0.9%
Forest Products & Paper	172,467	0.8%
Gas	167,015	0.7%
Hand/Machine Tools	97,412	0.4%
Healthcare - Products	634,890	2.8%
Healthcare - Services	242,398	1.1%
Home Builders	36,218	0.2%
Home Furnishings	40,135	0.2%
Household Products/Wares	148,986	0.7%
Housewares	16,783	0.1%
Insurance	519,426	2.3%
Internet	412,461	1.8%
Investment Companies	65,974	0.3%
Leisure Time	50,379	0.2%
Lodging	33,457	0.1%
Machinery - Construction & Mining	12,353	0.1%
Machinery - Diversified	161,605	0.7%
Media	38,920	0.2%
Metal Fabricate/Hardware	132,239	0.6%
Mining	117,925	0.5%
Miscellaneous Manufacturing	350,071	1.6%
Office Furnishings	27,704	0.1%
Oil & Gas	409,940	1.8%
Oil & Gas Services	255,449	1.1%
Packaging & Containers	6,498	NM
Pharmaceuticals	352,627	1.6%
REIT	772,529	3.4%
Real Estate	13,332	0.1%
Retail	782,377	3.5%
Savings & Loans	89,907	0.4%
Semiconductors	443,410	2.0%
Software	639,728	2.8%
Storage/Warehousing	18,523	0.1%
Telecommunications	661,617	2.9%
Toys/Games/Hobbies	20,808	0.1%
Transportation	214,566	1.0%
Trucking & Leasing	12,194	0.1%
Water	57,854	0.3%
Other**	9,108,618	40.5%

Total	$22,496,073	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$13,387,455	$-	$13,387,455
Repurchase Agreements	-	11,774,000	11,774,000

Total Investment Securities	13,387,455	11,774,000	25,161,455

Other Financial Instruments^	87,089	(327,378)	(240,289)

Total Investments	$13,474,544	$11,446,622	$24,921,166

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (75.8%)
Activision Blizzard, Inc.* (Software)	21,225	$262,978
Adobe Systems, Inc.* (Software)	9,675	319,662
Akamai Technologies, Inc.* (Internet)	3,075	60,516
Altera Corp. (Semiconductors)	7,725	158,440
Amazon.com, Inc.* (Internet)	5,400	504,144
Amgen, Inc.* (Biotechnology)	8,850	533,035
Apollo Group, Inc. - Class A* (Commercial Services)	2,925	215,485
Apple Computer, Inc.* (Computers)	23,400	4,337,658
Applied Materials, Inc. (Semiconductors)	12,900	172,860
Autodesk, Inc.* (Software)	4,500	107,100
Automatic Data Processing, Inc. (Software)	6,675	262,327
Baidu, Inc.ADR* (Internet)	525	205,301
Bed Bath & Beyond, Inc.* (Retail)	6,600	247,764
Biogen Idec, Inc.* (Biotechnology)	5,850	295,542
Broadcom Corp. - Class A* (Semiconductors)	7,425	227,873
C.H. Robinson Worldwide, Inc. (Transportation)	3,150	181,912
CA, Inc. (Software)	9,450	207,805
Celgene Corp.* (Biotechnology)	8,550	477,945
Cephalon, Inc.* (Pharmaceuticals)	1,350	78,624
Cerner Corp.* (Software)	1,500	112,200
Check Point Software Technologies, Ltd.* (Internet)	3,825	108,439
Cintas Corp. (Textiles)	3,450	104,570
Cisco Systems, Inc.* (Telecommunications)	38,550	907,467
Citrix Systems, Inc.* (Software)	4,050	158,881
Cognizant Technology Solutions Corp.* (Computers)	5,325	205,864
Comcast Corp. - Class A (Media)	27,000	456,030
Costco Wholesale Corp. (Retail)	4,275	241,366
Dell, Inc.* (Computers)	13,425	204,865
DENTSPLY International, Inc. (Healthcare - Products)	2,700	93,258
DIRECTV Group, Inc.* (Media)	13,350	368,193
DISH Network Corp. - Class A* (Media)	4,050	78,003
eBay, Inc.* (Internet)	18,000	424,980
Electronic Arts, Inc.* (Software)	6,075	115,729
Expedia, Inc.* (Internet)	5,325	127,534
Expeditors International of Washington, Inc. (Transportation)	3,900	137,085
Express Scripts, Inc.* (Pharmaceuticals)	4,575	354,928
Fastenal Co. (Distribution/Wholesale)	2,625	101,588
First Solar, Inc.* (Energy - Alternate Sources)	1,425	217,825
Fiserv, Inc.* (Software)	3,600	173,520
Flextronics International, Ltd.* (Electronics)	16,500	123,090
FLIR Systems, Inc.* (Electronics)	3,000	83,910
Foster Wheeler AG* (Engineering & Construction)	2,475	78,977
Garmin, Ltd. (Electronics)	3,450	130,203
Genzyme Corp.* (Biotechnology)	6,375	361,654
Gilead Sciences, Inc.* (Pharmaceuticals)	16,650	775,557
Google, Inc. - Class A* (Internet)	2,775	1,375,984
Hansen Natural Corp.* (Beverages)	1,650	60,621
Henry Schein, Inc.* (Healthcare - Products)	1,650	90,602
Hologic, Inc.* (Healthcare - Products)	5,025	82,109
IAC/InterActiveCorp* (Internet)	2,550	51,485
Illumina, Inc.* (Biotechnology)	2,250	95,625
Infosys Technologies, Ltd.ADR (Software)	2,025	98,192
Intel Corp. (Semiconductors)	36,675	717,730
Intuit, Inc.* (Software)	7,650	218,025
Intuitive Surgical, Inc.* (Healthcare - Products)	675	177,019
J.B. Hunt Transport Services, Inc. (Transportation)	2,400	77,112
Joy Global, Inc. (Machinery - Construction & Mining)	1,875	91,763
Juniper Networks, Inc.* (Telecommunications)	6,450	174,279
KLA-Tencor Corp. (Semiconductors)	3,900	139,854
Lam Research Corp.* (Semiconductors)	2,475	84,546
Liberty Global, Inc. - Class A* (Media)	2,625	59,246
Liberty Media Holding Corp. - Interactive Series A* (Internet)	10,200	111,894
Life Technologies Corp.* (Biotechnology)	3,375	157,106
Linear Technology Corp. (Semiconductors)	5,550	153,347
Logitech International S.A.ADR* (Computers)	3,300	60,654
Marvell Technology Group, Ltd.* (Semiconductors)	11,100	179,709
Maxim Integrated Products, Inc. (Semiconductors)	5,625	102,038
Microchip Technology, Inc. (Semiconductors)	2,850	75,525
Microsoft Corp. (Software)	57,450	1,487,380
Millicom International Cellular S.A.* (Telecommunications)	1,950	141,843
NetApp, Inc.* (Computers)	6,600	176,088
News Corp. - Class A (Media)	26,625	319,234
NII Holdings, Inc. - Class B* (Telecommunications)	3,000	89,940
NVIDIA Corp.* (Semiconductors)	10,050	151,052
O’Reilly Automotive, Inc.* (Retail)	2,550	92,157
Oracle Corp. (Software)	39,150	815,886
PACCAR, Inc. (Auto Manufacturers)	7,650	288,481
Patterson Cos., Inc.* (Healthcare - Products)	2,175	59,269
Paychex, Inc. (Commercial Services)	6,450	187,372
Pharmaceutical Product Development, Inc. (Commercial Services)	2,175	47,720
Qualcomm, Inc. (Telecommunications)	37,575	1,690,123
Research In Motion, Ltd.* (Computers)	10,650	719,407
Ross Stores, Inc. (Retail)	2,400	114,648
Rovi Corp.* (Semiconductors)	149	5,006
Ryanair Holdings PLCADR* (Airlines)	2,175	63,162
Seagate Technology (Computers)	9,225	140,312
Sears Holdings Corp.* (Retail)	2,325	151,846
Sigma-Aldrich Corp. (Chemicals)	2,175	117,407
See accompanying notes to the Schedules of Portfolio Investments.

Staples, Inc. (Retail)	9,075	210,721
Starbucks Corp.* (Retail)	19,200	396,480
Steel Dynamics, Inc. (Iron/Steel)	4,125	63,278
Stericycle, Inc.* (Environmental Control)	1,650	79,943
Symantec Corp.* (Internet)	15,975	263,108
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	13,800	697,728
Urban Outfitters, Inc.* (Retail)	3,150	95,036
VeriSign, Inc.* (Internet)	3,375	79,954
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,525	133,598
Warner Chilcott PLC - Class A* (Pharmaceuticals)	4,725	102,155
Wynn Resorts, Ltd.* (Lodging)	2,550	180,769
Xilinx, Inc. (Semiconductors)	6,825	159,841
Yahoo!, Inc.* (Internet)	12,600	224,406

TOTAL COMMON STOCKS
(Cost $24,065,964)		29,082,502

	Principal
	Amount

Repurchase Agreements (29.0%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $1,249,000 (Collateralized by $1,276,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $1,275,882)	$1,249,000	1,249,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,012,001 (Collateralized by $3,055,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $3,083,259)	3,012,000	3,012,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $6,539,002 (Collateralized by $6,641,000 of various U.S. Government Agency Obligations, 1.25%-4.88%, 12/30/10-3/21/13, market value $6,674,495)	6,539,000	6,539,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $236,000 (Collateralized by $245,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $246,330)	236,000	236,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $80,000 (Collateralized by $84,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $85,417)	80,000	80,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,116,000)		11,116,000

TOTAL INVESTMENT SECURITIES
(Cost $35,181,964)—104.8%		40,198,502
Net other assets (liabilities)—(4.8)%		(1,845,294)

NET ASSETS—100.0%		$38,353,208

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $6,850,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
ADR	American Depositary Receipt
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/18/09 (Underlying notional amount at value $2,058,000)	60	$25,029

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$19,954,879	$(32,320)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	25,516,419	(84,036)

ProFund VP UltraNASDAQ-100 invested in the following industries as of September 30, 2009:
		% of
	Value	Net Assets

Airlines	$63,162	0.2%
Auto Manufacturers	288,481	0.7%
Beverages	60,621	0.2%
Biotechnology	2,054,505	5.2%
Chemicals	117,407	0.3%
Commercial Services	450,577	1.2%
Computers	5,844,848	15.3%
Distribution/Wholesale	101,588	0.3%
Electronics	337,203	0.8%
Energy - Alternate Sources	217,825	0.6%
Engineering & Construction	78,977	0.2%
Environmental Control	79,943	0.2%
Healthcare - Products	502,257	1.3%
Internet	3,537,745	9.2%
Iron/Steel	63,278	0.2%
Lodging	180,769	0.5%
Machinery - Construction & Mining	91,763	0.2%
Media	1,280,706	3.4%
Pharmaceuticals	2,008,992	5.2%
Retail	1,550,018	3.8%
Semiconductors	2,327,821	6.1%
Software	4,339,685	11.4%
Telecommunications	3,003,652	7.9%
Textiles	104,570	0.3%
Transportation	396,109	1.1%
Other**	9,270,706	24.2%

Total	$38,353,208	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$29,082,502	$-	$29,082,502
Repurchase Agreements	-	11,116,000	11,116,000

Total Investment Securities	29,082,502	11,116,000	40,198,502

Other Financial Instruments^	25,029	(116,356)	(91,327)

Total Investments	$29,107,531	$10,999,644	$40,107,175

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	September 30, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (19.8%)
Federal Home Loan Bank, 0.01%‡, 10/2/09	$9,697,000	$9,696,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,696,997)		9,696,997

Repurchase Agreements (122.5%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $11,373,003 (Collateralized by $11,603,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $11,601,926)	11,373,000	11,373,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $12,493,003 (Collateralized by $12,635,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $12,751,874)	12,493,000	12,493,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $14,733,004 (Collateralized by $13,154,400 of various U.S. Treasury Securities, 1.25%-8.50%, 12/30/10-2/15/20, market value $15,037,976)	14,733,000	14,733,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $10,729,003 (Collateralized by $10,900,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $10,959,163)	10,729,000	10,729,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $10,623,003 (Collateralized by $10,775,000 of various U.S. Government Agency Obligations, 0.65%-4.15%, 7/6/10-5/6/13, market value $10,837,629)	10,623,000	10,623,000

TOTAL REPURCHASE AGREEMENTS
(Cost $59,951,000)		59,951,000

	Contracts

Options Purchased(NM)
S&P 500 Futures Call Option, exercise @ 1450, expiring 11/20/09	90	896

TOTAL OPTIONS PURCHASED
(Cost $1,530)		896

TOTAL INVESTMENT SECURITIES
(Cost $69,649,527)—142.3%		69,648,893
Net other assets (liabilities)—(42.3)%		(20,691,774)

NET ASSETS—100.0%		$48,957,119

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $10,960,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/18/09 (Underlying notional amount at value $14,927,750)	284	$(238,535)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(5,433,677)	$81,579
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(28,829,152)	93,295

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
U.S. Government Agency Obligations	$-	$9,696,997	$9,696,997
Repurchase Agreements	-	59,951,000	59,951,000
Options Purchased	-	896	896

Total Investment Securities	-	69,648,893	69,648,893

Other Financial Instruments^	(238,535)	174,874	(63,661)

Total Investments	$(238,535)	$69,823,767	$69,585,232

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	September 30, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (21.9%)
Federal Home Loan Bank, 0.01%‡, 10/2/09	$1,280,000	$1,280,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,280,000)		1,280,000

Repurchase Agreements (70.7%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $818,000 (Collateralized by $836,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $835,923)	818,000	818,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $834,000 (Collateralized by $844,000 of various U.S. Treasury Securities, 1.10%-4.13%, 3/30/10-1/13/14, market value $851,896)	834,000	834,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $865,000 (Collateralized by $885,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $890,071)	865,000	865,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $809,000 (Collateralized by $827,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $831,544)	809,000	809,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $808,000 (Collateralized by $811,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $827,611)	808,000	808,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,134,000)		4,134,000

TOTAL INVESTMENT SECURITIES
(Cost $5,414,000)—92.6%		5,414,000
Net other assets (liabilities)—7.4%		430,404

NET ASSETS—100.0%		$5,844,404

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 12/18/09 (Underlying notional amount at value $756,910)	11	$8,069

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(3,430,259)	$7,773
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,629,534)	2,734

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
U.S. Government Agency Obligations	$-	$1,280,000	$1,280,000
Repurchase Agreements	-	4,134,000	4,134,000

Total Investment Securities	-	5,414,000	5,414,000

Other Financial Instruments^	8,069	10,507	18,576

Total Investments	$8,069	$5,424,507	$5,432,576

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	September 30, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (24.6%)
Federal Home Loan Bank, 0.01%‡, 10/2/09	$3,188,000	$3,187,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,187,999)		3,187,999

Repurchase Agreements (61.9%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $1,558,000 (Collateralized by $1,591,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $1,590,853)	1,558,000	1,558,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $1,642,000 (Collateralized by $1,666,000 of various U.S. Government Agency Obligations, 1.10%-3.00%, 3/30/10-1/13/14, market value $1,680,752)	1,642,000	1,642,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $1,810,001 (Collateralized by $1,852,000 of various U.S. Government Agency Obligations, 1.25%-2.17%, 12/30/10-3/21/13, market value $1,852,538)	1,810,000	1,810,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $1,510,000 (Collateralized by $1,536,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $1,544,640)	1,510,000	1,510,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $1,502,000 (Collateralized by $1,503,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $1,533,793)	1,502,000	1,502,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,022,000)		8,022,000

	Contracts

Options Purchased(NM)
Russell 2000 Futures Call Option, exercise @ 840, expiring 11/20/09	50	491

TOTAL OPTIONS PURCHASED
(Cost $613)		491

TOTAL INVESTMENT SECURITIES
(Cost $11,210,612)—86.5%		11,210,490
Net other assets (liabilities)—13.5%		1,750,774

NET ASSETS—100.0%		$12,961,264

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $1,730,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(7,776,660)	$113,939
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(5,257,252)	60,769

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 2	Total

Description
Investment Securities:
U.S. Government Agency Obligations	$3,187,999	$3,187,999
Repurchase Agreements	8,022,000	8,022,000
Options Purchased	491	491

Total Investment Securities	11,210,490	11,210,490

Other Financial Instruments^	174,708	174,708

Total Investments	$11,385,198	$11,385,198

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (93.0%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $222,000 (Collateralized by $227,000 of various U.S. Treasury Bills, 0.07%‡-4.13%, 11/19/09-8/15/10, market value $227,078)	$222,000	$222,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $223,000 (Collateralized by $229,000 of various U.S. Treasury Securities, 1.10%-4.13%, 3/30/10-8/15/10, market value $231,213)	223,000	223,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $226,000 (Collateralized by $232,000 of various U.S. Treasury Securities, 1.25%-4.13%, 8/15/10-12/30/10, market value $233,520)	226,000	226,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $221,000 (Collateralized by $227,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $228,287)	221,000	221,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $221,000 (Collateralized by $227,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $231,618)	221,000	221,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,113,000)		1,113,000

TOTAL INVESTMENT SECURITIES
(Cost $1,113,000)—93.0%		1,113,000
Net other assets (liabilities)—7.0%		83,719

NET ASSETS—100.0%		$1,196,719

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $20,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/18/09 (Underlying notional amount at value $578,700)	12	$5,070

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(51,549)	$402
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(568,577)	5,766

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$-	$1,113,000	$1,113,000

Total Investment Securities	-	1,113,000	1,113,000

Other Financial Instruments^	5,070	6,168	11,238

Total Investments	$5,070	$1,119,168	$1,124,238

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	September 30, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (12.4%)
Federal Home Loan Bank, 0.01%‡, 10/2/09	$3,358,000	$3,357,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,357,999)		3,357,999

Repurchase Agreements (89.6%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $4,474,001 (Collateralized by $4,566,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $4,565,577)	4,474,000	4,474,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $5,135,001 (Collateralized by $5,195,000 of various U.S. Treasury Securities, 1.10%-4.13%, 3/30/10-8/15/10, market value $5,244,001)	5,135,000	5,135,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $6,458,002 (Collateralized by $6,268,000 of various U.S. Government Agency Obligations, 1.25%-4.88%, 12/30/10-3/21/13, market value $6,599,259)	6,458,000	6,458,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $4,094,001 (Collateralized by $4,165,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $4,187,607)	4,094,000	4,094,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $4,034,001 (Collateralized by $4,105,000 of various U.S. Government Agency Obligations, 0.65%-4.12%, 7/6/10-5/6/13, market value $4,116,959)	4,034,000	4,034,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,195,000)		24,195,000

TOTAL INVESTMENT SECURITIES
(Cost $27,552,999)—102.0%		27,552,999
Net other assets (liabilities)—(2.0)%		(528,430)

NET ASSETS—100.0%		$27,024,569

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $5,470,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/18/09 (Underlying notional amount at value $343,000)	10	$(4,319)
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(6,310,137)	$19,439
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(20,402,934)	(15,837)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
U.S. Government Agency Obligations	$-	$3,357,999	$3,357,999
Repurchase Agreements	-	24,195,000	24,195,000

Total Investment Securities	-	27,552,999	27,552,999

Other Financial Instruments^	(4,319)	3,602	(717)

Total Investments	$(4,319)	$27,556,601	$27,552,282

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (95.4%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $467,000 (Collateralized by $477,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $476,956)	$467,000	$467,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $467,000 (Collateralized by $474,000 of various U.S. Treasury Securities, 1.10%-4.13%, 3/30/10-8/15/10, market value $479,190)	467,000	467,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $467,000 (Collateralized by $475,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $477,722)	467,000	467,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $467,000 (Collateralized by $475,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $477,578)	467,000	467,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $463,000 (Collateralized by $464,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $473,387)	463,000	463,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,331,000)		2,331,000

TOTAL INVESTMENT SECURITIES
(Cost $2,331,000)—95.4%		2,331,000
Net other assets (liabilities)—4.6%		113,177

NET ASSETS—100.0%		$2,444,177

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $170,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 12/18/09 (Underlying notional amount at value $926,940)	12	$(642)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(1,066,298)	$5,777
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	(444,388)	2,322

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$-	$2,331,000	$2,331,000

Total Investment Securities	-	2,331,000	2,331,000

Other Financial Instruments^	(642)	8,099	7,457

Total Investments	$(642)	$2,339,099	$2,338,457

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (101.5%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $270,000 (Collateralized by $277,000 of various U.S. Treasury Bills, 0.07%‡-4.13%, 11/19/09-8/15/10, market value $277,007)	$270,000	$270,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $271,000 (Collateralized by $277,000 of various U.S. Treasury Securities, 1.10%-4.13%, 3/30/10-8/15/10, market value $279,846)	271,000	271,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $274,000 (Collateralized by $280,000 of various U.S. Treasury Securities, 1.25%-4.13%, 8/15/10-12/30/10, market value $282,012)	274,000	274,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $269,000 (Collateralized by $275,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $276,768)	269,000	269,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $269,000 (Collateralized by $273,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $278,540)	269,000	269,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,353,000)		1,353,000

TOTAL INVESTMENT SECURITIES
(Cost $1,353,000)—101.5%		1,353,000
Net other assets (liabilities)—(1.5)%		(20,311)

NET ASSETS—100.0%		$1,332,689

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $60,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(308,339)	$(4,039)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,018,786)	(13,540)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$1,353,000	$1,353,000

Total Investment Securities	1,353,000	1,353,000

Other Financial Instruments^	(17,579)	(17,579)

Total Investments	$1,335,421	$1,335,421

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (457.5%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $355,000 (Collateralized by $363,000 of various U.S. Treasury Bills, 0.07%‡-4.13%, 11/19/09-8/15/10, market value $363,198)	$355,000	$355,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $469,000 (Collateralized by $477,000 of various U.S. Treasury Securities, 1.10%-4.13%, 3/30/10-1/13/14, market value $481,031)	469,000	469,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $698,000 (Collateralized by $715,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $719,097)	698,000	698,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $289,000 (Collateralized by $294,000 of various U.S. Treasury Securities, 0.80%-4.13%, 5/17/10-8/15/10, market value $295,981)	289,000	289,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $280,000 (Collateralized by $283,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $288,759)	280,000	280,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,091,000)		2,091,000

TOTAL INVESTMENT SECURITIES
(Cost $2,091,000)—457.5%		2,091,000
Net other assets (liabilities)—(357.5)%		(1,633,977)

NET ASSETS—100.0%		$457,023

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $720,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/18/09 (Underlying notional amount at value $96,450)	2	$183

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(407,784)	$1,200
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(412,694)	9,951

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$-	$2,091,000	$2,091,000

Total Investment Securities	-	2,091,000	2,091,000

Other Financial Instruments^	183	11,151	11,334

Total Investments	$183	$2,102,151	$2,102,334

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (112.2%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $11,000 (Collateralized by $12,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $11,999)	$11,000	$11,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $28,000 (Collateralized by $28,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $28,922)	28,000	28,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $61,000 (Collateralized by $65,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $65,372)	61,000	61,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $2,066)	2,000	2,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $3,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $105,000)		105,000

TOTAL INVESTMENT SECURITIES
(Cost $105,000)—112.2%		105,000
Net other assets (liabilities)—(12.2)%		(11,385)

NET ASSETS—100.0%		$93,615

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $105,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/18/09 (Underlying notional amount at value $34,300)	1	$(433)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(96,420)	$836
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(56,225)	(55)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$-	$105,000	$105,000

Total Investment Securities	-	105,000	105,000

Other Financial Instruments^	(433)	781	348

Total Investments	$(433)	$105,781	$105,348

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (82.8%)
Associated Banc-Corp (Banks)	1,990	$22,726
Astoria Financial Corp. (Savings & Loans)	1,592	17,576
BancorpSouth, Inc. (Banks)	1,393	34,003
Bank of America Corp. (Banks)	150,046	2,538,778
Bank of Hawaii Corp. (Banks)	796	33,066
BB&T Corp. (Banks)	11,741	319,825
BOK Financial Corp. (Banks)	398	18,435
CapitalSource, Inc. (Diversified Financial Services)	4,577	19,864
Capitol Federal Financial (Savings & Loans)	398	13,102
Cathay Bancorp, Inc. (Banks)	796	6,440
Citigroup, Inc. (Diversified Financial Services)	126,476	612,144
City National Corp. (Banks)	796	30,988
Comerica, Inc. (Banks)	2,587	76,756
Commerce Bancshares, Inc. (Banks)	1,194	44,464
Cullen/Frost Bankers, Inc. (Banks)	995	51,382
East West Bancorp, Inc. (Banks)	1,592	13,214
F.N.B. Corp. (Banks)	1,990	14,149
Fifth Third Bancorp (Banks)	13,731	139,095
First Financial Bankshares, Inc. (Banks)	398	19,685
First Horizon National Corp.* (Banks)	3,781	50,023
First Midwest Bancorp, Inc. (Banks)	796	8,971
First Niagara Financial Group, Inc. (Savings & Loans)	2,587	31,898
FirstMerit Corp. (Banks)	1,393	26,509
Fulton Financial Corp. (Banks)	2,985	21,970
Glacier Bancorp, Inc. (Banks)	995	14,865
Hancock Holding Co. (Banks)	398	14,953
Hudson City Bancorp, Inc. (Savings & Loans)	8,358	109,908
Huntington Bancshares, Inc. (Banks)	9,950	46,864
IBERIABANK Corp. (Banks)	398	18,133
International Bancshares Corp. (Banks)	995	16,228
J.P. Morgan Chase & Co. (Diversified Financial Services)	68,257	2,991,022
KeyCorp (Banks)	15,323	99,599
M&T Bank Corp. (Banks)	1,194	74,410
Marshall & Ilsley Corp. (Banks)	6,368	51,390
MB Financial, Inc. (Banks)	597	12,519
National Penn Bancshares, Inc. (Banks)	2,189	13,375
New York Community Bancorp (Savings & Loans)	5,970	68,177
NewAlliance Bancshares, Inc. (Savings & Loans)	1,791	19,164
Northern Trust Corp. (Banks)	4,179	243,051
Old National Bancorp (Banks)	1,194	13,373
PacWest Bancorp (Banks)	398	7,582
Park National Corp. (Banks)	199	11,610
People’s United Financial, Inc. (Banks)	2,985	46,447
PNC Financial Services Group (Banks)	7,960	386,776
Popular, Inc. (Banks)	4,577	12,953
PrivateBancorp, Inc. (Banks)	796	19,470
Prosperity Bancshares, Inc. (Banks)	796	27,693
Provident Financial Services, Inc. (Savings & Loans)	995	10,238
Regions Financial Corp. (Banks)	20,696	128,522
Sterling Bancshares, Inc. (Banks)	1,393	10,183
SunTrust Banks, Inc. (Banks)	8,557	192,960
Susquehanna Bancshares, Inc. (Banks)	1,393	8,205
SVB Financial Group* (Banks)	597	25,832
Synovus Financial Corp. (Banks)	7,363	27,611
TCF Financial Corp. (Banks)	2,189	28,545
TFS Financial Corp. (Savings & Loans)	1,592	18,945
TrustCo Bank Corp. NY (Banks)	1,393	8,706
Trustmark Corp. (Banks)	796	15,164
U.S. Bancorp (Banks)	27,233	595,313
UMB Financial Corp. (Banks)	597	24,143
Umpqua Holdings Corp. (Banks)	1,393	14,766
United Bankshares, Inc. (Banks)	796	15,594
Valley National Bancorp (Banks)	2,388	29,348
Washington Federal, Inc. (Savings & Loans)	1,990	33,551
Webster Financial Corp. (Banks)	1,194	14,889
Wells Fargo & Co. (Banks)	27,013	761,226
Westamerica Bancorp (Banks)	597	31,044
Whitney Holding Corp. (Banks)	1,194	11,391
Wilmington Trust Corp. (Banks)	1,194	16,955
Wintrust Financial Corp. (Banks)	398	11,128
Zions Bancorp (Banks)	2,189	39,336

TOTAL COMMON STOCKS
(Cost $6,228,104)		10,558,220

TOTAL INVESTMENT SECURITIES
(Cost $6,228,104)—82.8%		10,558,220
Net other assets (liabilities)—17.2%		2,192,729

NET ASSETS—100.0%		$12,750,949

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$2,199,340	$(660)

ProFund VP Banks invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Banks	$6,612,631	51.9%
Diversified Financial Services	3,623,030	28.5%
Savings & Loans	322,559	2.4%
Other**	2,192,729	17.2%

Total	$12,750,949	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$10,558,220	$-	$10,558,220

Total Investment Securities	10,558,220	-	10,558,220

Other Financial Instruments^	-	(660)	(660)

Total Investments	$10,558,220	$(660)	$10,557,560

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (99.8%)
Air Products & Chemicals, Inc. (Chemicals)	35,700	$2,769,606
Airgas, Inc. (Chemicals)	12,600	609,462
AK Steel Holding Corp. (Iron/Steel)	19,950	393,614
Albemarle Corp. (Chemicals)	16,275	563,115
Alcoa, Inc. (Mining)	175,875	2,307,480
Allegheny Technologies, Inc. (Iron/Steel)	16,800	587,832
Alpha Natural Resources, Inc.* (Coal)	28,350	995,085
Arch Coal, Inc. (Coal)	29,400	650,622
Ashland, Inc. (Chemicals)	12,075	521,882
Avery Dennison Corp. (Household Products/Wares)	20,475	737,305
Cabot Corp. (Chemicals)	8,925	206,257
Calgon Carbon Corp.* (Environmental Control)	9,975	147,929
Carpenter Technology Corp. (Iron/Steel)	7,875	184,196
Celanese Corp. - Series A (Chemicals)	25,725	643,125
CF Industries Holdings, Inc. (Chemicals)	9,975	860,144
Cliffs Natural Resources, Inc. (Iron/Steel)	23,625	764,505
Coeur d’Alene Mines Corp.* (Mining)	13,650	279,825
Commercial Metals Co. (Metal Fabricate/Hardware)	20,475	366,503
Compass Minerals International, Inc. (Mining)	5,775	355,856
CONSOL Energy, Inc. (Coal)	32,550	1,468,330
Cytec Industries, Inc. (Chemicals)	8,925	289,795
Domtar Corp.* (Forest Products & Paper)	7,350	258,867
E.I. du Pont de Nemours & Co. (Chemicals)	153,300	4,927,062
Eastman Chemical Co. (Chemicals)	12,600	674,604
Ecolab, Inc. (Chemicals)	42,525	1,965,931
FMC Corp. (Chemicals)	13,125	738,281
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	74,550	5,114,875
Fuller (H.B.) Co. (Chemicals)	8,925	186,533
Hecla Mining Co.* (Mining)	42,525	186,685
Huntsman Corp. (Chemicals)	29,400	267,834
International Flavors & Fragrances, Inc. (Chemicals)	14,175	537,658
International Paper Co. (Forest Products & Paper)	71,925	1,598,893
Intrepid Potash, Inc.* (Chemicals)	7,875	185,771
Kaiser Aluminum Corp. (Mining)	2,625	95,445
Lubrizol Corp. (Chemicals)	12,075	862,879
Massey Energy Co. (Coal)	15,225	424,625
Minerals Technologies, Inc. (Chemicals)	3,150	149,814
NewMarket Corp. (Chemicals)	2,100	195,384
Newmont Mining Corp. (Mining)	86,100	3,790,122
Nucor Corp. (Iron/Steel)	51,450	2,418,664
Olin Corp. (Chemicals)	12,600	219,744
OM Group, Inc.* (Chemicals)	5,775	175,502
Patriot Coal Corp.* (Coal)	13,650	160,524
Peabody Energy Corp. (Coal)	48,300	1,797,726
PPG Industries, Inc. (Chemicals)	29,925	1,741,934
Praxair, Inc. (Chemicals)	55,650	4,546,048
Reliance Steel & Aluminum Co. (Iron/Steel)	11,550	491,568
Rockwood Holdings, Inc.* (Chemicals)	8,925	183,587
Royal Gold, Inc. (Mining)	7,350	335,160
RPM, Inc. (Chemicals)	23,100	427,119
RTI International Metals, Inc.* (Mining)	5,250	130,778
Schulman (A.), Inc. (Chemicals)	4,200	83,706
Sensient Technologies Corp. (Chemicals)	8,925	247,847
Sigma-Aldrich Corp. (Chemicals)	18,900	1,020,222
Solutia, Inc.* (Chemicals)	21,525	249,260
Southern Copper Corp. (Mining)	38,325	1,176,194
Steel Dynamics, Inc. (Iron/Steel)	38,850	595,959
Terra Industries, Inc. (Chemicals)	17,850	618,860
The Dow Chemical Co. (Chemicals)	206,850	5,392,579
The Mosaic Co. (Chemicals)	26,775	1,287,074
Titanium Metals Corp. (Mining)	15,225	146,008
Tredegar Corp. (Miscellaneous Manufacturing)	4,200	60,900
United States Steel Corp. (Iron/Steel)	25,725	1,141,418
USEC, Inc.* (Mining)	20,475	96,028
Valspar Corp. (Chemicals)	16,800	462,168
W.R. Grace & Co.* (Chemicals)	11,025	239,684
Walter Energy, Inc. (Holding Companies - Diversified)	9,450	567,567
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	8,925	89,250
Worthington Industries, Inc. (Metal Fabricate/Hardware)	11,550	160,545

TOTAL COMMON STOCKS
(Cost $48,030,384)		64,127,354

	Principal
	Amount

Repurchase Agreements (0.4%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $26,000 (Collateralized by $27,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $26,998)	$26,000	26,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $64,000 (Collateralized by $65,000 Federal National Mortgage Association, 3.00%, 1/13/14, market value $65,308)	64,000	64,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $139,000 (Collateralized by $145,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $145,831)	139,000	139,000
UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $5,000 (Collateralized by $5,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $5,165)	5,000	5,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $3,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $237,000)		237,000

TOTAL INVESTMENT SECURITIES
(Cost $48,267,384)—100.2%		64,364,354
Net other assets (liabilities)—(0.2)%		(109,013)

NET ASSETS—100.0%		$64,255,341

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2009.

ProFund VP Basic Materials invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Chemicals	$34,050,471	53.0%
Coal	5,496,912	8.6%
Environmental Control	147,929	0.2%
Forest Products & Paper	1,947,010	3.0%
Holding Companies - Diversified	567,567	0.9%
Household Products/Wares	737,305	1.1%
Iron/Steel	6,577,756	10.3%
Metal Fabricate/Hardware	527,048	0.9%
Mining	14,014,456	21.7%
Miscellaneous Manufacturing	60,900	0.1%
Other**	127,987	0.2%

Total	$64,255,341	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$64,127,354	$-	$64,127,354
Repurchase Agreements	-	237,000	237,000

Total Investment Securities	$64,127,354	$237,000	$64,364,354

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (84.8%)
Acorda Therapeutics, Inc.* (Biotechnology)	1,876	$43,673
Affymetrix, Inc.* (Biotechnology)	3,350	29,413
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,288	190,987
Amgen, Inc.* (Biotechnology)	43,178	2,600,611
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	6,834	93,557
Biogen Idec, Inc.* (Biotechnology)	10,070	508,736
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,824	87,218
Celera Corp.* (Biotechnology)	3,886	24,210
Celgene Corp.* (Biotechnology)	8,878	496,280
Charles River Laboratories International, Inc.* (Biotechnology)	3,216	118,928
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,814	56,843
Dendreon Corp.* (Biotechnology)	5,628	157,528
Gen-Probe, Inc.* (Healthcare - Products)	2,412	99,953
Genzyme Corp.* (Biotechnology)	8,132	461,328
Gilead Sciences, Inc.* (Pharmaceuticals)	44,220	2,059,768
Human Genome Sciences, Inc.* (Biotechnology)	7,772	146,269
Illumina, Inc.* (Biotechnology)	6,030	256,275
Incyte, Corp.* (Biotechnology)	4,422	29,848
InterMune, Inc.* (Biotechnology)	1,742	27,750
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,556	66,381
Life Technologies Corp.* (Biotechnology)	8,576	399,213
Myriad Genetics, Inc.* (Biotechnology)	4,690	128,506
Nektar Therapeutics* (Biotechnology)	4,422	43,070
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,948	88,352
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,814	99,334
PDL BioPharma, Inc. (Biotechnology)	5,762	45,405
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,082	59,483
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,948	44,810
Techne Corp. (Healthcare - Products)	1,876	117,344
United Therapeutics Corp.* (Pharmaceuticals)	2,144	105,034
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,710	330,109

TOTAL COMMON STOCKS
(Cost $5,048,610)		9,016,216

TOTAL INVESTMENT SECURITIES
(Cost $5,048,610)—84.8%		9,016,216
Net other assets (liabilities)—15.2%		1,618,899

NET ASSETS—100.0%		$10,635,115

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$1,599,520	$(480)
ProFund VP Biotechnology invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Biotechnology	$6,142,432	57.9%
Healthcare - Products	217,297	2.0%
Pharmaceuticals	2,656,487	24.9%
Other**	1,618,899	15.2%

Total	$10,635,115	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$9,016,216	$-	$9,016,216

Total Investment Securities	9,016,216	-	9,016,216

Other Financial Instruments^	-	(480)	(480)

Total Investments	$9,016,216	$(480)	$9,015,736

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (100.1%)
Activision Blizzard, Inc.* (Software)	4,756	$58,927
Alberto-Culver Co. (Cosmetics/Personal Care)	738	20,428
Altria Group, Inc. (Agriculture)	17,056	303,767
Archer-Daniels-Midland Co. (Agriculture)	4,838	141,366
Avon Products, Inc. (Cosmetics/Personal Care)	3,526	119,743
Black & Decker Corp. (Hand/Machine Tools)	492	22,775
BorgWarner, Inc. (Auto Parts & Equipment)	984	29,776
Briggs & Stratton Corp. (Machinery - Diversified)	410	7,958
Brown-Forman Corp. (Beverages)	984	47,448
Brunswick Corp. (Leisure Time)	738	8,841
Bunge, Ltd. (Agriculture)	1,148	71,876
Callaway Golf Co. (Leisure Time)	574	4,368
Campbell Soup Co. (Food)	1,804	58,847
Carter’s, Inc.* (Apparel)	492	13,136
Central European Distribution Corp.* (Distribution/Wholesale)	410	13,432
Chattem, Inc.* (Cosmetics/Personal Care)	164	10,891
Chiquita Brands International, Inc.* (Food)	328	5,300
Church & Dwight, Inc. (Household Products/Wares)	574	32,569
Clorox Co. (Household Products/Wares)	1,148	67,525
Coach, Inc. (Apparel)	2,624	86,382
Coca-Cola Co. (Beverages)	17,630	946,731
Coca-Cola Enterprises, Inc. (Beverages)	2,624	56,180
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,182	319,003
ConAgra Foods, Inc. (Food)	3,690	79,999
Constellation Brands, Inc.* (Beverages)	1,640	24,846
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	492	8,649
Corn Products International, Inc. (Food)	574	16,370
D.R. Horton, Inc. (Home Builders)	2,296	26,197
Darling International, Inc.* (Environmental Control)	656	4,822
Dean Foods Co.* (Food)	1,476	26,258
Deckers Outdoor Corp.* (Apparel)	82	6,958
Del Monte Foods Co. (Food)	1,640	18,991
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,968	56,580
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,132	10,191
Electronic Arts, Inc.* (Software)	2,706	51,549
Energizer Holdings, Inc.* (Electrical Components & Equipment)	574	38,079
Ethan Allen Interiors, Inc. (Home Furnishings)	246	4,059
Flowers Foods, Inc. (Food)	738	19,402
Ford Motor Co.* (Auto Manufacturers)	26,158	188,599
Fossil, Inc.* (Household Products/Wares)	410	11,665
Fresh Del Monte Produce, Inc.* (Food)	328	7,416
Garmin, Ltd. (Electronics)	984	37,136
General Mills, Inc. (Food)	2,542	163,654
Gentex Corp. (Electronics)	1,148	16,244
Genuine Parts Co. (Distribution/Wholesale)	1,312	49,935
Green Mountain Coffee Roasters, Inc.* (Beverages)	328	24,220
Hanesbrands, Inc.* (Apparel)	738	15,793
Hansen Natural Corp.* (Beverages)	574	21,089
Harley-Davidson, Inc. (Leisure Time)	1,968	45,264
Harman International Industries, Inc. (Home Furnishings)	574	19,447
Hasbro, Inc. (Toys/Games/Hobbies)	1,066	29,582
Heinz (H.J.) Co. (Food)	2,624	104,304
Herbalife, Ltd. (Pharmaceuticals)	492	16,108
Herman Miller, Inc. (Office Furnishings)	492	8,320
HNI Corp. (Office Furnishings)	328	7,741
Hormel Foods Corp. (Food)	574	20,388
Iconix Brand Group, Inc.* (Apparel)	574	7,158
Jarden Corp. (Household Products/Wares)	738	20,716
JM Smucker Co. (Food)	984	52,162
Johnson Controls, Inc. (Auto Parts & Equipment)	4,920	125,755
Jones Apparel Group, Inc. (Apparel)	738	13,232
KB Home (Home Builders)	656	10,896
Kellogg Co. (Food)	1,968	96,885
Kimberly-Clark Corp. (Household Products/Wares)	3,444	203,127
Kraft Foods, Inc. (Food)	11,152	292,963
Lancaster Colony Corp. (Miscellaneous Manufacturing)	164	8,408
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,312	25,453
Lennar Corp. - Class A (Home Builders)	1,230	17,528
LKQ Corp.* (Distribution/Wholesale)	1,148	21,284
Lorillard, Inc. (Agriculture)	1,394	103,574
M.D.C. Holdings, Inc. (Home Builders)	328	11,395
Martek Biosciences Corp.* (Biotechnology)	246	5,557
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	410	20,344
Mattel, Inc. (Toys/Games/Hobbies)	3,034	56,008
McCormick & Co., Inc. (Food)	902	30,614
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	246	11,097
Mohawk Industries, Inc.* (Textiles)	492	23,463
Molson Coors Brewing Co. - Class B (Beverages)	1,312	63,868
Monsanto Co. (Agriculture)	4,510	349,074
NBTY, Inc.* (Pharmaceuticals)	492	19,473
Newell Rubbermaid, Inc. (Housewares)	2,296	36,024
NIKE, Inc. - Class B (Apparel)	2,214	143,246
Nu Skin Enterprises, Inc. (Retail)	410	7,597
NVR, Inc.* (Home Builders)	82	52,264
PepsiAmericas, Inc. (Beverages)	492	14,052
PepsiCo, Inc. (Beverages)	12,956	759,999

See accompanying notes to the Schedules of Portfolio Investments.

Philip Morris International, Inc. (Commercial Services)	16,072	783,349
Phillips-Van Heusen Corp. (Apparel)	410	17,544
Polaris Industries, Inc. (Leisure Time)	246	10,032
Pool Corp. (Distribution/Wholesale)	410	9,110
Procter & Gamble Co. (Cosmetics/Personal Care)	24,354	1,410,584
Pulte Homes, Inc. (Home Builders)	2,788	30,640
Ralcorp Holdings, Inc.* (Food)	492	28,767
Reynolds American, Inc. (Agriculture)	1,394	62,061
Sara Lee Corp. (Food)	5,494	61,203
Smithfield Foods, Inc.* (Food)	1,148	15,842
Snap-on, Inc. (Hand/Machine Tools)	492	17,102
Take-Two Interactive Software, Inc.* (Software)	656	7,354
Tempur-Pedic International, Inc.* (Home Furnishings)	574	10,872
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	902	33,446
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,968	33,515
The Hain Celestial Group, Inc.* (Food)	328	6,288
The Hershey Co. (Food)	1,312	50,984
The Pepsi Bottling Group, Inc. (Beverages)	1,230	44,821
The Ryland Group, Inc. (Home Builders)	328	6,911
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	328	14,088
The Stanley Works (Hand/Machine Tools)	656	28,005
The Timberland Co. - Class A* (Apparel)	410	5,707
The Warnaco Group, Inc.* (Apparel)	410	17,983
Thor Industries, Inc. (Home Builders)	328	10,152
TiVo, Inc.* (Home Furnishings)	902	9,345
Toll Brothers, Inc.* (Home Builders)	1,066	20,830
Tootsie Roll Industries, Inc. (Food)	164	3,900
TreeHouse Foods, Inc.* (Food)	246	8,775
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	574	9,615
Tupperware Corp. (Household Products/Wares)	492	19,641
Tyson Foods, Inc. - Class A (Food)	2,542	32,105
Under Armour, Inc. - Class A* (Retail)	328	9,128
Universal Corp. (Agriculture)	246	10,288
V.F. Corp. (Apparel)	738	53,453
WABCO Holdings, Inc. (Auto Parts & Equipment)	492	10,332
WD-40 Co. (Household Products/Wares)	164	4,658
Whirlpool Corp. (Home Furnishings)	574	40,157
Wolverine World Wide, Inc. (Apparel)	410	10,184

TOTAL COMMON STOCKS
(Cost $6,603,801)		9,189,111

TOTAL INVESTMENT SECURITIES
(Cost $6,603,801)—100.1%		9,189,111
Net other assets (liabilities)—(0.1)%		(10,077)

NET ASSETS—100.0%		$9,179,034

*	Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Agriculture	$1,042,006	11.3%
Apparel	390,776	4.3%
Auto Manufacturers	188,599	2.1%
Auto Parts & Equipment	217,642	2.4%
Beverages	2,059,834	22.4%
Biotechnology	5,557	0.1%
Commercial Services	783,349	8.5%
Cosmetics/Personal Care	1,914,095	20.9%
Distribution/Wholesale	93,761	0.9%
Electrical Components & Equipment	38,079	0.4%
Electronics	53,380	0.6%
Environmental Control	4,822	0.1%
Food	1,201,417	13.2%
Hand/Machine Tools	67,882	0.7%
Home Builders	186,813	2.0%
Home Furnishings	83,880	0.8%
Household Products/Wares	373,989	4.1%
Housewares	36,024	0.4%
Leisure Time	68,505	0.7%
Machinery - Diversified	7,958	0.1%
Miscellaneous Manufacturing	44,052	0.5%
Office Furnishings	16,061	0.2%
Pharmaceuticals	46,678	0.5%
Retail	16,725	0.2%
Software	117,830	1.3%
Textiles	23,463	0.3%
Toys/Games/Hobbies	105,934	1.1%
Other**	(10,077)	(0.1)%

Total	$9,179,034	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$9,189,111	$9,189,111

Total Investment Securities	$9,189,111	$9,189,111

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	September 30, 2009
(unaudited)
	Shares	Value

Common Stocks (100.7%)
99 Cents Only Stores* (Retail)	80	$1,076
Aaron’s, Inc. (Commercial Services)	120	3,168
Abercrombie & Fitch Co. - Class A (Retail)	240	7,891
Acxiom Corp.* (Software)	200	1,892
Advance Auto Parts, Inc. (Retail)	240	9,427
Aeropostale, Inc.* (Retail)	160	6,955
Alaska Air Group, Inc.* (Airlines)	80	2,143
Amazon.com, Inc.* (Internet)	840	78,423
American Eagle Outfitters, Inc. (Retail)	480	8,093
AmerisourceBergen Corp. (Pharmaceuticals)	800	17,904
AMR Corp.* (Airlines)	760	6,042
AnnTaylor Stores Corp.* (Retail)	160	2,542
Apollo Group, Inc. - Class A* (Commercial Services)	320	23,574
Arbitron, Inc. (Commercial Services)	80	1,661
AutoNation, Inc.* (Retail)	200	3,616
AutoZone, Inc.* (Retail)	80	11,698
Avid Technology, Inc.* (Software)	80	1,127
Avis Budget Group, Inc.* (Commercial Services)	280	3,741
Bally Technologies, Inc.* (Entertainment)	160	6,139
Barnes & Noble, Inc. (Retail)	120	2,666
Bed Bath & Beyond, Inc.* (Retail)	680	25,527
Best Buy Co., Inc. (Retail)	920	34,518
Big Lots, Inc.* (Retail)	240	6,005
BJ’s Wholesale Club, Inc.* (Retail)	160	5,795
Bob Evans Farms, Inc. (Retail)	80	2,325
Boyd Gaming Corp.* (Lodging)	160	1,749
Brinker International, Inc. (Retail)	280	4,404
Burger King Holdings, Inc. (Retail)	240	4,222
Cablevision Systems Corp. - Class A (Media)	640	15,200
Cardinal Health, Inc. (Pharmaceuticals)	960	25,728
Career Education Corp.* (Commercial Services)	160	3,901
Carmax, Inc.* (Retail)	520	10,868
Carnival Corp. - Class A (Leisure Time)	1,120	37,274
Casey’s General Stores, Inc. (Retail)	120	3,766
CBS Corp. - Class B (Media)	1,560	18,798
CEC Entertainment, Inc.* (Retail)	80	2,069
Cheesecake Factory, Inc.* (Retail)	160	2,963
Chemed Corp. (Commercial Services)	40	1,756
Chico’s FAS, Inc.* (Retail)	480	6,240
Chipotle Mexican Grill, Inc. - Class A* (Retail)	40	3,882
Chipotle Mexican Grill, Inc. - Class B* (Retail)	40	3,329
Choice Hotels International, Inc. (Lodging)	80	2,485
Collective Brands, Inc.* (Retail)	160	2,773
Comcast Corp. - Class A (Media)	5,480	92,557
Comcast Corp. - Special Class A (Media)	2,120	34,090
Continental Airlines, Inc. - Class B* (Airlines)	360	5,918
Copart, Inc.* (Retail)	200	6,642
Corinthian Colleges, Inc.* (Commercial Services)	200	3,712
Costco Wholesale Corp. (Retail)	1,160	65,494
Cracker Barrel Old Country Store, Inc. (Retail)	40	1,376
CTC Media, Inc.* (Media)	120	1,886
CVS Corp. (Retail)	3,840	137,242
Darden Restaurants, Inc. (Retail)	360	12,287
Delta Air Lines, Inc.* (Airlines)	2,040	18,278
DeVry, Inc. (Commercial Services)	160	8,851
Dick’s Sporting Goods, Inc.* (Retail)	240	5,376
Dillards, Inc. - Class A (Retail)	160	2,256
DIRECTV Group, Inc.* (Media)	1,240	34,199
Discovery Communications, Inc. - Class A* (Media)	360	10,400
Discovery Communications, Inc. - Class C* (Media)	360	9,371
DISH Network Corp. - Class A* (Media)	560	10,786
Dolby Laboratories, Inc. - Class A* (Electronics)	120	4,583
Dollar Tree, Inc.* (Retail)	240	11,683
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	200	7,114
Dress Barn, Inc.* (Retail)	120	2,152
Dun & Bradstreet Corp. (Software)	160	12,051
eBay, Inc.* (Internet)	2,920	68,941
Expedia, Inc.* (Internet)	560	13,412
FactSet Research Systems, Inc. (Computers)	120	7,949
Family Dollar Stores, Inc. (Retail)	360	9,504
Foot Locker, Inc. (Retail)	400	4,780
Fred’s, Inc. (Retail)	80	1,018
GameStop Corp. - Class A* (Retail)	440	11,647
Gannett Co., Inc. (Media)	600	7,506
Gaylord Entertainment Co.* (Lodging)	80	1,608
Genesco, Inc.* (Retail)	40	963
Group 1 Automotive, Inc. (Retail)	80	2,148
GUESS?, Inc. (Apparel)	160	5,926
H & R Block, Inc. (Commercial Services)	920	16,910
Harte-Hanks, Inc. (Advertising)	120	1,660
Hertz Global Holdings, Inc.* (Commercial Services)	480	5,198
Hillenbrand, Inc. (Commercial Services)	160	3,259
Home Depot, Inc. (Retail)	4,520	120,413
HSN, Inc.* (Retail)	120	1,954
IHS, Inc. - Class A* (Computers)	120	6,136
Interactive Data Corp. (Commercial Services)	80	2,097
International Game Technology (Entertainment)	800	17,184
International Speedway Corp. (Entertainment)	80	2,206
Interpublic Group of Cos., Inc.* (Advertising)	1,280	9,626
Interval Leisure Group, Inc.* (Leisure Time)	120	1,498
ITT Educational Services, Inc.* (Commercial Services)	120	13,249
J. Crew Group, Inc.* (Retail)	120	4,298
J.C. Penney Co., Inc. (Retail)	560	18,900

See accompanying notes to the Schedules of Portfolio Investments.

Jack in the Box, Inc.* (Retail)	160	3,278
JetBlue Airways Corp.* (Airlines)	680	4,066
John Wiley & Sons, Inc. (Media)	120	4,174
Kohls Corp.* (Retail)	760	43,358
Kroger Co. (Food)	1,640	33,850
Lamar Advertising Co.* (Advertising)	160	4,390
Las Vegas Sands Corp.* (Lodging)	1,160	19,534
Liberty Global, Inc. - Class A* (Media)	320	7,222
Liberty Global, Inc. - Series C* (Media)	320	7,187
Liberty Media Corp. - Entertainment Series A* (Media)	1,320	41,065
Liberty Media Holding Corp. - Capital Series A* (Media)	240	5,021
Liberty Media Holding Corp. - Interactive Series A* (Internet)	1,520	16,674
Life Time Fitness, Inc.* (Leisure Time)	120	3,366
Limited, Inc. (Retail)	720	12,233
Live Nation, Inc.* (Commercial Services)	240	1,966
Lowe’s Cos., Inc. (Retail)	3,920	82,085
Macy’s, Inc. (Retail)	1,120	20,485
Marriott International, Inc. - Class A (Lodging)	840	23,176
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	80	2,830
McDonald’s Corp. (Retail)	2,920	166,645
McGraw-Hill Cos., Inc. (Media)	840	21,118
McKesson Corp. (Commercial Services)	720	42,876
Meredith Corp. (Media)	80	2,395
MGM Grand, Inc.* (Commercial Services)	680	8,187
Morningstar, Inc.* (Commercial Services)	40	1,942
Netflix, Inc.* (Internet)	120	5,540
News Corp. - Class A (Media)	4,840	58,032
News Corp. - Class B (Media)	1,160	16,228
Nordstrom, Inc. (Retail)	440	13,438
O’Reilly Automotive, Inc.* (Retail)	360	13,010
Office Depot, Inc.* (Retail)	720	4,766
OfficeMax, Inc.* (Retail)	200	2,516
Omnicare, Inc. (Pharmaceuticals)	320	7,206
Omnicom Group, Inc. (Advertising)	840	31,030
Orient-Express Hotels, Ltd. - Class A (Lodging)	200	2,302
P.F. Chang’s China Bistro, Inc.* (Retail)	40	1,359
Panera Bread Co. - Class A* (Retail)	80	4,400
Papa John’s International, Inc.* (Retail)	40	983
Penn National Gaming* (Entertainment)	160	4,426
PetSmart, Inc. (Retail)	320	6,960
Pinnacle Entertainment, Inc.* (Entertainment)	160	1,630
Polo Ralph Lauren Corp. (Apparel)	160	12,259
Pre-Paid Legal Services, Inc. (Commercial Services)	40	2,032
Priceline.com, Inc.* (Internet)	120	19,898
RadioShack Corp. (Retail)	320	5,302
Regal Entertainment Group - Class A (Entertainment)	200	2,464
Regis Corp. (Retail)	160	2,480
Rent-A-Center, Inc.* (Commercial Services)	160	3,021
Rite Aid Corp.* (Retail)	1,600	2,624
Rollins, Inc. (Commercial Services)	120	2,262
Ross Stores, Inc. (Retail)	320	15,286
Royal Caribbean Cruises, Ltd.* (Leisure Time)	360	8,669
Ruddick Corp. (Food)	120	3,194
Safeway, Inc. (Food)	1,120	22,086
Saks, Inc.* (Retail)	320	2,182
Sally Beauty Holdings, Inc.* (Retail)	240	1,706
Scholastic Corp. (Media)	80	1,947
Scientific Games Corp. - Class A* (Entertainment)	200	3,166
Scripps Networks Interactive - Class A (Entertainment)	240	8,868
Sears Holdings Corp.* (Retail)	160	10,450
Service Corp. International (Commercial Services)	680	4,767
Signet Jewelers, Ltd.* (Retail)	240	6,319
SkyWest, Inc. (Airlines)	160	2,653
Sonic Corp.* (Retail)	160	1,770
Sotheby’s (Commercial Services)	160	2,757
Southwest Airlines Co. (Airlines)	1,960	18,816
Staples, Inc. (Retail)	1,920	44,583
Starbucks Corp.* (Retail)	1,960	40,474
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	440	14,533
Stewart Enterprises, Inc. - Class A (Commercial Services)	240	1,255
Strayer Education, Inc. (Commercial Services)	40	8,707
SuperValu, Inc. (Food)	560	8,434
Sysco Corp. (Food)	1,560	38,766
Target Corp. (Retail)	1,840	85,891
The Buckle, Inc. (Retail)	80	2,731
The Cato Corp. - Class A (Retail)	80	1,623
The Children’s Place Retail Stores, Inc.* (Retail)	80	2,397
The Gap, Inc. (Retail)	1,360	29,104
The Gymboree Corp.* (Apparel)	80	3,870
The Men’s Wearhouse, Inc. (Retail)	120	2,964
The New York Times Co. - Class A (Media)	240	1,949
Ticketmaster Entertainment, Inc.* (Commercial Services)	120	1,403
Tiffany & Co. (Retail)	320	12,330
Time Warner Cable, Inc.* (Media)	960	41,366
Time Warner, Inc. (Media)	3,200	92,096
TJX Cos., Inc. (Retail)	1,120	41,608
Tractor Supply Co.* (Retail)	80	3,874
UAL Corp.* (Airlines)	400	3,688
United Natural Foods, Inc.* (Food)	120	2,870
Urban Outfitters, Inc.* (Retail)	360	10,861
Vail Resorts, Inc.* (Entertainment)	80	2,683
ValueClick, Inc.* (Internet)	240	3,166
VCA Antech, Inc.* (Pharmaceuticals)	240	6,454
Viacom, Inc. - Class B* (Media)	1,480	41,499
Wal-Mart Stores, Inc. (Retail)	5,840	286,686
Walgreen Co. (Retail)	2,640	98,921
Walt Disney Co. (Media)	4,640	127,415

See accompanying notes to the Schedules of Portfolio Investments.

Washington Post Co. - Class B (Media)	40	18,723
Weight Watchers International, Inc. (Commercial Services)	80	2,195
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	1,000	4,730
Whole Foods Market, Inc.* (Food)	360	10,976
Williams Sonoma, Inc. (Retail)	240	4,855
WMS Industries, Inc.* (Leisure Time)	120	5,347
Wyndham Worldwide Corp. (Lodging)	480	7,834
Wynn Resorts, Ltd.* (Lodging)	200	14,178
YUM! Brands, Inc. (Retail)	1,240	41,862

TOTAL COMMON STOCKS
(Cost $2,455,452)		3,378,477

	Principal
	Amount

Repurchase Agreements (0.2%)
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $1,033)	$1,000	1,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $4,000 (Collateralized by $4,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $4,132)	4,000	4,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,000)		7,000

TOTAL INVESTMENT SECURITIES
(Cost $2,462,452)—100.9%		3,385,477
Net other assets (liabilities)—(0.9)%		(31,168)

NET ASSETS—100.0%		$3,354,309

*	Non-income producing security

ProFund VP Consumer Services invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Advertising	$46,706	1.3%
Airlines	61,604	1.9%
Apparel	22,055	0.7%
Commercial Services	174,447	5.3%
Computers	14,085	0.4%
Electronics	4,583	0.1%
Entertainment	55,880	1.7%
Food	120,176	3.6%
Internet	206,054	6.2%
Leisure Time	56,154	1.7%
Lodging	87,399	2.6%
Media	722,230	21.4%
Miscellaneous Manufacturing	2,830	0.1%
Pharmaceuticals	57,292	1.7%
Retail	1,727,182	51.4%
Retail - Restaurants	4,730	0.1%
Software	15,070	0.5%
Other**	(24,168)	(0.7)%

Total	$3,354,309	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$3,378,477	$-	$3,378,477
Repurchase Agreements	-	7,000	7,000

Total Investment Securities	$3,378,477	$7,000	$3,385,477

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (100.0%)
ACE, Ltd. (Insurance)	5,400	$288,684
Affiliated Managers Group, Inc.* (Diversified Financial Services)	540	35,105
AFLAC, Inc. (Insurance)	8,100	346,194
Alexandria Real Estate Equities, Inc. (REIT)	540	29,349
Allied World Assurance Holdings, Ltd. (Insurance)	540	25,882
Allstate Corp. (Insurance)	9,180	281,092
AMB Property Corp. (REIT)	2,700	61,965
Ambac Financial Group, Inc. (Insurance)	4,860	8,165
American Campus Communities, Inc. (REIT)	1,080	28,998
American Express Co. (Diversified Financial Services)	17,820	604,098
American Financial Group, Inc. (Insurance)	1,080	27,540
American International Group, Inc.* (Insurance)	2,160	95,278
American National Insurance Co. (Insurance)	540	46,008
AmeriCredit Corp.* (Diversified Financial Services)	1,080	17,053
Ameriprise Financial, Inc. (Diversified Financial Services)	4,320	156,946
Annaly Mortgage Management, Inc. (REIT)	9,180	166,525
AON Corp. (Insurance)	4,320	175,781
Apartment Investment and Management Co. - Class A (REIT)	2,160	31,860
Arch Capital Group, Ltd.* (Insurance)	1,080	72,943
Argo Group International Holdings, Ltd.* (Insurance)	540	18,187
Arthur J. Gallagher & Co. (Insurance)	1,620	39,479
Aspen Insurance Holdings, Ltd. (Insurance)	1,080	28,588
Associated Banc-Corp (Banks)	2,160	24,667
Assurant, Inc. (Insurance)	2,160	69,250
Assured Guaranty, Ltd. (Insurance)	2,160	41,947
Astoria Financial Corp. (Savings & Loans)	1,620	17,885
Avalonbay Communities, Inc. (REIT)	1,620	117,823
Axis Capital Holdings, Ltd. (Insurance)	2,700	81,486
BancorpSouth, Inc. (Banks)	1,080	26,363
Bank of America Corp. (Banks)	147,420	2,494,347
Bank of Hawaii Corp. (Banks)	1,080	44,863
Bank of New York Mellon Corp. (Banks)	20,520	594,875
BB&T Corp. (Banks)	11,340	308,902
BioMed Realty Trust, Inc. (REIT)	1,620	22,356
BlackRock, Inc. - Class A (Diversified Financial Services)	540	117,083
BOK Financial Corp. (Banks)	540	25,013
Boston Properties, Inc. (REIT)	2,160	141,588
Brandywine Realty Trust (REIT)	2,160	23,846
BRE Properties, Inc. - Class A (REIT)	1,080	33,804
Brookfield Properties Corp. (Real Estate)	4,320	48,643
Brown & Brown, Inc. (Insurance)	2,160	41,386
Camden Property Trust (REIT)	1,080	43,524
Capital One Financial Corp. (Diversified Financial Services)	7,560	270,119
CapitalSource, Inc. (Diversified Financial Services)	4,320	18,749
Capitol Federal Financial (Savings & Loans)	540	17,777
Cathay Bancorp, Inc. (Banks)	1,080	8,737
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	3,780	44,377
CBL & Associates Properties, Inc. (REIT)	2,160	20,952
Chimera Investment Corp. (REIT)	10,800	41,256
Chubb Corp. (Insurance)	5,940	299,435
Cincinnati Financial Corp. (Insurance)	2,700	70,173
Citigroup, Inc. (Diversified Financial Services)	258,660	1,251,915
City National Corp. (Banks)	540	21,022
CME Group, Inc. (Diversified Financial Services)	1,080	332,845
Colonial Properties Trust (REIT)	1,080	10,508
Comerica, Inc. (Banks)	2,700	80,109
Commerce Bancshares, Inc. (Banks)	1,080	40,219
Corporate Office Properties Trust (REIT)	1,080	39,830
Cousins Properties, Inc. (REIT)	6	50
Cullen/Frost Bankers, Inc. (Banks)	1,080	55,771
DCT Industrial Trust, Inc. (REIT)	3,240	16,556
Delphi Financial Group, Inc. - Class A (Insurance)	1,080	24,440
Developers Diversified Realty Corp. (REIT)	2,160	19,958
DiamondRock Hospitality Co.* (REIT)	1,620	13,122
Digital Realty Trust, Inc. (REIT)	1,080	49,367
Discover Financial Services (Diversified Financial Services)	9,180	148,991
Douglas Emmett, Inc. (REIT)	2,160	26,525
Duke-Weeks Realty Corp. (REIT)	3,780	45,398
E* TRADE Financial Corp.* (Diversified Financial Services)	18,900	33,075
East West Bancorp, Inc. (Banks)	1,620	13,446
EastGroup Properties, Inc. (REIT)	540	20,639
Eaton Vance Corp. (Diversified Financial Services)	2,160	60,458
Endurance Specialty Holdings, Ltd. (Insurance)	1,080	39,388
Entertainment Properties Trust (REIT)	540	18,436
Equifax, Inc. (Commercial Services)	2,160	62,942
Equity Lifestyle Properties, Inc. (REIT)	540	23,107
Equity Residential Properties Trust (REIT)	4,860	149,202
Erie Indemnity Co. - Class A (Insurance)	540	20,228
Essex Property Trust, Inc. (REIT)	540	42,973
Everest Re Group, Ltd. (Insurance)	1,080	94,716
F.N.B. Corp. (Banks)	2,160	15,358
Federal Realty Investment Trust (REIT)	1,080	66,280
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,620	42,719

See accompanying notes to the Schedules of Portfolio Investments.

Fidelity National Title Group, Inc. - Class A (Insurance)	3,780	57,002
Fifth Third Bancorp (Banks)	13,500	136,755
First American Financial Corp. (Insurance)	1,620	52,439
First Financial Bankshares, Inc. (Banks)	540	26,708
First Horizon National Corp.* (Banks)	3,781	50,023
First Midwest Bancorp, Inc. (Banks)	1,080	12,172
First Niagara Financial Group, Inc. (Savings & Loans)	2,700	33,291
FirstMerit Corp. (Banks)	1,620	30,829
Forest City Enterprises, Inc. - Class A (Real Estate)	2,160	28,879
Forestar Group, Inc.* (Real Estate)	540	9,277
Franklin Resources, Inc. (Diversified Financial Services)	2,700	271,620
Franklin Street Properties Corp. (REIT)	1,080	14,148
Fulton Financial Corp. (Banks)	3,240	23,846
Genworth Financial, Inc. - Class A (Diversified Financial Services)	8,640	103,248
Glacier Bancorp, Inc. (Banks)	1,080	16,135
GLG Partners, Inc. (Diversified Financial Services)	2,700	10,881
Hancock Holding Co. (Banks)	540	20,288
Hanover Insurance Group, Inc. (Insurance)	1,080	44,636
Hartford Financial Services Group, Inc. (Insurance)	6,480	171,720
Hatteras Financial Corp. (REIT)	540	16,189
HCC Insurance Holdings, Inc. (Insurance)	2,160	59,076
HCP, Inc. (REIT)	4,860	139,676
Health Care REIT, Inc. (REIT)	2,160	89,899
Healthcare Realty Trust, Inc. (REIT)	1,080	22,820
Highwoods Properties, Inc. (REIT)	1,080	33,966
Home Properties, Inc. (REIT)	540	23,269
Horace Mann Educators Corp. (Insurance)	540	7,544
Hospitality Properties Trust (REIT)	2,160	43,999
Host Marriott Corp. (REIT)	10,260	120,760
HRPT Properties Trust (REIT)	3,780	28,426
Hudson City Bancorp, Inc. (Savings & Loans)	8,100	106,515
Huntington Bancshares, Inc. (Banks)	9,720	45,781
IBERIABANK Corp. (Banks)	540	24,602
IntercontinentalExchange, Inc.* (Diversified Financial Services)	1,080	104,965
International Bancshares Corp. (Banks)	1,080	17,615
Invesco, Ltd. (Diversified Financial Services)	7,020	159,775
Investment Technology Group, Inc.* (Diversified Financial Services)	540	15,077
J.P. Morgan Chase & Co. (Diversified Financial Services)	66,960	2,934,187
Janus Capital Group, Inc. (Diversified Financial Services)	3,240	45,943
Jefferies Group, Inc.* (Diversified Financial Services)	2,160	58,817
Jones Lang LaSalle, Inc. (Real Estate)	540	25,580
KBW, Inc.* (Diversified Financial Services)	540	17,399
KeyCorp (Banks)	15,120	98,280
Kilroy Realty Corp. (REIT)	540	14,980
Kimco Realty Corp. (REIT)	6,480	84,499
LaSalle Hotel Properties (REIT)	1,080	21,233
Legg Mason, Inc. (Diversified Financial Services)	2,700	83,781
Lexington Realty Trust (REIT)	1,620	8,262
Liberty Property Trust (REIT)	2,160	70,265
Lincoln National Corp. (Insurance)	4,320	111,931
Loews Corp. (Insurance)	5,940	203,445
M&T Bank Corp. (Banks)	1,080	67,306
Mack-Cali Realty Corp. (REIT)	1,080	34,916
Marsh & McLennan Cos., Inc. (Insurance)	8,640	213,667
Marshall & Ilsley Corp. (Banks)	6,480	52,294
MasterCard, Inc. - Class A (Software)	1,620	327,483
Max Capital Group, Ltd. (Insurance)	540	11,540
MB Financial, Inc. (Banks)	540	11,324
MBIA, Inc.* (Insurance)	2,700	20,952
Mercury General Corp. (Insurance)	540	19,537
MetLife, Inc. (Insurance)	9,720	370,040
MF Global, Ltd.* (Diversified Financial Services)	1,620	11,777
MFA Financial, Inc. (REIT)	4,860	38,686
MGIC Investment Corp.* (Insurance)	2,160	16,006
Mid-America Apartment Communities, Inc. (REIT)	540	24,370
Montpelier Re Holdings, Ltd. (Insurance)	1,620	26,438
Moody’s Corp. (Commercial Services)	3,240	66,290
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	21,060	650,333
MSCI, Inc. - Class A* (Software)	1,620	47,984
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,700	56,835
National Penn Bancshares, Inc. (Banks)	2,160	13,198
National Retail Properties, Inc. (REIT)	1,620	34,781
Nationwide Health Properties, Inc. (REIT)	1,620	50,204
New York Community Bancorp (Savings & Loans)	5,940	67,835
NewAlliance Bancshares, Inc. (Savings & Loans)	1,620	17,334
Northern Trust Corp. (Banks)	4,320	251,251
NYSE Euronext (Diversified Financial Services)	4,320	124,805
Old National Bancorp (Banks)	1,080	12,096
Old Republic International Corp. (Insurance)	3,780	46,040
OMEGA Healthcare Investors, Inc. (REIT)	1,620	25,952
optionsXpress Holdings, Inc. (Diversified Financial Services)	540	9,331
PacWest Bancorp (Banks)	540	10,287
PartnerRe, Ltd. (Insurance)	1,080	83,095
People’s United Financial, Inc. (Banks)	2,700	42,012
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	540	25,769
Platinum Underwriters Holdings, Ltd. (Insurance)	1,080	38,707

See accompanying notes to the Schedules of Portfolio Investments.

Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,700	82,728
PNC Financial Services Group (Banks)	8,100	393,579
Popular, Inc. (Banks)	4,320	12,226
Post Properties, Inc. (REIT)	540	9,720
Potlatch Corp. (Forest Products & Paper)	540	15,363
Principal Financial Group, Inc. (Insurance)	4,860	133,115
PrivateBancorp, Inc. (Banks)	540	13,208
ProAssurance Corp.* (Insurance)	540	28,183
Progressive Corp.* (Insurance)	10,800	179,064
ProLogis (REIT)	7,560	90,115
Prosperity Bancshares, Inc. (Banks)	540	18,787
Protective Life Corp. (Insurance)	1,620	34,700
Provident Financial Services, Inc. (Savings & Loans)	1,080	11,113
Prudential Financial, Inc. (Insurance)	8,100	404,271
Public Storage, Inc. (REIT)	2,160	162,518
Raymond James Financial Corp. (Diversified Financial Services)	1,620	37,714
Rayonier, Inc. (Forest Products & Paper)	1,080	44,183
Realty Income Corp. (REIT)	1,620	41,553
Redwood Trust, Inc. (REIT)	1,080	16,740
Regency Centers Corp. (REIT)	1,620	60,021
Regions Financial Corp. (Banks)	19,980	124,076
Reinsurance Group of America, Inc. (Insurance)	1,080	48,168
RenaissanceRe Holdings (Insurance)	1,080	59,141
RLI Corp. (Insurance)	540	28,501
SEI Investments Co. (Software)	2,700	53,136
Selective Insurance Group, Inc. (Insurance)	1,080	16,988
Senior Housing Properties Trust (REIT)	2,160	41,278
Simon Property Group, Inc. (REIT)	4,897	339,999
SL Green Realty Corp. (REIT)	1,080	47,358
SLM Corp.* (Diversified Financial Services)	8,100	70,632
St. Joe Co.* (Real Estate)	1,620	47,174
StanCorp Financial Group, Inc. (Insurance)	1,080	43,600
State Street Corp. (Banks)	8,640	454,464
Sterling Bancshares, Inc. (Banks)	1,620	11,842
Stifel Financial Corp.* (Diversified Financial Services)	540	29,646
Sunstone Hotel Investors, Inc. (REIT)	1,080	7,668
SunTrust Banks, Inc. (Banks)	8,640	194,832
Susquehanna Bancshares, Inc. (Banks)	1,620	9,542
SVB Financial Group* (Banks)	540	23,366
Synovus Financial Corp. (Banks)	7,560	28,350
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,320	197,424
Tanger Factory Outlet Centers, Inc. (REIT)	540	20,164
Taubman Centers, Inc. (REIT)	1,080	38,966
TCF Financial Corp. (Banks)	2,160	28,166
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,780	74,164
TFS Financial Corp. (Savings & Loans)	1,620	19,278
The Charles Schwab Corp. (Diversified Financial Services)	16,200	310,230
The Goldman Sachs Group, Inc. (Diversified Financial Services)	7,560	1,393,686
The Macerich Co. (REIT)	1,654	50,166
The Travelers Cos., Inc. (Insurance)	9,720	478,516
Torchmark Corp. (Insurance)	1,620	70,357
Tower Group, Inc. (Insurance)	540	13,171
Transatlantic Holdings, Inc. (Insurance)	1,080	54,184
TrustCo Bank Corp. NY (Banks)	1,080	6,750
Trustmark Corp. (Banks)	1,080	20,574
U.S. Bancorp (Banks)	32,400	708,264
UDR, Inc. (REIT)	2,700	42,498
UMB Financial Corp. (Banks)	540	21,838
Umpqua Holdings Corp. (Banks)	1,620	17,172
United Bankshares, Inc. (Banks)	540	10,579
Unitrin, Inc. (Insurance)	540	10,525
UnumProvident Corp. (Insurance)	5,400	115,776
Validus Holdings, Ltd. (Insurance)	1,080	27,864
Valley National Bancorp (Banks)	2,160	26,546
Ventas, Inc. (REIT)	2,700	103,950
Visa, Inc. - Class A (Commercial Services)	7,560	522,472
Vornado Realty Trust (REIT)	3,240	208,688
W.R. Berkley Corp. (Insurance)	2,160	54,605
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,620	46,089
Washington Federal, Inc. (Savings & Loans)	1,620	27,313
Washington REIT (REIT)	1,080	31,104
Webster Financial Corp. (Banks)	1,080	13,468
Weingarten Realty Investors (REIT)	2,160	43,027
Wells Fargo & Co. (Banks)	75,600	2,130,408
Westamerica Bancorp (Banks)	540	28,080
Western Union Co. (Commercial Services)	11,880	224,770
Whitney Holding Corp. (Banks)	1,080	10,303
Willis Group Holdings, Ltd. (Insurance)	2,700	76,194
Wilmington Trust Corp. (Banks)	1,080	15,336
Wintrust Financial Corp. (Banks)	540	15,098
XL Capital, Ltd. - Class A (Insurance)	5,940	103,712
Zenith National Insurance Corp. (Insurance)	540	16,686
Zions Bancorp (Banks)	2,160	38,815

TOTAL COMMON STOCKS
(Cost $18,979,718)		30,385,105

TOTAL INVESTMENT SECURITIES
(Cost $18,979,718)—100.0%		30,385,105
Net other assets (liabilities)—NM		(5,083)

NET ASSETS—100.0%		$30,380,022

* Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Financials invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Banks	$9,092,163	29.8%
Commercial Services	876,474	2.8%
Diversified Financial Services	9,933,284	32.6%
Forest Products & Paper	142,274	0.5%
Insurance	5,787,406	19.2%
REIT	3,602,630	11.7%
Real Estate	203,930	0.7%
Savings & Loans	318,341	1.2%
Software	428,603	1.5%
Other**	(5,083)	NM

Total	$30,380,022	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$30,385,105	$30,385,105

Total Investment Securities	$30,385,105	$30,385,105

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (99.2%)
Abbott Laboratories (Pharmaceuticals)	20,839	$1,030,905
Acorda Therapeutics, Inc.* (Biotechnology)	458	10,662
Aetna, Inc. (Healthcare - Services)	5,954	165,700
Affymetrix, Inc.* (Biotechnology)	916	8,042
Alcon, Inc. (Healthcare - Products)	1,145	158,777
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,145	50,998
Alkermes, Inc.* (Pharmaceuticals)	1,374	12,627
Allergan, Inc. (Pharmaceuticals)	4,122	233,965
Amedisys, Inc.* (Healthcare - Services)	458	19,983
American Medical Systems Holdings, Inc.* (Healthcare - Products)	916	15,499
AMERIGROUP Corp.* (Healthcare - Services)	687	15,231
Amgen, Inc.* (Biotechnology)	13,740	827,560
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	1,832	25,080
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	687	23,502
Bard (C.R.), Inc. (Healthcare - Products)	1,374	108,010
Baxter International, Inc. (Healthcare - Products)	8,244	469,990
Beckman Coulter, Inc. (Healthcare - Products)	916	63,149
Becton, Dickinson & Co. (Healthcare - Products)	2,977	207,646
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	229	21,041
Biogen Idec, Inc.* (Biotechnology)	3,893	196,674
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,374	24,842
Boston Scientific Corp.* (Healthcare - Products)	20,610	218,260
Bristol-Myers Squibb Co. (Pharmaceuticals)	26,793	603,378
Brookdale Senior Living, Inc. (Healthcare - Services)	687	12,455
CareFusion Corp.* (Healthcare - Products)	2,519	54,914
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	458	13,351
Celera Corp.* (Biotechnology)	1,145	7,133
Celgene Corp.* (Biotechnology)	6,183	345,630
Centene Corp.* (Healthcare - Services)	687	13,012
Cephalon, Inc.* (Pharmaceuticals)	916	53,348
Cepheid, Inc.* (Healthcare - Products)	687	9,082
Charles River Laboratories International, Inc.* (Biotechnology)	916	33,874
CIGNA Corp. (Insurance)	3,664	102,922
Community Health Systems, Inc.* (Healthcare - Services)	1,374	43,872
Cooper Cos., Inc. (Healthcare - Products)	687	20,425
Covance, Inc.* (Healthcare - Services)	916	49,601
Coventry Health Care, Inc.* (Healthcare - Services)	2,061	41,138
Covidien PLC (Healthcare - Products)	6,870	297,196
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	687	13,877
DaVita, Inc.* (Healthcare - Services)	1,374	77,823
Dendreon Corp.* (Biotechnology)	1,603	44,868
DENTSPLY International, Inc. (Healthcare - Products)	2,061	71,187
Edwards Lifesciences Corp.* (Healthcare - Products)	687	48,028
Eli Lilly & Co. (Pharmaceuticals)	13,282	438,704
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,374	31,094
Express Scripts, Inc.* (Pharmaceuticals)	3,435	266,487
Forest Laboratories, Inc.* (Pharmaceuticals)	4,122	121,352
Gen-Probe, Inc.* (Healthcare - Products)	687	28,469
Genzyme Corp.* (Biotechnology)	3,664	207,859
Gilead Sciences, Inc.* (Pharmaceuticals)	12,366	576,008
Haemonetics Corp.* (Healthcare - Products)	458	25,703
Health Management Associates, Inc. - Class A* (Healthcare - Services)	3,435	25,728
Health Net, Inc.* (Healthcare - Services)	1,374	21,160
HEALTHSOUTH Corp.* (Healthcare - Services)	1,145	17,908
Healthways, Inc.* (Healthcare - Services)	458	7,017
Henry Schein, Inc.* (Healthcare - Products)	1,145	62,872
Hill-Rom Holdings, Inc. (Healthcare - Products)	916	19,950
HMS Holdings Corp.* (Commercial Services)	458	17,509
Hologic, Inc.* (Healthcare - Products)	3,435	56,128
Hospira, Inc.* (Pharmaceuticals)	2,061	91,921
Human Genome Sciences, Inc.* (Biotechnology)	2,061	38,788
Humana, Inc.* (Healthcare - Services)	2,290	85,417
IDEXX Laboratories, Inc.* (Healthcare - Products)	916	45,800
Illumina, Inc.* (Biotechnology)	1,603	68,128
Immucor, Inc.* (Healthcare - Products)	916	16,213
Incyte, Corp.* (Biotechnology)	1,145	7,729
InterMune, Inc.* (Biotechnology)	458	7,296
Intuitive Surgical, Inc.* (Healthcare - Products)	458	120,110
Invacare Corp. (Healthcare - Products)	458	10,204
Inverness Medical Innovations, Inc.* (Healthcare - Products)	1,145	44,346
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,374	20,019
Johnson & Johnson (Healthcare - Products)	37,556	2,286,785
Kinetic Concepts, Inc.* (Healthcare - Products)	916	33,874
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,435	36,995
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,374	90,272

See accompanying notes to the Schedules of Portfolio Investments.

Life Technologies Corp.* (Biotechnology)	2,290	106,600
LifePoint Hospitals, Inc.* (Healthcare - Services)	687	18,590
Lincare Holdings, Inc.* (Healthcare - Services)	916	28,625
Magellan Health Services, Inc.* (Healthcare - Services)	458	14,225
Masimo Corp.* (Healthcare - Products)	687	17,999
Medco Health Solutions, Inc.* (Pharmaceuticals)	6,412	354,648
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	687	14,667
Mednax, Inc.* (Healthcare - Services)	687	37,730
Medtronic, Inc. (Healthcare - Products)	15,114	556,195
Merck & Co., Inc. (Pharmaceuticals)	28,854	912,652
Millipore Corp.* (Biotechnology)	687	48,317
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,122	65,993
Myriad Genetics, Inc.* (Biotechnology)	1,374	37,648
Nektar Therapeutics* (Biotechnology)	1,145	11,152
NuVasive, Inc.* (Healthcare - Products)	458	19,126
Odyssey Healthcare, Inc.* (Healthcare - Services)	458	5,725
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	916	27,453
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	687	24,251
Owens & Minor, Inc. (Distribution/Wholesale)	458	20,725
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	458	9,852
PAREXEL International Corp.* (Commercial Services)	687	9,336
Patterson Cos., Inc.* (Healthcare - Products)	1,374	37,442
PDL BioPharma, Inc. (Biotechnology)	1,603	12,632
Perrigo Co. (Pharmaceuticals)	1,145	38,919
Pfizer, Inc. (Pharmaceuticals)	91,829	1,519,770
Pharmaceutical Product Development, Inc. (Commercial Services)	1,603	35,170
PharMerica Corp.* (Pharmaceuticals)	458	8,505
PSS World Medical, Inc.* (Healthcare - Products)	916	19,996
Psychiatric Solutions, Inc.* (Healthcare - Services)	687	18,384
Quest Diagnostics, Inc. (Healthcare - Services)	2,061	107,564
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	916	17,679
ResMed, Inc.* (Healthcare - Products)	1,145	51,754
Savient Pharmaceuticals, Inc.* (Biotechnology)	916	13,923
Schering-Plough Corp. (Pharmaceuticals)	21,984	621,048
Sepracor, Inc.* (Pharmaceuticals)	1,374	31,465
St. Jude Medical, Inc.* (Healthcare - Products)	4,580	178,666
STERIS Corp. (Healthcare - Products)	687	20,919
Stryker Corp. (Healthcare - Products)	4,122	187,262
Techne Corp. (Healthcare - Products)	458	28,648
Tenet Healthcare Corp.* (Healthcare - Services)	6,641	39,049
Theravance, Inc.* (Pharmaceuticals)	687	10,058
Thermo Fisher Scientific, Inc.* (Electronics)	5,496	240,010
Thoratec Corp.* (Healthcare - Products)	687	20,795
United Therapeutics Corp.* (Pharmaceuticals)	458	22,437
UnitedHealth Group, Inc. (Healthcare - Services)	15,801	395,657
Universal Health Services, Inc. - Class B (Healthcare - Services)	687	42,546
Valeant Pharmaceuticals International* (Pharmaceuticals)	916	25,703
Varian Medical Systems, Inc.* (Healthcare - Products)	1,603	67,534
Varian, Inc.* (Electronics)	458	23,385
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,519	95,470
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,374	29,706
Waters Corp.* (Electronics)	1,374	76,752
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,374	50,343
WellCare Health Plans, Inc.* (Healthcare - Services)	458	11,290
WellPoint, Inc.* (Healthcare - Services)	6,412	303,672
West Pharmaceutical Services, Inc. (Healthcare - Products)	458	18,599
Wyeth (Pharmaceuticals)	18,091	878,861
Zimmer Holdings, Inc.* (Healthcare - Products)	2,977	159,121

TOTAL COMMON STOCKS
(Cost $12,103,536)		18,595,345

	Principal
	Amount

Repurchase Agreements (0.7%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $15,000 (Collateralized by $16,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $15,999)	$15,000	15,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $36,000 (Collateralized by $36,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $37,185)	36,000	36,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $80,000 (Collateralized by $85,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $85,487)	80,000	80,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $2,066)	2,000	2,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $3,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $136,000)		136,000

TOTAL INVESTMENT SECURITIES
(Cost $12,239,536)—99.9%		18,731,345
Net other assets (liabilities)—0.1%		18,534

NET ASSETS—100.0%		$18,749,879

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at September 30, 2009.

ProFund VP Health Care invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Biotechnology	$2,219,703	11.8%
Commercial Services	62,015	0.3%
Distribution/Wholesale	20,725	0.1%
Electronics	340,147	1.8%
Healthcare - Products	5,900,175	31.5%
Healthcare - Services	1,709,374	9.2%
Insurance	102,922	0.5%
Pharmaceuticals	8,240,284	44.0%
Other**	154,534	0.8%

Total	$18,749,879	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$18,595,345	$-	$18,595,345
Repurchase Agreements	-	136,000	136,000

Total Investment Securities	$18,595,345	$136,000	$18,731,345

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	September 30, 2009
(unaudited)
	Shares	Value

Common Stocks (100.8%)
3M Co. (Miscellaneous Manufacturing)	4,644	$342,727
AAR Corp.* (Aerospace/Defense)	258	5,661
ABM Industries, Inc. (Commercial Services)	258	5,428
Accenture PLC - Class A (Computers)	4,128	153,851
Actuant Corp. - Class A (Miscellaneous Manufacturing)	516	8,287
Acuity Brands, Inc. (Miscellaneous Manufacturing)	258	8,310
Administaff, Inc. (Commercial Services)	129	3,389
Aecom Technology Corp.* (Engineering & Construction)	645	17,505
Affiliated Computer Services, Inc. - Class A* (Computers)	645	34,940
AGCO Corp.* (Machinery - Diversified)	645	17,821
Agilent Technologies, Inc.* (Electronics)	2,451	68,211
Alexander & Baldwin, Inc. (Transportation)	258	8,279
Alliance Data Systems Corp.* (Commercial Services)	387	23,638
Alliant Techsystems, Inc.* (Aerospace/Defense)	258	20,085
American Superconductor Corp.* (Electrical Components & Equipment)	258	8,653
Ametek, Inc. (Electrical Components & Equipment)	774	27,020
Amphenol Corp. - Class A (Electronics)	1,290	48,607
Anixter International, Inc.* (Telecommunications)	258	10,348
AptarGroup, Inc. (Miscellaneous Manufacturing)	516	19,278
Arkansas Best Corp. (Transportation)	129	3,862
Arrow Electronics, Inc.* (Electronics)	903	25,419
Astec Industries, Inc.* (Machinery - Construction & Mining)	129	3,286
Automatic Data Processing, Inc. (Software)	3,612	141,952
Avnet, Inc.* (Electronics)	1,032	26,801
AVX Corp. (Electronics)	387	4,617
Baldor Electric Co. (Hand/Machine Tools)	258	7,054
Ball Corp. (Packaging & Containers)	645	31,734
BE Aerospace, Inc.* (Aerospace/Defense)	774	15,588
Belden, Inc. (Electrical Components & Equipment)	387	8,940
Bemis Co., Inc. (Packaging & Containers)	774	20,054
Benchmark Electronics, Inc.* (Electronics)	516	9,288
Black Box Corp. (Telecommunications)	129	3,237
Boeing Co. (Aerospace/Defense)	4,773	258,458
Brady Corp. - Class A (Electronics)	387	11,115
Brink’s Home Security Holdings, Inc.* (Commercial Services)	387	11,916
Broadridge Financial Solutions, Inc. (Software)	1,032	20,743
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	516	18,380
Burlington Northern Santa Fe Corp. (Transportation)	2,064	164,769
C.H. Robinson Worldwide, Inc. (Transportation)	1,290	74,497
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	387	13,123
Caterpillar, Inc. (Machinery - Construction & Mining)	4,515	231,755
Ceradyne, Inc.* (Miscellaneous Manufacturing)	129	2,365
Checkpoint Systems, Inc.* (Electronics)	258	4,242
Cintas Corp. (Textiles)	903	27,370
Clarcor, Inc. (Miscellaneous Manufacturing)	387	12,136
Clean Harbors, Inc.* (Environmental Control)	129	7,258
Cognex Corp. (Machinery - Diversified)	258	4,226
Commscope, Inc.* (Telecommunications)	645	19,305
Con-way, Inc. (Transportation)	387	14,830
Convergys Corp.* (Commercial Services)	903	8,976
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	1,290	48,465
Corrections Corp. of America* (Commercial Services)	774	17,531
Crane Co. (Miscellaneous Manufacturing)	387	9,988
Crown Holdings, Inc.* (Packaging & Containers)	1,161	31,579
CSX Corp. (Transportation)	2,838	118,799
Cummins, Inc. (Machinery - Diversified)	1,290	57,805
Curtiss-Wright Corp. (Aerospace/Defense)	387	13,208
CyberSource Corp.* (Internet)	516	8,602
Danaher Corp. (Miscellaneous Manufacturing)	1,806	121,580
Deere & Co. (Machinery - Diversified)	3,096	132,880
Deluxe Corp. (Commercial Services)	387	6,618
Dionex Corp.* (Electronics)	129	8,381
Donaldson Co., Inc. (Miscellaneous Manufacturing)	516	17,869
Dover Corp. (Miscellaneous Manufacturing)	1,290	50,000
Eagle Materials, Inc. - Class A (Building Materials)	258	7,374
Eaton Corp. (Miscellaneous Manufacturing)	1,161	65,701
EMCOR Group, Inc.* (Engineering & Construction)	516	13,065
Emerson Electric Co. (Electrical Components & Equipment)	5,547	222,324
EnerSys* (Electrical Components & Equipment)	258	5,707

See accompanying notes to the Schedules of Portfolio Investments.

ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	129	5,083
Esterline Technologies Corp.* (Aerospace/Defense)	258	10,116
Euronet Worldwide, Inc.* (Commercial Services)	387	9,300
Expeditors International of Washington, Inc. (Transportation)	1,548	54,412
Fastenal Co. (Distribution/Wholesale)	1,032	39,938
FedEx Corp. (Transportation)	2,064	155,254
Fidelity National Information Services, Inc. (Software)	1,419	36,199
Fiserv, Inc.* (Software)	1,161	55,960
Flextronics International, Ltd.* (Electronics)	5,934	44,268
FLIR Systems, Inc.* (Electronics)	1,032	28,865
Flowserve Corp. (Machinery - Diversified)	387	38,135
Fluor Corp. (Engineering & Construction)	1,290	65,597
Fortune Brands, Inc. (Household Products/Wares)	1,032	44,355
Forward Air Corp. (Transportation)	258	5,973
Foster Wheeler AG* (Engineering & Construction)	903	28,815
FTI Consulting, Inc.* (Commercial Services)	387	16,490
G & K Services, Inc. (Textiles)	129	2,859
Gardner Denver, Inc.* (Machinery - Diversified)	387	13,499
GATX Corp. (Trucking & Leasing)	258	7,211
Genco Shipping & Trading, Ltd. (Transportation)	258	5,361
General Cable Corp.* (Electrical Components & Equipment)	387	15,151
General Dynamics Corp. (Aerospace/Defense)	2,322	150,001
General Electric Co. (Miscellaneous Manufacturing)	76,755	1,260,317
General Maritime Corp. (Oil & Gas Services)	387	2,995
Genesee & Wyoming, Inc. - Class A* (Transportation)	258	7,823
Global Payments, Inc. (Software)	645	30,122
Goodrich Corp. (Aerospace/Defense)	903	49,069
Graco, Inc. (Machinery - Diversified)	387	10,786
GrafTech International, Ltd.* (Electrical Components & Equipment)	903	13,274
Granite Construction, Inc. (Engineering & Construction)	258	7,983
Greif, Inc. - Class A (Packaging & Containers)	129	7,101
Harsco Corp. (Miscellaneous Manufacturing)	645	22,839
Heartland Express, Inc. (Transportation)	387	5,573
Hewitt Associates, Inc.* (Commercial Services)	645	23,497
Hexcel Corp.* (Aerospace/Defense Equipment)	645	7,379
HLTH Corp.* (Internet)	645	9,423
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,031	186,902
Hub Group, Inc. - Class A* (Transportation)	258	5,895
Hubbell, Inc. - Class B (Electrical Components & Equipment)	387	16,254
IDEX Corp. (Machinery - Diversified)	645	18,028
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,096	132,230
IMS Health, Inc. (Software)	1,290	19,802
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,322	71,216
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	258	4,938
Iron Mountain, Inc.* (Commercial Services)	1,290	34,391
Itron, Inc.* (Electronics)	258	16,548
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,290	67,274
J.B. Hunt Transport Services, Inc. (Transportation)	645	20,724
Jabil Circuit, Inc. (Electronics)	1,419	19,029
Jack Henry & Associates, Inc. (Computers)	645	15,138
Jacobs Engineering Group, Inc.* (Engineering & Construction)	903	41,493
Joy Global, Inc. (Machinery - Construction & Mining)	774	37,880
Kaman Corp. (Aerospace/Defense)	129	2,835
Kansas City Southern Industries, Inc.* (Transportation)	645	17,086
Kaydon Corp. (Metal Fabricate/Hardware)	258	8,364
KBR, Inc. (Engineering & Construction)	1,161	27,040
Kennametal, Inc. (Hand/Machine Tools)	645	15,873
Kirby Corp.* (Transportation)	387	14,249
Knight Transportation, Inc. (Transportation)	387	6,494
L-3 Communications Holdings, Inc. (Aerospace/Defense)	903	72,529
Landstar System, Inc. (Transportation)	387	14,729
Lender Processing Services, Inc. (Diversified Financial Services)	645	24,620
Lennox International, Inc. (Building Materials)	387	13,978
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	258	12,242
Littelfuse, Inc.* (Electrical Components & Equipment)	129	3,385
Lockheed Martin Corp. (Aerospace/Defense)	2,193	171,229
Louisiana-Pacific Corp.* (Forest Products & Paper)	774	5,163
Manitowoc Co. (Machinery - Diversified)	903	8,551
Manpower, Inc. (Commercial Services)	516	29,262
ManTech International Corp. - Class A* (Software)	129	6,084
Martin Marietta Materials (Building Materials)	387	35,631
Masco Corp. (Building Materials)	2,580	33,334

See accompanying notes to the Schedules of Portfolio Investments.

McDermott International, Inc.* (Engineering & Construction)	1,677	42,378
MDU Resources Group, Inc. (Electric)	1,290	26,897
MeadWestvaco Corp. (Forest Products & Paper)	1,032	23,024
Metavante Technologies, Inc.* (Software)	645	22,240
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	258	23,372
Mine Safety Appliances Co. (Environmental Control)	258	7,098
Molex, Inc. (Electrical Components & Equipment)	516	10,774
Molex, Inc. - Class A (Electrical Components & Equipment)	516	9,696
Monster Worldwide, Inc.* (Internet)	903	15,784
Moog, Inc. - Class A* (Aerospace/Defense)	258	7,611
MPS Group, Inc.* (Commercial Services)	645	6,785
MSC Industrial Direct Co. - Class A (Retail)	258	11,244
Mueller Industries, Inc. (Metal Fabricate/Hardware)	258	6,158
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	774	4,242
Nalco Holding Co. (Environmental Control)	1,032	21,146
National Instruments Corp. (Computers)	387	10,693
Navigant Consulting Co.* (Commercial Services)	387	5,225
Navistar International Corp.* (Auto Manufacturers)	387	14,482
NeuStar, Inc.* (Telecommunications)	516	11,662
Nordson Corp. (Machinery - Diversified)	258	14,471
Norfolk Southern Corp. (Transportation)	2,709	116,785
Northrop Grumman Corp. (Aerospace/Defense)	2,193	113,488
Old Dominion Freight Line, Inc.* (Transportation)	258	7,851
Orbital Sciences Corp.* (Aerospace/Defense)	387	5,793
Oshkosh Truck Corp. (Auto Manufacturers)	645	19,950
Overseas Shipholding Group, Inc. (Transportation)	129	4,821
Owens Corning, Inc.* (Building Materials)	645	14,480
Owens-Illinois, Inc.* (Packaging & Containers)	1,161	42,841
PACCAR, Inc. (Auto Manufacturers)	2,451	92,427
Packaging Corp. of America (Packaging & Containers)	774	15,790
Pactiv Corp.* (Packaging & Containers)	903	23,523
Pall Corp. (Miscellaneous Manufacturing)	903	29,149
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,161	60,186
Paychex, Inc. (Commercial Services)	2,322	67,454
Pentair, Inc. (Miscellaneous Manufacturing)	774	22,848
PerkinElmer, Inc. (Electronics)	903	17,374
PHH Corp.* (Commercial Services)	387	7,678
Plexus Corp.* (Electronics)	258	6,796
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,032	105,130
Quanex Building Products Corp. (Building Materials)	258	3,705
Quanta Services, Inc.* (Commercial Services)	1,419	31,402
R.R. Donnelley & Sons Co. (Commercial Services)	1,548	32,910
Raytheon Co. (Aerospace/Defense)	2,838	136,139
Regal-Beloit Corp. (Hand/Machine Tools)	258	11,793
Republic Services, Inc. (Environmental Control)	2,193	58,268
Resources Connection, Inc.* (Commercial Services)	387	6,602
Robert Half International, Inc. (Commercial Services)	1,161	29,048
Rock-Tenn Co. - Class A (Forest Products & Paper)	258	12,154
Rockwell Automation, Inc. (Machinery - Diversified)	903	38,468
Rockwell Collins, Inc. (Aerospace/Defense)	1,161	58,979
Roper Industries, Inc. (Miscellaneous Manufacturing)	645	32,882
Ryder System, Inc. (Transportation)	387	15,116
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	129	6,869
Sealed Air Corp. (Packaging & Containers)	1,161	22,790
Shaw Group, Inc.* (Engineering & Construction)	645	20,698
Sherwin-Williams Co. (Chemicals)	774	46,564
Silgan Holdings, Inc. (Packaging & Containers)	129	6,802
Simpson Manufacturing Co., Inc. (Building Materials)	258	6,517
Sonoco Products Co. (Packaging & Containers)	774	21,316
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	774	13,978
SPX Corp. (Miscellaneous Manufacturing)	387	23,711
Stericycle, Inc.* (Environmental Control)	645	31,250
Teekay Shipping Corp. (Transportation)	258	5,642
Teledyne Technologies, Inc.* (Aerospace/Defense)	258	9,285
Teleflex, Inc. (Miscellaneous Manufacturing)	258	12,464
TeleTech Holdings, Inc.* (Commercial Services)	258	4,401
Temple-Inland, Inc. (Forest Products & Paper)	774	12,709
Terex Corp.* (Machinery - Construction & Mining)	774	16,045

See accompanying notes to the Schedules of Portfolio Investments.

Tetra Tech, Inc.* (Environmental Control)	387	10,267
Texas Industries, Inc. (Building Materials)	129	5,418
Textron, Inc. (Miscellaneous Manufacturing)	1,935	36,726
The Brink’s Co. (Miscellaneous Manufacturing)	387	10,414
The Corporate Executive Board Co. (Commercial Services)	258	6,424
Thomas & Betts Corp.* (Electronics)	387	11,641
Timken Co. (Metal Fabricate/Hardware)	516	12,090
Toro Co. (Housewares)	258	10,261
Total System Services, Inc. (Software)	1,419	22,860
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	258	12,851
Trimble Navigation, Ltd.* (Electronics)	903	21,591
Trinity Industries, Inc. (Miscellaneous Manufacturing)	516	8,870
TrueBlue, Inc.* (Commercial Services)	258	3,630
Tyco Electronics, Ltd. (Electronics)	3,354	74,727
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,483	120,094
Union Pacific Corp. (Transportation)	3,612	210,760
United Parcel Service, Inc. - Class B (Transportation)	5,031	284,101
United Rentals, Inc.* (Commercial Services)	387	3,986
United Stationers, Inc.* (Distribution/Wholesale)	129	6,142
United Technologies Corp. (Aerospace/Defense)	6,321	385,139
URS Corp.* (Engineering & Construction)	645	28,154
USG Corp.* (Building Materials)	516	8,865
UTI Worldwide, Inc. (Transportation)	774	11,208
Valmont Industries, Inc. (Metal Fabricate/Hardware)	129	10,988
Veeco Instruments, Inc.* (Semiconductors)	258	6,017
Vishay Intertechnology, Inc.* (Electronics)	1,290	10,191
VistaPrint N.V.* (Commercial Services)	258	13,094
Vulcan Materials Co. (Building Materials)	774	41,850
W.W. Grainger, Inc. (Distribution/Wholesale)	387	34,582
Wabtec Corp. (Machinery - Diversified)	387	14,524
Waste Connections, Inc.* (Environmental Control)	516	14,892
Waste Management, Inc. (Environmental Control)	3,612	107,710
Watsco, Inc. (Distribution/Wholesale)	258	13,909
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	258	11,238
Werner Enterprises, Inc. (Transportation)	387	7,210
WESCO International, Inc.* (Distribution/Wholesale)	258	7,430
Weyerhaeuser Co. (Forest Products & Paper)	1,548	56,734
Woodward Governor Co. (Electronics)	387	9,389
World Fuel Services Corp. (Retail)	258	12,402
Wright Express Corp.* (Commercial Services)	258	7,614
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	387	10,035

TOTAL COMMON STOCKS
(Cost $7,733,325)		10,012,134

	Principal
	Amount

Repurchase Agreements (0.5%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $5,000 (Collateralized by $5,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $5,165)	$5,000	5,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $14,000 (Collateralized by $14,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $14,461)	14,000	14,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $31,000 (Collateralized by $35,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $35,201)	31,000	31,000
UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $1,033)	1,000	1,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $53,000)		53,000

TOTAL INVESTMENT SECURITIES
(Cost $7,786,325)—101.3%		10,065,134
Net other assets (liabilities)—(1.3)%		(130,391)

NET ASSETS—100.0%		$9,934,743

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Industrials invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Aerospace/Defense	$1,499,191	15.1%
Aerospace/Defense Equipment	20,230	0.2%
Auto Manufacturers	126,859	1.2%
Building Materials	171,152	1.7%
Chemicals	46,564	0.5%
Commercial Services	427,927	4.3%
Computers	214,622	2.2%
Distribution/Wholesale	102,001	1.0%
Diversified Financial Services	24,620	0.2%
Electric	26,897	0.3%
Electrical Components & Equipment	364,550	3.7%
Electronics	467,100	4.8%
Engineering & Construction	297,666	3.0%
Environmental Control	257,889	2.6%
Forest Products & Paper	109,784	1.1%
Hand/Machine Tools	46,962	0.5%
Household Products/Wares	44,355	0.4%
Housewares	10,261	0.1%
Internet	33,809	0.4%
Iron/Steel	6,869	0.1%
Machinery - Construction & Mining	307,346	3.1%
Machinery - Diversified	379,229	3.7%
Metal Fabricate/Hardware	146,972	1.5%
Miscellaneous Manufacturing	2,823,034	28.3%
Oil & Gas Services	2,995	NM
Packaging & Containers	223,530	2.2%
Retail	23,646	0.2%
Semiconductors	6,017	0.1%
Software	355,962	3.6%
Telecommunications	44,552	0.4%
Textiles	30,229	0.3%
Transportation	1,362,103	13.9%
Trucking & Leasing	7,211	0.1%
Other**	(77,391)	(0.8)%

Total	$9,934,743	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$10,012,134	$-	$10,012,134
Repurchase Agreements	-	53,000	53,000

Total Investment Securities	$10,012,134	$53,000	$10,065,134

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (100.1%)
Akamai Technologies, Inc.* (Internet)	15,985	$314,585
Allscripts Healthcare Solutions, Inc. (Software)	10,286	208,497
Amazon.com, Inc.* (Internet)	8,201	765,645
Ariba, Inc.* (Internet)	15,151	175,752
Art Technology Group, Inc.* (Internet)	33,499	129,306
Blue Nile, Inc.* (Internet)	2,780	172,694
Check Point Software Technologies, Ltd.* (Internet)	12,371	350,718
Concur Technologies, Inc.* (Software)	5,838	232,119
CyberSource Corp.* (Internet)	11,259	187,688
DealerTrack Holdings, Inc.* (Internet)	7,923	149,824
Digital River, Inc.* (Internet)	5,560	224,179
E* TRADE Financial Corp.* (Diversified Financial Services)	138,027	241,547
EarthLink, Inc. (Internet)	19,738	165,997
eBay, Inc.* (Internet)	29,329	692,458
Expedia, Inc.* (Internet)	15,290	366,196
Google, Inc. - Class A* (Internet)	2,224	1,102,770
HLTH Corp.* (Internet)	13,900	203,079
IAC/InterActiveCorp* (Internet)	11,676	235,738
Internap Network Services Corp.* (Internet)	25,854	82,991
j2 Global Communications, Inc.* (Internet)	7,923	182,308
Juniper Networks, Inc.* (Telecommunications)	20,155	544,588
Monster Worldwide, Inc.* (Internet)	14,734	257,550
Netflix, Inc.* (Internet)	5,560	256,705
NETGEAR, Inc.* (Telecommunications)	7,645	140,286
Priceline.com, Inc.* (Internet)	2,502	414,882
Quest Software, Inc.* (Software)	10,564	178,003
RealNetworks, Inc.* (Internet)	29,607	110,138
Salesforce.com, Inc.* (Software)	6,672	379,837
Sapient Corp.* (Internet)	19,460	156,458
SONICWALL, Inc.* (Internet)	15,568	130,771
Sonus Networks, Inc.* (Telecommunications)	58,519	124,060
TD Ameritrade Holding Corp.* (Diversified Financial Services)	17,653	346,352
Tibco Software, Inc.* (Internet)	23,491	222,930
Ticketmaster Entertainment, Inc.* (Commercial Services)	11,537	134,868
United Online, Inc. (Internet)	18,626	149,753
ValueClick, Inc.* (Internet)	15,707	207,175
VeriSign, Inc.* (Internet)	15,012	355,634
Vocus, Inc.* (Internet)	5,838	121,956
Websense, Inc.* (Internet)	9,174	154,123
Yahoo!, Inc.* (Internet)	40,171	715,446

TOTAL COMMON STOCKS
(Cost $7,562,212)		11,285,606

	Principal
	Amount

Repurchase Agreements (0.3%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $3,000 (Collateralized by $3,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $3,099)	$3,000	3,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $8,000 (Collateralized by $8,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $8,263)	8,000	8,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $17,000 (Collateralized by $17,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $17,560)	17,000	17,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,000)		30,000

TOTAL INVESTMENT SECURITIES
(Cost $7,592,212)—100.4%		11,315,606
Net other assets (liabilities)—(0.4)%		(41,632)

NET ASSETS—100.0%		$11,273,974

*	Non-income producing security

ProFund VP Internet invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Commercial Services	$134,868	1.2%
Diversified Financial Services	587,899	5.2%
Internet	8,755,449	77.7%
Software	998,456	8.9%
Telecommunications	808,934	7.1%
Other**	(11,632)	(0.1)%

Total	$11,273,974	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$11,285,606	$-	$11,285,606
Repurchase Agreements	-	30,000	30,000

Total Investment Securities	$11,285,606	$30,000	$11,315,606

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (97.9%)
Anadarko Petroleum Corp. (Oil & Gas)	31,086	$1,950,025
Apache Corp. (Oil & Gas)	21,195	1,946,337
Arena Resources, Inc.* (Oil & Gas)	2,355	83,603
Atlas Energy, Inc. (Oil & Gas)	3,768	102,000
Atwood Oceanics, Inc.* (Oil & Gas)	3,768	132,897
Baker Hughes, Inc. (Oil & Gas Services)	19,782	843,900
Berry Petroleum Co. - Class A (Oil & Gas)	2,355	63,067
Bill Barrett Corp.* (Oil & Gas)	2,355	77,220
BJ Services Co. (Oil & Gas Services)	18,840	366,061
Bristow Group, Inc.* (Transportation)	1,884	55,936
Cabot Oil & Gas Corp. (Oil & Gas)	6,594	235,736
Cameron International Corp.* (Oil & Gas Services)	14,130	534,397
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,884	46,139
Chart Industries, Inc.* (Machinery - Diversified)	1,884	40,676
Chesapeake Energy Corp. (Oil & Gas)	40,035	1,136,994
Chevron Corp. (Oil & Gas)	127,170	8,956,583
Cimarex Energy Co. (Oil & Gas)	5,181	224,441
CNX Gas Corp.* (Oil & Gas)	1,884	57,839
Complete Production Services, Inc.* (Oil & Gas Services)	3,768	42,578
Comstock Resources, Inc.* (Oil & Gas)	2,826	113,266
Concho Resources, Inc.* (Oil & Gas)	4,710	171,067
ConocoPhillips (Oil & Gas)	82,896	3,743,583
Continental Resources, Inc.* (Oil & Gas)	1,884	73,796
Core Laboratories N.V. (Oil & Gas Services)	1,413	145,666
Denbury Resources, Inc.* (Oil & Gas)	16,014	242,292
Devon Energy Corp. (Oil & Gas)	26,847	1,807,609
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,239	404,909
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,181	160,974
Drill-Quip, Inc.* (Oil & Gas Services)	1,884	93,522
El Paso Corp. (Pipelines)	44,745	461,768
Encore Acquisition Co.* (Oil & Gas)	3,297	123,308
Energen Corp. (Gas)	4,710	203,001
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,826	32,725
Ensco International, Inc. (Oil & Gas)	8,949	380,690
EOG Resources, Inc. (Oil & Gas)	16,014	1,337,329
EXCO Resources, Inc.* (Oil & Gas)	10,833	202,469
Exterran Holdings, Inc.* (Oil & Gas Services)	3,768	89,452
Exxon Mobil Corp. (Oil & Gas)	277,208	19,019,241
First Solar, Inc.* (Energy - Alternate Sources)	2,826	431,982
FMC Technologies, Inc.* (Oil & Gas Services)	8,007	418,286
Forest Oil Corp.* (Oil & Gas)	6,594	129,045
Frontier Oil Corp. (Oil & Gas)	6,594	91,788
Global Industries, Ltd.* (Oil & Gas Services)	6,594	62,643
Goodrich Petroleum Corp.* (Oil & Gas)	1,884	48,626
Halliburton Co. (Oil & Gas Services)	56,520	1,532,822
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,123	91,723
Helmerich & Payne, Inc. (Oil & Gas)	6,123	242,042
Hercules Offshore, Inc.* (Oil & Gas Services)	6,123	30,064
Hess Corp. (Oil & Gas)	18,840	1,007,186
Holly Corp. (Oil & Gas)	2,826	72,402
Key Energy Services, Inc.* (Oil & Gas Services)	8,007	69,661
Marathon Oil Corp. (Oil & Gas)	45,216	1,442,390
Mariner Energy, Inc.* (Oil & Gas)	6,594	93,503
Murphy Oil Corp. (Oil & Gas)	12,246	705,002
Nabors Industries, Ltd.* (Oil & Gas)	17,898	374,068
National-Oilwell Varco, Inc.* (Oil & Gas Services)	26,376	1,137,597
Newfield Exploration Co.* (Oil & Gas)	8,478	360,824
Noble Corp. (Oil & Gas)	16,485	625,771
Noble Energy, Inc. (Oil & Gas)	10,833	714,545
Occidental Petroleum Corp. (Oil & Gas)	51,339	4,024,978
Oceaneering International, Inc.* (Oil & Gas Services)	3,297	187,105
OGE Energy Corp. (Electric)	6,123	202,549
Oil States International, Inc.* (Oil & Gas Services)	3,297	115,824
Parker Drilling Co.* (Oil & Gas)	7,536	41,147
Patterson-UTI Energy, Inc. (Oil & Gas)	9,891	149,354
Penn Virginia Corp. (Oil & Gas)	2,826	64,744
Petrohawk Energy Corp.* (Oil & Gas)	19,311	467,519
Pioneer Natural Resources Co. (Oil & Gas)	7,065	256,389
Plains Exploration & Production Co.* (Oil & Gas)	8,478	234,501
Pride International, Inc.* (Oil & Gas)	9,891	301,082
Quicksilver Resources, Inc.* (Oil & Gas)	7,536	106,936
Range Resources Corp. (Oil & Gas)	9,891	488,220
Rowan Cos., Inc. (Oil & Gas)	6,594	152,124
SandRidge Energy, Inc.* (Oil & Gas)	9,420	122,083
Schlumberger, Ltd. (Oil & Gas Services)	75,831	4,519,528
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,413	115,343
Smith International, Inc. (Oil & Gas Services)	14,130	405,531
Southern Union Co. (Gas)	6,594	137,089
Southwestern Energy Co.* (Oil & Gas)	21,666	924,705
St. Mary Land & Exploration Co. (Oil & Gas)	3,768	122,309
Sunoco, Inc. (Oil & Gas)	7,536	214,399
SunPower Corp. - Class A* (Energy - Alternate Sources)	3,297	98,547
SunPower Corp. - Class B* (Electrical Components & Equipment)	2,826	71,300
Superior Energy Services, Inc.* (Oil & Gas Services)	4,710	106,069

See accompanying notes to the Schedules of Portfolio Investments.

Swift Energy Co.* (Oil & Gas)	2,355	55,766
Tesoro Petroleum Corp. (Oil & Gas)	8,949	134,056
TETRA Technologies, Inc.* (Oil & Gas Services)	4,710	45,640
The Williams Cos., Inc. (Pipelines)	36,738	656,508
Tidewater, Inc. (Oil & Gas Services)	3,297	155,256
Transocean, Ltd.* (Oil & Gas)	20,253	1,732,239
Ultra Petroleum Corp.* (Oil & Gas)	9,420	461,203
Unit Corp.* (Oil & Gas)	2,826	116,573
Valero Energy Corp. (Oil & Gas)	35,796	694,084
W&T Offshore, Inc. (Oil & Gas)	2,355	27,577
Weatherford International, Ltd.* (Oil & Gas Services)	44,274	917,800
Whiting Petroleum Corp.* (Oil & Gas)	3,297	189,841
XTO Energy, Inc. (Oil & Gas)	36,738	1,518,014

TOTAL COMMON STOCKS
(Cost $40,739,091)		75,718,998

TOTAL INVESTMENT SECURITIES
(Cost $40,739,091)—97.9%		75,718,998
Net other assets (liabilities)—2.1%		1,596,468

NET ASSETS—100.0%		$77,315,466

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Electric	$202,549	0.3%
Electrical Components & Equipment	104,025	0.1%
Energy - Alternate Sources	530,529	0.7%
Gas	340,090	0.5%
Machinery - Diversified	40,676	0.1%
Oil & Gas	61,139,475	79.1%
Oil & Gas Services	12,187,442	15.6%
Pipelines	1,118,276	1.4%
Transportation	55,936	0.1%
Other**	1,596,468	2.1%

Total	$77,315,466	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$75,718,998	$75,718,998

Total Investment Securities	$75,718,998	$75,718,998

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (81.5%)
Abbott Laboratories (Pharmaceuticals)	14,380	$711,379
Alkermes, Inc.* (Pharmaceuticals)	1,260	11,579
Allergan, Inc. (Pharmaceuticals)	3,920	222,499
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	560	19,158
Bristol-Myers Squibb Co. (Pharmaceuticals)	17,980	404,910
Cephalon, Inc.* (Pharmaceuticals)	980	57,075
Eli Lilly & Co. (Pharmaceuticals)	12,740	420,802
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,400	31,682
Forest Laboratories, Inc.* (Pharmaceuticals)	3,920	115,405
Hospira, Inc.* (Pharmaceuticals)	2,100	93,660
Johnson & Johnson (Healthcare - Products)	35,140	2,139,675
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,220	34,679
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	700	14,945
Merck & Co., Inc. (Pharmaceuticals)	12,300	389,049
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,920	62,759
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	420	9,034
Perrigo Co. (Pharmaceuticals)	1,120	38,069
Pfizer, Inc. (Pharmaceuticals)	87,220	1,443,491
Schering-Plough Corp. (Pharmaceuticals)	14,000	395,500
Sepracor, Inc.* (Pharmaceuticals)	1,400	32,060
Theravance, Inc.* (Pharmaceuticals)	700	10,248
Valeant Pharmaceuticals International* (Pharmaceuticals)	840	23,570
Warner Chilcott PLC - Class A* (Pharmaceuticals)	1,260	27,241
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,400	51,296
Wyeth (Pharmaceuticals)	8,220	399,328

TOTAL COMMON STOCKS
(Cost $5,684,596)		7,159,093

	Principal
	Amount

Repurchase Agreements (0.6%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $5,000 (Collateralized by $5,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $5,165)	$5,000	5,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $13,000 (Collateralized by $13,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $13,428)	13,000	13,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $29,000 (Collateralized by $30,000 Federal Home Loan Bank, 1.25%, 12/30/10, market value $30,172)	29,000	29,000
UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $1,033)	1,000	1,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,000)		50,000

TOTAL INVESTMENT SECURITIES
(Cost $5,734,596)—82.1%		7,209,093
Net other assets (liabilities)—17.9%		1,571,428

NET ASSETS—100.0%		$8,780,521

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$1,599,520	$(480)

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Healthcare - Products	$2,158,833	24.6%
Pharmaceuticals	5,000,260	56.9%
Other**	1,621,428	18.5%

Total	$8,780,521	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$7,159,093	$-	$7,159,093
Repurchase Agreements	-	50,000	50,000

Total Investment Securities	7,159,093	50,000	7,209,093

Other Financial Instruments^	-	(480)	(480)

Total Investments	$7,159,093	$49,520	$7,208,613

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	September 30, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (12.2%)
Federal Home Loan Bank, 0.01%‡, 10/2/09	$15,000,000	$14,999,996

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,999,996)		14,999,996

Repurchase Agreements (87.7%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $21,252,006 (Collateralized by $21,681,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $21,678,993)	21,252,000	21,252,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $21,982,006 (Collateralized by $22,225,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $22,430,581)	21,982,000	21,982,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $23,441,007 (Collateralized by $18,282,100 of various U.S. Treasury Securities, 4.88%-8.50%, 11/18/11-2/15/20, market value $23,915,498)	23,441,000	23,441,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $20,833,006 (Collateralized by $21,140,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $21,254,743)	20,833,000	20,833,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $20,764,006 (Collateralized by $20,854,000 of various U.S. Government Agency Obligations, 0.65%-4.15%, 7/6/10-1/13/12, market value $21,182,473)	20,764,000	20,764,000

TOTAL REPURCHASE AGREEMENTS
(Cost $108,272,000)		108,272,000

TOTAL INVESTMENT SECURITIES
(Cost $123,271,996)—99.9%		123,271,996
Net other assets (liabilities)—0.1%		113,649

NET ASSETS—100.0%		$123,385,645

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $30,099,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$97,715,892	$90,218
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	25,535,860	38,063

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 2	Total

Description
Investment Securities:
U.S. Government Agency Obligations	$14,999,996	$14,999,996
Repurchase Agreements	108,272,000	108,272,000

Total Investment Securities	123,271,996	123,271,996

Other Financial Instruments^	128,281	128,281

Total Investments	$123,400,277	$123,400,277

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (99.8%)
Alexandria Real Estate Equities, Inc. (REIT)	3,952	$214,791
AMB Property Corp. (REIT)	14,352	329,378
American Campus Communities, Inc. (REIT)	5,200	139,620
Annaly Mortgage Management, Inc. (REIT)	53,456	969,692
Apartment Investment and Management Co. - Class A (REIT)	11,440	168,740
Avalonbay Communities, Inc. (REIT)	7,904	574,858
BioMed Realty Trust, Inc. (REIT)	9,568	132,038
Boston Properties, Inc. (REIT)	13,728	899,870
Brandywine Realty Trust (REIT)	12,688	140,076
BRE Properties, Inc. - Class A (REIT)	5,200	162,760
Brookfield Properties Corp. (Real Estate)	25,376	285,734
Camden Property Trust (REIT)	6,240	251,472
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	22,048	258,844
CBL & Associates Properties, Inc. (REIT)	13,520	131,144
Chimera Investment Corp. (REIT)	61,776	235,984
Colonial Properties Trust (REIT)	4,992	48,572
Corporate Office Properties Trust (REIT)	5,616	207,118
Cousins Properties, Inc. (REIT)	29	240
DCT Industrial Trust, Inc. (REIT)	20,176	103,099
Developers Diversified Realty Corp. (REIT)	12,480	115,315
DiamondRock Hospitality Co.* (REIT)	10,608	85,925
Digital Realty Trust, Inc. (REIT)	6,864	313,754
Douglas Emmett, Inc. (REIT)	11,856	145,592
Duke-Weeks Realty Corp. (REIT)	22,048	264,797
EastGroup Properties, Inc. (REIT)	2,496	95,397
Entertainment Properties Trust (REIT)	3,536	120,719
Equity Lifestyle Properties, Inc. (REIT)	2,704	115,704
Equity Residential Properties Trust (REIT)	26,832	823,742
Essex Property Trust, Inc. (REIT)	2,704	215,184
Federal Realty Investment Trust (REIT)	6,032	370,184
Forest City Enterprises, Inc. - Class A (Real Estate)	11,648	155,734
Forestar Group, Inc.* (Real Estate)	3,536	60,749
Franklin Street Properties Corp. (REIT)	6,864	89,918
Hatteras Financial Corp. (REIT)	3,536	106,009
HCP, Inc. (REIT)	28,496	818,975
Health Care REIT, Inc. (REIT)	11,856	493,447
Healthcare Realty Trust, Inc. (REIT)	5,824	123,061
Highwoods Properties, Inc. (REIT)	6,864	215,873
Home Properties, Inc. (REIT)	3,328	143,404
Hospitality Properties Trust (REIT)	12,064	245,744
Host Marriott Corp. (REIT)	58,656	690,381
HRPT Properties Trust (REIT)	22,256	167,365
Jones Lang LaSalle, Inc. (Real Estate)	3,952	187,206
Kilroy Realty Corp. (REIT)	4,160	115,398
Kimco Realty Corp. (REIT)	37,024	482,793
LaSalle Hotel Properties (REIT)	6,240	122,678
Lexington Realty Trust (REIT)	9,152	46,675
Liberty Property Trust (REIT)	11,024	358,611
Mack-Cali Realty Corp. (REIT)	7,696	248,812
MFA Financial, Inc. (REIT)	26,832	213,583
Mid-America Apartment Communities, Inc. (REIT)	2,704	122,032
National Retail Properties, Inc. (REIT)	7,904	169,699
Nationwide Health Properties, Inc. (REIT)	10,400	322,296
OMEGA Healthcare Investors, Inc. (REIT)	8,112	129,954
Plum Creek Timber Co., Inc. (Forest Products & Paper)	16,016	490,730
Post Properties, Inc. (REIT)	4,368	78,624
Potlatch Corp. (Forest Products & Paper)	3,952	112,434
ProLogis (REIT)	43,472	518,186
Public Storage, Inc. (REIT)	12,688	954,645
Rayonier, Inc. (Forest Products & Paper)	7,696	314,843
Realty Income Corp. (REIT)	10,192	261,425
Redwood Trust, Inc. (REIT)	6,864	106,392
Regency Centers Corp. (REIT)	7,904	292,843
Senior Housing Properties Trust (REIT)	12,480	238,493
Simon Property Group, Inc. (REIT)	27,638	1,918,906
SL Green Realty Corp. (REIT)	7,488	328,349
St. Joe Co.* (Real Estate)	8,944	260,449
Sunstone Hotel Investors, Inc. (REIT)	7,488	53,165
Tanger Factory Outlet Centers, Inc. (REIT)	3,952	147,568
Taubman Centers, Inc. (REIT)	5,200	187,616
The Macerich Co. (REIT)	8,006	242,822
UDR, Inc. (REIT)	14,560	229,174
Ventas, Inc. (REIT)	15,392	592,592
Vornado Realty Trust (REIT)	17,680	1,138,769
Washington REIT (REIT)	5,824	167,731
Weingarten Realty Investors (REIT)	11,856	236,172

TOTAL COMMON STOCKS
(Cost $17,023,540)		22,622,668

TOTAL INVESTMENT SECURITIES
(Cost $17,023,540)—99.8%		22,622,668
Net other assets (liabilities)—0.2%		44,304

NET ASSETS—100.0%		$22,666,972

*	Non-income producing security

ProFund VP Real Estate invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Forest Products & Paper	$918,007	4.1%
REIT	20,495,945	90.3%
Real Estate	1,208,716	5.4%
Other**	44,304	0.2%

Total	$22,666,972	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$22,622,668	$22,622,668

Total Investment Securities	$22,622,668	$22,622,668

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (89.0%)
Advanced Micro Devices, Inc.* (Semiconductors)	23,532	$133,191
Altera Corp. (Semiconductors)	11,544	236,767
Amkor Technology, Inc.* (Semiconductors)	4,440	30,547
Analog Devices, Inc. (Semiconductors)	11,100	306,138
Applied Materials, Inc. (Semiconductors)	51,948	696,103
Applied Micro Circuits Corp.* (Semiconductors)	2,664	26,613
Atheros Communications* (Telecommunications)	2,220	58,897
Atmel Corp.* (Semiconductors)	15,540	65,113
ATMI, Inc.* (Semiconductors)	1,332	24,176
Broadcom Corp. - Class A* (Semiconductors)	16,872	517,802
Cabot Microelectronics Corp.* (Chemicals)	888	30,956
Cree Research, Inc.* (Semiconductors)	3,552	130,536
Cymer, Inc.* (Electronics)	1,332	51,762
Cypress Semiconductor Corp.* (Semiconductors)	5,772	59,625
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,884	49,963
FormFactor, Inc.* (Semiconductors)	1,776	42,482
Integrated Device Technology, Inc.* (Semiconductors)	6,216	42,020
Intel Corp. (Semiconductors)	147,896	2,894,325
InterDigital, Inc.* (Telecommunications)	1,776	41,132
International Rectifier Corp.* (Semiconductors)	2,664	51,921
Intersil Corp. - Class A (Semiconductors)	4,884	74,774
KLA -Tencor Corp. (Semiconductors)	6,660	238,828
Lam Research Corp.* (Semiconductors)	4,884	166,837
Linear Technology Corp. (Semiconductors)	7,992	220,819
LSI Logic Corp.* (Semiconductors)	24,864	136,503
Marvell Technology Group, Ltd.* (Semiconductors)	18,648	301,911
Maxim Integrated Products, Inc. (Semiconductors)	11,988	217,462
MEMC Electronic Materials, Inc.* (Semiconductors)	8,436	140,291
Microchip Technology, Inc. (Semiconductors)	7,104	188,256
Micron Technology, Inc.* (Semiconductors)	32,856	269,419
Microsemi Corp.* (Semiconductors)	3,108	49,075
National Semiconductor Corp. (Semiconductors)	9,324	133,054
Novellus Systems, Inc.* (Semiconductors)	3,996	83,836
NVIDIA Corp.* (Semiconductors)	20,868	313,646
OmniVision Technologies, Inc.* (Semiconductors)	1,776	28,913
ON Semiconductor Corp.* (Semiconductors)	16,428	135,531
PMC-Sierra, Inc.* (Semiconductors)	8,436	80,648
Rambus, Inc.* (Semiconductors)	3,996	69,530
RF Micro Devices, Inc.* (Telecommunications)	9,324	50,629
SanDisk Corp.* (Computers)	8,880	192,696
Semtech Corp.* (Semiconductors)	2,220	37,762
Silicon Laboratories, Inc.* (Semiconductors)	1,776	82,335
Skyworks Solutions, Inc.* (Semiconductors)	6,660	88,178
STEC, Inc.* (Computers)	1,332	39,148
Teradyne, Inc.* (Semiconductors)	6,660	61,605
Tessera Technologies, Inc.* (Semiconductors)	1,776	49,533
Texas Instruments, Inc. (Semiconductors)	49,284	1,167,538
TriQuint Semiconductor, Inc.* (Semiconductors)	5,772	44,560
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,664	87,486
Xilinx, Inc. (Semiconductors)	10,656	249,564
Zoran Corp.* (Semiconductors)	1,776	20,460

TOTAL COMMON STOCKS
(Cost $8,592,877)		10,510,896

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $1,033)	$1,000	1,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $4,000 (Collateralized by $4,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $4,132)	4,000	4,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $8,000 (Collateralized by $8,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $8,263)	8,000	8,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES
(Cost $8,607,877)—89.1%		10,525,896
Net other assets (liabilities)—10.9%		1,290,293

NET ASSETS—100.0%		$11,816,189

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$1,299,610	$(390)

ProFund VP Semiconductor invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Chemicals	$30,956	0.3%
Computers	231,844	1.9%
Electronics	51,762	0.4%
Semiconductors	10,045,676	85.1%
Telecommunications	150,658	1.3%
Other**	1,305,293	11.0%

Total	$11,816,189	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$10,510,896	$-	$10,510,896
Repurchase Agreements	-	15,000	15,000

Total Investment Securities	10,510,896	15,000	10,525,896

Other Financial Instruments^	-	(390)	(390)

Total Investments	$10,510,896	$14,610	$10,525,506

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	September 30, 2009
(unaudited)
	Shares	Value

Common Stocks (99.1%)
3Com Corp.* (Telecommunications)	5,448	$28,493
ACI Worldwide, Inc.* (Software)	681	10,304
ADC Telecommunications, Inc.* (Telecommunications)	1,362	11,359
Adobe Systems, Inc.* (Software)	7,491	247,503
ADTRAN, Inc. (Telecommunications)	681	16,719
Advanced Micro Devices, Inc.* (Semiconductors)	8,853	50,108
Akamai Technologies, Inc.* (Internet)	2,724	53,608
Allscripts Healthcare Solutions, Inc. (Software)	681	13,804
Altera Corp. (Semiconductors)	4,086	83,804
Amdocs, Ltd.* (Telecommunications)	2,724	73,221
American Tower Corp.* (Telecommunications)	5,448	198,307
Amkor Technology, Inc.* (Semiconductors)	1,362	9,371
Analog Devices, Inc. (Semiconductors)	4,086	112,692
ANSYS, Inc.* (Software)	1,362	51,034
Apple Computer, Inc.* (Computers)	12,939	2,398,502
Applied Materials, Inc. (Semiconductors)	19,749	264,637
Applied Micro Circuits Corp.* (Semiconductors)	681	6,803
Ariba, Inc.* (Internet)	1,362	15,799
Arris Group, Inc.* (Telecommunications)	2,043	26,579
athenahealth, Inc.* (Software)	681	26,130
Atheros Communications* (Telecommunications)	681	18,067
Atmel Corp.* (Semiconductors)	6,129	25,681
ATMI, Inc.* (Semiconductors)	681	12,360
Autodesk, Inc.* (Software)	3,405	81,039
Avocent Corp.* (Internet)	681	13,804
Blackboard, Inc.* (Software)	681	25,728
BMC Software, Inc.* (Software)	2,724	102,232
Brightpoint, Inc.* (Distribution/Wholesale)	681	5,959
Broadcom Corp. - Class A* (Semiconductors)	6,129	188,099
Brocade Communications Systems, Inc.* (Computers)	5,448	42,821
CA, Inc. (Software)	6,129	134,777
Cabot Microelectronics Corp.* (Chemicals)	681	23,740
CACI International, Inc. - Class A* (Computers)	681	32,191
Cadence Design Systems, Inc.* (Computers)	4,086	29,991
Cerner Corp.* (Software)	681	50,939
Check Point Software Technologies, Ltd.* (Internet)	2,724	77,225
Ciena Corp.* (Telecommunications)	1,362	22,173
Cisco Systems, Inc.* (Telecommunications)	83,763	1,971,781
Citrix Systems, Inc.* (Software)	2,724	106,863
Cognizant Technology Solutions Corp.* (Computers)	4,086	157,965
Computer Sciences Corp.* (Computers)	2,043	107,687
Compuware Corp.* (Software)	3,405	24,959
Comtech Telecommunications Corp.* (Telecommunications)	681	22,623
Concur Technologies, Inc.* (Software)	681	27,077
Corning, Inc. (Telecommunications)	22,473	344,062
Cree Research, Inc.* (Semiconductors)	1,362	50,053
Crown Castle International Corp.* (Telecommunications)	3,405	106,781
CSG Systems International, Inc.* (Software)	681	10,903
Cymer, Inc.* (Electronics)	681	26,464
Cypress Semiconductor Corp.* (Semiconductors)	2,043	21,104
Dell, Inc.* (Computers)	25,197	384,506
Diebold, Inc. (Computers)	681	22,425
Digital River, Inc.* (Internet)	681	27,458
DST Systems, Inc.* (Computers)	681	30,509
Dycom Industries, Inc.* (Engineering & Construction)	681	8,376
EarthLink, Inc. (Internet)	1,362	11,454
Echostar Holding Corp.* (Telecommunications)	681	12,571
Electronics for Imaging, Inc.* (Computers)	681	7,675
EMC Corp.* (Computers)	29,283	498,982
Emulex Corp.* (Semiconductors)	1,362	14,015
Equinix, Inc.* (Internet)	681	62,652
F5 Networks, Inc.* (Internet)	1,362	53,976
Fair Isaac Corp. (Software)	681	14,635
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,043	20,900
FormFactor, Inc.* (Semiconductors)	681	16,290
Gartner Group, Inc.* (Commercial Services)	681	12,442
Google, Inc. - Class A* (Internet)	3,405	1,688,369
Harmonic, Inc.* (Telecommunications)	1,362	9,098
Harris Corp. (Telecommunications)	2,043	76,817
Hewlett-Packard Co. (Computers)	34,731	1,639,650
IAC/InterActiveCorp* (Internet)	1,362	27,499
Informatica Corp.* (Software)	1,362	30,754
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	2,043	34,425
Insight Enterprises, Inc.* (Retail)	681	8,315
Integrated Device Technology, Inc.* (Semiconductors)	2,724	18,414
Intel Corp. (Semiconductors)	60,539	1,184,748
InterDigital, Inc.* (Telecommunications)	681	15,772
Intermec, Inc.* (Machinery - Diversified)	681	9,602
International Business Machines Corp. (Computers)	19,068	2,280,723
International Rectifier Corp.* (Semiconductors)	1,362	26,545
Intersil Corp. - Class A (Semiconductors)	2,043	31,278
Intuit, Inc.* (Software)	4,086	116,451
j2 Global Communications, Inc.* (Internet)	681	15,670
JDA Software Group, Inc.* (Software)	681	14,941

See accompanying notes to the Schedules of Portfolio Investments.

JDS Uniphase Corp.* (Telecommunications)	3,405	24,210
Juniper Networks, Inc.* (Telecommunications)	7,491	202,407
KLA -Tencor Corp. (Semiconductors)	2,724	97,683
Lam Research Corp.* (Semiconductors)	2,043	69,789
Lexmark International, Inc. - Class A* (Computers)	1,362	29,337
Linear Technology Corp. (Semiconductors)	2,724	75,264
LSI Logic Corp.* (Semiconductors)	9,534	52,342
Marvell Technology Group, Ltd.* (Semiconductors)	6,810	110,254
Maxim Integrated Products, Inc. (Semiconductors)	4,767	86,473
McAfee, Inc.* (Internet)	2,043	89,463
MEMC Electronic Materials, Inc.* (Semiconductors)	3,405	56,625
Mentor Graphics Corp.* (Computers)	1,362	12,680
Microchip Technology, Inc. (Semiconductors)	2,724	72,186
Micron Technology, Inc.* (Semiconductors)	12,258	100,516
Micros Systems, Inc.* (Computers)	1,362	41,119
Microsemi Corp.* (Semiconductors)	1,362	21,506
Microsoft Corp. (Software)	115,089	2,979,654
Motorola, Inc. (Telecommunications)	31,326	269,090
National Semiconductor Corp. (Semiconductors)	3,405	48,589
NCR Corp.* (Computers)	2,043	28,234
NetApp, Inc.* (Computers)	4,767	127,184
Novell, Inc.* (Software)	4,767	21,499
Novellus Systems, Inc.* (Semiconductors)	1,362	28,575
Nuance Communications, Inc.* (Software)	3,405	50,939
NVIDIA Corp.* (Semiconductors)	8,172	122,825
Omniture, Inc.* (Commercial Services)	1,362	29,201
OmniVision Technologies, Inc.* (Semiconductors)	681	11,087
ON Semiconductor Corp.* (Semiconductors)	6,129	50,564
Oracle Corp. (Software)	55,842	1,163,747
Palm, Inc.* (Computers)	2,043	35,609
Parametric Technology Corp.* (Software)	1,362	18,823
Perot Systems Corp. - Class A* (Computers)	1,362	40,451
Pitney Bowes, Inc. (Office/Business Equipment)	2,724	67,691
Plantronics, Inc. (Telecommunications)	681	18,258
PMC-Sierra, Inc.* (Semiconductors)	3,405	32,552
Polycom, Inc.* (Telecommunications)	1,362	36,433
Progress Software Corp.* (Software)	681	15,425
QLogic Corp.* (Semiconductors)	2,043	35,140
Qualcomm, Inc. (Telecommunications)	23,835	1,072,098
Quest Software, Inc.* (Software)	681	11,475
Rackspace Hosting, Inc.* (Internet)	1,362	23,236
Rambus, Inc.* (Semiconductors)	1,362	23,699
Red Hat, Inc.* (Software)	2,724	75,291
RF Micro Devices, Inc.* (Telecommunications)	3,405	18,489
Riverbed Technology, Inc.* (Computers)	681	14,955
Rovi Corp.* (Semiconductors)	1,362	45,763
SAIC, Inc.* (Commercial Services)	2,724	47,779
Salesforce.com, Inc.* (Software)	1,362	77,539
SanDisk Corp.* (Computers)	3,405	73,888
SAVVIS, Inc.* (Telecommunications)	681	10,773
SBA Communications Corp. - Class A* (Telecommunications)	1,362	36,815
Seagate Technology (Computers)	6,810	103,580
Semtech Corp.* (Semiconductors)	681	11,584
Silicon Laboratories, Inc.* (Semiconductors)	681	31,571
Skyworks Solutions, Inc.* (Semiconductors)	2,724	36,066
Solera Holdings, Inc. (Software)	681	21,186
Sonus Networks, Inc.* (Telecommunications)	2,724	5,775
SRA International, Inc. - Class A* (Computers)	681	14,703
STEC, Inc.* (Computers)	681	20,015
Sun Microsystems, Inc.* (Computers)	10,896	99,045
Sybase, Inc.* (Software)	1,362	52,982
Sycamore Networks, Inc.* (Telecommunications)	2,724	8,226
Symantec Corp.* (Internet)	12,258	201,889
Synaptics, Inc.* (Computers)	681	17,161
Syniverse Holdings, Inc.* (Telecommunications)	681	11,917
Synopsys, Inc.* (Computers)	2,043	45,804
Tech Data Corp.* (Distribution/Wholesale)	681	28,336
Tekelec* (Telecommunications)	681	11,189
Tellabs, Inc.* (Telecommunications)	5,448	37,700
Teradata Corp.* (Computers)	2,724	74,964
Teradyne, Inc.* (Semiconductors)	2,724	25,197
Tessera Technologies, Inc.* (Semiconductors)	681	18,993
Texas Instruments, Inc. (Semiconductors)	18,387	435,588
Tibco Software, Inc.* (Internet)	2,724	25,851
TriQuint Semiconductor, Inc.* (Semiconductors)	2,043	15,772
Unisys Corp.* (Computers)	4,767	12,728
United Online, Inc. (Internet)	1,362	10,950
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,362	44,728
VeriFone Holdings, Inc.* (Software)	1,362	21,642
VeriSign, Inc.* (Internet)	2,724	64,532
VMware, Inc. - Class A* (Software)	681	27,356
Websense, Inc.* (Internet)	681	11,441
Western Digital Corp.* (Computers)	3,405	124,385
Xerox Corp. (Office/Business Equipment)	12,939	100,148
Xilinx, Inc. (Semiconductors)	4,086	95,694
Yahoo!, Inc.* (Internet)	19,068	339,601
Zoran Corp.* (Semiconductors)	681	7,845

TOTAL COMMON STOCKS
(Cost $18,732,597)		26,113,230

See accompanying notes to the Schedules of Portfolio Investments.

	Principal
	Amount

Repurchase Agreements (0.1%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $1,033)	$1,000	1,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $4,000 (Collateralized by $4,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $4,132)	4,000	4,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $8,000 (Collateralized by $8,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $8,263)	8,000	8,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES
(Cost $18,747,597)—99.2%		26,128,230
Net other assets (liabilities)—0.8%		203,284

NET ASSETS—100.0%		$26,331,514

*	Non-income producing security

ProFund VP Technology invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Chemicals	$23,740	0.1%
Commercial Services	89,422	0.3%
Computers	8,549,469	32.7%
Distribution/Wholesale	68,720	0.2%
Electronics	26,464	0.1%
Engineering & Construction	8,376	NM
Internet	2,814,477	10.6%
Machinery - Diversified	9,602	NM
Office/Business Equipment	167,839	0.7%
Retail	8,315	NM
Semiconductors	4,001,372	15.3%
Software	5,627,631	21.4%
Telecommunications	4,717,803	17.7%
Other**	218,284	0.9%

Total	$26,331,514	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$26,113,230	$-	$26,113,230
Repurchase Agreements	-	15,000	15,000

Total Investment Securities	$26,113,230	$15,000	$26,128,230

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (68.0%)
AT&T, Inc. (Telecommunications)	56,276	$1,520,015
CenturyTel, Inc. (Telecommunications)	6,084	204,422
Cincinnati Bell, Inc.* (Telecommunications)	4,446	15,561
Frontier Communications Corp. (Telecommunications)	6,318	47,638
Leap Wireless International, Inc.* (Telecommunications)	1,170	22,874
Leucadia National Corp.* (Holding Companies - Diversified)	3,978	98,336
Level 3 Communications, Inc.* (Telecommunications)	32,526	45,211
MetroPCS Communications, Inc.* (Telecommunications)	5,148	48,185
NII Holdings, Inc. - Class B* (Telecommunications)	3,276	98,215
Qwest Communications International, Inc. (Telecommunications)	28,314	107,876
Sprint Nextel Corp.* (Telecommunications)	56,160	221,832
Telephone & Data Systems, Inc. (Telecommunications)	936	29,025
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	936	27,780
tw telecom, Inc.* (Telecommunications)	3,042	40,915
US Cellular Corp.* (Telecommunications)	234	9,142
Verizon Communications, Inc. (Telecommunications)	50,032	1,514,469
Virgin Media, Inc. (Telecommunications)	5,850	81,432
Windstream Corp. (Telecommunications)	8,892	90,076

TOTAL COMMON STOCKS
(Cost $3,245,778)		4,223,004

	Principal
	Amount

Repurchase Agreements (0.2%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $1,033)	$1,000	1,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $4,000 (Collateralized by $4,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $4,132)	4,000	4,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $8,000 (Collateralized by $8,000 U.S. Treasury Bills, 4.13%, 8/15/10, market value $8,263)	8,000	8,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $2,000 (Collateralized by $5,000 Federal Farm Credit Bank, 3.38%, 11/18/11, market value $5,084)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES
(Cost $3,260,778)—68.2%		4,238,004
Net other assets (liabilities)—31.8%		1,977,470

NET ASSETS—100.0%		$6,215,474

* Non-income producing security
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,999,400	$(600)

ProFund VP Telecommunications invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Holding Companies - Diversified	$98,336	1.6%
Telecommunications	4,124,668	66.4%
Other**	1,992,470	32.0%

Total	$6,215,474	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$4,223,004	$-	$4,223,004
Repurchase Agreements	-	15,000	15,000

Total Investment Securities	4,223,004	15,000	4,238,004

Other Financial Instruments^	-	(600)	(600)

Total Investments	$4,223,004	$14,400	$4,237,404

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	September 30, 2009
(unaudited)

	Shares	Value

Common Stocks (99.9%)
AGL Resources, Inc. (Gas)	5,265	$185,697
Allegheny Energy, Inc. (Electric)	11,934	316,490
ALLETE, Inc. (Electric)	2,106	70,698
Alliant Energy Corp. (Electric)	7,722	215,058
Ameren Corp. (Electric)	14,742	372,678
American Electric Power, Inc. (Electric)	33,345	1,033,362
American Water Works Co., Inc. (Water)	6,318	125,981
Aqua America, Inc. (Water)	9,477	167,174
Atmos Energy Corp. (Gas)	6,318	178,041
Avista Corp. (Electric)	3,861	78,069
Black Hills Corp. (Electric)	2,808	70,677
California Water Service Group (Water)	1,404	54,672
Calpine Corp.* (Electric)	25,974	299,220
CenterPoint Energy, Inc. (Electric)	22,464	279,228
Cleco Corp. (Electric)	4,212	105,637
CMS Energy Corp. (Electric)	15,795	211,653
Consolidated Edison, Inc. (Electric)	18,954	775,977
Constellation Energy Group, Inc. (Electric)	12,636	409,027
Covanta Holding Corp.* (Energy - Alternate Sources)	9,126	155,142
Dominion Resources, Inc. (Electric)	41,067	1,416,812
DPL, Inc. (Electric)	8,073	210,705
DTE Energy Co. (Electric)	11,583	407,027
Duke Energy Corp. (Electric)	89,856	1,414,333
Dynegy, Inc. - Class A* (Electric)	35,100	89,505
Edison International (Electric)	20,709	695,408
El Paso Electric Co.* (Electric)	3,159	55,820
Entergy Corp. (Electric)	13,689	1,093,204
EQT Corp. (Oil & Gas)	8,424	358,862
Exelon Corp. (Electric)	45,981	2,281,577
FirstEnergy Corp. (Electric)	21,411	978,911
FPL Group, Inc. (Electric)	26,325	1,453,930
Great Plains Energy, Inc. (Electric)	9,477	170,112
Hawaiian Electric Industries, Inc. (Electric)	6,318	114,482
IDACORP, Inc. (Electric)	3,159	90,948
Integrys Energy Group, Inc. (Electric)	5,265	188,961
ITC Holdings Corp. (Electric)	3,510	159,530
Laclede Group, Inc. (Gas)	1,404	45,153
Mirant Corp.* (Electric)	10,179	167,241
National Fuel Gas Co. (Pipelines)	4,563	209,031
New Jersey Resources Corp. (Gas)	2,808	101,958
Nicor, Inc. (Gas)	3,159	115,588
NiSource, Inc. (Electric)	18,954	263,271
Northeast Utilities System (Electric)	12,285	291,646
Northwest Natural Gas Co. (Gas)	1,755	73,113
NorthWestern Corp. (Electric)	2,457	60,025
NRG Energy, Inc.* (Electric)	18,603	524,419
NSTAR (Electric)	7,371	234,545
NV Energy, Inc. (Electric)	16,146	187,132
ONEOK, Inc. (Gas)	7,020	257,072
Pepco Holdings, Inc. (Electric)	15,444	229,807
PG&E Corp. (Electric)	25,974	1,051,687
Piedmont Natural Gas Co., Inc. (Gas)	4,914	117,641
Pinnacle West Capital Corp. (Electric)	7,020	230,396
PNM Resources, Inc. (Electric)	5,616	65,595
Portland General Electric Co. (Electric)	5,265	103,826
PPL Corp. (Electric)	25,974	788,051
Progress Energy, Inc. (Electric)	19,305	754,053
Public Service Enterprise Group, Inc. (Electric)	35,451	1,114,579
Questar Corp. (Pipelines)	11,934	448,241
RRI Energy, Inc.* (Electric)	24,570	175,430
SCANA Corp. (Electric)	7,722	269,498
Sempra Energy (Gas)	15,795	786,749
South Jersey Industries, Inc. (Gas)	2,106	74,342
Southern Co. (Electric)	55,458	1,756,355
Southwest Gas Corp. (Gas)	3,159	80,807
Spectra Energy Corp. (Pipelines)	44,577	844,288
TECO Energy, Inc. (Electric)	14,040	197,683
The AES Corp.* (Electric)	46,683	691,842
UGI Corp. (Gas)	7,371	184,717
Unisource Energy Corp. (Electric)	2,457	75,553
Vectren Corp. (Gas)	5,616	129,393
Westar Energy, Inc. (Electric)	7,722	150,656
WGL Holdings, Inc. (Gas)	3,510	116,321
Wisconsin Energy Corp. (Electric)	8,073	364,657
Xcel Energy, Inc. (Electric)	31,941	614,545

TOTAL COMMON STOCKS
(Cost $20,953,173)		30,231,514

TOTAL INVESTMENT SECURITIES
(Cost $20,953,173)—99.9%		30,231,514
Net other assets (liabilities)—0.1%		45,150

NET ASSETS—100.0%		$30,276,664

*	Non-income producing security

ProFund VP Utilities invested in the following industries as of September 30, 2009:

		% of
	Value	Net Assets

Electric	$25,421,531	84.1%
Energy - Alternate Sources	155,142	0.5%
Gas	2,446,592	7.9%
Oil & Gas	358,862	1.2%
Pipelines	1,501,560	5.0%
Water	347,827	1.2%
Other**	45,150	0.1%

Total	$30,276,664	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$30,231,514	$30,231,514

Total Investment Securities	$30,231,514	$30,231,514

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	September 30, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (9.0%)
Federal Home Loan Bank, 0.01%‡, 10/2/09	$4,917,000	$4,916,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,916,999)		4,916,999

U.S. Treasury Obligations (26.6%)
U.S. Treasury Bonds, 4.50%, 8/15/39	13,500,000	14,563,125

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,062,244)		14,563,125

Repurchase Agreements (63.3%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $6,921,002 (Collateralized by $7,061,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $7,060,346)	6,921,000	6,921,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $6,921,002 (Collateralized by $7,000,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $7,064,750)	6,921,000	6,921,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $6,921,002 (Collateralized by $6,670,000 of various U.S. Government Agency Obligations, 2.17%-4.13%, 3/21/13-9/27/13, market value $7,060,572)	6,921,000	6,921,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $6,921,002 (Collateralized by $7,030,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $7,068,157)	6,921,000	6,921,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $6,921,002 (Collateralized by $7,030,000 of various U.S. Government Agency Obligations, 0.65%-4.12%, 7/6/10-5/6/13, market value $7,060,937)	6,921,000	6,921,000

TOTAL REPURCHASE AGREEMENTS
(Cost $34,605,000)		34,605,000

TOTAL INVESTMENT SECURITIES
(Cost $53,584,242)—98.9%		54,085,124
Net other assets (liabilities)—1.1%		598,150

NET ASSETS—100.0%		$54,683,274

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $5,200,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 12/21/09 (Underlying notional amount at value $4,128,875)	34	$46,884

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement with Credit Suisse Capital, based on the 30-Year U.S. Treasury Bond, 4.50% due 8/15/39	$51,240,625	$(85,298)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:

U.S. Government Agency Obligations	$-	$4,916,999	$4,916,999
U.S. Treasury Obligations	14,563,125	-	14,563,125
Repurchase Agreements	-	34,605,000	34,605,000

Total Investment Securities	14,563,125	39,521,999	54,085,124

Other Financial Instruments^	46,884	(85,298)	(38,414)

Total Investments	$14,610,009	$39,436,701	$54,046,710

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	September 30, 2009
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (11.7%)
Federal Home Loan Bank, 0.01%‡, 10/2/09	$6,856,000	$6,855,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,855,998)		6,855,998

Repurchase Agreements (91.7%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $10,775,003 (Collateralized by $10,993,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $10,991,982)	10,775,000	10,775,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $10,775,003 (Collateralized by $10,895,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $10,995,779)	10,775,000	10,775,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $10,775,003 (Collateralized by $10,393,000 of various U.S. Government Agency Obligations, 2.17%-4.13%, 3/21/13-9/27/13, market value $10,991,394)	10,775,000	10,775,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $10,775,003 (Collateralized by $10,940,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $10,999,380)	10,775,000	10,775,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $10,772,003 (Collateralized by $10,940,000 of various U.S. Government Agency Obligations, 0.65%-4.12%, 7/6/10-5/6/13, market value $10,990,819)	10,772,000	10,772,000

TOTAL REPURCHASE AGREEMENTS
(Cost $53,872,000)		53,872,000

	Contracts

Options Purchased(NM)
30-Year U.S. Treasury Bond Call Option, exercise @ 195, expiring 11/20/09	150	655

TOTAL OPTIONS PURCHASED
(Cost $2,692)		655

TOTAL INVESTMENT SECURITIES
(Cost $60,730,690)—103.4%		60,728,653
Net other assets (liabilities)—(3.4)%		(2,011,780)

NET ASSETS—100.0%		$58,716,873

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $8,800,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 12/21/09 (Underlying notional amount at value $3,886,000)	32	$5,950

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement with Credit Suisse Capital, based on the 30-Year U.S. Treasury Bond, 4.50% due 8/15/39	$(70,658,125)	$(1,669,435)

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:

U.S. Government Agency Obligations	$-	$6,855,998	$6,855,998
Repurchase Agreements	-	53,872,000	53,872,000
Options Purchased	-	655	655

Total Investment Securities	-	60,728,653	60,728,653

Other Financial Instruments^	5,950	(1,669,435)	(1,663,485)

Total Investments	$5,950	$59,059,218	$59,065,168

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (104.1%)
Bank of America, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $401,000 (Collateralized by $410,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $409,962)	$401,000	$401,000
Deutsche Bank, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $401,000 (Collateralized by $407,000 of various U.S. Treasury Securities, 1.10%-4.13%, 3/30/10-8/15/10, market value $412,114)	401,000	401,000
HSBC, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $401,000 (Collateralized by $409,000 of various U.S. Treasury Securities, 1.25%-4.13%, 8/15/10-12/30/10, market value $411,860)	401,000	401,000
UBS, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $401,000 (Collateralized by $410,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $412,225)	401,000	401,000
UMB, 0.01%, 10/1/09+, dated 9/30/09, with a repurchase price of $395,000 (Collateralized by $397,000 of various U.S. Government Agency Obligations, 3.38%-4.12%, 11/18/11-5/6/13, market value $404,940)	395,000	395,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,999,000)		1,999,000

TOTAL INVESTMENT SECURITIES
(Cost $1,999,000)—104.1%		1,999,000
Net other assets (liabilities)—(4.1)%		(78,991)

NET ASSETS—100.0%		$1,920,009

+
All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of September 30, 2009, the aggregate amount held in a segregated account was $282,000.

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 12/14/09 (Underlying notional amount at value $230,880)	3	$367

See accompanying notes to the Schedules of Portfolio Investments.

At September 30, 2009, the ProFund VP Falling U.S. Dollar’s foward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
Canadian Dollar vs. U.S. Dollar	10/2/09	2,481	$2,286	$2,318	$(32)
Euro vs. U.S. Dollar	10/2/09	8,368	12,190	12,244	(54)
Japanese Yen vs. U.S. Dollar	10/2/09	753,693	8,354	8,398	(44)
Swedish Krona vs. U.S. Dollar	10/2/09	379	54	54	- (a)
Swiss Franc vs. U.S. Dollar	10/2/09	879	847	848	(1)

Total Short Contracts			$23,731	$23,862	$(131)

Long:
British Sterling Pound vs. U.S. Dollar	10/2/09	117,135	$192,390	$187,171	$(5,219)
British Sterling Pound vs. U.S. Dollar	10/9/09	117,135	187,269	187,162	(107)
Canadian Dollar vs. U.S. Dollar	10/2/09	163,458	152,544	152,708	164
Canadian Dollar vs. U.S. Dollar	10/9/09	160,977	149,942	150,392	450
Euro vs. U.S. Dollar	10/2/09	657,751	972,071	962,426	(9,645)
Euro vs. U.S. Dollar	10/9/09	649,383	949,525	950,174	649
Japanese Yen vs. U.S. Dollar	10/2/09	21,196,092	231,996	236,168	4,172
Japanese Yen vs. U.S. Dollar	10/9/09	20,442,399	228,366	227,785	(581)
Swedish Krona vs. U.S. Dollar	10/2/09	479,403	70,270	68,788	(1,482)
Swedish Krona vs. U.S. Dollar	10/9/09	479,023	68,534	68,738	204
Swiss Franc vs. U.S. Dollar	10/2/09	62,252	60,783	60,088	(695)
Swiss Franc vs. U.S. Dollar	10/9/09	61,373	59,101	59,245	144

Total Long Contracts			$3,322,791	$3,310,845	$(11,946)

At September 30, 2009, the ProFund VP Falling U.S. Dollar’s foward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
Japanese Yen vs. U.S. Dollar	10/2/09	37,966	$416	$423	$(7)
Japanese Yen vs. U.S. Dollar	10/9/09	37,966	424	423	1

Total Short Contracts			$840	$846	$(6)

Long:
British Sterling Pound vs. U.S. Dollar	10/2/09	6,987	$11,490	$11,165	$(325)
British Sterling Pound vs. U.S. Dollar	10/9/09	6,987	11,184	11,164	(20)
Canadian Dollar vs. U.S. Dollar	10/2/09	3,268	3,049	3,053	4
Canadian Dollar vs. U.S. Dollar	10/9/09	3,268	3,048	3,053	5
Euro vs. U.S. Dollar	10/2/09	8,191	12,104	11,985	(119)
Euro vs. U.S. Dollar	10/9/09	8,191	11,983	11,986	3
Swedish Krona vs. U.S. Dollar	10/2/09	10,830	1,587	1,554	(33)
Swedish Krona vs. U.S. Dollar	10/9/09	10,830	1,552	1,554	2
Swiss Franc vs. U.S. Dollar	10/2/09	699	683	675	(8)
Swiss Franc vs. U.S. Dollar	10/9/09	699	674	675	1

Total Long Contracts			$57,354	$56,864	$(490)

(a) Amount is less than $0.50.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$-	$1,999,000	$1,999,000

Total Investment Securities	-	1,999,000	1,999,000

Other Financial Instruments^	367	(12,573)	(12,206)

Total Investments	$367	$1,986,427	$1,986,794

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	September 30, 2009
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (110.2%)
Bank of America, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $37,564,010 (Collateralized by $38,319,000 U.S. Treasury Bills, 0.07%‡, 11/19/09, market value $38,315,453)	$37,564,000	$37,564,000
Deutsche Bank, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $37,564,010 (Collateralized by $37,965,000 Federal Home Loan Bank, 1.10%, 3/30/10, market value $38,316,176)	37,564,000	37,564,000
HSBC, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $37,564,010 (Collateralized by $38,210,000 Federal Home Loan Bank, 0.55%, 6/4/10, market value $38,318,219)	37,564,000	37,564,000
UBS, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $37,564,010 (Collateralized by $38,110,000 Federal Home Loan Bank, 0.80%, 5/17/10, market value $38,316,853)	37,564,000	37,564,000
UMB, 0.01%, 10/1/09, dated 9/30/09, with a repurchase price of $37,563,010 (Collateralized by $37,547,000 Federal National Mortgage Association, 4.15%, 1/13/12, market value $38,314,895)	37,563,000	37,563,000

TOTAL REPURCHASE AGREEMENTS
(Cost $187,819,000)		187,819,000

TOTAL INVESTMENT SECURITIES
(Cost $187,819,000)—110.2%		187,819,000
Net other assets (liabilities)—(10.2)%		(17,371,003)

NET ASSETS—100.0%		$170,447,997

‡	Represents the effective yield or interest rate in effect at September 30, 2009.

See accompanying notes to the Schedules of Portfolio Investments.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at September 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedule of Portfolio Investments.

	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$187,819,000	$187,819,000

Total Investment Securities	$187,819,000	$187,819,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP

Notes to Schedules of Portfolio Investments
September 30, 2009
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in ProFund VP Money Market are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of September 30, 2009, based upon the three levels defined above, is included in each ProFund VP’s Schedule of Portfolio Investments.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
September 30, 2009
(unaudited)

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of September 30, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of September 30, 2009, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
September 30, 2009
(unaudited)

between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contact, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts and foreign currency risk related to U.S. dollar futures contracts) and exposure to loss in excess of the amounts of variation margin. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contacts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of September 30, 2009 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of September 30, 2009, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
September 30, 2009
(unaudited)

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at September 30, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments of the ProFund VP. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
September 30, 2009
(unaudited)

experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over-or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets

PROFUNDS VP

Notes to Schedules of Portfolio Investments (continued)
September 30, 2009
(unaudited)

exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

4.	Federal Income Tax Information

At September 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$130,536,369	$22,379,508	$(15,623,660)	$6,755,848
ProFund VP Mid-Cap	2,816,000	-	-	-
ProFund VP Small-Cap	14,694,801	232,263	(102,070)	130,193
ProFund VP Dow 30	4,013,000	-	-	-
ProFund VP NASDAQ-100	50,419,275	16,710,357	(7,623,310)	9,087,047
ProFund VP Large-Cap Value	53,143,936	10,272,312	(16,041,444)	(5,769,132)
ProFund VP Large-Cap Growth	35,470,910	10,859,923	(8,726,007)	2,133,916
ProFund VP Mid-Cap Value	34,958,459	8,111,234	(9,213,709)	(1,102,475)
ProFund VP Mid-Cap Growth	41,591,098	13,339,032	(10,671,801)	2,667,231
ProFund VP Small-Cap Value	34,087,764	7,935,962	(12,585,881)	(4,649,919)
ProFund VP Small-Cap Growth	42,312,599	12,187,693	(12,736,857)	(549,164)
ProFund VP Asia 30	87,794,587	41,719,931	(17,841,031)	23,878,900
ProFund VP Europe 30	54,694,472	14,071,915	(11,434,739)	2,637,176
ProFund VP International	15,287,000	-	-	-
ProFund VP Emerging Markets	26,695,029	62,436	(19,004)	43,432
ProFund VP Japan	10,269,000	-	-	-
ProFund VP UltraBull	31,282,428	3,938,588	(2,966,372)	972,216
ProFund VP UltraMid-Cap	27,105,781	4,016,182	(2,495,179)	1,521,003
ProFund VP UltraSmall-Cap	23,988,508	1,491,176	(318,229)	1,172,947
ProFund VP UltraNASDAQ-100	38,341,580	5,016,538	(3,159,616)	1,856,922
ProFund VP Bear	69,649,527	-	(634)	(634)
ProFund VP Short Mid-Cap	5,414,000	-	-	-
ProFund VP Short Small-Cap	11,210,612	-	(122)	(122)
ProFund VP Short Dow 30	1,113,000	-	-	-
ProFund VP Short NASDAQ-100	27,552,999	-	-	-
ProFund VP Short International	2,331,000	-	-	-
ProFund VP Short Emerging Markets	1,353,000	-	-	-
ProFund VP UltraShort Dow 30	2,091,000	-	-	-
ProFund VP UltraShort NASDAQ-100	105,000	-	-	-
ProFund VP Banks	22,105,792	4,333,050	(15,880,622)	(11,547,572)
ProFund VP Basic Materials	68,503,668	16,133,585	(20,272,899)	(4,139,314)
ProFund VP Biotechnology	8,040,520	3,983,497	(3,007,801)	975,696
ProFund VP Consumer Goods	8,447,035	2,588,123	(1,846,047)	742,076
ProFund VP Consumer Services	3,135,809	924,228	(674,560)	249,668
ProFund VP Financials	34,257,541	11,416,388	(15,288,824)	(3,872,436)
ProFund VP Health Care	16,969,161	6,497,496	(4,735,312)	1,762,184
ProFund VP Industrials	9,856,212	2,279,203	(2,070,281)	208,922
ProFund VP Internet	8,632,198	3,723,394	(1,039,986)	2,683,408
ProFund VP Oil & Gas	52,221,777	35,002,786	(11,505,565)	23,497,221
ProFund VP Pharmaceuticals	8,196,475	1,474,497	(2,461,879)	(987,382)
ProFund VP Precious Metals	123,271,996	-	-	-
ProFund VP Real Estate	21,501,384	5,603,215	(4,481,931)	1,121,284
ProFund VP Semiconductor	9,663,130	1,918,725	(1,055,959)	862,766
ProFund VP Technology	23,052,104	7,383,786	(4,307,660)	3,076,126
ProFund VP Telecommunications	4,870,047	985,715	(1,617,758)	(632,043)
ProFund VP Utilities	25,856,927	9,325,259	(4,950,672)	4,374,587
ProFund VP U.S. Government Plus	53,584,242	500,882	-	500,882
ProFund VP Rising Rates Opportunity	60,730,690	-	(2,037)	(2,037)
ProFund VP Falling U.S. Dollar	1,999,000	-	-	-
ProFund VP Money Market	187,819,000	-	-	-

5.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds VP transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman and/or the Securities Investor Protection Corporation (“SIPC”) (the “Potential Bankruptcy Paying Parties”) fail to pay the ProFunds VP in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds VP for any such losses. Management, on behalf of the ProFunds VP, is pursuing collecting the full amounts directly from the Potential Bankruptcy Paying Parties. Any shortfall in payments from the Potential Bankruptcy Paying Parties will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the ProFunds’ VP financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the ProFunds VP.

As of September 30, 2009, the ProFund VPs’ custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund VP’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFund VPs’ Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
  Louis M. Mayberg, President and Principal Executive Officer

Date              November 27, 2009

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              November 27, 2009

* Print the name and title of each signing officer under his or her signature.